                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839
                  ---------------------------------------------

                              SPDR(R) SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)             Copy to:

Ryan M. Louvar, Esq.                         W. John McGuire, Esq.
Vice President and Counsel                   Morgan, Lewis & Bochius LLP
State Street Bank and Trust Company          1111 Pennsylvania Ave., NW
One Lincoln Street                           Washington, DC 20004
Boston, MA 02111

Registrant's telephone number, including area code:  (866) 787-2257

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SPDR(R) DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 2.3%
BE Aerospace, Inc. (a)........          164   $      6,811
Boeing Co. ...................        5,719        600,438
Ceradyne, Inc. (a)............          272         20,601
DRS Technologies, Inc. .......          173          9,536
General Dynamics Corp. .......        2,507        211,766
Goodrich Corp. ...............        1,561        106,507
Honeywell International,
  Inc. .......................        5,777        343,558
L-3 Communications Holdings,
  Inc. .......................        1,141        116,542
Lockheed Martin Corp. ........        2,580        279,904
Northrop Grumman Corp. .......        2,422        188,916
Precision Castparts Corp. ....          927        137,178
Raytheon Co. .................        3,971        253,429
Rockwell Collins, Inc. .......        1,811        132,275
Taser International, Inc.
  (a).........................          166          2,605
United Technologies Corp. ....        6,962        560,302
                                              ------------
                                                 2,970,368
                                              ------------
AIR FREIGHT & LOGISTICS -- 0.6%
C.H. Robinson Worldwide,
  Inc. .......................        1,086         58,959
Expeditors International
  Washington, Inc. ...........        2,862        135,372
FedEx Corp. ..................        2,179        228,250
Forward Air Corp. ............        1,883         56,076
United Parcel Service, Inc.
  (Class B)...................        4,137        310,689
                                              ------------
                                                   789,346
                                              ------------
AIRLINES -- 0.2%
AMR Corp. (a).................        2,461         54,856
Continental Airlines, Inc.
  (Class B) (a)...............          529         17,473
JetBlue Airways Corp. (a).....        2,769         25,530
Midwest Air Group, Inc. (a)...        1,357         22,323
Pinnacle Airlines Corp. (a)...          198          3,172
Southwest Airlines Co. .......        6,588         97,502
                                              ------------
                                                   220,856
                                              ------------
AUTO COMPONENTS -- 0.4%
American Axle & Manufacturing
  Holdings, Inc. .............          300          7,575
Gentex Corp. .................        2,936         62,948
Johnson Controls, Inc. .......        1,739        205,393
Lear Corp. (a)................        1,174         37,685
Modine Manufacturing Co. .....        1,735         46,186
Proliance International, Inc.
  (a).........................        2,532          5,343
The Goodyear Tire & Rubber Co.
  (a).........................        2,614         79,492
WABCO Holdings, Inc. .........          591         27,629
                                              ------------
                                                   472,251
                                              ------------
AUTOMOBILES -- 0.3%
Ford Motor Co. (a)............       15,405        130,788
General Motors Corp. .........        4,237        155,498
Harley-Davidson, Inc. ........        2,426        112,106
Thor Industries, Inc. ........          320         14,397
                                              ------------
                                                   412,789
                                              ------------
BEVERAGES -- 1.7%
Anheuser-Busch Cos., Inc. ....        5,243        262,097
Coca-Cola Enterprises, Inc. ..        3,146         76,196
Constellation Brands, Inc.
  (Class A) (a)...............        2,244         54,327
PepsiCo, Inc. ................       12,141        889,450
The Coca-Cola Co. ............       16,114        926,072
The Pepsi Bottling Group,
  Inc. .......................        2,169         80,622
                                              ------------
                                                 2,288,764
                                              ------------
BIOTECHNOLOGY -- 1.6%
Acadia Pharmaceuticals, Inc.
  (a).........................          209          3,145
Alfacell Corp. (a)............        3,442          7,194
Amgen, Inc. (a)...............        9,688        548,050
Amylin Pharmaceuticals, Inc.
  (a).........................          313         15,650
AVI BioPharma, Inc. (a).......        2,712          6,916
BioCryst Pharmaceuticals, Inc.
  (a).........................          522          3,769
Biogen Idec, Inc. (a).........        3,306        219,287
Celgene Corp. (a).............        3,691        263,205
Cephalon, Inc. (a)............        1,228         89,718
Chelsea Therapeutics
  International, Inc. (a).....        3,756         25,128
CV Therapeutics, Inc. (a).....          124          1,113
Dynavax Technologies Corp.
  (a).........................        1,461          6,268
Genentech, Inc. (a)...........        3,678        286,958
Genzyme Corp. (a).............        1,923        119,149
Gilead Sciences, Inc. (a).....        8,016        327,614
Human Genome Sciences, Inc.
  (a).........................        3,391         34,893
ImClone Systems, Inc. (a).....        1,101         45,515
InterMune, Inc. (a)...........          158          3,022
Isolagen, Inc. (a)............        6,366         16,934
Martek Biosciences Corp. (a)..          200          5,806
Medarex, Inc. (a).............          228          3,228
Millennium Pharmaceuticals,
  Inc. (a)....................        5,144         52,212
Neurocrine Biosciences, Inc.
  (a).........................        1,078         10,780
Novavax, Inc. (a).............        1,983          7,119
OSI Pharmaceuticals, Inc.
  (a).........................          617         20,972
PDL BioPharma, Inc. (a).......          389          8,406
Pharmion Corp. (a)............          326         15,042
SIGA Technologies, Inc. (a)...        4,382         17,528
StemCells, Inc. (a)...........        3,234          6,824
Threshold Pharmaceuticals,
  Inc. (a)....................          416            370
                                              ------------
                                                 2,171,815
                                              ------------
BUILDING PRODUCTS -- 0.1%
American Standard Cos.,
  Inc. .......................        1,774         63,190
Masco Corp. ..................        3,285         76,113
Simpson Manufacturing Co.,
  Inc. .......................          313          9,969
USG Corp. (a).................          536         20,127
                                              ------------
                                                   169,399
                                              ------------
CAPITAL MARKETS -- 3.0%
A.G. Edwards, Inc. ...........          756         63,315
Ameriprise Financial, Inc. ...        1,605        101,291
E*TRADE Financial Corp. (a)...        4,745         61,970
Franklin Resources, Inc. .....        1,288        164,220
International Assets Holding
  Corp. (a)...................        1,461         37,621
Janus Capital Group, Inc. ....        3,429         96,972
Legg Mason, Inc. .............        1,058         89,179
Lehman Brothers Holdings,
  Inc. .......................        4,601        284,020
Merrill Lynch & Co., Inc. ....        6,828        486,682
Morgan Stanley................        7,758        488,754
Northern Trust Corp. .........        1,956        129,624
Nuveen Investments, Inc. .....          245         15,175
SEI Investments Co. ..........        3,106         84,732
State Street Corp. (b)........        2,945        200,731
T. Rowe Price Group, Inc. ....        1,853        103,193
TD Ameritrade Holding Corp.
  (a).........................        1,950         35,529
The Bank of New York Mellon
  Corp. ......................        9,165        404,543
The Bear Stearns Cos., Inc. ..          942        115,687
The Charles Schwab Corp. .....       10,300        222,480

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
The Goldman Sachs Group,
  Inc. .......................        3,263   $    707,223
Waddell & Reed Financial, Inc.
  (Class A)...................        2,669         72,143
                                              ------------
                                                 3,965,084
                                              ------------
CHEMICALS -- 1.6%
Air Products & Chemicals,
  Inc. .......................        1,895        185,255
Ashland, Inc. ................          885         53,286
Cabot Corp. ..................          416         14,780
Chemtura Corp. ...............        2,646         23,523
E. I. du Pont de Nemours &
  Co. ........................        7,395        366,496
Eastman Chemical Co. .........        1,102         73,536
Ecolab, Inc. .................        2,254        106,389
Lyondell Chemical Co. ........        2,500        115,875
Monsanto Co. .................        4,542        389,431
Nalco Holding Co. ............          626         18,561
PPG Industries, Inc. .........        1,596        120,578
Praxair, Inc. ................        2,889        241,983
Rohm & Haas Co. ..............        1,631         90,798
Sigma-Aldrich Corp. ..........          835         40,698
The Dow Chemical Co. .........        7,387        318,084
The Mosaic Co. (a)............          192         10,276
Xethanol Corp. (a)............        5,112          3,578
                                              ------------
                                                 2,173,127
                                              ------------
COMMERCIAL BANKS -- 3.6%
Arrow Financial Corp. ........        2,247         50,073
Bank of Granite Corp. ........        4,383         59,521
Bank of Hawaii Corp. .........          416         21,986
BB&T Corp. ...................        3,945        159,339
Capitol Bancorp, Ltd. ........        1,604         39,827
Cathay General Bancorp........          313         10,082
Citizens Republic Bancorp,
  Inc. .......................        2,348         37,826
Columbia Banking System,
  Inc. .......................        2,286         72,740
Comerica, Inc. ...............          522         26,768
Commerce Bancorp, Inc. .......        1,909         74,031
Community Banks, Inc. ........        2,911         86,719
CVB Financial Corp. ..........        4,467         52,264
Farmers Capital Bank Corp. ...        1,882         53,524
Fifth Third Bancorp...........        3,585        121,460
First Bancorp- North
  Carolina....................        1,343         27,370
First Commonwealth Financial
  Corp. ......................        5,438         60,144
First Community Bancorp,
  Inc. .......................          956         52,303
First Merchants Corp. ........        2,569         55,388
FNB Corp. ....................        2,296         69,087
Horizon Financial Corp. ......        1,864         37,802
Huntington Bancshares, Inc. ..          731         12,412
Independent Bank Corp.-
  Massachusetts...............        1,775         52,717
Integra Bank Corp. ...........        1,676         30,386
International Bancshares
  Corp. ......................          458          9,939
Keycorp.......................        2,966         95,891
Lakeland Financial Corp. .....        3,111         71,895
M&T Bank Corp. ...............          626         64,760
Marshall & Ilsley Corp. ......          835         36,548
National City Corp. ..........        4,190        105,127
National Penn Bancshares,
  Inc. .......................        3,496         57,192
Old National Bancorp..........          522          8,649
Omega Financial Corp. ........        2,123         56,068
PNC Financial Services Group,
  Inc. .......................        1,861        126,734
Popular, Inc. ................        1,879         23,074
Regions Financial Corp. ......        4,223        124,494
Renasant Corp. ...............        2,991         64,695
Sandy Spring Bancorp, Inc. ...        1,798         54,156
Simmons First National
  Corp. ......................        2,135         56,236
Sterling Financial Corp.-
  Pennsylvania................        3,028         51,930
SunTrust Banks, Inc. .........        2,282        172,679
Synovus Financial Corp. ......          835         23,422
The Colonial BancGroup,
  Inc. .......................        1,002         21,663
Trustmark Corp. ..............          416         11,665
U.S. Bancorp..................       13,326        433,495
UCBH Holdings, Inc. ..........        2,911         50,884
Umpqua Holdings Corp. ........        2,999         60,010
UnionBanCal Corp. ............          416         24,299
United Bankshares, Inc. ......          313          9,528
United Community Banks,
  Inc. .......................        2,123         52,056
Wachovia Corp. ...............       14,002        702,200
Wells Fargo & Co. ............       23,423        834,327
Zions Bancorp.................          303         20,807
                                              ------------
                                                 4,688,192
                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
ACCO Brands Corp. (a).........          315          7,069
Avery Dennison Corp. .........        1,281         73,043
ChoicePoint, Inc. (a).........        1,292         48,993
Cintas Corp. .................        1,754         65,073
Covanta Holding Corp. (a).....          200          4,902
Dun & Bradstreet Corp. .......          950         93,680
Ennis, Inc. ..................        3,021         66,583
Equifax, Inc. ................        1,707         65,071
Herman Miller, Inc. ..........        1,653         44,862
Hudson Highland Group, Inc.
  (a).........................          112          1,426
Manpower, Inc. ...............          603         38,803
Monster Worldwide, Inc. (a)...        1,621         55,211
PHH Corp. (a).................          565         14,848
Pitney Bowes, Inc. ...........        2,118         96,200
R.R. Donnelley & Sons Co. ....        2,686         98,200
Robert Half International,
  Inc. .......................        2,309         68,947
Waste Connections, Inc. (a)...          469         14,895
Waste Management, Inc. .......        5,025        189,643
                                              ------------
                                                 1,047,449
                                              ------------
COMMUNICATIONS EQUIPMENT -- 2.7%
3Com Corp. (a)................        9,974         49,272
ADC Telecommunications, Inc.
  (a).........................        1,846         36,200
Andrew Corp. (a)..............        3,022         41,855
Arris Group, Inc. (a).........          257          3,174
Avaya, Inc. (a)...............        5,050         85,648
Avici Systems, Inc. ..........        1,985         21,160
Avocent Corp. (a).............          416         12,114
Carrier Access Corp. (a)......        2,400          9,120
CIENA Corp. (a)...............          500         19,040
Cisco Systems, Inc. (a).......       48,111      1,592,955
Comtech Telecommunications
  Corp. (a)...................           51          2,728
Corning, Inc. ................       12,111        298,536
Finisar Corp. (a).............        3,131          8,767
Foundry Networks, Inc. (a)....          939         16,686
Harris Corp. .................        1,799        103,964
InterDigital, Inc. (a)........          200          4,156
JDS Uniphase Corp. (a)........        2,639         39,479
Juniper Networks, Inc. (a)....        5,213        190,848
Motorola, Inc. ...............       18,748        347,400
MRV Communications, Inc. (a)..        3,651          9,054
Occam Networks, Inc. (a)......          728          6,931
Plantronics, Inc. ............          416         11,877
Polycom, Inc. (a).............          200          5,372
Proxim Wireless Corp (a)......        5,635          8,847

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
QUALCOMM, Inc. ...............       12,671   $    535,476
Relm Wireless Corp. (a).......          104            458
Tellabs, Inc. (a).............        5,865         55,835
                                              ------------
                                                 3,516,952
                                              ------------
COMPUTERS & PERIPHERALS -- 4.0%
Apple, Inc. (a)...............        7,095      1,089,366
Avid Technology, Inc. (a).....          698         18,902
Brocade Communications
  Systems, Inc. (a)...........        1,879         16,084
Dell, Inc. (a)................       16,679        460,340
EMC Corp. (a).................       19,477        405,122
Hewlett-Packard Co. ..........       22,477      1,119,130
Icad, Inc. (a)................        3,757         11,309
International Business
  Machines Corp. .............       12,152      1,431,506
Interphase Corp. (a)..........          835          9,135
Lexmark International, Inc.
  (a).........................          884         36,712
NCR Corp. (a).................        1,954         97,309
Network Appliance, Inc. (a)...        3,417         91,951
Novatel Wireless, Inc. (a)....          404          9,151
Palm, Inc. (a)................          626         10,185
QLogic Corp. (a)..............        2,493         33,531
SanDisk Corp. (a).............        2,540        139,954
Seagate Technology............        2,651         67,813
Sun Microsystems, Inc. (a)....       30,837        172,995
Western Digital Corp. (a).....        2,730         69,124
                                              ------------
                                                 5,289,619
                                              ------------
CONSTRUCTION & ENGINEERING -- 0.3%
EMCOR Group, Inc. (a).........          417         13,077
Fluor Corp. ..................          967        139,229
Foster Wheeler, Ltd. (a)......          357         46,867
Jacobs Engineering Group, Inc.
  (a).........................        1,936        146,323
Quanta Services, Inc. (a).....          303          8,014
URS Corp. (a).................          313         17,669
                                              ------------
                                                   371,179
                                              ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. ........          313         11,187
Florida Rock Industries,
  Inc. .......................          551         34,432
Headwaters, Inc. (a)..........          313          4,657
Martin Marietta Materials,
  Inc. .......................          495         66,107
Vulcan Materials Co. .........        1,007         89,774
                                              ------------
                                                   206,157
                                              ------------
CONSUMER FINANCE -- 0.8%
American Express Co. .........        8,028        476,622
AmeriCredit Corp. (a).........        1,964         34,527
Capital One Financial Corp. ..        3,507        232,970
Discover Financial Services
  (a).........................        3,830         79,664
SLM Corp. ....................        3,447        171,213
The First Marblehead Corp. ...          200          7,586
                                              ------------
                                                 1,002,582
                                              ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a)......        2,565         58,379
Myers Industries, Inc. .......          286          5,668
Owens-Illinois, Inc. (a)......        2,017         83,605
Pactiv Corp. (a)..............        2,469         70,762
Sealed Air Corp. .............        2,441         62,392
Smurfit-Stone Container Corp.
  (a).........................        4,139         48,343
Temple-Inland, Inc. ..........        1,331         70,051
                                              ------------
                                                   399,200
                                              ------------
DISTRIBUTORS -- 0.0% (c)
Genuine Parts Co. ............          522         26,100
                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)........        1,407         84,631
Career Education Corp. (a)....        1,366         38,234
H&R Block, Inc. ..............        2,663         56,402
ITT Educational Services, Inc.
  (a).........................          865        105,262
Service Corp. International...        5,673         73,182
Strayer Education, Inc. ......          104         17,538
                                              ------------
                                                   375,249
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
Bank of America Corp. ........       33,419      1,679,973
CIT Group, Inc. ..............        2,100         84,420
Citigroup, Inc. ..............       38,013      1,774,067
CME Group, Inc. ..............          289        169,744
IntercontinentalExchange, Inc.
  (a).........................          532         80,811
International Securities
  Exchange Holdings, Inc. ....          395         26,256
JPMorgan Chase & Co. .........       25,892      1,186,371
Leucadia National Corp. ......        2,480        119,585
Moody's Corp. ................        2,382        120,053
NYSE Euronext.................        1,059         83,841
The Nasdaq Stock Market, Inc.
  (a).........................          416         15,675
                                              ------------
                                                 5,340,796
                                              ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.6%
AT&T, Inc. ...................       46,408      1,963,522
Cbeyond, Inc. (a).............           21            857
CenturyTel, Inc. .............          939         43,400
Citizens Communications Co. ..        5,028         72,001
Cogent Communications Group,
  Inc. (a)....................        1,461         34,100
Covad Communications Group,
  Inc. (a)....................        5,115          3,427
Embarq Corp. .................        1,030         57,268
Fibernet Telecom Group, Inc.
  (a).........................        2,295         19,186
Level 3 Communications, Inc.
  (a).........................        7,308         33,982
Qwest Communications
  International, Inc. (a).....       16,448        150,664
SureWest Communications.......        1,632         40,816
Time Warner Telecom, Inc.
  (Class A) (a)...............          432          9,491
Verizon Communications,
  Inc. .......................       21,299        943,120
Windstream Corp. .............        2,572         36,317
                                              ------------
                                                 3,408,151
                                              ------------
ELECTRIC UTILITIES -- 1.7%
Allegheny Energy, Inc. (a)....        2,052        107,238
American Electric Power Co.,
  Inc. .......................        3,347        154,230
Central Vermont Public Service
  Corp. ......................        2,840        103,774
Duke Energy Corp. ............        7,805        145,876
Edison International..........        2,811        155,870
Entergy Corp. ................        1,677        181,602
Exelon Corp. .................        5,262        396,544
FirstEnergy Corp. ............        2,609        165,254
FPL Group, Inc. ..............        2,997        182,458
MGE Energy, Inc. .............        1,757         58,754
Northeast Utilities...........          774         22,113
Pepco Holdings, Inc. .........        3,489         94,482
Pinnacle West Capital Corp. ..          173          6,835
PPL Corp. ....................        3,671        169,967
Progress Energy, Inc. ........          626         29,328
Reliant Energy, Inc. (a)......        4,115        105,344
The Southern Co. .............        5,029        182,452
                                              ------------
                                                 2,262,121
                                              ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
ELECTRICAL EQUIPMENT -- 0.5%
BTU International, Inc. (a)...          209   $      2,688
Capstone Turbine Corp. (a)....        4,382          5,258
Cooper Industries, Ltd. ......        2,155        110,099
Emerson Electric Co. .........        6,317        336,191
Hubbell, Inc. (Class B).......        1,169         66,773
Phazar Corp. (a)..............          730          5,694
Rockwell Automation, Inc. ....        1,604        111,494
Roper Industries, Inc. .......        1,372         89,866
                                              ------------
                                                   728,063
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.8%
Aetrium, Inc. (a).............        4,069         20,345
Agilent Technologies, Inc.
  (a).........................        3,464        127,752
American Technology Corp.
  (a).........................        2,192          8,330
Amphenol Corp. (Class A)......        2,421         96,259
Arrow Electronics, Inc. (a)...        1,906         81,043
Avnet, Inc. (a)...............        2,192         87,373
Benchmark Electronics, Inc.
  (a).........................          184          4,392
CDW Corp. (a).................          936         81,619
Digital Angel Corp. (a).......        4,800          6,240
Itron, Inc. (a)...............          100          9,307
Jabil Circuit, Inc. ..........        1,947         44,469
Lightpath Technologies, Inc.
  (a).........................        4,278         17,583
Lumera Corp. (a)..............        1,670          7,164
Mechanical Technology, Inc.
  (a).........................        3,338          3,805
Molex, Inc. ..................        2,046         55,099
National Instruments Corp. ...          416         14,281
RAE Systems, Inc. (a).........        2,399          7,941
Sanmina-SCI Corp. (a).........        7,822         16,583
Security With Advanced
  Technology,
  Inc. (a)....................          419          1,634
Solectron Corp. (a)...........       12,588         49,093
Superconductor Technologies,
  Inc. (a)....................          104            726
Tech Data Corp. (a)...........          200          8,024
Tektronix, Inc. ..............        1,867         51,791
Trimble Navigation, Ltd. (a)..        2,202         86,340
Tyco Electronics, Ltd. .......        3,783        134,032
Vishay Intertechnology, Inc.
  (a).........................        3,350         43,651
                                              ------------
                                                 1,064,876
                                              ------------
ENERGY EQUIPMENT & SERVICES -- 2.6%
Baker Hughes, Inc. ...........        2,399        216,798
BJ Services Co. ..............        2,981         79,146
Bronco Drilling Co., Inc.
  (a).........................          245          3,626
Cameron International Corp.
  (a).........................          835         77,062
Diamond Offshore Drilling,
  Inc. .......................          416         47,129
ENSCO International, Inc. ....        1,803        101,148
Exterran Holdings, Inc. (a)...          209         16,791
Global Industries, Ltd. (a)...          211          5,435
GlobalSantaFe Corp. ..........        2,187        166,256
Grant Prideco, Inc. (a).......        2,151        117,273
Grey Wolf, Inc. (a)...........        6,215         40,708
Halliburton Co. ..............        8,130        312,192
Helmerich & Payne, Inc. ......          626         20,552
Horizon Offshore, Inc. (a)....          300          4,950
Matrix Service Co. (a)........          154          3,226
Nabors Industries, Ltd. (a)...        2,852         87,756
National-Oilwell Varco, Inc.
  (a).........................        1,693        244,638
Noble Corp. ..................        2,680        131,454
Omni Energy Services Corp.
  (a).........................        4,172         33,334
Patterson-UTI Energy, Inc. ...        2,242         50,602
PowerSecure International,
  Inc. (a)....................        1,671         20,821
Pride International, Inc.
  (a).........................        1,148         41,959
Rowan Cos., Inc. .............        1,870         68,405
Schlumberger, Ltd. ...........        8,368        878,640
Smith International, Inc. ....          731         52,193
Superior Energy Services, Inc.
  (a).........................        2,620         92,853
TGC Industries, Inc. (a)......        2,958         31,325
Tidewater, Inc. ..............          416         26,141
Transocean, Inc. (a)..........        2,756        311,566
Weatherford International,
  Ltd. (a)....................        2,538        170,503
                                              ------------
                                                 3,454,482
                                              ------------
FOOD & STAPLES RETAILING -- 2.0%
Costco Wholesale Corp. .......        3,843        235,845
CVS Caremark Corp. ...........       12,752        505,362
Performance Food Group Co.
  (a).........................        1,299         39,139
Safeway, Inc. ................        3,991        132,142
SUPERVALU, Inc. ..............        2,196         85,666
Sysco Corp. ..................        5,277        187,808
The Kroger Co. ...............        5,739        163,676
The Topps Co., Inc. ..........        5,267         51,037
Wal-Mart Stores, Inc. ........       18,555        809,926
Walgreen Co. .................        7,742        365,732
Whole Foods Market, Inc. .....        1,148         56,206
                                              ------------
                                                 2,632,539
                                              ------------
FOOD PRODUCTS -- 1.4%
Archer-Daniels-Midland Co. ...        5,567        184,156
Bunge, Ltd. ..................        1,258        135,172
Campbell Soup Co. ............        2,695         99,715
ConAgra Foods, Inc. ..........        4,867        127,175
Dean Foods Co. ...............        1,915         48,986
Del Monte Foods Co. ..........        5,072         53,256
Flowers Foods, Inc. ..........        3,316         72,289
General Mills, Inc. ..........        2,893        167,823
H.J. Heinz Co. ...............        3,138        144,976
Kellogg Co. ..................          700         39,200
Kraft Foods, Inc. ............       11,498        396,796
McCormick & Co., Inc. ........          939         33,776
Pilgrim's Pride Corp. ........          313         10,870
Sara Lee Corp. ...............        6,951        116,012
The Hershey Co. ..............        1,472         68,315
The J.M. Smucker Co. .........          416         22,223
TreeHouse Foods, Inc. (a).....          382         10,333
Tyson Foods, Inc. (Class A)...        3,451         61,600
Wm. Wrigley Jr., Co. .........          522         33,528
                                              ------------
                                                 1,826,201
                                              ------------
GAS UTILITIES -- 0.2%
Chesapeake Utilities Corp. ...        2,008         68,252
EnergySouth, Inc. ............        2,286        115,260
Questar Corp. ................        1,198         62,931
                                              ------------
                                                   246,443
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Advanced Medical Optics, Inc.
  (a).........................        1,157         35,393
Align Technology, Inc. (a)....          176          4,458
Angeion Corp. (a).............        1,773         13,014
Bausch & Lomb, Inc. ..........          671         42,944
Baxter International, Inc. ...        4,651        261,758
Becton, Dickinson & Co. ......        2,058        168,859
Boston Scientific Corp. (a)...        9,201        128,354
C.R. Bard, Inc. ..............        1,075         94,804
Cambridge Heart, Inc. (a).....        6,780         23,730

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
Covidien, Ltd. (a)............        3,783   $    156,995
Cytyc Corp. (a)...............        1,893         90,201
Edwards Lifesciences Corp.
  (a).........................        1,122         55,326
Hologic, Inc. (a).............          416         25,376
Hospira, Inc. (a).............        1,803         74,734
Insite Vision, Inc. (a).......        2,503          2,878
Intuitive Surgical, Inc. (a)..           15          3,450
Kinetic Concepts, Inc. (a)....          746         41,985
Medtronic, Inc. ..............        8,756        493,926
St. Jude Medical, Inc. (a)....        3,137        138,248
Stryker Corp. ................        2,408        165,574
Varian Medical Systems, Inc.
  (a).........................        1,644         68,867
Zimmer Holdings, Inc. (a).....        2,010        162,790
                                              ------------
                                                 2,253,664
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
Aetna, Inc. ..................        4,791        260,007
AmerisourceBergen Corp. ......        2,282        103,443
Cardinal Health, Inc. ........        3,579        223,795
CIGNA Corp. ..................        3,092        164,773
Coventry Health Care, Inc.
  (a).........................        1,570         97,670
DaVita, Inc. (a)..............        1,182         74,679
Express Scripts, Inc. (Class
  A) (a)......................        2,746        153,282
Health Management Associates,
  Inc. .......................        2,427         16,843
Health Net, Inc. (a)..........        1,580         85,399
Healthsouth Corp. (a).........          200          3,502
Healthways, Inc. (a)..........          209         11,280
Henry Schein, Inc. (a)........        1,397         84,993
Humana, Inc. (a)..............        1,649        115,232
Laboratory Corp. of America
  Holdings (a)................        1,400        109,522
Lincare Holdings, Inc. (a)....        1,296         47,498
Manor Care, Inc. .............          939         60,472
McKesson Corp. ...............        2,589        152,207
Medco Health Solutions, Inc.
  (a).........................        2,387        215,761
Omnicare, Inc. ...............        1,356         44,924
Patterson Cos., Inc. (a)......        1,358         52,432
PharMerica Corp. (a)..........          190          2,835
Psychiatric Solutions, Inc.
  (a).........................          313         12,295
Quest Diagnostics, Inc. ......        1,108         64,009
Sierra Health Services, Inc.
  (a).........................          211          8,902
Tenet Healthcare Corp. (a)....        5,438         18,272
UnitedHealth Group, Inc. .....       10,863        526,095
VCA Antech, Inc. (a)..........        1,572         65,631
WellPoint, Inc. (a)...........        4,867        384,104
                                              ------------
                                                 3,159,857
                                              ------------
HEALTH CARE TECHNOLOGY -- 0.1%
HLTH Corp. (a)................        1,848         26,186
IMS Health, Inc. .............        2,894         88,672
                                              ------------
                                                   114,858
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
Bob Evans Farms, Inc. ........        2,370         71,527
Brinker International, Inc. ..          860         23,598
Carnival Corp. ...............        3,449        167,035
Darden Restaurants, Inc. .....        1,785         74,720
Gaylord Entertainment Co.
  (a).........................          313         16,658
Harrah's Entertainment,
  Inc. .......................        2,588        224,975
Hilton Hotels Corp. ..........        3,657        170,014
International Game
  Technology..................        3,232        139,299
Las Vegas Sands Corp. (a).....          728         97,130
Marriott International, Inc.
  (Class A)...................        3,188        138,582
McDonald's Corp. .............        9,510        518,010
MGM Mirage, Inc. (a)..........        1,385        123,874
Orient-Express Hotels, Ltd.
  (Class A)...................          225         11,536
Panera Bread Co. (Class A)
  (a).........................          209          8,527
Penn National Gaming, Inc.
  (a).........................          397         23,431
Ruby Tuesday, Inc. ...........          522          9,574
Scientific Games Corp. (Class
  A) (a)......................        1,654         62,190
Starbucks Corp. (a)...........        6,628        173,654
Starwood Hotels & Resorts
  Worldwide, Inc. ............        1,820        110,565
Station Casinos, Inc. ........          724         63,336
The Cheesecake Factory, Inc.
  (a).........................        1,771         41,565
The Steak n Shake Co. (a).....        2,395         35,949
Wendy's International, Inc. ..        1,253         43,742
Wyndham Worldwide Corp. ......        1,774         58,116
Wynn Resorts, Ltd. ...........          864        136,132
Yum! Brands, Inc. ............        5,147        174,123
                                              ------------
                                                 2,717,862
                                              ------------
HOUSEHOLD DURABLES -- 0.7%
American Greetings Corp.
  (Class A)...................        1,731         45,698
Bassett Furniture Industries,
  Inc. .......................        2,781         28,867
Beazer Homes USA, Inc. .......          763          6,295
Black & Decker Corp. .........          833         69,389
Centex Corp. .................        1,458         38,739
D.R. Horton, Inc. ............        2,807         35,958
Fortune Brands, Inc. .........        1,239        100,966
Garmin, Ltd. .................          379         45,253
Handheld Entertainment, Inc.
  (a).........................          313            889
Harman International
  Industries, Inc. ...........          746         64,544
Hovnanian Enterprises, Inc.
  (a).........................          323          3,582
Jarden Corp. (a)..............           43          1,318
KB HOME.......................        1,206         30,222
Kimball International, Inc.
  (Class B)...................        3,015         34,311
Leggett & Platt, Inc. ........        2,372         45,448
Lennar Corp. (Class A)........        1,271         28,788
Mohawk Industries, Inc. (a)...          416         33,821
National Presto Industries,
  Inc. .......................          369         19,557
Newell Rubbermaid, Inc. ......        3,248         93,607
NVR, Inc. (a).................           70         32,917
Pulte Homes, Inc. ............        1,991         27,097
Ryland Group, Inc. ...........          675         14,465
Toll Brothers, Inc. (a).......        1,148         22,949
Whirlpool Corp. ..............          819         72,973
                                              ------------
                                                   897,653
                                              ------------
HOUSEHOLD PRODUCTS -- 1.9%
Church & Dwight Co., Inc. ....        1,469         69,102
Colgate-Palmolive Co. ........        4,006        285,708
Energizer Holdings, Inc. (a)..          982        108,854
Kimberly-Clark Corp. .........        3,305        232,209
Procter & Gamble Co. .........       24,008      1,688,723
The Clorox Co. ...............        1,110         67,699
                                              ------------
                                                 2,452,295
                                              ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Constellation Energy Group,
  Inc. .......................        1,679        144,041
Mirant Corp. (a)..............        1,879         76,438
NRG Energy, Inc. (a)..........        2,698        114,098
The AES Corp. (a).............        6,067        121,583
TXU Corp. ....................        3,658        250,463
US Energy Systems, Inc. (a)...        4,486          2,916
                                              ------------
                                                   709,539
                                              ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
INDUSTRIAL CONGLOMERATES -- 3.2%
3M Co. .......................        5,071   $    474,544
General Electric Co. .........       78,195      3,237,273
McDermott International, Inc.
  (a).........................        2,278        123,195
Textron, Inc. ................        2,382        148,184
Tyco International Ltd........        3,783        167,738
                                              ------------
                                                 4,150,934
                                              ------------
INSURANCE -- 4.5%
ACE, Ltd. ....................        2,104        127,439
AFLAC, Inc. ..................        4,129        235,518
Alfa Corp. ...................        4,315         78,447
AMBAC Financial Group, Inc. ..        1,141         71,780
American International Group,
  Inc. .......................       17,492      1,183,334
AON Corp. ....................        2,877        128,918
Assurant, Inc. ...............        1,888        101,008
Berkshire Hathaway, Inc.
  (Class A) (a)...............            7        829,570
Chubb Corp. ..................        3,013        161,617
Cincinnati Financial Corp. ...        1,081         46,818
Everest Re Group, Ltd. .......          503         55,451
Fidelity National Financial,
  Inc. .......................        2,337         40,851
Genworth Financial, Inc.
  (Class A)...................        2,845         87,427
Hartford Financial Services
  Group, Inc. ................        2,291        212,032
IPC Holdings, Ltd. ...........          906         26,138
Lincoln National Corp. .......        2,234        147,377
Loews Corp. ..................        3,741        180,877
Marsh & McLennan Cos., Inc. ..        3,892         99,246
MBIA, Inc. ...................        1,441         87,973
MetLife, Inc. ................        3,522        245,589
PartnerRe, Ltd. ..............          168         13,270
Philadelphia Consolidated
  Holding Co. (a).............          313         12,940
Principal Financial Group,
  Inc. .......................        2,618        165,170
ProAssurance Corp. (a)........        1,144         61,627
Prudential Financial, Inc. ...        4,013        391,589
Reinsurance Group America,
  Inc. .......................          313         17,744
RenaissanceRe Holdings,
  Ltd. .......................          575         37,611
SAFECO Corp. .................        1,441         88,218
Selective Insurance Group,
  Inc. .......................        2,551         54,285
The Allstate Corp. ...........        5,081        290,582
The Hanover Insurance Group,
  Inc. .......................          934         41,274
The Phoenix Cos., Inc. .......        3,790         53,477
The Progressive Corp. ........        5,300        102,873
The Travelers Cos., Inc. .....        5,404        272,037
Torchmark Corp. ..............          416         25,925
Transatlantic Holdings,
  Inc. .......................          209         14,699
Unum Group....................        3,966         97,048
WR Berkley Corp. .............          522         15,467
XL Capital, Ltd. (Class A)....          999         79,121
                                              ------------
                                                 5,982,367
                                              ------------
INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)..........        2,759        257,001
Expedia, Inc. (a).............        2,329         74,248
IAC/InterActiveCorp (a).......        2,329         69,101
Liberty Media Holding Corp. -
  Interactive (Class A) (a)...        5,317        102,140
                                              ------------
                                                   502,490
                                              ------------
INTERNET SOFTWARE & SERVICES -- 1.4%
Akamai Technologies, Inc.
  (a).........................        1,757         50,479
Art Technology Group, Inc.
  (a).........................        3,027          9,141
EarthLink, Inc. (a)...........        4,110         32,551
eBay, Inc. (a)................        7,817        305,019
EDGAR Online, Inc. (a)........          315            939
Equinix, Inc. (a).............          100          8,869
Google, Inc. (Class A) (a)....        1,743        988,752
Internap Network Services
  Corp. (a)...................        2,436         34,518
Local.com Corp. (a)...........        2,608         16,926
Looksmart (a).................        1,983          5,612
NaviSite, Inc. (a)............        3,548         31,187
Quepasa Corp. (a).............        3,236         13,106
Terremark Worldwide, Inc.
  (a).........................        1,878         13,465
VeriSign, Inc. (a)............        2,637         88,972
Websense, Inc. (a)............          416          8,208
Yahoo!, Inc. (a)..............        9,131        245,076
                                              ------------
                                                 1,852,820
                                              ------------
IT SERVICES -- 1.2%
Accenture, Ltd. (Class A).....        3,414        137,413
Affiliated Computer Services,
  Inc. (a)....................        1,241         62,348
Alliance Data Systems Corp.
  (a).........................          347         26,872
Automatic Data Processing,
  Inc. .......................        4,449        204,343
Broadridge Financial
  Solutions, Inc. ............        1,111         21,053
Ceridian Corp. (a)............        2,328         80,875
Checkfree Corp. (a)...........        1,234         57,430
Cognizant Technology Solutions
  Corp. (a)...................        1,402        111,837
Computer Sciences Corp. (a)...        1,823        101,906
Electronic Data Systems
  Corp. ......................        4,956        108,239
Fidelity National Information
  Services, Inc. .............        2,393        106,177
Fiserv, Inc. (a)..............        1,946         98,974
Iron Mountain, Inc. (a).......        2,575         78,486
Mastercard, Inc. .............          615         91,002
Paychex, Inc. ................        3,104        127,264
The Western Union Co. ........        5,806        121,752
Unisys Corp. (a)..............        5,629         37,264
                                              ------------
                                                 1,573,235
                                              ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. ..............        1,384         31,638
Eastman Kodak Co. ............        2,900         77,604
Hasbro, Inc. .................        2,794         77,897
Mattel, Inc. .................        4,406        103,365
Pool Corp. ...................        1,331         33,248
                                              ------------
                                                   323,752
                                              ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Affymetrix, Inc. (a)..........          905         22,960
AMAG Pharmaceuticals, Inc.
  (a).........................          167          9,552
Applera Corp. -- Applied
  Biosystems Group............        3,001        103,955
Charles River Laboratories
  International, Inc. (a).....          522         29,310
Covance, Inc. (a).............          416         32,406
Invitrogen Corp. (a)..........          864         70,615
Medivation, Inc. (a)..........        2,086         41,824
Millipore Corp. (a)...........          914         69,281
Nektar Therapeutics (a).......          626          5,528
PerkinElmer, Inc. ............        2,376         69,403
Pure Bioscience (a)...........        7,302         35,050
Sequenom, Inc. (a)............        2,297         16,515
Techne Corp. (a)..............          908         57,277
Thermo Fisher Scientific, Inc.
  (a).........................        3,027        174,719
Waters Corp. (a)..............        1,346         90,074
                                              ------------
                                                   828,469
                                              ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
MACHINERY -- 2.2%
AGCO Corp. (a)................          200   $     10,154
Caterpillar, Inc. ............        5,197        407,601
CLARCOR, Inc. ................          416         14,231
Crane Co. ....................          416         19,955
Cummins, Inc. ................          618         79,036
Danaher Corp. ................        1,884        155,826
Deere & Co. ..................        2,019        299,660
Donaldson Co., Inc. ..........          377         15,743
Dover Corp. ..................        1,486         75,712
Eaton Corp. ..................        1,417        140,340
Federal Signal Corp. .........        2,968         45,588
Harsco Corp. .................        1,823        108,049
IDEX Corp. ...................        2,420         88,064
Illinois Tool Works, Inc. ....        3,770        224,843
Ingersoll-Rand Co., Ltd.
  (Class A)...................        3,012        164,064
ITT Corp. ....................        1,853        125,874
Joy Global, Inc. .............        1,962         99,787
Lincoln Electric Holdings,
  Inc. .......................          313         24,292
Oshkosh Truck Corp. ..........          522         32,348
PACCAR, Inc. .................        2,415        205,879
Pall Corp. ...................        2,348         91,337
Parker-Hannifin Corp. ........        1,258        140,682
Pentair, Inc. ................        1,370         45,457
SPX Corp. ....................          836         77,380
Terex Corp. (a)...............          218         19,406
The Manitowoc Co., Inc. ......          832         36,841
The Timken Co. ...............        2,184         81,136
Watts Water Technologies,
  Inc. .......................        1,551         47,616
                                              ------------
                                                 2,876,901
                                              ------------
MEDIA -- 3.4%
Cablevision Systems Corp.
  (Class A) (a)...............        2,317         80,956
CBS Corp. ....................        5,690        179,235
Charter Communications, Inc.
  (a).........................        5,008         12,921
Citadel Broadcasting Corp. ...        1,168          4,859
Clear Channel Communications,
  Inc. .......................        4,453        166,720
Comcast Corp. (Class A) (a)...       24,833        600,462
Courier Corp. ................        1,517         53,414
Discovery Holding Co. (Class
  A) (a)......................        2,314         66,759
Dow Jones & Co., Inc. ........          676         40,357
EchoStar Communications Corp.
  (Class A) (a)...............        2,608        122,081
EW Scripps Co. ...............          626         26,292
Gannett Co., Inc. ............        1,786         78,048
Getty Images, Inc. (a)........          653         18,180
Idearc, Inc. .................        1,018         32,036
Journal Communications,
  Inc. .......................        3,036         28,781
Knology, Inc. (a).............        2,086         34,899
Lamar Advertising Co. ........        1,046         51,223
Liberty Global, Inc. (Class A)
  (a).........................        3,468        142,257
Liberty Media Corp. -- Capital
  (Series A) (a)..............        1,065        132,944
Live Nation, Inc. (a).........          580         12,325
Lodgenet Entertainment Corp.
  (a).........................          145          3,677
McClatchy Co. (Class A).......          200          3,996
News Corp. (Class A)..........       18,388        404,352
Omnicom Group, Inc. ..........        3,067        147,492
R.H. Donnelley Corp. (a)......          338         18,935
Radio One, Inc. (Class A)
  (a).........................        2,876         10,641
Sirius Satellite Radio, Inc.
  (a).........................       11,638         40,617
The DIRECTV Group, Inc. (a)...        8,394        203,806
The Interpublic Group of Cos.,
  Inc. (a)....................        4,853         50,374
The McGraw-Hill Cos., Inc. ...        3,206        163,217
The New York Times Co. (Class
  A)..........................          967         19,108
The Walt Disney Co. ..........       15,216        523,278
Time Warner, Inc. ............       33,897        622,349
Tribune Co. ..................        1,688         46,116
Viacom, Inc. (a)..............        5,690        221,739
Virgin Media, Inc. ...........        2,126         51,598
XM Satellite Radio Holdings,
  Inc. (Class A) (a)..........        2,210         31,316
                                              ------------
                                                 4,447,360
                                              ------------
METALS & MINING -- 1.2%
AK Steel Holding Corp. (a)....          472         20,744
Alcoa, Inc. ..................        7,091        277,400
Allegheny Technologies,
  Inc. .......................          829         91,149
Cleveland-Cliffs, Inc. .......          181         15,923
Commercial Metals Co. ........          200          6,330
Freeport-McMoRan Copper &
  Gold, Inc. .................        3,596        377,184
Metalline Mining, Inc. (a)....        6,365         18,459
Newmont Mining Corp. .........        4,813        215,286
Nucor Corp. ..................        2,845        169,192
Quanex Corp. .................          313         14,705
Southern Copper Corp. ........          626         77,518
Steel Dynamics, Inc. .........          726         33,904
Titanium Metals Corp. (a).....        1,147         38,493
United States Steel Corp. ....        1,394        147,680
Wheeling-Pittsburgh Corp.
  (a).........................          521         10,055
Worthington Industries,
  Inc. .......................          522         12,298
                                              ------------
                                                 1,526,320
                                              ------------
MULTI-UTILITIES -- 0.9%
Ameren Corp. .................        1,669         87,623
CMS Energy Corp. .............        3,292         55,371
Consolidated Edison, Inc. ....          626         28,984
Dominion Resources, Inc. .....        2,480        209,064
DTE Energy Co. ...............          835         40,447
Energy East Corp. ............        2,699         73,008
NiSource, Inc. ...............        1,044         19,982
PG&E Corp. ...................        3,594        171,793
PNM Resources, Inc. ..........          416          9,684
Public Service Enterprise
  Group, Inc. ................        1,808        159,086
Sempra Energy.................        1,932        112,288
TECO Energy, Inc. ............        3,813         62,648
Wisconsin Energy Corp. .......          835         37,600
Xcel Energy, Inc. ............        5,029        108,325
                                              ------------
                                                 1,175,903
                                              ------------
MULTILINE RETAIL -- 1.0%
Big Lots, Inc. (a)............        2,813         83,940
Dillard's, Inc. (Class A).....          522         11,395
Dollar Tree Stores, Inc. (a)..        1,851         75,040
Family Dollar Stores, Inc. ...        2,003         53,200
J. C. Penney Co., Inc. .......        2,242        142,075
Kohl's Corp. (a)..............        2,533        145,217
Macy's, Inc. .................        4,706        152,098
Nordstrom, Inc. ..............        2,250        105,502
Sears Holdings Corp. (a)......          751         95,527
Target Corp. .................        6,368        404,814
                                              ------------
                                                 1,268,808
                                              ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (a)...............        8,637   $    149,766
Zebra Technologies Corp.
  (Class A) (a)...............        1,055         38,497
                                              ------------
                                                   188,263
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 8.6%
Abraxas Petroleum Corp. (a)...        3,129         11,953
Anadarko Petroleum Corp. .....        3,894        209,302
Apache Corp. .................        2,576        231,995
Arch Coal, Inc. ..............        1,672         56,413
ATP Oil & Gas Corp. (a).......          175          8,230
Blue Dolphin Energy Co. (a)...        8,242         26,045
Cano Petroleum, Inc. (a)......        3,129         23,217
Cheniere Energy, Inc. (a).....          500         19,585
Chesapeake Energy Corp. ......        3,546        125,032
Chevron Corp. ................       16,432      1,537,707
ConocoPhillips................       11,758      1,032,000
CONSOL Energy, Inc. ..........        2,239        104,337
Cross Timbers Royalty Trust...        1,308         52,241
Crosstex Energy LP............        1,217         41,962
Denbury Resources, Inc. (a)...        2,697        120,529
Devon Energy Corp. ...........        4,008        333,466
Dune Energy, Inc. (a).........        2,399          5,110
El Paso Corp. ................        6,750        114,547
Encore Aquisition Co. (a).....          313          9,906
Energy Transfer Partners LP...          455         22,227
Enterprise Products Partners
  LP..........................        2,759         83,460
EOG Resources, Inc. ..........        2,132        154,208
Exxon Mobil Corp. ............       44,058      4,078,008
Forest Oil Corp. (a)..........          416         17,905
Frontier Oil Corp. ...........          200          8,328
Gasco Energy, Inc. (a)........        5,323          9,847
Hess Corp. ...................        1,875        124,744
Holly Corp. ..................          416         24,889
Houston Amern Energy Corp. ...        4,280         18,019
Hugoton Royalty Trust.........          196          4,633
Kinder Morgan Energy Partners
  LP..........................          908         44,855
Marathon Oil Corp. ...........        6,197        353,353
Massey Energy Co. ............        1,197         26,118
Murphy Oil Corp. .............        1,649        115,249
Newfield Exploration Co. (a)..          889         42,814
Noble Energy, Inc. ...........        1,768        123,831
Occidental Petroleum Corp. ...        5,934        380,251
ONEOK Partners LP.............          386         22,952
Peabody Energy Corp. .........        1,978         94,687
Pioneer Natural Resources
  Co. ........................        1,562         70,259
Plains All American Pipeline
  LP..........................        1,395         76,013
Plains Exploration &
  Production Co. (a)..........        1,424         62,969
Range Resources Corp. ........        2,548        103,602
Southwestern Energy Co. (a)...        1,055         44,152
Spectra Energy Corp. .........        3,902         95,521
St. Mary Land & Exploration
  Co. ........................        1,807         64,456
Stone Energy Corp. (a)........           14            560
Sunoco, Inc. .................        1,488        105,321
Tesoro Corp. .................        1,897         87,300
The Williams Cos., Inc. ......        5,472        186,376
Transmeridian Exploration,
  Inc. (a)....................        4,697          9,770
Ultra Petroleum Corp. (a).....        1,122         69,609
Valero Energy Corp. ..........        5,306        356,457
XTO Energy, Inc. .............        3,300        204,072
                                              ------------
                                                11,350,392
                                              ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. ......        4,215        151,192
MeadWestvaco Corp. ...........        2,751         81,237
Weyerhaeuser Co. .............        1,915        138,455
                                              ------------
                                                   370,884
                                              ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ..........        3,892        146,067
The Estee Lauder Cos., Inc.
  (Class A)...................        1,568         66,577
                                              ------------
                                                   212,644
                                              ------------
PHARMACEUTICALS -- 5.0%
Abbott Laboratories...........       11,691        626,871
Allergan, Inc. ...............        2,445        157,629
Barr Pharmaceuticals, Inc.
  (a).........................        1,055         60,040
Bristol-Myers Squibb Co. .....       14,907        429,620
Cortex Pharmaceuticals, Inc.
  (a).........................        1,879          3,138
Eli Lilly & Co. ..............        7,420        422,421
Emisphere Technologies, Inc.
  (a).........................          419          2,015
Endo Pharmaceuticals Holdings,
  Inc. (a)....................          206          6,388
Forest Laboratories, Inc.
  (a).........................        3,303        123,169
Johnson & Johnson.............       21,737      1,428,121
King Pharmaceuticals, Inc.
  (a).........................        1,588         18,611
Merck & Co., Inc. ............       16,432        849,370
MGI Pharma, Inc. (a)..........          182          5,056
Middlebrook Pharmaceuticals,
  Inc. (a)....................        5,320         12,715
Mylan Laboratories, Inc. .....        3,177         50,705
Penwest Pharmaceuticals Co.
  (a).........................          242          2,664
Pfizer, Inc. .................       56,571      1,382,029
Replidyne, Inc. (a)...........        1,251          8,081
Repros Therapeutics, Inc.
  (a).........................        1,878         21,597
Schering-Plough Corp. ........       11,760        371,969
Sciele Pharma, Inc. (a).......          177          4,606
Sepracor, Inc. (a)............        1,120         30,800
Spectrum Pharmaceuticals, Inc.
  (a).........................        1,880          7,934
Watson Pharmaceuticals, Inc.
  (a).........................        1,572         50,933
Wyeth.........................       10,371        462,028
                                              ------------
                                                 6,538,510
                                              ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
Agree Realty Corp. ...........        2,059         64,529
AMB Property Corp. ...........          626         37,441
American Financial Realty
  Trust.......................        4,109         33,077
American Land Lease, Inc. ....        1,807         40,603
Annaly Capital Management,
  Inc. .......................          939         14,958
Anthracite Capital, Inc. .....        5,215         47,457
Apartment Investment &
  Management Co. (Class A)....          400         18,052
Archstone-Smith Trust.........        3,534        212,535
Ashford Hospitality Trust,
  Inc. .......................        4,596         46,190
Avalonbay Communities, Inc. ..          509         60,093
BioMed Realty Trust, Inc. ....          827         19,931
Boston Properties, Inc. ......          722         75,016
BRE Properties, Inc. (Class
  A)..........................          200         11,186
CBL & Associates Properties,
  Inc. .......................          623         21,836
Corporate Office Properties
  Trust.......................        1,708         71,104
Developers Diversified Realty
  Corp. ......................          958         53,523
Digital Realty Trust, Inc. ...          400         15,756
Equity Residential............        2,591        109,755
Friedman, Billings, Ramsey
  Group, Inc. ................        3,455         15,928
General Growth Properties,
  Inc. .......................        2,729        146,329
Glimcher Realty Trust.........        2,471         58,068
GMH Communities Trust.........        3,474         26,924

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
HCP, Inc. ....................        1,044   $     34,629
Home Properties, Inc. ........          200         10,436
Hospitality Properties Trust..          404         16,423
Host Hotels & Resorts, Inc. ..        5,735        128,693
Investors Real Estate Trust...        6,303         68,072
iStar Financial, Inc. ........          414         14,072
Kimco Realty Corp. ...........          935         42,271
Kite Realty Group Trust.......          300          5,640
LaSalle Hotel Properties......        1,927         81,088
Liberty Property Trust........          164          6,594
National Retail Properties,
  Inc. .......................        4,180        101,908
Nationwide Health Properties,
  Inc. .......................          522         15,728
Pennsylvania Real Estate
  Investment Trust............        1,647         64,134
Plum Creek Timber Co., Inc. ..        2,597        116,242
Post Properties, Inc. ........          313         12,113
ProLogis......................        2,339        155,193
Public Storage................          512         40,269
Ramco-Gershenson Properties
  Trust.......................        2,346         73,289
Simon Property Group, Inc. ...        1,916        191,600
Tanger Factory Outlet Centers,
  Inc. .......................        2,467        100,136
The Macerich Co. .............          378         33,105
UDR, Inc. ....................          300          7,296
Urstadt Biddle Properties
  (Class A)...................        3,466         53,619
Ventas, Inc. .................          200          8,280
Vornado Realty Trust..........          512         55,987
Weingarten Realty Investors...        1,030         42,704
                                              ------------
                                                 2,679,812
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc.
  (Class A) (a)...............        3,201         89,116
Jones Lang LaSalle, Inc. .....          209         21,477
Move, Inc. (a)................          939          2,591
The St. Joe Co. ..............          844         28,367
                                              ------------
                                                   141,551
                                              ------------
ROAD & RAIL -- 0.9%
Avis Budget Group, Inc. (a)...        1,238         28,338
Burlington Northern Santa Fe
  Corp. ......................        3,093        251,059
CSX Corp. ....................        4,315        184,380
J.B. Hunt Transport Services,
  Inc. .......................        2,578         67,801
Kansas City Southern (a)......          522         16,793
Laidlaw International, Inc. ..        2,116         74,526
Landstar Systems, Inc. .......        1,884         79,072
Norfolk Southern Corp. .......        3,709        192,534
Union Pacific Corp. ..........        2,054        232,225
YRC Worldwide, Inc. (a).......          895         24,451
                                              ------------
                                                 1,151,179
                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.9%
Advanced Micro Devices, Inc.
  (a).........................        3,964         52,325
Altera Corp. .................        2,733         65,811
Amkor Technology, Inc. (a)....          417          4,804
Anadigics, Inc. (a)...........        1,357         24,535
Analog Devices, Inc. .........        3,147        113,796
Applied Materials, Inc. ......       13,549        280,464
Atheros Communications, Inc.
  (a).........................          159          4,765
AXT, Inc. (a).................        4,488         27,781
Broadcom Corp. (Class A) (a)..        3,865        140,841
Conexant Systems, Inc. (a)....        1,670          2,004
Cypress Semiconductor Corp.
  (a).........................          367         10,720
FEI Co. (a)...................          208          6,538
Ibis Technology Corp. (a).....        2,712          3,363
Intel Corp. ..................       47,220      1,221,109
International Rectifier Corp.
  (a).........................          965         31,835
Intersil Corp. (Class A)......        2,541         84,946
KLA-Tencor Corp. .............        1,821        101,575
Lam Research Corp. (a)........        1,714         91,288
Linear Technology Corp. ......        2,558         89,504
LSI Logic Corp. (a)...........        5,403         40,090
Marvell Technology Group, Ltd.
  (a).........................        2,023         33,117
Maxim Integrated Products,
  Inc. .......................        2,449         71,878
MEMC Electronic Materials,
  Inc. (a)....................        2,420        142,441
Microchip Technology, Inc. ...        2,115         76,817
Micron Technology, Inc. (a)...        6,574         72,971
Microsemi Corp. (a)...........          522         14,553
MKS Instruments, Inc. (a).....          171          3,252
National Semiconductor
  Corp. ......................        3,417         92,669
Neomagic Corp. (a)............        3,027         12,320
Novellus Systems, Inc. (a)....        1,955         53,293
NVIDIA Corp. (a)..............        5,360        194,228
Rambus, Inc. (a)..............        1,031         19,702
Sigma Designs, Inc. (a).......          313         15,099
Teradyne, Inc. (a)............        3,092         42,670
Texas Instruments, Inc. ......       12,712        465,132
Xilinx, Inc. .................        2,541         66,422
                                              ------------
                                                 3,774,658
                                              ------------
SOFTWARE -- 3.5%
Activision, Inc. (a)..........        3,437         74,205
Adobe Systems, Inc. (a).......        5,717        249,604
Authentidate Holding Corp.
  (a).........................        4,382          5,083
Autodesk, Inc. (a)............        2,232        111,533
BEA Systems, Inc. (a).........        5,915         82,041
BMC Software, Inc. (a)........        2,892         90,317
CA, Inc. .....................        3,875         99,665
Cadence Design Systems, Inc.
  (a).........................        3,975         88,205
Citrix Systems, Inc. (a)......        2,489        100,357
Compuware Corp. (a)...........        4,798         38,480
Electronic Arts, Inc. (a).....        2,491        139,471
Intuit, Inc. (a)..............        3,746        113,504
Jack Henry & Associates,
  Inc. .......................          626         16,188
McAfee, Inc. (a)..............        1,914         66,741
Microsoft Corp. ..............       69,084      2,035,215
Napster, Inc. (a).............          311          1,017
NAVTEQ Corp. (a)..............        1,229         95,825
Novell, Inc. (a)..............        5,871         44,854
Oracle Corp. (a)..............       34,095        738,157
Parametric Technology Corp.
  (a).........................        2,683         46,738
Red Hat, Inc. (a).............        2,886         57,345
Salesforce.com, Inc. (a)......          200         10,264
Smith Micro Software, Inc.
  (a).........................        1,148         18,437
Symantec Corp. (a)............       10,620        205,816
Synopsys, Inc. (a)............        2,840         76,907
Versant Corp. (a).............        1,461         28,066
                                              ------------
                                                 4,634,035
                                              ------------
SPECIALTY RETAIL -- 1.8%
Abercrombie & Fitch Co. ......          913         73,679
Advance Auto Parts, Inc. .....        1,296         43,494
American Eagle Outfitters,
  Inc. .......................        2,279         59,961
AutoNation, Inc. (a)..........        2,734         48,447
AutoZone, Inc. (a)............          642         74,562
Bed Bath & Beyond, Inc. (a)...        2,699         92,090
Best Buy Co., Inc. ...........        3,398        156,376

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------
Borders Group, Inc. ..........          522   $      6,958
Chico's FAS, Inc. (a).........        1,785         25,079
Circuit City Stores, Inc. ....        2,655         21,001
Dick's Sporting Goods, Inc.
  (a).........................          200         13,430
Foot Locker, Inc. ............        1,862         28,544
Genesco, Inc. (a).............          201          9,272
Guitar Center, Inc. (a).......          209         12,394
Limited Brands, Inc. .........        3,163         72,401
Lowe's Cos., Inc. ............       10,859        304,269
Mens Wearhouse, Inc. .........          416         21,016
O'Reilly Automotive, Inc.
  (a).........................        1,803         60,238
Office Depot, Inc. (a)........        3,203         66,046
PetSmart, Inc. ...............        1,883         60,068
RadioShack Corp. .............        1,841         38,035
Rent-A-Center, Inc. (a).......          626         11,349
Ross Stores, Inc. ............        1,812         46,460
Staples, Inc. ................        6,646        142,823
The Gap, Inc. ................        5,157         95,095
The Home Depot, Inc. .........       16,585        538,017
The Sherwin-Williams Co. .....          416         27,335
The TJX Cos., Inc. ...........        3,607        104,856
Tiffany & Co. ................        1,711         89,571
Urban Outfitters, Inc. (a)....        1,611         35,120
Williams-Sonoma, Inc. ........        1,253         40,873
Zale Corp. (a)................          416          9,626
                                              ------------
                                                 2,428,485
                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. (a)...............        3,513        166,059
CROCS, Inc. (a)...............          511         34,365
Hanesbrands, Inc. (a).........          868         24,356
Iconix Brand Group, Inc. (a)..          172          4,092
Jones Apparel Group, Inc. ....        1,921         40,591
Liz Claiborne, Inc. ..........        1,611         55,306
NIKE, Inc. (Class B)..........        2,988        175,276
Quiksilver, Inc. (a)..........        2,781         39,768
V. F. Corp. ..................          313         25,275
Wolverine World Wide, Inc. ...        2,196         60,170
                                              ------------
                                                   625,258
                                              ------------
THRIFTS & MORTGAGE FINANCE -- 1.2%
Astoria Financial Corp. ......          731         19,393
Berkshire Hills Bancorp,
  Inc. .......................        1,397         42,231
Countrywide Financial Corp. ..        4,550         86,495
Fannie Mae....................        7,410        450,602
Freddie Mac...................        5,213        307,619
Hudson City Bancorp, Inc. ....        1,774         27,284
KNBT Bancorp, Inc. ...........        1,942         32,121
MGIC Investment Corp. ........        1,116         36,058
NewAlliance Bancshares,
  Inc. .......................        4,806         70,552
OceanFirst Financial Corp. ...        2,627         45,789
People's United Financial,
  Inc. .......................        4,068         70,295
Radian Group, Inc. ...........        1,314         30,590
Sovereign Bancorp, Inc. ......        3,588         61,140
TrustCo Bank Corp. NY.........        5,287         57,787
Washington Mutual, Inc. ......        7,109        251,019
                                              ------------
                                                 1,588,975
                                              ------------
TOBACCO -- 1.0%
Altria Group, Inc. ...........       16,416      1,141,404
Loews Corp.-Carolina Group....          313         25,738
Reynolds American, Inc. ......        1,683        107,022
UST, Inc. ....................        1,721         85,362
                                              ------------
                                                 1,359,526
                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. .................        1,966         89,276
Kaman Corp. (Class A).........        2,460         85,018
W.W. Grainger, Inc. ..........          313         28,542
                                              ------------
                                                   202,836
                                              ------------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (c)
Macquarie Infrastructure Co.
  LLC.........................          233          8,991
                                              ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. ...........          939         21,296
Middlesex Water Co. ..........        3,233         61,104
                                              ------------
                                                    82,400
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
ALLTEL Corp. .................        2,738        190,784
American Tower Corp. (Class A)
  (a).........................        3,288        143,160
Crown Castle International
  Corp. (a)...................        2,846        115,633
Dobson Communications Corp.
  (Class A) (a)...............          575          7,354
FiberTower Corp. (a)..........        2,398          9,208
Goamerica, Inc. (a)...........        1,772          9,126
Leap Wireless International,
  Inc. (a)....................          313         25,469
NII Holdings, Inc. (a)........        1,476        121,253
SBA Communications Corp. (a)..        1,183         41,736
Sprint Nextel Corp. ..........       20,600        391,400
Telephone & Data Systems,
  Inc. .......................        1,337         89,245
                                              ------------
                                                 1,144,368
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $103,833,828).........                 130,818,004
                                              ------------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
STIC Prime Portfolio
  (Cost $978,472).............      978,472        978,472
                                              ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $104,812,300).........                 131,796,476
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.......                    (282,007)
                                              ------------
NET ASSETS -- 100.0%..........                $131,514,469
                                              ============




(a) Non-income producing security
(b) Affiliated issuer. See table below for more information.
(c) Amount shown represents less than 0.05% of net assts.

                                        SHARES
                                    PURCHASED FOR    SHARES SOLD
                          NUMBER      THE THREE        FOR THE       NUMBER
                        OF SHARES       MONTHS      THREE MONTHS   OF SHARES
                         HELD AT        ENDED           ENDED       HELD AT
SECURITY DESCRIPTION     6/30/07       9/30/07         9/30/07      9/30/07
--------------------    ---------   -------------   ------------   ---------
State Street Corp. ..     2,474          595             124         2,945
(Cost $134,190)



                        INCOME   REALIZED GAIN
                        EARNED     ON SHARES
                       FOR THE    SOLD DURING
                        THREE      THE THREE
                        MONTHS       MONTHS
                        ENDED        ENDED       MARKET VALUE
SECURITY DESCRIPTION   9/30/07      9/30/07       AT 9/30/07
--------------------   -------   -------------   ------------
State Street Corp. ..    $544        $1,427        $200,731

SPDR(R) DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   -----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.5%
Alliant Techsystems, Inc. (a)..          26   $     2,842
Boeing Co. ....................         504        52,915
General Dynamics Corp. ........         233        19,681
Goodrich Corp. ................          80         5,458
Honeywell International,
  Inc. ........................         479        28,486
L-3 Communications Holdings,
  Inc. ........................          84         8,580
Lockheed Martin Corp. .........         238        25,821
Northrop Grumman Corp. ........         224        17,472
Precision Castparts Corp. .....         101        14,946
Raytheon Co. ..................         310        19,784
Rockwell Collins, Inc. ........         121         8,838
Spirit Aerosystems Holdings,
  Inc. (a).....................          70         2,726
United Technologies Corp. .....         647        52,071
                                              -----------
                                                  259,620
                                              -----------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide,
  Inc. ........................         114         6,189
Expeditors International
  Washington, Inc. ............         148         7,000
FedEx Corp. ...................         200        20,950
United Parcel Service, Inc.
  (Class B)....................         478        35,898
                                              -----------
                                                   70,037
                                              -----------
AIRLINES -- 0.2%
AMR Corp. (a)..................         156         3,477
Delta Air Lines, Inc. (a)......         150         2,693
Northwest Airlines Corp. (a)...         196         3,489
Southwest Airlines Co. ........         554         8,199
UAL Corp. (a)..................          59         2,745
                                              -----------
                                                   20,603
                                              -----------
AUTO COMPONENTS -- 0.3%
BorgWarner, Inc. ..............          39         3,569
Johnson Controls, Inc. ........         143        16,890
The Goodyear Tire & Rubber Co.
  (a)..........................         132         4,014
WABCO Holdings, Inc. ..........          41         1,917
                                              -----------
                                                   26,390
                                              -----------
AUTOMOBILES -- 0.3%
Ford Motor Co. (a).............       1,472        12,497
General Motors Corp. ..........         343        12,588
Harley-Davidson, Inc. .........         184         8,503
                                              -----------
                                                   33,588
                                              -----------
BEVERAGES -- 2.1%
Anheuser-Busch Cos., Inc. .....         524        26,195
Brown-Forman Corp. ............          42         3,146
Coca-Cola Enterprises, Inc. ...         177         4,287
Constellation Brands, Inc.
  (Class A) (a)................         133         3,220
Hansen Natural Corp. (a).......          45         2,551
Molson Coors Brewing Co. ......          48         4,784
PepsiCo, Inc. .................       1,139        83,443
The Coca-Cola Co. .............       1,515        87,067
The Pepsi Bottling Group,
  Inc. ........................          86         3,197
                                              -----------
                                                  217,890
                                              -----------
BIOTECHNOLOGY -- 1.5%
Amgen, Inc. (a)................         763        43,163
Amylin Pharmaceuticals, Inc.
  (a)..........................          76         3,800
Biogen Idec, Inc. (a)..........         202        13,398
Celgene Corp. (a)..............         277        19,753
Cephalon, Inc. (a).............          53         3,872
Genentech, Inc. (a)............         324        25,278
Genzyme Corp. (a)..............         179        11,091
Gilead Sciences, Inc. (a)......         656        26,811
Millennium Pharmaceuticals,
  Inc. (a).....................         212         2,152
Vertex Pharmaceuticals, Inc.
  (a)..........................         107         4,110
                                              -----------
                                                  153,428
                                              -----------
BUILDING PRODUCTS -- 0.1%
American Standard Cos., Inc. ..         123         4,382
Masco Corp. ...................         272         6,302
USG Corp. (a)..................          53         1,990
                                              -----------
                                                   12,674
                                              -----------
CAPITAL MARKETS -- 3.1%
A.G. Edwards, Inc. ............          54         4,523
AllianceBernstein Holding LP...          19         1,673
Ameriprise Financial, Inc. ....         168        10,602
BlackRock, Inc. ...............          14         2,428
E*TRADE Financial Corp. (a)....         292         3,814
Eaton Vance Corp. .............          95         3,796
Federated Investors, Inc. .....          67         2,660
Fortress Investment Group LLC
  (Class A)....................          28           597
Franklin Resources, Inc. ......         122        15,555
Janus Capital Group, Inc. .....         151         4,270
Legg Mason, Inc. ..............          88         7,418
Lehman Brothers Holdings,
  Inc. ........................         374        23,087
Merrill Lynch & Co., Inc. .....         583        41,556
Morgan Stanley.................         681        42,903
Northern Trust Corp. ..........         134         8,880
Nuveen Investments, Inc. ......          54         3,345
SEI Investments Co. ...........          98         2,673
State Street Corp. (b).........         276        18,812
T. Rowe Price Group, Inc. .....         180        10,024
TD Ameritrade Holding Corp.
  (a)..........................         153         2,788
The Bank of New York Mellon
  Corp. .......................         794        35,047
The Bear Stearns Cos., Inc. ...          74         9,088
The Blackstone Group LP (a)....          94         2,358
The Charles Schwab Corp. ......         725        15,660
The Goldman Sachs Group,
  Inc. ........................         262        56,786
                                              -----------
                                                  330,343
                                              -----------
CHEMICALS -- 1.7%
Air Products & Chemicals,
  Inc. ........................         142        13,882
Ashland, Inc. .................          40         2,408
Celanese Corp. ................          97         3,781
E. I. du Pont de Nemours &
  Co. .........................         660        32,710
Eastman Chemical Co. ..........          52         3,470
Ecolab, Inc. ..................         127         5,994
Huntsman Corp. ................          63         1,669
International Flavors &
  Fragrances, Inc. ............          59         3,119
Lubrizol Corp. ................          45         2,928
Lyondell Chemical Co. .........         156         7,231
Monsanto Co. ..................         375        32,152
PPG Industries, Inc. ..........         117         8,839
Praxair, Inc. .................         224        18,762
Rohm & Haas Co. ...............         118         6,569
Sigma-Aldrich Corp. ...........          88         4,289
The Dow Chemical Co. ..........         694        29,884
The Mosaic Co. (a).............          92         4,924
                                              -----------
                                                  182,611
                                              -----------
COMMERCIAL BANKS -- 3.3%
Associated Bancorp.............          79         2,341
BB&T Corp. ....................         374        15,106

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   -----------
City National Corp. ...........          31   $     2,155
Comerica, Inc. ................         111         5,692
Commerce Bancorp, Inc. ........         125         4,848
Commerce Bancshares, Inc. .....          56         2,570
Fifth Third Bancorp............         321        10,875
First Horizon National Corp. ..          82         2,186
Huntington Bancshares, Inc. ...         242         4,109
Keycorp........................         282         9,117
M&T Bank Corp. ................          57         5,897
Marshall & Ilsley Corp. .......         172         7,528
National City Corp. ...........         425        10,663
PNC Financial Services Group,
  Inc. ........................         239        16,276
Popular, Inc. .................         167         2,051
Regions Financial Corp. .......         514        15,153
SunTrust Banks, Inc. ..........         248        18,766
Synovus Financial Corp. .......         176         4,937
TCF Financial Corp. ...........          89         2,330
The Colonial BancGroup, Inc. ..         103         2,227
U.S. Bancorp...................       1,240        40,337
UnionBanCal Corp. .............          39         2,278
Valley National Bancorp........          86         1,907
Wachovia Corp. ................       1,405        70,461
Wells Fargo & Co. .............       2,250        80,145
Zions Bancorp..................          72         4,944
                                              -----------
                                                  344,899
                                              -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Allied Waste Industries, Inc.
  (a)..........................         199         2,537
Avery Dennison Corp. ..........          64         3,649
ChoicePoint, Inc. (a)..........          58         2,199
Cintas Corp. ..................         101         3,747
Dun & Bradstreet Corp. ........          43         4,240
Equifax, Inc. .................         107         4,079
Manpower, Inc. ................          65         4,183
Monster Worldwide, Inc. (a)....          77         2,623
Pitney Bowes, Inc. ............         156         7,086
R.R. Donnelley & Sons Co. .....         150         5,484
Republic Services, Inc. .......         124         4,056
Robert Half International,
  Inc. ........................         121         3,613
Stericycle, Inc. (a)...........          57         3,258
Waste Management, Inc. ........         378        14,266
                                              -----------
                                                   65,020
                                              -----------
COMMUNICATIONS EQUIPMENT -- 2.6%
Avaya, Inc. (a)................         300         5,088
Cisco Systems, Inc. (a)........       4,295       142,207
Corning, Inc. .................       1,087        26,795
Harris Corp. ..................          93         5,374
JDS Uniphase Corp. (a).........         132         1,975
Juniper Networks, Inc. (a).....         355        12,997
Motorola, Inc. ................       1,687        31,260
QUALCOMM, Inc. ................       1,180        49,867
Tellabs, Inc. (a)..............         297         2,827
                                              -----------
                                                  278,390
                                              -----------
COMPUTERS & PERIPHERALS -- 4.0%
Apple, Inc. (a)................         613        94,120
Dell, Inc. (a).................       1,424        39,303
Diebold, Inc. .................          46         2,089
EMC Corp. (a)..................       1,536        31,949
Hewlett-Packard Co. ...........       1,847        91,962
International Business Machines
  Corp. .......................         964       113,559
Lexmark International, Inc.
  (a)..........................          73         3,032
NCR Corp. (a)..................         128         6,374
Network Appliance, Inc. (a)....         251         6,755
SanDisk Corp. (a)..............         152         8,375
Seagate Technology.............         383         9,797
Sun Microsystems, Inc. (a).....       2,520        14,137
Western Digital Corp. (a)......         151         3,823
                                              -----------
                                                  425,275
                                              -----------
CONSTRUCTION & ENGINEERING -- 0.2%
Fluor Corp. ...................          60         8,639
Foster Wheeler, Ltd. (a).......          47         6,170
Jacobs Engineering Group, Inc.
  (a)..........................          80         6,046
KBR, Inc. (a)..................         114         4,420
                                              -----------
                                                   25,275
                                              -----------
CONSTRUCTION MATERIALS -- 0.1%
Florida Rock Industries,
  Inc. ........................          39         2,437
Martin Marietta Materials,
  Inc. ........................          31         4,140
Vulcan Materials Co. ..........          62         5,528
                                              -----------
                                                   12,105
                                              -----------
CONSUMER FINANCE -- 0.8%
American Express Co. ..........         742        44,052
Capital One Financial Corp. ...         292        19,398
Discover Financial Services
  (a)..........................         340         7,072
SLM Corp. .....................         287        14,255
The First Marblehead Corp. ....          43         1,631
The Student Loan Corp. ........           3           541
                                              -----------
                                                   86,949
                                              -----------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ....................          75         4,031
Bemis Co., Inc. ...............          76         2,212
Crown Holdings, Inc. (a).......         113         2,572
Owens-Illinois, Inc. (a).......          94         3,896
Pactiv Corp. (a)...............          93         2,665
Sealed Air Corp. ..............         114         2,914
Sonoco Products Co. ...........          69         2,083
Temple-Inland, Inc. ...........          74         3,895
                                              -----------
                                                   24,268
                                              -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. .............         117         5,850
                                              -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a).........         108         6,496
H&R Block, Inc. ...............         213         4,511
ITT Educational Services, Inc.
  (a)..........................          26         3,164
Weight Watchers International,
  Inc. ........................          30         1,727
                                              -----------
                                                   15,898
                                              -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.7%
Bank of America Corp. .........       3,197       160,713
CIT Group, Inc. ...............         137         5,507
Citigroup, Inc. ...............       3,525       164,512
CME Group, Inc. ...............          38        22,319
IntercontinentalExchange, Inc.
  (a)..........................          49         7,443
JPMorgan Chase & Co. ..........       2,388       109,418
Leucadia National Corp. .......         112         5,401
Moody's Corp. .................         168         8,467
Nymex Holdings, Inc. ..........          25         3,255
NYSE Euronext..................         133        10,530
                                              -----------
                                                  497,565
                                              -----------

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
AT&T, Inc. ....................       4,309   $   182,314
CenturyTel, Inc. ..............          83         3,836
Citizens Communications Co. ...         224         3,208
Embarq Corp. ..................          99         5,504
Level 3 Communications, Inc.
  (a)..........................         900         4,185
Qwest Communications
  International, Inc. (a)......       1,072         9,820
Verizon Communications, Inc. ..       2,066        91,482
Windstream Corp. ..............         326         4,603
                                              -----------
                                                  304,952
                                              -----------
ELECTRIC UTILITIES -- 1.8%
Allegheny Energy, Inc. (a).....         125         6,532
American Electric Power Co.,
  Inc. ........................         272        12,534
DPL, Inc. .....................          79         2,075
Duke Energy Corp. .............         875        16,354
Edison International...........         206        11,423
Entergy Corp. .................         148        16,027
Exelon Corp. ..................         481        36,248
FirstEnergy Corp. .............         226        14,315
FPL Group, Inc. ...............         258        15,707
Northeast Utilities............         107         3,057
Pepco Holdings, Inc. ..........         127         3,439
Pinnacle West Capital Corp. ...          64         2,529
PPL Corp. .....................         283        13,103
Progress Energy, Inc. .........         193         9,042
Reliant Energy, Inc. (a).......         237         6,067
The Southern Co. ..............         530        19,228
                                              -----------
                                                  187,680
                                              -----------
ELECTRICAL EQUIPMENT -- 0.6%
AMETEK, Inc. ..................          71         3,069
Cooper Industries, Ltd. .......         151         7,715
Emerson Electric Co. ..........         568        30,229
First Solar, Inc. (a)..........          21         2,472
Hubbell, Inc. (Class B)........          39         2,228
Rockwell Automation, Inc. .....         105         7,298
Roper Industries, Inc. ........          60         3,930
Sunpower Corp. (Class A) (a)...          22         1,822
                                              -----------
                                                   58,763
                                              -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc.
  (a)..........................         286        10,548
Amphenol Corp. (Class A).......         124         4,930
Arrow Electronics, Inc. (a)....          79         3,359
Avnet, Inc. (a)................         102         4,066
CDW Corp. (a)..................          47         4,098
Ingram Micro, Inc. (Class A)
  (a)..........................          99         1,941
Jabil Circuit, Inc. ...........         125         2,855
Molex, Inc. ...................          91         2,451
Solectron Corp. (a)............         697         2,718
Trimble Navigation, Ltd. (a)...          77         3,019
Tyco Electronics, Ltd. ........         346        12,259
                                              -----------
                                                   52,244
                                              -----------
ENERGY EQUIPMENT & SERVICES -- 2.6%
Baker Hughes, Inc. ............         224        20,243
BJ Services Co. ...............         213         5,655
Cameron International Corp.
  (a)..........................          78         7,199
Diamond Offshore Drilling,
  Inc. ........................          42         4,758
ENSCO International, Inc. .....         106         5,947
FMC Technologies, Inc. (a).....          96         5,535
GlobalSantaFe Corp. ...........         168        12,771
Grant Prideco, Inc. (a)........          91         4,961
Halliburton Co. ...............         645        24,768
Nabors Industries, Ltd. (a)....         209         6,431
National-Oilwell Varco, Inc.
  (a)..........................         125        18,063
Noble Corp. ...................         192         9,418
Patterson-UTI Energy, Inc. ....         109         2,460
Pride International, Inc. (a)..         107         3,911
Rowan Cos., Inc. ..............          74         2,707
Schlumberger, Ltd. ............         839        88,095
Smith International, Inc. .....         146        10,424
Transocean, Inc. (a)...........         204        23,062
Weatherford International, Ltd.
  (a)..........................         243        16,325
                                              -----------
                                                  272,733
                                              -----------
FOOD & STAPLES RETAILING -- 2.1%
Costco Wholesale Corp. ........         321        19,700
CVS Caremark Corp. ............       1,040        41,215
Safeway, Inc. .................         305        10,099
SUPERVALU, Inc. ...............         148         5,773
Sysco Corp. ...................         434        15,446
The Kroger Co. ................         468        13,347
Wal-Mart Stores, Inc. .........       1,807        78,876
Walgreen Co. ..................         728        34,391
Whole Foods Market, Inc. ......          98         4,798
                                              -----------
                                                  223,645
                                              -----------
FOOD PRODUCTS -- 1.4%
Archer-Daniels-Midland Co. ....         409        13,530
Bunge, Ltd. ...................          80         8,596
Campbell Soup Co. .............         169         6,253
ConAgra Foods, Inc. ...........         371         9,694
Dean Foods Co. ................          86         2,200
General Mills, Inc. ...........         246        14,270
H.J. Heinz Co. ................         220        10,164
Hormel Foods Corp. ............          51         1,825
Kellogg Co. ...................         171         9,576
Kraft Foods, Inc. .............       1,132        39,065
McCormick & Co., Inc. .........          92         3,309
Sara Lee Corp. ................         538         8,979
Smithfield Foods, Inc. (a).....          77         2,426
The Hershey Co. ...............         120         5,569
Tyson Foods, Inc. (Class A)....         193         3,445
Wm. Wrigley Jr., Co. ..........         159        10,213
                                              -----------
                                                  149,114
                                              -----------
GAS UTILITIES -- 0.1%
Equitable Resources, Inc. .....          79         4,098
ONEOK, Inc. ...................          73         3,460
Questar Corp. .................         114         5,988
                                              -----------
                                                   13,546
                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Bausch & Lomb, Inc. ...........          35         2,240
Baxter International, Inc. ....         456        25,664
Beckman Coulter, Inc. .........          42         3,098
Becton, Dickinson & Co. .......         162        13,292
Boston Scientific Corp. (a)....         941        13,127
C.R. Bard, Inc. ...............          72         6,350
Covidien Ltd (a)...............         346        14,359
Cytyc Corp. (a)................          78         3,717
Dentsply International, Inc. ..          97         4,039
Hillenbrand Industries, Inc. ..          35         1,926
Hospira, Inc. (a)..............         104         4,311

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   -----------
Intuitive Surgical, Inc. (a)...          26   $     5,980
Kinetic Concepts, Inc. (a).....          32         1,801
Medtronic, Inc. ...............         801        45,184
St. Jude Medical, Inc. (a).....         252        11,105
Stryker Corp. .................         222        15,265
Varian Medical Systems, Inc.
  (a)..........................          96         4,021
Zimmer Holdings, Inc. (a)......         167        13,525
                                              -----------
                                                  189,004
                                              -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
Aetna, Inc. ...................         364        19,754
AmerisourceBergen Corp. .......         133         6,029
Brookdale Senior Living,
  Inc. ........................          36         1,433
Cardinal Health, Inc. .........         253        15,820
CIGNA Corp. ...................         216        11,511
Community Health Systems, Inc.
  (a)..........................          62         1,949
Coventry Health Care, Inc.
  (a)..........................         108         6,719
DaVita, Inc. (a)...............          70         4,423
Express Scripts, Inc. (Class A)
  (a)..........................         170         9,490
Health Net, Inc. (a)...........          74         4,000
Henry Schein, Inc. (a).........          59         3,590
Humana, Inc. (a)...............         111         7,757
Laboratory Corp. of America
  Holdings (a).................          91         7,119
Lincare Holdings, Inc. (a).....          68         2,492
Manor Care, Inc. ..............          45         2,898
McKesson Corp. ................         211        12,405
Medco Health Solutions, Inc.
  (a)..........................         188        16,993
Omnicare, Inc. ................          84         2,783
Patterson Cos., Inc. (a).......          84         3,243
Quest Diagnostics, Inc. .......         107         6,181
UnitedHealth Group, Inc. ......         931        45,088
Universal Health Services, Inc.
  (Class B)....................          41         2,231
WellPoint, Inc. (a)............         421        33,225
                                              -----------
                                                  227,133
                                              -----------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)...............          43         2,572
IMS Health, Inc. ..............         153         4,688
                                              -----------
                                                    7,260
                                              -----------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Boyd Gaming Corp. .............          35         1,500
Brinker International, Inc. ...          88         2,415
Carnival Corp. ................         290        14,045
Darden Restaurants, Inc. ......          85         3,558
Harrah's Entertainment, Inc. ..         129        11,214
Hilton Hotels Corp. ...........         270        12,552
Icahn Enterprises LP...........           4           466
International Game Technology..         238        10,258
Las Vegas Sands Corp. (a)......          72         9,606
Marriott International, Inc.
  (Class A)....................         241        10,476
McDonald's Corp. ..............         842        45,864
MGM Mirage, Inc. (a)...........          84         7,513
Penn National Gaming, Inc.
  (a)..........................          45         2,656
Royal Caribbean Cruises,
  Ltd. ........................          88         3,435
Starbucks Corp. (a)............         529        13,860
Starwood Hotels & Resorts
  Worldwide, Inc. .............         147         8,930
Station Casinos, Inc. .........          29         2,537
Wendy's International, Inc. ...          61         2,130
Wyndham Worldwide Corp. .......         136         4,455
Wynn Resorts, Ltd. ............          50         7,878
Yum! Brands, Inc. .............         370        12,517
                                              -----------
                                                  187,865
                                              -----------
HOUSEHOLD DURABLES -- 0.6%
Black & Decker Corp. ..........          47         3,915
Centex Corp. ..................          78         2,073
D.R. Horton, Inc. .............         188         2,408
Fortune Brands, Inc. ..........         103         8,394
Garmin, Ltd. ..................          90        10,746
Harman International
  Industries, Inc. ............          46         3,980
KB HOME........................          53         1,328
Leggett & Platt, Inc. .........         130         2,491
Lennar Corp. (Class A).........          94         2,129
Mohawk Industries, Inc. (a)....          38         3,089
Newell Rubbermaid, Inc. .......         187         5,389
NVR, Inc. (a)..................           4         1,881
Pulte Homes, Inc. .............         144         1,960
The Stanley Works..............          59         3,312
Toll Brothers, Inc. (a)........          81         1,619
Whirlpool Corp. ...............          54         4,811
                                              -----------
                                                   59,525
                                              -----------
HOUSEHOLD PRODUCTS -- 2.0%
Colgate-Palmolive Co. .........         365        26,032
Energizer Holdings, Inc. (a)...          36         3,991
Kimberly-Clark Corp. ..........         297        20,867
Procter & Gamble Co. ..........       2,204       155,029
The Clorox Co. ................         107         6,526
                                              -----------
                                                  212,445
                                              -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Constellation Energy Group,
  Inc. ........................         128        10,981
Dynegy, Inc. (Class A) (a).....         280         2,587
Mirant Corp. (a)...............         177         7,200
NRG Energy, Inc. (a)...........         172         7,274
The AES Corp. (a)..............         471         9,439
TXU Corp. .....................         334        22,869
                                              -----------
                                                   60,350
                                              -----------
INDUSTRIAL CONGLOMERATES -- 3.6%
3M Co. ........................         471        44,076
General Electric Co. ..........       7,298       302,137
McDermott International, Inc.
  (a)..........................         148         8,004
Textron, Inc. .................         177        11,011
Tyco International, Ltd. ......         346        15,342
                                              -----------
                                                  380,570
                                              -----------
INSURANCE -- 5.4%
ACE, Ltd. .....................         225        13,628
AFLAC, Inc. ...................         363        20,706
AMBAC Financial Group, Inc. ...          76         4,781
American International Group,
  Inc. ........................       1,608       108,781
AON Corp. .....................         195         8,738
Arch Capital Group, Ltd. (a)...          29         2,158
Arthur J. Gallagher & Co. .....          60         1,738
Assurant, Inc. ................          80         4,280
Axis Capital Holdings, Ltd. ...          98         3,813
Berkshire Hathaway, Inc. (Class
  A) (a).......................           1       118,510
Brown & Brown, Inc. ...........          77         2,025
Chubb Corp. ...................         288        15,448
Cincinnati Financial Corp. ....         101         4,374
CNA Financial Corp. ...........          15           590

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   -----------
Everest Re Group, Ltd. ........          45   $     4,961
Fidelity National Financial,
  Inc. ........................         146         2,552
First American Corp. ..........          58         2,124
Genworth Financial, Inc. (Class
  A)...........................         312         9,588
Hartford Financial Services
  Group, Inc. .................         221        20,454
Lincoln National Corp. ........         194        12,798
Loews Corp. ...................         326        15,762
Markel Corp. (a)...............           6         2,904
Marsh & McLennan Cos., Inc. ...         380         9,690
MBIA, Inc. ....................          93         5,678
MetLife, Inc. .................         321        22,383
Nationwide Financial Services,
  Inc. (Class A)...............          39         2,099
Old Republic International
  Corp. .......................         146         2,736
PartnerRe, Ltd. ...............          36         2,844
Principal Financial Group,
  Inc. ........................         190        11,987
Protective Life Corp. .........          45         1,910
Prudential Financial, Inc. ....         334        32,592
RenaissanceRe Holdings, Ltd. ..          42         2,747
SAFECO Corp. ..................          74         4,530
The Allstate Corp. ............         408        23,334
The Progressive Corp. .........         489         9,491
The Travelers Cos., Inc. ......         480        24,163
Torchmark Corp. ...............          73         4,549
Transatlantic Holdings, Inc. ..          18         1,266
Unitrin, Inc. .................          30         1,488
Unum Group.....................         236         5,775
White Mountains Insurance
  Group, Ltd. .................           6         3,119
WR Berkley Corp. ..............         131         3,882
XL Capital, Ltd. (Class A).....         122         9,662
                                              -----------
                                                  566,638
                                              -----------
INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)...........         205        19,096
Expedia, Inc. (a)..............         181         5,770
IAC/InterActiveCorp (a)........         144         4,273
Liberty Media Holding
  Corp. -- Interactive (Class
  A) (a).......................         459         8,817
                                              -----------
                                                   37,956
                                              -----------
INTERNET SOFTWARE & SERVICES -- 1.5%
Akamai Technologies, Inc. (a)..         106         3,045
eBay, Inc. (a).................         821        32,035
Google, Inc. (Class A) (a).....         161        91,330
VeriSign, Inc. (a).............         175         5,905
Yahoo!, Inc. (a)...............         890        23,888
                                              -----------
                                                  156,203
                                              -----------
IT SERVICES -- 1.1%
Accenture, Ltd. (Class A)......         412        16,583
Affiliated Computer Services,
  Inc. (a).....................          66         3,316
Alliance Data Systems Corp.
  (a)..........................          47         3,640
Automatic Data Processing,
  Inc. ........................         385        17,683
Ceridian Corp. (a).............          99         3,439
Checkfree Corp. (a)............          52         2,420
Cognizant Technology Solutions
  Corp. (a)....................          96         7,658
Computer Sciences Corp. (a)....         126         7,043
DST Systems, Inc. (a)..........          39         3,347
Electronic Data Systems
  Corp. .......................         362         7,906
Fidelity National Information
  Services, Inc. ..............         136         6,034
Fiserv, Inc. (a)...............         133         6,764
Global Payments, Inc. .........          63         2,786
Iron Mountain, Inc. (a)........         126         3,841
Mastercard, Inc. ..............          43         6,363
Paychex, Inc. .................         233         9,553
The Western Union Co. .........         525        11,009
Total System Services, Inc. ...          27           750
                                              -----------
                                                  120,135
                                              -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Eastman Kodak Co. .............         197         5,272
Hasbro, Inc. ..................         104         2,899
Mattel, Inc. ..................         283         6,639
                                              -----------
                                                   14,810
                                              -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Applera Corp. -- Applied
  Biosystems Group.............         117         4,053
Charles River Laboratories
  International, Inc. (a)......          50         2,807
Covance, Inc. (a)..............          44         3,428
Invitrogen Corp. (a)...........          37         3,024
Millipore Corp. (a)............          41         3,108
Pharmaceutical Product
  Development, Inc. ...........          72         2,552
Thermo Fisher Scientific, Inc.
  (a)..........................         298        17,200
Waters Corp. (a)...............          71         4,751
                                              -----------
                                                   40,923
                                              -----------
MACHINERY -- 1.9%
Caterpillar, Inc. .............         452        35,450
Cummins, Inc. .................          66         8,441
Danaher Corp. .................         171        14,143
Deere & Co. ...................         162        24,044
Donaldson Co., Inc. ...........          51         2,130
Dover Corp. ...................         140         7,133
Eaton Corp. ...................         108        10,696
Flowserve Corp. ...............          36         2,743
Harsco Corp. ..................          54         3,201
Illinois Tool Works, Inc. .....         344        20,516
Ingersoll-Rand Co., Ltd. (Class
  A)...........................         214        11,657
ITT Corp. .....................         124         8,423
Joy Global, Inc. ..............          79         4,018
Oshkosh Truck Corp. ...........          51         3,160
PACCAR, Inc. ..................         175        14,919
Pall Corp. ....................          87         3,384
Parker-Hannifin Corp. .........          84         9,394
Pentair, Inc. .................          66         2,190
SPX Corp. .....................          39         3,610
Terex Corp. (a)................          68         6,053
The Manitowoc Co., Inc. .......          82         3,631
                                              -----------
                                                  198,936
                                              -----------
MEDIA -- 3.3%
Cablevision Systems Corp.
  (Class A) (a)................         157         5,486
CBS Corp. .....................         420        13,230
Clear Channel Communications,
  Inc. ........................         321        12,018
Clear Channel Outdoor Holdings,
  Inc. (a).....................          25           637
Comcast Corp. (Class A) (a)....       2,111        51,044
Discovery Holding Co. (Class A)
  (a)..........................         191         5,510
Dow Jones & Co., Inc. .........          38         2,269
EchoStar Communications Corp.
  (Class A) (a)................         150         7,021
EW Scripps Co. ................          57         2,394
Gannett Co., Inc. .............         166         7,254

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   -----------
Idearc, Inc. ..................         100   $     3,147
Lamar Advertising Co. .........          52         2,546
Liberty Global, Inc. (Class A)
  (a)..........................         279        11,445
Liberty Media Corp. -- Capital
  (Series A) (a)...............          95        11,859
News Corp. (Class A)...........       1,627        35,778
Omnicom Group, Inc. ...........         244        11,734
R.H. Donnelley Corp. (a).......          54         3,025
Sirius Satellite Radio, Inc.
  (a)..........................         837         2,921
The DIRECTV Group, Inc. (a)....         495        12,019
The Interpublic Group of Cos.,
  Inc. (a).....................         292         3,031
The McGraw-Hill Cos., Inc. ....         249        12,677
The New York Times Co. (Class
  A)...........................         102         2,016
The Walt Disney Co. ...........       1,310        45,051
The Washington Post Co. .......           4         3,211
Time Warner Cable, Inc. (a)....         109         3,575
Time Warner, Inc. .............       2,687        49,333
Tribune Co. ...................          33           902
Viacom, Inc. (a)...............         429        16,718
Virgin Media, Inc. ............         172         4,174
XM Satellite Radio Holdings,
  Inc. (Class A) (a)...........         178         2,522
                                              -----------
                                                  344,547
                                              -----------
METALS & MINING -- 1.0%
Alcoa, Inc. ...................         626        24,489
Allegheny Technologies, Inc. ..          71         7,806
Freeport-McMoRan Copper & Gold,
  Inc. ........................         275        28,845
Newmont Mining Corp. ..........         297        13,285
Nucor Corp. ...................         198        11,775
Southern Copper Corp. .........          55         6,811
Titanium Metals Corp. (a)......          53         1,779
United States Steel Corp. .....          82         8,687
                                              -----------
                                                  103,477
                                              -----------
MULTI-UTILITIES -- 1.1%
Alliant Energy Corp. ..........          81         3,104
Ameren Corp. ..................         141         7,402
CenterPoint Energy, Inc. ......         190         3,046
Consolidated Edison, Inc. .....         202         9,353
Dominion Resources, Inc. ......         208        17,534
DTE Energy Co. ................         117         5,667
Energy East Corp. .............         102         2,759
Integrys Energy Group, Inc. ...          52         2,664
MDU Resources Group, Inc. .....         107         2,979
NiSource, Inc. ................         184         3,522
NSTAR..........................          75         2,611
PG&E Corp. ....................         237        11,329
Public Service Enterprise
  Group, Inc. .................         174        15,310
SCANA Corp. ...................          71         2,751
Sempra Energy..................         158         9,183
TECO Energy, Inc. .............         139         2,284
Wisconsin Energy Corp. ........          81         3,647
Xcel Energy, Inc. .............         273         5,880
                                              -----------
                                                  111,025
                                              -----------
MULTILINE RETAIL -- 0.8%
Dollar Tree Stores, Inc.  (a)..          74         3,000
Family Dollar Stores, Inc. ....         111         2,948
J. C. Penney Co., Inc. ........         143         9,062
Kohl's Corp.  (a)..............         209        11,982
Macy's, Inc. ..................         324        10,472
Nordstrom, Inc. ...............         152         7,127
Sears Holdings Corp.  (a)......          52         6,614
Target Corp. ..................         543        34,519
                                              -----------
                                                   85,724
                                              -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.  (a)...............         673        11,670
                                              -----------
OIL, GAS & CONSUMABLE FUELS -- 9.0%
Anadarko Petroleum Corp. ......         330        17,738
Apache Corp. ..................         231        20,804
Arch Coal, Inc. ...............         100         3,374
Chesapeake Energy Corp. .......         309        10,895
Chevron Corp. .................       1,505       140,838
CNX Gas Corp.  (a).............          17           489
ConocoPhillips.................       1,074        94,265
CONSOL Energy, Inc. ...........         122         5,685
Denbury Resources, Inc.  (a)...          79         3,531
Devon Energy Corp. ............         291        24,211
El Paso Corp. .................         480         8,146
Enbridge Energy Partners LP....          35         1,709
Energy Transfer Equity LP......          88         3,018
Energy Transfer Partners LP....          71         3,468
Enterprise Products Partners
  LP...........................         211         6,383
EOG Resources, Inc. ...........         171        12,369
Exxon Mobil Corp. .............       3,922       363,020
Frontier Oil Corp. ............          69         2,873
Hess Corp. ....................         200        13,306
Kinder Morgan Energy Partners
  LP...........................          99         4,891
Marathon Oil Corp. ............         490        27,940
Murphy Oil Corp. ..............         118         8,247
Newfield Exploration Co. (a)...          88         4,238
Noble Energy, Inc. ............         118         8,265
Occidental Petroleum Corp. ....         590        37,807
ONEOK Partners LP..............          33         1,962
Peabody Energy Corp. ..........         177         8,473
Pioneer Natural Resources
  Co. .........................          88         3,958
Plains All American Pipeline
  LP...........................          53         2,888
Pogo Producing Co. ............          38         2,018
Range Resources Corp. .........          96         3,903
Southwestern Energy Co. (a)....         112         4,687
Spectra Energy Corp. ..........         437        10,698
Sunoco, Inc. ..................          86         6,087
Teekay Corp. ..................          25         1,470
Tesoro Corp. ..................          96         4,418
The Williams Cos., Inc. .......         414        14,101
Ultra Petroleum Corp.  (a).....         106         6,576
Valero Energy Corp. ...........         387        25,999
XTO Energy, Inc. ..............         271        16,759
                                              -----------
                                                  941,507
                                              -----------
PAPER & FOREST PRODUCTS -- 0.3%
Domtar Corp.  (a)..............         414         3,395
International Paper Co. .......         318        11,407
MeadWestvaco Corp. ............         125         3,691
Weyerhaeuser Co. ..............         148        10,700
                                              -----------
                                                   29,193
                                              -----------
PERSONAL PRODUCTS -- 0.1%
Avon Products, Inc. ...........         311        11,672
The Estee Lauder Cos., Inc.
  (Class A)....................          86         3,651
                                              -----------
                                                   15,323
                                              -----------

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   -----------
PHARMACEUTICALS -- 5.5%
Abbott Laboratories............       1,086   $    58,231
Abraxis BioScience, Inc.  (a)..          15           342
Allergan, Inc. ................         214        13,797
Barr Pharmaceuticals, Inc.
  (a)..........................          68         3,870
Bristol-Myers Squibb Co. ......       1,413        40,723
Eli Lilly & Co. ...............         677        38,542
Endo Pharmaceuticals Holdings,
  Inc.  (a)....................          90         2,791
Forest Laboratories, Inc.
  (a)..........................         223         8,316
Johnson & Johnson..............       2,046       134,422
King Pharmaceuticals, Inc.
  (a)..........................         167         1,957
Merck & Co., Inc. .............       1,532        79,189
Mylan Laboratories, Inc. ......         195         3,112
Pfizer, Inc. ..................       4,890       119,463
Schering-Plough Corp. .........       1,029        32,547
Sepracor, Inc.  (a)............          73         2,008
Warner Chilcott, Ltd. (a)......          48           853
Wyeth..........................         946        42,144
                                              -----------
                                                  582,307
                                              -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
AMB Property Corp. ............          69         4,127
Annaly Capital Management,
  Inc. ........................         209         3,329
Apartment Investment &
  Management Co. (Class A).....          65         2,933
Archstone-Smith Trust..........         150         9,021
Avalonbay Communities, Inc. ...          60         7,083
Boston Properties, Inc. .......          80         8,312
Camden Property Trust..........          39         2,506
CapitalSource, Inc. ...........          86         1,741
Developers Diversified Realty
  Corp. .......................          88         4,916
Duke Realty Corp. .............          96         3,246
Equity Residential.............         201         8,514
Federal Realty Investment
  Trust........................          35         3,101
General Growth Properties,
  Inc. ........................         156         8,365
HCP, Inc. .....................         139         4,611
Hospitality Properties Trust...          66         2,683
Host Hotels & Resorts, Inc. ...         360         8,078
iStar Financial, Inc. .........          88         2,991
Kimco Realty Corp. ............         148         6,691
Liberty Property Trust.........          58         2,332
Mack-Cali Realty Corp. ........          41         1,685
Plum Creek Timber Co., Inc. ...         122         5,461
ProLogis.......................         172        11,412
Public Storage.................          86         6,764
Regency Centers Corp. .........          48         3,684
Simon Property Group, Inc. ....         155        15,500
SL Green Realty Corp. .........          45         5,255
The Macerich Co. ..............          50         4,379
UDR, Inc. .....................          87         2,116
Ventas, Inc. ..................          92         3,809
Vornado Realty Trust...........          99        10,826
Weingarten Realty Investors....          52         2,156
                                              -----------
                                                  167,627
                                              -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ...         142         3,536
CB Richard Ellis Group, Inc.
  (Class A)  (a)...............         131         3,647
Forest City Enterprises,
  Inc. ........................          48         2,648
                                              -----------
                                                    9,831
                                              -----------
ROAD & RAIL -- 0.7%
Burlington Northern Santa Fe
  Corp. .......................         222        18,020
CSX Corp. .....................         308        13,161
Hertz Global Holdings, Inc.
  (a)..........................          94         2,135
J.B. Hunt Transport Services,
  Inc. ........................          86         2,262
Norfolk Southern Corp. ........         292        15,158
Union Pacific Corp. ...........         185        20,916
                                              -----------
                                                   71,652
                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
Advanced Micro Devices, Inc.
  (a)..........................         406         5,359
Altera Corp. ..................         261         6,285
Analog Devices, Inc. ..........         239         8,642
Applied Materials, Inc. .......       1,013        20,969
Broadcom Corp. (Class A)  (a)..         306        11,151
Intel Corp. ...................       4,104       106,129
International Rectifier Corp.
  (a)..........................          44         1,452
Intersil Corp. (Class A).......          99         3,310
KLA-Tencor Corp. ..............         132         7,363
Lam Research Corp.  (a)........          97         5,166
Linear Technology Corp. .......         179         6,263
LSI Logic Corp.  (a)...........         535         3,970
Marvell Technology Group, Ltd.
  (a)..........................         320         5,238
Maxim Integrated Products,
  Inc. ........................         220         6,457
MEMC Electronic Materials, Inc.
  (a)..........................         153         9,006
Microchip Technology, Inc. ....         147         5,339
Micron Technology, Inc.  (a)...         494         5,483
National Semiconductor Corp. ..         223         6,048
Novellus Systems, Inc.  (a)....          96         2,617
NVIDIA Corp.  (a)..............         383        13,862
Teradyne, Inc.  (a)............         138         1,904
Texas Instruments, Inc. .......       1,035        37,871
Varian Semiconductor Equipment
  Associates, Inc.  (a)........          48         2,569
Xilinx, Inc. ..................         236         6,169
                                              -----------
                                                  288,622
                                              -----------
SOFTWARE -- 3.2%
Activision, Inc.  (a)..........         180         3,886
Adobe Systems, Inc.  (a).......         410        17,901
Autodesk, Inc.  (a)............         155         7,745
BEA Systems, Inc.  (a).........         270         3,745
BMC Software, Inc.  (a)........         151         4,716
CA, Inc. ......................         294         7,562
Cadence Design Systems, Inc.
  (a)..........................         184         4,083
Citrix Systems, Inc.  (a)......         126         5,080
Electronic Arts, Inc.  (a).....         217        12,150
Intuit, Inc.  (a)..............         215         6,514
McAfee, Inc.  (a)..............         100         3,487
Microsoft Corp. ...............       5,890       173,519
NAVTEQ Corp.  (a)..............          65         5,068
Oracle Corp.  (a)..............       2,763        59,819
Red Hat, Inc.  (a).............         126         2,504
Salesforce.com, Inc.  (a)......          66         3,387
Symantec Corp.  (a)............         655        12,694
Synopsys, Inc.  (a)............          94         2,546
VMware, Inc. (Class A)  (a)....          23         1,955
                                              -----------
                                                  338,361
                                              -----------
SPECIALTY RETAIL -- 1.7%
Abercrombie & Fitch Co. .......          60         4,842
Advance Auto Parts, Inc. ......          80         2,685
American Eagle Outfitters,
  Inc. ........................         135         3,552

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   -----------
AutoNation, Inc.  (a)..........         121   $     2,144
AutoZone, Inc.  (a)............          38         4,413
Bed Bath & Beyond, Inc.  (a)...         202         6,892
Best Buy Co., Inc. ............         272        12,517
CarMax, Inc.  (a)..............         146         2,968
Chico's FAS, Inc.  (a).........         123         1,728
GameStop Corp. (Class A)  (a)..          98         5,522
Guess ?, Inc. .................          32         1,569
Limited Brands, Inc. ..........         235         5,379
Lowe's Cos., Inc. .............       1,079        30,234
O'Reilly Automotive, Inc.
  (a)..........................          77         2,573
Office Depot, Inc.  (a)........         188         3,877
PetSmart, Inc. ................          97         3,094
RadioShack Corp. ..............          93         1,921
Ross Stores, Inc. .............         101         2,590
Staples, Inc. .................         512        11,003
The Gap, Inc. .................         433         7,985
The Home Depot, Inc. ..........       1,190        38,604
The Sherwin-Williams Co. ......          81         5,322
The TJX Cos., Inc. ............         326         9,477
Tiffany & Co. .................         102         5,340
Urban Outfitters, Inc.  (a)....          78         1,700
Williams-Sonoma, Inc. .........          62         2,022
                                              -----------
                                                  179,953
                                              -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc.  (a)...............         257        12,148
CROCS, Inc.  (a)...............          48         3,228
Liz Claiborne, Inc. ...........          74         2,540
NIKE, Inc. (Class B)...........         238        13,961
Polo Ralph Lauren Corp. .......          42         3,266
V. F. Corp. ...................          61         4,926
                                              -----------
                                                   40,069
                                              -----------
THRIFTS & MORTGAGE FINANCE -- 1.1%
Countrywide Financial Corp. ...         413         7,851
Fannie Mae.....................         683        41,533
Freddie Mac....................         481        28,384
Hudson City Bancorp, Inc. .....         361         5,552
MGIC Investment Corp. .........          65         2,100
New York Community Bancorp,
  Inc. ........................         185         3,524
People's United Financial,
  Inc. ........................          88         1,521
Sovereign Bancorp, Inc. .......         211         3,595
TFS Financial Corp.  (a).......          50           647
Washington Mutual, Inc. .......         618        21,822
                                              -----------
                                                  116,529
                                              -----------
TOBACCO -- 1.2%
Altria Group, Inc. ............       1,481       102,974
Loews Corp.- Carolina Group....          75         6,167
Reynolds American, Inc. .......         120         7,631
UST, Inc. .....................         112         5,555
                                              -----------
                                                  122,327
                                              -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ..................          94         4,268
W.W. Grainger, Inc. ...........          56         5,107
                                              -----------
                                                    9,375
                                              -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
ALLTEL Corp. ..................         261        18,187
American Tower Corp. (Class A)
  (a)..........................         292        12,714
Clearwire Corp. (Class A)
  (a)..........................          37           904
Crown Castle International
  Corp.  (a)...................         194         7,882
Leap Wireless International,
  Inc.  (a)....................          34         2,767
MetroPCS Communications, Inc.
  (a)..........................          30           818
NII Holdings, Inc.  (a)........         122        10,022
Sprint Nextel Corp. ...........       2,026        38,494
Telephone & Data Systems,
  Inc. ........................          72         4,806
US Cellular Corp.  (a).........          12         1,178
                                              -----------
                                                   97,772
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $9,258,574)............                10,477,999
                                              -----------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
STIC Prime Portfolio
  (Cost $70,859)...............      70,859        70,859
                                              -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $9,329,433)............                10,548,858
OTHER ASSETS AND
  LIABILITIES -- (0.4)%........                   (42,231)
                                              -----------
NET ASSETS -- 100.0%...........               $10,506,627
                                              ===========




(a) Non-income producing security
(b) Affiliated issuer. See table below for more information.

                                       SHARES
                                   PURCHASED FOR    SHARES SOLD
                         NUMBER      THE THREE        FOR THE       NUMBER
                       OF SHARES       MONTHS      THREE MONTHS   OF SHARES
                        HELD AT        ENDED           ENDED       HELD AT
SECURITY DESCRIPTION    6/30/07       9/30/07         9/30/07      9/30/07
--------------------   ---------   -------------   ------------   ---------
State Street Corp. ..     276            0               0           276
(Cost $17,489)



                        INCOME   REALIZED GAIN
                        EARNED     ON SHARES
                       FOR THE    SOLD DURING
                        THREE      THE THREE
                        MONTHS       MONTHS
                        ENDED        ENDED       MARKET VALUE
SECURITY DESCRIPTION   9/30/07      9/30/07       AT 9/30/07
--------------------   -------   -------------   ------------
State Street Corp. ..    $51           $0           $18,812

SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.9%
Alliant Techsystems, Inc.
  (a).........................        1,202   $    131,379
General Dynamics Corp. .......       12,339      1,042,275
L-3 Communications Holdings,
  Inc. .......................        4,644        474,338
Lockheed Martin Corp. ........       12,090      1,311,644
Precision Castparts Corp. ....        5,072        750,555
Raytheon Co. .................       16,099      1,027,438
Rockwell Collins, Inc. .......        6,110        446,274
Spirit Aerosystems Holdings,
  Inc. (a)....................        3,635        141,547
United Technologies Corp. ....       33,841      2,723,524
                                              ------------
                                                 8,048,974
                                              ------------
AIR FREIGHT & LOGISTICS -- 1.3%
C.H. Robinson Worldwide,
  Inc. .......................        6,313        342,733
Expeditors International
  Washington, Inc. ...........        7,885        372,960
FedEx Corp. ..................       10,508      1,100,713
United Parcel Service, Inc.
  (Class B)...................       25,078      1,883,358
                                              ------------
                                                 3,699,764
                                              ------------
AIRLINES -- 0.4%
AMR Corp. (a).................        8,480        189,019
Delta Air Lines, Inc. (a).....        8,716        156,452
Northwest Airlines Corp. (a)..        7,160        127,448
Southwest Airlines Co. .......       27,438        406,083
UAL Corp. (a).................        4,285        199,381
                                              ------------
                                                 1,078,383
                                              ------------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. .............        2,172        198,803
The Goodyear Tire & Rubber Co.
  (a).........................        7,678        233,488
                                              ------------
                                                   432,291
                                              ------------
AUTOMOBILES -- 0.2%
Harley-Davidson, Inc. ........        9,234        426,703
                                              ------------
BEVERAGES -- 2.3%
Anheuser-Busch Cos., Inc. ....       27,544      1,376,925
Brown-Forman Corp. ...........        2,339        175,215
Constellation Brands, Inc.
  (Class A) (a)...............        7,034        170,293
Hansen Natural Corp. (a)......        2,656        150,542
PepsiCo, Inc. ................       59,490      4,358,237
The Pepsi Bottling Group,
  Inc. .......................        4,748        176,483
                                              ------------
                                                 6,407,695
                                              ------------
BIOTECHNOLOGY -- 2.9%
Amgen, Inc. (a)...............       40,003      2,262,970
Amylin Pharmaceuticals, Inc.
  (a).........................        4,810        240,500
Biogen Idec, Inc. (a).........       10,449        693,082
Celgene Corp. (a).............       13,929        993,277
Cephalon, Inc. (a)............        2,397        175,125
Genentech, Inc. (a)...........       17,060      1,331,021
Genzyme Corp. (a).............        9,643        597,480
Gilead Sciences, Inc. (a).....       34,274      1,400,779
Millennium Pharmaceuticals,
  Inc. (a)....................       11,965        121,445
Vertex Pharmaceuticals, Inc.
  (a).........................        4,774        183,369
                                              ------------
                                                 7,999,048
                                              ------------
BUILDING PRODUCTS -- 0.1%
American Standard Cos.,
  Inc. .......................        6,567        233,917
                                              ------------
CAPITAL MARKETS -- 1.6%
BlackRock, Inc. ..............          744        129,017
E*TRADE Financial Corp. (a)...       15,511        202,574
Eaton Vance Corp. ............        4,786        191,248
Fortress Investment Group LLC
  (Class A)...................        1,430         30,488
Franklin Resources, Inc. .....        6,160        785,400
Legg Mason, Inc. .............        4,816        405,941
Nuveen Investments, Inc. .....        2,968        183,838
SEI Investments Co. ..........        5,382        146,821
State Street Corp. (b)........       14,582        993,909
T. Rowe Price Group, Inc. ....        9,706        540,527
TD Ameritrade Holding Corp.
  (a).........................        9,197        167,569
The Charles Schwab Corp. .....       37,675        813,780
                                              ------------
                                                 4,591,112
                                              ------------
CHEMICALS -- 1.5%
Celanese Corp. ...............        5,474        213,377
Ecolab, Inc. .................        6,516        307,555
Huntsman Corp. ...............        3,373         89,351
Lyondell Chemical Co. ........        8,380        388,413
Monsanto Co. .................       19,943      1,709,913
Praxair, Inc. ................       11,808        989,038
Sigma-Aldrich Corp. ..........        4,102        199,931
The Mosaic Co. (a)............        5,302        283,763
                                              ------------
                                                 4,181,341
                                              ------------
COMMERCIAL BANKS -- 0.1%
Commerce Bancorp, Inc. .......        6,987        270,956
                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Allied Waste Industries, Inc.
  (a).........................       10,809        137,815
ChoicePoint, Inc. (a).........        2,784        105,569
Cintas Corp. .................        4,988        185,055
Dun & Bradstreet Corp. .......        2,227        219,604
Equifax, Inc. ................        5,131        195,594
Manpower, Inc. ...............        3,142        202,188
Monster Worldwide, Inc. (a)...        4,326        147,343
Robert Half International,
  Inc. .......................        6,123        182,833
Stericycle, Inc. (a)..........        3,270        186,913
Waste Management, Inc. .......       19,036        718,419
                                              ------------
                                                 2,281,333
                                              ------------
COMMUNICATIONS EQUIPMENT -- 5.2%
Avaya, Inc. (a)...............       16,774        284,487
Cisco Systems, Inc. (a).......      223,925      7,414,157
Corning, Inc. ................       57,549      1,418,583
Harris Corp. .................        5,011        289,586
JDS Uniphase Corp. (a)........        8,009        119,815
Juniper Networks, Inc. (a)....       18,845        689,915
Motorola, Inc. ...............       84,914      1,573,456
QUALCOMM, Inc. ...............       61,556      2,601,356
                                              ------------
                                                14,391,355
                                              ------------
COMPUTERS & PERIPHERALS -- 5.2%
Apple, Inc. (a)...............       31,754      4,875,509
Dell, Inc. (a)................       73,902      2,039,695
Diebold, Inc. ................        2,464        111,915
EMC Corp. (a).................       77,219      1,606,155
Hewlett-Packard Co. ..........       96,391      4,799,308
Lexmark International, Inc.
  (a).........................        3,537        146,892
Network Appliance, Inc. (a)...       13,460        362,208
SanDisk Corp. (a).............        8,428        464,383
Western Digital Corp. (a).....        7,969        201,775
                                              ------------
                                                14,607,840
                                              ------------

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Fluor Corp. ..................        3,256   $    468,799
Foster Wheeler, Ltd. (a)......        2,554        335,289
Jacobs Engineering Group, Inc.
  (a).........................        4,385        331,418
KBR, Inc. (a).................        6,200        240,374
                                              ------------
                                                 1,375,880
                                              ------------
CONSTRUCTION MATERIALS -- 0.1%
Florida Rock Industries,
  Inc. .......................        1,940        121,231
Martin Marietta Materials,
  Inc. .......................        1,555        207,670
                                              ------------
                                                   328,901
                                              ------------
CONSUMER FINANCE -- 1.1%
American Express Co. .........       39,011      2,316,083
SLM Corp. ....................       15,160        752,997
The First Marblehead Corp. ...        2,206         83,674
                                              ------------
                                                 3,152,754
                                              ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ...................        3,738        200,917
Crown Holdings, Inc. (a)......        5,916        134,648
Pactiv Corp. (a)..............        4,830        138,428
Sealed Air Corp. .............        5,926        151,469
                                              ------------
                                                   625,462
                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)........        5,388        324,088
H&R Block, Inc. ..............       10,845        229,697
ITT Educational Services, Inc.
  (a).........................        1,532        186,429
Weight Watchers International,
  Inc. .......................        1,341         77,188
                                              ------------
                                                   817,402
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
CME Group, Inc. ..............        2,011      1,181,161
Intercontinental Exchange,
  Inc. (a)....................        2,542        386,130
Leucadia National Corp. ......        6,048        291,635
Moody's Corp. ................        8,281        417,362
Nymex Holdings, Inc. .........        1,287        167,542
NYSE Euronext.................        6,996        553,873
                                              ------------
                                                 2,997,703
                                              ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
Level 3 Communications, Inc.
  (a).........................       55,946        260,149
Windstream Corp. .............       17,474        246,733
                                              ------------
                                                   506,882
                                              ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. (a)....        6,089        318,211
                                              ------------
ELECTRICAL EQUIPMENT -- 0.2%
AMETEK, Inc. .................        3,995        172,664
First Solar, Inc. (a).........        1,228        144,585
Roper Industries, Inc. .......        3,242        212,351
Sunpower Corp. (Class A) (a)..        1,328        109,985
                                              ------------
                                                   639,585
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.8%
Agilent Technologies, Inc.
  (a).........................       14,561        537,010
Amphenol Corp. (Class A)......        6,569        261,183
Arrow Electronics, Inc. (a)...        4,498        191,255
CDW Corp. (a).................        2,291        199,775
Jabil Circuit, Inc. ..........        6,641        151,680
Trimble Navigation, Ltd. (a)..        4,394        172,289
Tyco Electronics Ltd..........       18,088        640,858
                                              ------------
                                                 2,154,050
                                              ------------
ENERGY EQUIPMENT & SERVICES -- 5.1%
Baker Hughes, Inc. ...........       11,775      1,064,107
BJ Services Co. ..............       10,806        286,899
Cameron International Corp.
  (a).........................        3,973        366,668
Diamond Offshore Drilling,
  Inc. .......................        2,427        274,955
ENSCO International, Inc. ....        5,494        308,213
FMC Technologies, Inc. (a)....        4,722        272,271
GlobalSantaFe Corp. ..........        8,365        635,907
Grant Prideco, Inc. (a).......        4,657        253,900
Halliburton Co. ..............       32,656      1,253,990
Nabors Industries, Ltd. (a)...       10,264        315,823
National-Oilwell Varco, Inc.
  (a).........................        6,562        948,209
Noble Corp. ..................        9,830        482,162
Patterson-UTI Energy, Inc. ...        5,658        127,701
Pride International, Inc.
  (a).........................        6,221        227,378
Rowan Cos., Inc. .............        4,119        150,673
Schlumberger, Ltd. ...........       43,839      4,603,095
Smith International, Inc. ....        7,380        526,932
Transocean, Inc. (a)..........       10,626      1,201,269
Weatherford International,
  Ltd. (a)....................       12,497        839,549
                                              ------------
                                                14,139,701
                                              ------------
FOOD & STAPLES RETAILING -- 3.6%
Costco Wholesale Corp. .......       16,049        984,927
CVS Caremark Corp. ...........       54,479      2,159,003
Sysco Corp. ..................       22,328        794,653
Wal-Mart Stores, Inc. ........       93,692      4,089,656
Walgreen Co. .................       37,209      1,757,753
Whole Foods Market, Inc. .....        5,049        247,199
                                              ------------
                                                10,033,191
                                              ------------
FOOD PRODUCTS -- 0.8%
Archer-Daniels-Midland Co. ...       21,543        712,642
Bunge, Ltd. ..................        4,393        472,028
Dean Foods Co. ...............        4,972        127,184
The Hershey Co. ..............        5,807        269,503
Wm. Wrigley Jr., Co. .........        8,407        539,982
                                              ------------
                                                 2,121,339
                                              ------------
GAS UTILITIES -- 0.3%
Equitable Resources, Inc. ....        4,273        221,640
ONEOK, Inc. ..................        3,650        173,010
Questar Corp. ................        6,258        328,733
                                              ------------
                                                   723,383
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
Bausch & Lomb, Inc. ..........        2,095        134,080
Baxter International, Inc. ...       23,949      1,347,850
Beckman Coulter, Inc. ........        2,320        171,123
Becton, Dickinson & Co. ......        8,490        696,604
Boston Scientific Corp. (a)...       50,582        705,619
C.R. Bard, Inc. ..............        3,831        337,856
Covidien Ltd (a)..............       18,088        750,652
Cytyc Corp. (a)...............        4,336        206,610
Dentsply International,
  Inc. .......................        5,380        224,023
Hospira, Inc. (a).............        5,857        242,773
Intuitive Surgical, Inc. (a)..        1,404        322,920
Kinetic Concepts, Inc. (a)....        1,942        109,296
Medtronic, Inc. ..............       41,959      2,366,907
St. Jude Medical, Inc. (a)....       12,614        555,899
Stryker Corp. ................       11,538        793,353

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
Varian Medical Systems, Inc.
  (a).........................        4,650   $    194,789
Zimmer Holdings, Inc. (a).....        8,811        713,603
                                              ------------
                                                 9,873,957
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.9%
Aetna, Inc. ..................       18,935      1,027,603
AmerisourceBergen Corp. ......        6,606        299,450
Brookdale Senior Living,
  Inc. .......................        1,923         76,555
Cardinal Health, Inc. ........       13,384        836,902
Community Health Systems, Inc.
  (a).........................        3,628        114,064
Coventry Health Care, Inc.
  (a).........................        5,686        353,726
DaVita, Inc. (a)..............        3,895        246,086
Express Scripts, Inc. (Class
  A) (a)......................        8,012        447,230
Health Net, Inc. (a)..........        4,085        220,794
Henry Schein, Inc. (a)........        3,351        203,875
Humana, Inc. (a)..............        6,176        431,579
Lincare Holdings, Inc. (a)....        3,159        115,777
Manor Care, Inc. .............        2,776        178,774
McKesson Corp. ...............       10,901        640,870
Medco Health Solutions, Inc.
  (a).........................        9,992        903,177
Omnicare, Inc. ...............        4,340        143,784
Patterson Cos., Inc. (a)......        4,903        189,305
Quest Diagnostics, Inc. ......        5,507        318,139
UnitedHealth Group, Inc. .....       48,717      2,359,364
Universal Health Services,
  Inc. (Class B)..............        1,898        103,289
WellPoint, Inc. (a)...........       22,050      1,740,186
                                              ------------
                                                10,950,529
                                              ------------
HEALTH CARE TECHNOLOGY-- 0.1%
Cerner Corp. (a)..............        2,308        138,041
IMS Health, Inc. .............        7,053        216,104
                                              ------------
                                                   354,145
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 2.3%
Boyd Gaming Corp. ............        2,085         89,342
Brinker International, Inc. ..        3,823        104,903
Darden Restaurants, Inc. .....        4,781        200,133
Harrah's Entertainment,
  Inc. .......................        6,879        597,991
Hilton Hotels Corp. ..........       13,427        624,221
International Game
  Technology..................       12,077        520,519
Las Vegas Sands Corp. (a).....        3,865        515,668
Marriott International, Inc.
  (Class A)...................       11,989        521,162
MGM Mirage, Inc. (a)..........        4,408        394,252
Penn National Gaming, Inc.
  (a).........................        2,776        163,840
Starbucks Corp. (a)...........       27,132        710,858
Starwood Hotels & Resorts
  Worldwide, Inc. ............        7,673        466,135
Station Casinos, Inc. ........        1,542        134,894
Wendy's International, Inc. ..        3,178        110,944
Wyndham Worldwide Corp. ......        6,637        217,428
Wynn Resorts, Ltd. ...........        2,259        355,928
Yum! Brands, Inc. ............       19,341        654,306
                                              ------------
                                                 6,382,524
                                              ------------
HOUSEHOLD DURABLES -- 0.4%
D.R. Horton, Inc. ............       10,229        131,034
Garmin, Ltd. .................        4,680        558,792
Harman International
  Industries, Inc. ...........        2,421        209,465
Lennar Corp. (Class A)........        5,134        116,285
Pulte Homes, Inc. ............        7,954        108,254
Toll Brothers, Inc. (a).......        4,887         97,691
                                              ------------
                                                 1,221,521
                                              ------------
HOUSEHOLD PRODUCTS -- 3.6%
Colgate-Palmolive Co. ........       19,023      1,356,721
Energizer Holdings, Inc. (a)..        2,125        235,556
Procter & Gamble Co. .........      114,850      8,078,549
The Clorox Co. ...............        5,104        311,293
                                              ------------
                                                 9,982,119
                                              ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.7%
Constellation Energy Group,
  Inc. .......................        6,727        577,109
Dynegy, Inc. (Class A) (a)....       14,714        135,957
Mirant Corp. (a)..............        9,427        383,491
NRG Energy, Inc. (a)..........        8,788        371,645
The AES Corp. (a).............       24,598        492,944
                                              ------------
                                                 1,961,146
                                              ------------
INDUSTRIAL CONGLOMERATES -- 1.0%
3M Co. .......................       24,249      2,269,221
McDermott International, Inc.
  (a).........................        8,210        443,997
                                              ------------
                                                 2,713,218
                                              ------------
INSURANCE -- 3.1%
AFLAC, Inc. ..................       18,080      1,031,283
Arch Capital Group, Ltd. (a)..        1,768        131,557
Assurant, Inc. ...............        3,690        197,415
Axis Capital Holdings, Ltd. ..        5,235        203,694
Berkshire Hathaway, Inc.
  (Class A) (a)...............           38      4,503,380
Brown & Brown, Inc. ..........        4,308        113,300
Prudential Financial, Inc. ...       16,922      1,651,249
The Progressive Corp. ........       25,119        487,560
WR Berkley Corp. .............        5,987        177,395
                                              ------------
                                                 8,496,833
                                              ------------
INTERNET & CATALOG RETAIL -- 0.7%
Amazon.com, Inc. (a)..........       11,027      1,027,165
Expedia, Inc. (a).............        8,797        280,448
IAC/InterActiveCorp (a).......        7,350        218,075
Liberty Media Holding Corp. -
  Interactive (Class A) (a)...       23,995        460,944
                                              ------------
                                                 1,986,632
                                              ------------
INTERNET SOFTWARE & SERVICES -- 2.9%
Akamai Technologies, Inc.
  (a).........................        6,021        172,983
eBay, Inc. (a)................       43,075      1,680,787
Google, Inc. (Class A) (a)....        8,346      4,734,435
VeriSign, Inc. (a)............        9,184        309,868
Yahoo!, Inc. (a)..............       46,926      1,259,494
                                              ------------
                                                 8,157,567
                                              ------------
IT SERVICES -- 2.0%
Accenture, Ltd. (Class A).....       21,596        869,239
Affiliated Computer Services,
  Inc. (a)....................        3,454        173,529
Alliance Data Systems Corp.
  (a).........................        2,911        225,428
Automatic Data Processing,
  Inc. .......................       19,445        893,109
Ceridian Corp. (a)............        5,233        181,794
Checkfree Corp. (a)...........        2,681        124,774
Cognizant Technology Solutions
  Corp. (a)...................        5,261        419,670
DST Systems, Inc. (a).........        1,909        163,811
Fidelity National Information
  Services, Inc. .............        7,012        311,122
Fiserv, Inc. (a)..............        6,048        307,601
Global Payments, Inc. ........        3,079        136,153
Iron Mountain, Inc. (a).......        6,726        205,009

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
Mastercard, Inc. .............        2,233   $    330,417
Paychex, Inc. ................       12,331        505,571
The Western Union Co. ........       28,137        590,033
Total System Services, Inc. ..        1,447         40,198
                                              ------------
                                                 5,477,458
                                              ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
Applera Corp. - Applied
  Biosystems Group............        6,860        237,630
Charles River Laboratories
  International, Inc. (a).....        2,547        143,014
Covance, Inc. (a).............        2,414        188,051
Invitrogen Corp. (a)..........        1,732        141,556
Millipore Corp. (a)...........        1,967        149,099
Pharmaceutical Product
  Development, Inc. ..........        3,826        135,593
Thermo Fisher Scientific, Inc.
  (a).........................       15,663        904,068
Waters Corp. (a)..............        3,680        246,266
                                              ------------
                                                 2,145,277
                                              ------------
MACHINERY -- 2.4%
Caterpillar, Inc. ............       23,711      1,859,654
Cummins, Inc. ................        3,438        439,686
Danaher Corp. ................        8,895        735,705
Donaldson Co., Inc. ..........        2,498        104,316
Flowserve Corp. ..............        2,044        155,712
Harsco Corp. .................        3,066        181,722
Illinois Tool Works, Inc. ....       17,455      1,041,016
ITT Corp. ....................        6,705        455,471
Joy Global, Inc. .............        3,995        203,186
Oshkosh Truck Corp. ..........        2,682        166,204
PACCAR, Inc. .................        9,216        785,664
Terex Corp. (a)...............        3,773        335,872
The Manitowoc Co., Inc. ......        4,598        203,599
                                              ------------
                                                 6,667,807
                                              ------------
MEDIA -- 5.9%
Cablevision Systems Corp.
  (Class A) (a)...............        8,416        294,055
Clear Channel Communications,
  Inc. .......................       16,408        614,315
Clear Channel Outdoor
  Holdings,
  Inc. (a)....................        1,407         35,878
Comcast Corp. (Class A) (a)...      109,589      2,649,862
Discovery Holding Co. (Class
  A) (a)......................       10,346        298,482
Dow Jones & Co., Inc. ........        2,248        134,206
EchoStar Communications Corp.
  (Class A) (a)...............        7,616        356,505
EW Scripps Co. ...............        3,155        132,510
Lamar Advertising Co. ........        2,646        129,575
Liberty Global, Inc. (Class A)
  (a).........................       13,965        572,844
Liberty Media Corp. -- Capital
  (Series A) (a)..............        4,733        590,820
News Corp. (Class A)..........       85,350      1,876,846
Omnicom Group, Inc. ..........       12,240        588,622
R.H. Donnelley Corp. (a)......        2,674        149,797
Sirius Satellite Radio, Inc.
  (a).........................       47,645        166,281
The DIRECTV Group, Inc. (a)...       26,352        639,827
The McGraw-Hill Cos., Inc. ...       12,439        633,269
The Walt Disney Co. ..........       66,886      2,300,210
The Washington Post Co. ......          210        168,588
Time Warner Cable, Inc. (a)...        5,722        187,682
Time Warner, Inc. ............      137,891      2,531,679
Viacom, Inc. (a)..............       22,577        879,826
Virgin Media, Inc. ...........       10,678        259,155
XM Satellite Radio Holdings,
  Inc. (Class A) (a)..........       11,323        160,447
                                              ------------
                                                16,351,281
                                              ------------
METALS & MINING -- 1.2%
Allegheny Technologies,
  Inc. .......................        3,542        389,443
Freeport-McMoRan Copper &
  Gold, Inc. .................       13,975      1,465,838
Newmont Mining Corp. .........       15,609        698,190
Nucor Corp. ..................       10,102        600,766
Titanium Metals Corp. (a).....        3,211        107,761
                                              ------------
                                                 3,261,998
                                              ------------
MULTI-UTILITIES -- 0.3%
Public Service Enterprise
  Group, Inc. ................        9,196        809,156
                                              ------------
MULTILINE RETAIL -- 1.4%
Dollar Tree Stores, Inc. (a)..        3,551        143,958
Family Dollar Stores, Inc. ...        4,991        132,561
J. C. Penney Co., Inc. .......        7,108        450,434
Kohl's Corp. (a)..............       10,498        601,850
Macy's, Inc. .................       16,019        517,734
Nordstrom, Inc. ..............        7,834        367,336
Target Corp. .................       28,593      1,817,657
                                              ------------
                                                 4,031,530
                                              ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a)...............       34,222        593,409
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 4.2%
Anadarko Petroleum Corp. .....       17,242        926,758
Apache Corp. .................       12,049      1,085,133
Arch Coal, Inc. ..............        5,451        183,917
Chesapeake Energy Corp. ......       16,380        577,559
CNX Gas Corp. (a).............        1,057         30,410
CONSOL Energy, Inc. ..........        6,714        312,872
Denbury Resources, Inc. (a)...        4,394        196,368
Devon Energy Corp. ...........       15,438      1,284,442
Energy Transfer Equity LP.....        4,608        158,054
EOG Resources, Inc. ..........        8,992        650,391
Frontier Oil Corp. ...........        3,884        161,730
Kinder Morgan Energy Partners
  LP..........................        5,416        267,550
Murphy Oil Corp. .............        6,451        450,860
Newfield Exploration Co. (a)..        4,774        229,916
Noble Energy, Inc. ...........        6,234        436,629
Peabody Energy Corp. .........        9,713        464,961
Pioneer Natural Resources
  Co. ........................        4,426        199,081
Pogo Producing Co. ...........        1,562         82,958
Range Resources Corp. ........        5,426        220,621
Southwestern Energy Co. (a)...        6,272        262,483
Sunoco, Inc. .................        4,500        318,510
The Williams Cos., Inc. ......       21,863        744,654
Ultra Petroleum Corp. (a).....        5,515        342,151
Valero Energy Corp. ..........       20,181      1,355,760
XTO Energy, Inc. .............       14,120        873,181
                                              ------------
                                                11,816,949
                                              ------------
PAPER & FOREST PRODUCTS -- 0.1%
Domtar Corp. (a)..............       16,964        139,105
                                              ------------
PERSONAL PRODUCTS -- 0.3%
Avon Products, Inc. ..........       15,988        600,030
The Estee Lauder Cos., Inc.
  (Class A)...................        3,849        163,428
                                              ------------
                                                   763,458
                                              ------------

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
PHARMACEUTICALS -- 1.3%
Abraxis BioScience, Inc. (a)..          870   $     19,862
Allergan, Inc. ...............       11,128        717,422
Barr Pharmaceuticals, Inc.
  (a).........................        3,923        223,258
Endo Pharmaceuticals Holdings,
  Inc. (a)....................        5,022        155,732
Forest Laboratories, Inc.
  (a).........................       11,616        433,161
Mylan Laboratories, Inc. .....        8,878        141,693
Schering-Plough Corp. ........       54,915      1,736,961
Sepracor, Inc. (a)............        4,085        112,338
Warner Chilcott, Ltd. (a).....        3,087         54,856
                                              ------------
                                                 3,595,283
                                              ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
Camden Property Trust.........        2,044        131,327
CapitalSource, Inc. ..........        5,171        104,661
General Growth Properties,
  Inc. .......................        8,493        455,395
Public Storage................        4,700        369,655
Simon Property Group, Inc. ...        8,235        823,500
Ventas, Inc. .................        4,904        203,025
                                              ------------
                                                 2,087,563
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ..        7,482        186,302
CB Richard Ellis Group, Inc.
  (Class A) (a)...............        7,505        208,939
                                              ------------
                                                   395,241
                                              ------------
ROAD & RAIL -- 0.3%
Hertz Global Holdings, Inc.
  (a).........................        4,852        110,237
J.B. Hunt Transport Services,
  Inc. .......................        3,625         95,338
Norfolk Southern Corp. .......       14,455        750,359
                                              ------------
                                                   955,934
                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 5.3%
Advanced Micro Devices, Inc.
  (a).........................       20,376        268,963
Altera Corp. .................       12,625        304,010
Analog Devices, Inc. .........       11,403        412,332
Applied Materials, Inc. ......       50,844      1,052,471
Broadcom Corp. (Class A) (a)..       17,209        627,096
Intel Corp. ..................      213,956      5,532,902
International Rectifier Corp.
  (a).........................        2,669         88,050
Intersil Corp. (Class A)......        4,877        163,038
KLA-Tencor Corp. .............        7,066        394,141
Lam Research Corp. (a)........        4,503        239,830
Linear Technology Corp. ......        8,120        284,119
LSI Logic Corp. (a)...........       26,250        194,775
Marvell Technology Group, Ltd.
  (a).........................       17,236        282,153
Maxim Integrated Products,
  Inc. .......................       11,721        344,011
MEMC Electronic Materials,
  Inc. (a)....................        8,237        484,830
Microchip Technology, Inc. ...        8,010        290,923
Micron Technology, Inc. (a)...       27,746        307,981
National Semiconductor
  Corp. ......................        9,648        261,654
Novellus Systems, Inc. (a)....        4,758        129,703
NVIDIA Corp. (a)..............       20,015        725,344
Teradyne, Inc. (a)............        6,599         91,066
Texas Instruments, Inc. ......       53,067      1,941,722
Varian Semiconductor Equipment
  Associates, Inc. (a)........        2,760        147,715
Xilinx, Inc. .................       10,848        283,567
                                              ------------
                                                14,852,396
                                              ------------
SOFTWARE -- 6.3%
Activision, Inc. (a)..........       10,449        225,594
Adobe Systems, Inc. (a).......       21,679        946,505
Autodesk, Inc. (a)............        8,462        422,846
BEA Systems, Inc. (a).........       14,765        204,791
BMC Software, Inc. (a)........        7,509        234,506
CA, Inc. .....................       15,049        387,060
Citrix Systems, Inc. (a)......        6,663        268,652
Electronic Arts, Inc. (a).....       11,404        638,510
Intuit, Inc. (a)..............       11,421        346,056
McAfee, Inc. (a)..............        5,965        208,000
Microsoft Corp. ..............      306,737      9,036,472
NAVTEQ Corp. (a)..............        3,576        278,821
Oracle Corp. (a)..............      144,452      3,127,386
Red Hat, Inc. (a).............        7,086        140,799
Salesforce.com, Inc. (a)......        3,547        182,032
Symantec Corp. (a)............       32,302        626,013
Synopsys, Inc. (a)............        5,229        141,601
VMware, Inc. (Class A) (a)....        1,430        121,550
                                              ------------
                                                17,537,194
                                              ------------
SPECIALTY RETAIL -- 3.1%
Abercrombie & Fitch Co. ......        3,197        257,998
Advance Auto Parts, Inc. .....        3,764        126,320
American Eagle Outfitters,
  Inc. .......................        7,174        188,748
AutoNation, Inc. (a)..........        5,408         95,830
AutoZone, Inc. (a)............        1,623        188,495
Bed Bath & Beyond, Inc. (a)...       10,242        349,457
Best Buy Co., Inc. ...........       14,295        657,856
CarMax, Inc. (a)..............        7,922        161,054
Chico's FAS, Inc. (a).........        6,173         86,731
GameStop Corp. (Class A) (a)..        5,416        305,192
Guess ?, Inc. ................        2,042        100,119
Lowe's Cos., Inc. ............       54,623      1,530,536
O'Reilly Automotive, Inc.
  (a).........................        4,298        143,596
Office Depot, Inc. (a)........        9,991        206,014
PetSmart, Inc. ...............        4,943        157,682
Ross Stores, Inc. ............        5,351        137,200
Staples, Inc. ................       26,281        564,779
The Gap, Inc. ................       21,535        397,105
The Home Depot, Inc. .........       61,772      2,003,884
The TJX Cos., Inc. ...........       16,257        472,591
Tiffany & Co. ................        4,934        258,295
Urban Outfitters, Inc. (a)....        4,504         98,187
Williams-Sonoma, Inc. ........        3,260        106,341
                                              ------------
                                                 8,594,010
                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Coach, Inc. (a)...............       13,610        643,345
CROCS, Inc. (a)...............        2,760        185,610
Liz Claiborne, Inc. ..........        3,882        133,269
NIKE, Inc. (Class B)..........       13,142        770,910
Polo Ralph Lauren Corp. ......        2,248        174,782
                                              ------------
                                                 1,907,916
                                              ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Countrywide Financial Corp. ..       21,285        404,628
Hudson City Bancorp, Inc. ....       18,401        283,007
                                              ------------
                                                   687,635
                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. .................        5,149        233,816
                                              ------------

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
American Tower Corp. (Class A)
  (a).........................       15,102   $    657,541
Clearwire Corp. (Class A)
  (a).........................        2,632         64,326
Crown Castle International
  Corp. (a)...................       10,330        419,708
Leap Wireless International,
  Inc. (a)....................        1,807        147,036
MetroPCS Communications, Inc.
  (a).........................        1,830         49,922
NII Holdings, Inc. (a)........        6,372        523,460
Sprint Nextel Corp. ..........      106,490      2,023,310
Telephone & Data Systems,
  Inc. .......................        3,835        255,986
US Cellular Corp. (a).........          530         52,046
                                              ------------
                                                 4,193,335
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $243,090,706).........                 277,763,098
                                              ------------
SHORT TERM INVESTMENT -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio
  (Cost $1,665,974)...........    1,665,974      1,665,974
                                              ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $244,756,680).........                 279,429,072
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.......                  (1,160,245)
                                              ------------
NET ASSETS -- 100.0%..........                $278,268,827
                                              ============




(a) Non-income producing security
(b) Affiliated issuer. See table below for more information.

                                      SHARES
                                  PURCHASED FOR   SHARES SOLD
                         NUMBER     THE THREE       FOR THE      NUMBER
                       OF SHARES      MONTHS     THREE MONTHS  OF SHARES
                        HELD AT       ENDED          ENDED      HELD AT
SECURITY DESCRIPTION    6/30/07      9/30/07        9/30/07     9/30/07
--------------------   ---------  -------------  ------------  ---------
State Street Corp. ..    11,842       2,740            0         14,582
(Cost $723,398)



                                REALIZED GAIN
                        INCOME    (LOSS) ON
                        EARNED      SHARES
                       FOR THE   SOLD DURING
                        THREE     THE THREE
                        MONTHS      MONTHS
                        ENDED       ENDED      MARKET VALUE
SECURITY DESCRIPTION   9/30/07     9/30/07      AT 9/30/07
--------------------   -------  -------------  ------------
State Street Corp. ..   $2,187        $0         $993,909

SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.0%
Boeing Co. ...................       12,844   $  1,348,491
Goodrich Corp. ...............        2,320        158,294
Honeywell International,
  Inc. .......................       12,347        734,276
Northrop Grumman Corp. .......        5,869        457,782
                                              ------------
                                                 2,698,843
                                              ------------
AUTO COMPONENTS -- 0.4%
Johnson Controls, Inc. .......        3,533        417,283
WABCO Holdings, Inc. .........        1,000         46,750
                                              ------------
                                                   464,033
                                              ------------
AUTOMOBILES -- 0.5%
Ford Motor Co. (a)............       37,500        318,375
General Motors Corp. .........        8,982        329,639
                                              ------------
                                                   648,014
                                              ------------
BEVERAGES -- 1.9%
Coca-Cola Enterprises, Inc. ..        5,155        124,854
Molson Coors Brewing Co. .....        1,360        135,551
The Coca-Cola Co. ............       38,593      2,217,940
                                              ------------
                                                 2,478,345
                                              ------------
BUILDING PRODUCTS -- 0.2%
Masco Corp. ..................        6,693        155,077
USG Corp. (a).................        1,469         55,161
                                              ------------
                                                   210,238
                                              ------------
CAPITAL MARKETS -- 4.7%
A.G. Edwards, Inc. ...........        1,382        115,743
AllianceBernstein Holding LP..          466         41,041
Ameriprise Financial, Inc. ...        4,247        268,028
Federated Investors, Inc. ....        1,797         71,341
Janus Capital Group, Inc. ....        3,080         87,102
Lehman Brothers Holdings,
  Inc. .......................        9,606        592,978
Merrill Lynch & Co., Inc. ....       14,708      1,048,386
Morgan Stanley................       17,502      1,102,626
Northern Trust Corp. .........        3,604        238,837
The Bank of New York Mellon
  Corp. ......................       20,828        919,348
The Bear Stearns Cos., Inc. ..        2,003        245,988
The Blackstone Group LP (a)...        2,500         62,700
The Goldman Sachs Group,
  Inc. .......................        6,701      1,452,375
                                              ------------
                                                 6,246,493
                                              ------------
CHEMICALS -- 2.0%
Air Products & Chemicals,
  Inc. .......................        3,685        360,245
Ashland, Inc. ................        1,033         62,197
E. I. du Pont de Nemours &
  Co. ........................       16,675        826,413
Eastman Chemical Co. .........        1,574        105,033
International Flavors &
  Fragrances, Inc. ...........        1,488         78,656
Lubrizol Corp. ...............        1,266         82,366
PPG Industries, Inc. .........        3,023        228,388
Rohm & Haas Co. ..............        2,959        164,727
The Dow Chemical Co. .........       17,397        749,115
                                              ------------
                                                 2,657,140
                                              ------------
COMMERCIAL BANKS -- 6.6%
Associated Bancorp............        2,140         63,408
Banco Bilbao Vizcaya
  Argentaria SA, ADR..........            1             13
BB&T Corp. ...................        9,922        400,750
City National Corp. ..........          730         50,742
Comerica, Inc. ...............        2,718        139,379
Commerce Bancshares, Inc. ....        1,271         58,326
Fifth Third Bancorp...........        8,930        302,548
First Horizon National
  Corp. ......................        2,224         59,292
Huntington Bancshares, Inc. ..        6,322        107,348
Keycorp.......................        6,575        212,570
M&T Bank Corp. ...............        1,383        143,071
Marshall & Ilsley Corp. ......        4,384        191,888
National City Corp. ..........       10,258        257,373
PNC Financial Services Group,
  Inc. .......................        6,088        414,593
Popular, Inc. ................        4,603         56,525
Regions Financial Corp. ......       12,914        380,705
SunTrust Banks, Inc. .........        6,345        480,126
Synovus Financial Corp. ......        4,878        136,828
TCF Financial Corp. ..........        2,330         60,999
The Colonial BancGroup,
  Inc. .......................        2,862         61,876
U.S. Bancorp..................       31,267      1,017,116
UnionBanCal Corp. ............          962         56,190
Valley National Bancorp.......        2,210         49,018
Wachovia Corp. ...............       34,648      1,737,597
Wells Fargo & Co. ............       58,104      2,069,665
Zions Bancorp.................        2,003        137,546
                                              ------------
                                                 8,645,492
                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Avery Dennison Corp. .........        1,809        103,149
Pitney Bowes, Inc. ...........        4,031        183,088
R.R. Donnelley & Sons Co. ....        4,010        146,606
Republic Services, Inc. ......        3,195        104,508
                                              ------------
                                                   537,351
                                              ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Tellabs, Inc. (a).............        7,262         69,134
                                              ------------
COMPUTERS & PERIPHERALS -- 2.8%
International Business
  Machines Corp. .............       24,751      2,915,668
NCR Corp. (a).................        3,200        159,360
Seagate Technology............        9,577        244,979
Sun Microsystems, Inc. (a)....       63,700        357,357
                                              ------------
                                                 3,677,364
                                              ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. .........        1,500        133,725
                                              ------------
CONSUMER FINANCE -- 0.5%
Capital One Financial Corp. ..        7,579        503,473
Discover Financial Services
  (a).........................        7,750        161,200
The Student Loan Corp. .......           96         17,311
                                              ------------
                                                   681,984
                                              ------------
CONTAINERS & PACKAGING -- 0.2%
Bemis Co., Inc. ..............        2,015         58,657
Owens-Illinois, Inc. (a)......        2,600        107,770
Sonoco Products Co. ..........        1,902         57,402
Temple-Inland, Inc. ..........        1,731         91,103
                                              ------------
                                                   314,932
                                              ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ............        3,082        154,100
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 8.6%
Bank of America Corp. ........       81,743      4,109,220
CIT Group, Inc. ..............        3,604        144,881
Citigroup, Inc. ..............       90,319      4,215,188
JPMorgan Chase & Co. .........       61,302      2,808,858
                                              ------------
                                                11,278,147
                                              ------------

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.8%
AT&T, Inc. ...................      110,819   $  4,688,752
CenturyTel, Inc. .............        2,028         93,734
Citizens Communications Co. ..        6,278         89,901
Embarq Corp. .................        2,770        154,012
Qwest Communications
  International,
  Inc. (a)....................       27,826        254,886
Verizon Communications,
  Inc. .......................       52,551      2,326,958
                                              ------------
                                                 7,608,243
                                              ------------
ELECTRIC UTILITIES -- 3.5%
American Electric Power Co.,
  Inc. .......................        7,194        331,499
DPL, Inc. ....................        2,045         53,702
Duke Energy Corp. ............       22,864        427,328
Edison International..........        5,513        305,696
Entergy Corp. ................        3,597        389,519
Exelon Corp. .................       12,103        912,082
FirstEnergy Corp. ............        5,545        351,220
FPL Group, Inc. ..............        6,799        413,923
Northeast Utilities...........        2,857         81,624
Pepco Holdings, Inc. .........        3,483         94,320
Pinnacle West Capital Corp. ..        1,800         71,118
PPL Corp. ....................        7,046        326,230
Progress Energy, Inc. ........        4,672        218,883
Reliant Energy, Inc. (a)......        6,161        157,722
The Southern Co. .............       13,771        499,612
                                              ------------
                                                 4,634,478
                                              ------------
ELECTRICAL EQUIPMENT -- 0.9%
Cooper Industries, Ltd. ......        3,636        185,763
Emerson Electric Co. .........       14,345        763,441
Hubbell, Inc. (Class B).......        1,058         60,433
Rockwell Automation, Inc. ....        2,400        166,824
                                              ------------
                                                 1,176,461
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Avnet, Inc. (a)...............        2,712        108,100
Ingram Micro, Inc. (Class A)
  (a).........................        2,634         51,653
Molex, Inc. ..................        2,400         64,632
Solectron Corp. (a)...........       15,900         62,010
                                              ------------
                                                   286,395
                                              ------------
FOOD & STAPLES RETAILING -- 0.6%
Safeway, Inc. ................        8,090        267,860
SUPERVALU, Inc. ..............        3,820        149,018
The Kroger Co. ...............       12,001        342,269
                                              ------------
                                                   759,147
                                              ------------
FOOD PRODUCTS -- 2.1%
Campbell Soup Co. ............        4,460        165,020
ConAgra Foods, Inc. ..........        8,819        230,440
General Mills, Inc. ..........        5,841        338,836
H.J. Heinz Co. ...............        5,680        262,416
Hormel Foods Corp. ...........        1,374         49,162
Kellogg Co. ..................        4,571        255,976
Kraft Foods, Inc. ............       28,558        985,537
McCormick & Co., Inc. ........        2,125         76,436
Sara Lee Corp. ...............       13,397        223,596
Smithfield Foods, Inc. (a)....        2,276         71,694
Tyson Foods, Inc. (Class A)...        4,996         89,179
                                              ------------
                                                 2,748,292
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0% (b)
Hillenbrand Industries,
  Inc. .......................        1,057         58,156
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
CIGNA Corp. ..................        5,247        279,613
Laboratory Corp. of America
  Holdings (a)................        2,100        164,283
                                              ------------
                                                   443,896
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Carnival Corp. ...............        7,745        375,091
Icahn Enterprises LP..........           92         10,727
McDonald's Corp. .............       21,760      1,185,267
Royal Caribbean Cruises,
  Ltd. .......................        2,432         94,921
                                              ------------
                                                 1,666,006
                                              ------------
HOUSEHOLD DURABLES -- 0.7%
Black & Decker Corp. .........        1,250        104,125
Centex Corp. .................        2,100         55,797
Fortune Brands, Inc. .........        2,700        220,023
KB HOME.......................        1,391         34,858
Leggett & Platt, Inc. ........        3,305         63,324
Mohawk Industries, Inc. (a)...        1,034         84,064
Newell Rubbermaid, Inc. ......        5,074        146,233
NVR, Inc. (a).................           94         44,203
The Stanley Works.............        1,475         82,792
Whirlpool Corp. ..............        1,491        132,848
                                              ------------
                                                   968,267
                                              ------------
HOUSEHOLD PRODUCTS -- 0.4%
Kimberly-Clark Corp. .........        7,674        539,175
                                              ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
TXU Corp. ....................        8,370        573,094
                                              ------------
INDUSTRIAL CONGLOMERATES -- 6.4%
General Electric Co. .........      186,814      7,734,099
Textron, Inc. ................        4,532        281,936
Tyco International Ltd........        9,061        401,765
                                              ------------
                                                 8,417,800
                                              ------------
INSURANCE -- 7.2%
ACE, Ltd. ....................        5,993        362,996
AMBAC Financial Group, Inc. ..        1,923        120,976
American International Group,
  Inc. .......................       40,821      2,761,541
AON Corp. ....................        4,604        206,305
Arthur J. Gallagher & Co. ....        1,789         51,827
Chubb Corp. ..................        7,052        378,269
Cincinnati Financial Corp. ...        2,960        128,198
CNA Financial Corp. ..........          473         18,598
Everest Re Group, Ltd. .......        1,167        128,650
Fidelity National Financial,
  Inc. .......................        3,897         68,120
First American Corp. .........        1,500         54,930
Genworth Financial, Inc.
  (Class A)...................        8,159        250,726
Hartford Financial Services
  Group, Inc. ................        5,716        529,016
Lincoln National Corp. .......        4,881        322,000
Loews Corp. ..................        8,167        394,874
Markel Corp. (a)..............          200         96,800
Marsh & McLennan Cos., Inc. ..       10,052        256,326
MBIA, Inc. ...................        2,240        136,752
MetLife, Inc. ................        8,204        572,065
Nationwide Financial Services,
  Inc. (Class A)..............          965         51,936
Old Republic International
  Corp. ......................        3,865         72,430
PartnerRe, Ltd. ..............        1,000         78,990
Principal Financial Group,
  Inc. .......................        4,800        302,832

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
Protective Life Corp. ........        1,122   $     47,618
RenaissanceRe Holdings,
  Ltd. .......................        1,200         78,492
SAFECO Corp. .................        1,940        118,767
The Allstate Corp. ...........       10,558        603,812
The Travelers Cos., Inc. .....       11,831        595,573
Torchmark Corp. ..............        1,613        100,522
Transatlantic Holdings,
  Inc. .......................          498         35,024
Unitrin, Inc. ................          751         37,242
Unum Group....................        6,304        154,259
White Mountains Insurance
  Group, Ltd. ................          143         74,324
XL Capital, Ltd. (Class A)....        3,235        256,212
                                              ------------
                                                 9,447,002
                                              ------------
IT SERVICES -- 0.3%
Computer Sciences Corp. (a)...        3,098        173,178
Electronic Data Systems
  Corp. ......................        9,364        204,510
                                              ------------
                                                   377,688
                                              ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Eastman Kodak Co. ............        5,230        139,955
Hasbro, Inc. .................        2,581         71,958
Mattel, Inc. .................        7,156        167,880
                                              ------------
                                                   379,793
                                              ------------
MACHINERY -- 1.4%
Deere & Co. ..................        4,113        610,451
Dover Corp. ..................        3,710        189,025
Eaton Corp. ..................        2,662        263,645
Ingersoll-Rand Co., Ltd.
  (Class A)...................        5,158        280,956
Pall Corp. ...................        2,100         81,690
Parker-Hannifin Corp. ........        2,131        238,310
Pentair, Inc. ................        1,912         63,440
SPX Corp. ....................          988         91,449
                                              ------------
                                                 1,818,966
                                              ------------
MEDIA -- 0.6%
CBS Corp. ....................       10,945        344,767
Gannett Co., Inc. ............        4,230        184,851
Idearc, Inc. .................        2,742         86,291
The Interpublic Group of Cos.,
  Inc. (a)....................        8,416         87,358
The New York Times Co. (Class
  A)..........................        2,755         54,439
Tribune Co. ..................        1,358         37,101
                                              ------------
                                                   794,807
                                              ------------
METALS & MINING -- 0.8%
Alcoa, Inc. ..................       15,911        622,438
Southern Copper Corp. ........        1,371        169,771
United States Steel Corp. ....        2,132        225,864
                                              ------------
                                                 1,018,073
                                              ------------
MULTI-UTILITIES -- 1.9%
Alliant Energy Corp. .........        2,136         81,852
Ameren Corp. .................        3,822        200,655
CenterPoint Energy, Inc. .....        5,159         82,699
Consolidated Edison, Inc. ....        4,944        228,907
Dominion Resources, Inc. .....        5,303        447,043
DTE Energy Co. ...............        3,082        149,292
Energy East Corp. ............        2,827         76,470
Integrys Energy Group, Inc. ..        1,406         72,029
MDU Resources Group, Inc. ....        3,126         87,028
NiSource, Inc. ...............        4,973         95,183
NSTAR.........................        1,911         66,522
PG&E Corp. ...................        6,300        301,140
SCANA Corp. ..................        1,902         73,683
Sempra Energy.................        4,224        245,499
TECO Energy, Inc. ............        3,711         60,972
Wisconsin Energy Corp. .......        2,118         95,374
Xcel Energy, Inc. ............        7,393        159,245
                                              ------------
                                                 2,523,593
                                              ------------
MULTILINE RETAIL -- 0.1%
Sears Holdings Corp. (a)......        1,433        182,278
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 14.0%
Chevron Corp. ................       38,650      3,616,867
ConocoPhillips................       27,586      2,421,223
El Paso Corp. ................       12,977        220,220
Enbridge Energy Partners LP...          938         45,803
Energy Transfer Partners LP...        1,290         63,016
Enterprise Products Partners
  LP..........................        5,006        151,431
Exxon Mobil Corp. ............      100,713      9,321,995
Hess Corp. ...................        5,225        347,619
Marathon Oil Corp. ...........       12,598        718,338
Occidental Petroleum Corp. ...       15,110        968,249
ONEOK Partners LP.............          862         51,255
Plains All American Pipeline
  LP..........................        1,694         92,306
Spectra Energy Corp. .........       11,433        279,880
Teekay Corp. .................          700         41,167
Tesoro Corp. .................        2,535        116,661
                                              ------------
                                                18,456,030
                                              ------------
PAPER & FOREST PRODUCTS -- 0.5%
International Paper Co. ......        7,942        284,880
MeadWestvaco Corp. ...........        3,281         96,888
Weyerhaeuser Co. .............        3,931        284,211
                                              ------------
                                                   665,979
                                              ------------
PHARMACEUTICALS -- 10.0%
Abbott Laboratories...........       27,892      1,495,569
Bristol-Myers Squibb Co. .....       35,630      1,026,857
Eli Lilly & Co. ..............       17,502        996,389
Johnson & Johnson.............       52,700      3,462,390
King Pharmaceuticals, Inc.
  (a).........................        4,262         49,951
Merck & Co., Inc. ............       39,448      2,039,067
Pfizer, Inc. .................      125,575      3,067,797
Wyeth.........................       24,100      1,073,655
                                              ------------
                                                13,211,675
                                              ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
AMB Property Corp. ...........        1,774        106,103
Annaly Capital Management,
  Inc. .......................        5,700         90,801
Apartment Investment &
  Management Co. (Class A)....        1,801         81,279
Archstone-Smith Trust.........        4,078        245,251
Avalonbay Communities, Inc. ..        1,468        173,312
Boston Properties, Inc. ......        2,100        218,190
Developers Diversified Realty
  Corp. ......................        2,274        127,048
Duke Realty Corp. ............        2,435         82,327
Equity Residential............        5,002        211,885
Federal Realty Investment
  Trust.......................        1,080         95,688
HCP, Inc. ....................        3,738        123,989
Hospitality Properties Trust..        1,701         69,146
Host Hotels & Resorts, Inc. ..        9,582        215,020
iStar Financial, Inc. ........        2,357         80,114
Kimco Realty Corp. ...........        4,023        181,880
Liberty Property Trust........        1,685         67,754
Mack-Cali Realty Corp. .......        1,256         51,622

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
Plum Creek Timber Co., Inc. ..        3,300   $    147,708
ProLogis......................        4,600        305,210
Regency Centers Corp. ........        1,283         98,470
SL Green Realty Corp. ........        1,100        128,447
The Macerich Co. .............        1,279        112,015
UDR, Inc. ....................        2,428         59,049
Vornado Realty Trust..........        2,574        281,467
Weingarten Realty Investors...        1,398         57,961
                                              ------------
                                                 3,411,736
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Forest City Enterprises,
  Inc. .......................        1,289         71,101
                                              ------------
ROAD & RAIL -- 1.0%
Burlington Northern Santa Fe
  Corp. ......................        5,818        472,247
CSX Corp. ....................        7,989        341,370
Union Pacific Corp. ..........        4,829        545,967
                                              ------------
                                                 1,359,584
                                              ------------
SOFTWARE -- 0.1%
Cadence Design Systems, Inc.
  (a).........................        5,029        111,594
                                              ------------
SPECIALTY RETAIL -- 0.2%
Limited Brands, Inc. .........        5,503        125,964
RadioShack Corp. .............        2,400         49,584
The Sherwin-Williams Co. .....        2,029        133,325
TravelCenters of America LLC
  (a).........................          150          4,890
                                              ------------
                                                   313,763
                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
V. F. Corp. ..................        1,590        128,393
                                              ------------
THRIFTS & MORTGAGE FINANCE -- 2.0%
Fannie Mae....................       17,546      1,066,972
Freddie Mac...................       12,092        713,549
MGIC Investment Corp. ........        1,461         47,205
New York Community Bancorp,
  Inc. .......................        5,137         97,860
People's United Financial,
  Inc. .......................        2,233         38,586
Sovereign Bancorp, Inc. ......        6,006        102,342
TFS Financial Corp. (a).......        1,778         23,007
Washington Mutual, Inc. ......       15,608        551,119
                                              ------------
                                                 2,640,640
                                              ------------
TOBACCO -- 2.4%
Altria Group, Inc. ...........       38,045      2,645,269
Loews Corp.-Carolina Group....        1,979        162,733
Reynolds American, Inc. ......        3,146        200,054
UST, Inc. ....................        2,964        147,015
                                              ------------
                                                 3,155,071
                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
  W.W. Grainger, Inc. ........        1,397        127,392
                                              ------------
WIRELESS TELECOMMUNICATION
  SERVICES -- 0.3%
ALLTEL Corp. .................        6,236        434,524
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $115,324,984).........                 131,404,427
                                              ------------
SHORT TERM INVESTMENT -- 0.9%
MONEY MARKET FUND -- 0.9%
STIC Prime Portfolio
  (Cost $1,188,241)...........    1,188,241      1,188,241
                                              ------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $116,513,225).........                 132,592,668
OTHER ASSETS AND
  LIABILITIES -- (0.6)%.......                    (823,185)
                                              ------------
NET ASSETS -- 100.0%..........                $131,769,483
                                              ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt

SPDR(R) DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 0.7%
Alliant Techsystems, Inc. (a)...       500   $    54,650
BE Aerospace, Inc. (a)..........     1,376        57,145
Spirit Aerosystems Holdings,
  Inc. (a)......................     1,520        59,189
                                             -----------
                                                 170,984
                                             -----------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc. ............     1,200        27,576
                                             -----------
AIRLINES -- 1.4%
AMR Corp. (a)...................     3,437        76,611
Continental Airlines, Inc.
  (Class B) (a).................     1,398        46,176
Delta Air Lines, Inc. (a).......     3,533        63,417
Northwest Airlines Corp. (a)....     2,916        51,905
UAL Corp. (a)...................     1,722        80,125
US Airways Group, Inc. (a)......     1,257        32,996
                                             -----------
                                                 351,230
                                             -----------
AUTO COMPONENTS -- 1.1%
BorgWarner, Inc. ...............       864        79,082
Gentex Corp. ...................     2,080        44,595
The Goodyear Tire & Rubber Co.
  (a)...........................     3,136        95,366
TRW Automotive Holdings Corp.
  (a)...........................       756        23,950
WABCO Holdings, Inc. ...........       844        39,457
                                             -----------
                                                 282,450
                                             -----------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. ..........       566        25,464
                                             -----------
BEVERAGES -- 0.7%
Constellation Brands, Inc.
  (Class A) (a).................     2,864        69,338
Hansen Natural Corp. (a)........     1,075        60,931
PepsiAmericas, Inc. ............       939        30,461
                                             -----------
                                                 160,730
                                             -----------
BIOTECHNOLOGY -- 1.1%
Cephalon, Inc. (a)..............       996        72,768
ImClone Systems, Inc. (a).......       867        35,842
Millennium Pharmaceuticals, Inc.
  (a)...........................     4,729        47,999
PDL BioPharma, Inc. (a).........     1,735        37,493
Vertex Pharmaceuticals, Inc.
  (a)...........................     1,949        74,861
                                             -----------
                                                 268,963
                                             -----------
BUILDING PRODUCTS -- 0.4%
Lennox International, Inc. .....       929        31,400
Owens Corning, Inc. (a).........     1,276        31,964
USG Corp. (a)...................     1,079        40,516
                                             -----------
                                                 103,880
                                             -----------
CAPITAL MARKETS -- 2.3%
Affiliated Managers Group, Inc.
  (a)...........................       434        55,339
Eaton Vance Corp. ..............     1,860        74,326
Federated Investors, Inc. ......     1,439        57,128
Janus Capital Group, Inc. ......     2,612        73,867
Jefferies Group, Inc. ..........     1,559        43,387
MF Global, Ltd. (a).............     1,414        41,006
Nuveen Investments, Inc. .......     1,179        73,027
Raymond James Financial, Inc. ..     1,390        45,662
SEI Investments Co. ............     2,113        57,643
The Blackstone Group LP (a).....     2,171        54,449
                                             -----------
                                                 575,834
                                             -----------
CHEMICALS -- 3.7%
Airgas, Inc. ...................     1,051        54,263
Albemarle Corp. ................     1,141        50,432
Ashland, Inc. ..................       812        48,890
Cabot Corp. ....................       907        32,226
Celanese Corp. .................     2,223        86,653
CF Industries Holdings, Inc. ...       739        56,097
Cytec Industries, Inc. .........       618        42,265
Eastman Chemical Co. ...........     1,253        83,613
FMC Corp. ......................     1,078        56,078
Hercules, Inc. .................     1,685        35,419
Huntsman Corp. .................     1,313        34,781
International Flavors &
  Fragrances, Inc. .............     1,232        65,123
Lubrizol Corp. .................     1,034        67,272
Nalco Holding Co. ..............     2,155        63,896
Rockwood Holdings, Inc. (a).....       535        19,169
RPM International, Inc. ........     1,807        43,278
The Scotts Miracle-Gro Co.
  (Class A).....................       612        26,163
Valhi, Inc. ....................       168         3,990
Valspar Corp. ..................     1,371        37,305
                                             -----------
                                                 906,913
                                             -----------
COMMERCIAL BANKS -- 2.3%
Associated Bancorp..............     1,727        51,171
Bank of Hawaii Corp. ...........       720        38,052
BOK Financial Corp. ............       322        16,554
City National Corp. ............       582        40,455
Commerce Bancshares, Inc. ......     1,005        46,119
Cullen/Frost Bankers, Inc. .....       868        43,504
First Horizon National Corp. ...     1,821        48,548
Fulton Financial Corp. .........     2,516        36,180
PNC Financial Services Group,
  Inc. .........................         1            68
Popular, Inc. ..................     3,818        46,885
TCF Financial Corp. ............     1,793        46,941
The Colonial BancGroup, Inc. ...     2,304        49,813
Valley National Bancorp.........     1,756        38,948
Webster Financial Corp. ........       815        34,328
Wilmington Trust Corp. .........       990        38,511
                                             -----------
                                                 576,077
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.8%
Allied Waste Industries, Inc.
  (a)...........................     4,218        53,780
ChoicePoint, Inc. (a)...........     1,110        42,091
Cintas Corp. ...................     2,039        75,647
Copart, Inc. (a)................       972        33,427
Corrections Corp. of America
  (a)...........................     1,770        46,321
Covanta Holding Corp. (a).......     1,553        38,064
Dun & Bradstreet Corp. .........       862        85,002
IHS, Inc. (a)...................       445        25,138
Monster Worldwide, Inc. (a).....     1,770        60,286
Robert Half International,
  Inc. .........................     2,442        72,918
Steelcase, Inc. (Class A).......       900        16,182
Stericycle, Inc. (a)............     1,316        75,223
The Brink's Co. ................       606        33,863
The Corporate Executive Board
  Co. ..........................       555        41,203
                                             -----------
                                                 699,145
                                             -----------
COMMUNICATIONS EQUIPMENT -- 1.3%
CIENA Corp. (a).................     1,267        48,247
CommScope, Inc. (a).............       904        45,417
F5 Networks, Inc. (a)...........     1,255        46,674
Foundry Networks, Inc. (a)......     1,925        34,207
JDS Uniphase Corp. (a)..........     3,061        45,793

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Polycom, Inc. (a)...............     1,329   $    35,697
Riverbed Technology, Inc. (a)...       378        15,267
Tellabs, Inc. (a)...............     5,984        56,968
                                             -----------
                                                 328,270
                                             -----------
COMPUTERS & PERIPHERALS -- 1.0%
Brocade Communications Systems,
  Inc. (a)......................     5,809        49,725
Diebold, Inc. ..................       952        43,240
Lexmark International, Inc.
  (a)...........................     1,413        58,682
Western Digital Corp. (a).......     3,249        82,264
                                             -----------
                                                 233,911
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.5%
Aecom Technology Corp. (a)......       638        22,285
Granite Construction, Inc. .....       499        26,457
KBR, Inc. (a)...................     2,497        96,809
Quanta Services, Inc. (a).......     2,534        67,024
The Shaw Group, Inc. (a)........     1,128        65,537
URS Corp. (a)...................       789        44,539
Washington Group International,
  Inc. (a)......................       430        37,758
                                             -----------
                                                 360,409
                                             -----------
CONSTRUCTION MATERIALS -- 0.5%
Florida Rock Industries, Inc. ..       802        50,117
Martin Marietta Materials,
  Inc. .........................       618        82,534
                                             -----------
                                                 132,651
                                             -----------
CONSUMER FINANCE -- 0.2%
The First Marblehead Corp. .....       886        33,606
The Student Loan Corp. .........        58        10,459
                                             -----------
                                                  44,065
                                             -----------
CONTAINERS & PACKAGING -- 2.3%
Aptargroup, Inc. ...............       928        35,143
Ball Corp. .....................     1,521        81,754
Bemis Co., Inc. ................     1,526        44,422
Crown Holdings, Inc. (a)........     2,436        55,443
Greif, Inc. (Class A)...........       440        26,699
Owens-Illinois, Inc. (a)........     2,147        88,993
Packaging Corp. of America......     1,379        40,088
Pactiv Corp. (a)................     1,948        55,830
Sealed Air Corp. ...............     2,374        60,679
Smurfit-Stone Container Corp.
  (a)...........................     3,679        42,971
Sonoco Products Co. ............     1,503        45,361
                                             -----------
                                                 577,383
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Career Education Corp. (a)......     1,373        38,430
DeVry, Inc. ....................       912        33,753
ITT Educational Services, Inc.
  (a)...........................       606        73,744
Service Corp. International.....     4,283        55,251
Sotheby's Holdings, Inc. .......       964        46,069
Strayer Education, Inc. ........       217        36,593
Weight Watchers International,
  Inc. .........................       526        30,277
                                             -----------
                                                 314,117
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
International Securities
  Exchange Holdings, Inc. ......       552        36,691
The Nasdaq Stock Market, Inc.
  (a)...........................     1,410        53,129
                                             -----------
                                                  89,820
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
CenturyTel, Inc. ...............     1,612        74,507
Citizens Communications Co. ....     4,979        71,299
Time Warner Telecom, Inc.
  (Class A) (a).................     2,161        47,477
                                             -----------
                                                 193,283
                                             -----------
ELECTRIC UTILITIES -- 1.3%
DPL, Inc. ......................     1,638        43,014
Great Plains Energy, Inc. ......     1,241        35,753
Northeast Utilities.............     2,287        65,340
Pepco Holdings, Inc. ...........     2,837        76,826
Pinnacle West Capital Corp. ....     1,477        58,356
Sierra Pacific Resources........     3,202        50,367
                                             -----------
                                                 329,656
                                             -----------
ELECTRICAL EQUIPMENT -- 1.5%
Acuity Brands, Inc. ............       631        31,853
AMETEK, Inc. ...................     1,579        68,244
General Cable Corp. (a).........       781        52,421
Hubbell, Inc. (Class B).........       815        46,553
Roper Industries, Inc. .........     1,315        86,133
Sunpower Corp. (Class A) (a)....       543        44,971
Thomas & Betts Corp. (a)........       849        49,785
                                             -----------
                                                 379,960
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
Anixter International, Inc.
  (a)...........................       475        39,164
Arrow Electronics, Inc. (a).....     1,845        78,449
AVX Corp. ......................       755        12,156
Dolby Laboratories, Inc. (a)....       633        22,041
FLIR Systems, Inc. (a)..........       988        54,725
Ingram Micro, Inc. (Class A)
  (a)...........................     2,227        43,671
Itron, Inc. (a).................       446        41,509
Jabil Circuit, Inc. ............     2,688        61,394
Mettler Toledo International,
  Inc. (a)......................       551        56,202
Molex, Inc. ....................     2,086        56,176
National Instruments Corp. .....       869        29,833
Solectron Corp. (a).............    13,613        53,091
Tektronix, Inc. ................     1,169        32,428
Trimble Navigation, Ltd. (a)....     1,790        70,186
Vishay Intertechnology, Inc.
  (a)...........................     2,445        31,858
                                             -----------
                                                 682,883
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 3.0%
Dresser-Rand Group, Inc. (a)....     1,277        54,541
Exterran Holdings, Inc. (a).....       982        78,894
FMC Technologies, Inc. (a)......     1,934       111,514
Global Industries, Ltd. (a).....     1,303        33,565
Helmerich & Payne, Inc. ........     1,386        45,502
Hercules Offshore, Inc. (a).....     1,316        34,361
Oceaneering International, Inc.
  (a)...........................       812        61,550
Patterson-UTI Energy, Inc. .....     2,271        51,256
Pride International, Inc. (a)...     2,436        89,036
Rowan Cos., Inc. ...............     1,627        59,516
Superior Energy Services, Inc.
  (a)...........................     1,169        41,429
Tidewater, Inc. ................       833        52,346
Unit Corp. (a)..................       689        33,348
                                             -----------
                                                 746,858
                                             -----------
FOOD & STAPLES RETAILING -- 0.1%
Rite Aid Corp. (a)..............     8,035        37,122
                                             -----------

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
FOOD PRODUCTS -- 1.4%
Corn Products International,
  Inc. .........................     1,073   $    49,219
Dean Foods Co. .................     1,930        49,369
Hormel Foods Corp. .............     1,077        38,535
McCormick & Co., Inc. ..........     1,735        62,408
Pilgrim's Pride Corp. ..........       614        21,324
Seaboard Corp. .................         5         9,800
Smithfield Foods, Inc. (a)......     1,870        58,905
The J.M. Smucker Co. ...........       855        45,674
                                             -----------
                                                 335,234
                                             -----------
GAS UTILITIES -- 1.4%
AGL Resources, Inc. ............     1,130        44,771
Atmos Energy Corp. .............     1,284        36,363
Energen Corp. ..................       945        53,978
National Fuel Gas Co. ..........     1,019        47,699
ONEOK, Inc. ....................     1,446        68,540
Southern Union Co. .............     1,459        45,390
UGI Corp. ......................     1,523        39,568
                                             -----------
                                                 336,309
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
Bausch & Lomb, Inc. ............       788        50,432
Beckman Coulter, Inc. ..........       933        68,818
Cytyc Corp. (a).................     1,738        82,816
Dentsply International, Inc. ...     2,118        88,194
Edwards Lifesciences Corp. (a)..       848        41,815
Gen-Probe, Inc. (a).............       755        50,268
Hillenbrand Industries, Inc. ...       860        47,317
Hologic, Inc. (a)...............       804        49,044
IDEXX Laboratories, Inc. (a)....       451        49,425
Immucor, Inc. (a)...............     1,025        36,644
Kinetic Concepts, Inc. (a)......       766        43,110
Kyphon, Inc. (a)................       678        47,460
ResMed, Inc. (a)................     1,105        47,371
Respironics, Inc. (a)...........     1,058        50,816
The Cooper Cos., Inc. ..........       663        34,754
Varian Medical Systems, Inc.
  (a)...........................     1,876        78,586
                                             -----------
                                                 866,870
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.0%
Brookdale Senior Living, Inc. ..       743        29,579
Community Health Systems, Inc.
  (a)...........................     1,387        43,607
DaVita, Inc. (a)................     1,567        99,003
Henry Schein, Inc. (a)..........     1,315        80,005
Lincare Holdings, Inc. (a)......     1,271        46,582
Manor Care, Inc. ...............     1,085        69,874
Omnicare, Inc. .................     1,810        59,965
Patterson Cos., Inc. (a)........     1,903        73,475
Pediatrix Medical Group, Inc.
  (a)...........................       724        47,364
Sierra Health Services, Inc.
  (a)...........................       759        32,022
Universal Health Services, Inc.
  (Class B).....................       736        40,053
VCA Antech, Inc. (a)............     1,208        50,434
WellCare Health Plans, Inc.
  (a)...........................       532        56,089
                                             -----------
                                                 728,052
                                             -----------
HEALTH CARE TECHNOLOGY -- 0.7%
Cerner Corp. (a)................       942        56,341
HLTH Corp. (a)..................     2,702        38,287
IMS Health, Inc. ...............     2,914        89,285
                                             -----------
                                                 183,913
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 2.4%
Boyd Gaming Corp. ..............       826        35,394
Brinker International, Inc. ....     1,566        42,971
Burger King Holdings, Inc. .....       782        19,933
Chipotle Mexican Grill, Inc.
  (a)...........................       484        57,175
Choice Hotels International,
  Inc. .........................       522        19,664
Darden Restaurants, Inc. .......     1,931        80,832
International Speedway Corp.
  (Class A).....................       504        23,113
Orient-Express Hotels, Ltd.
  (Class A).....................       577        29,583
Penn National Gaming, Inc. (a)..     1,107        65,335
Scientific Games Corp. (Class A)
  (a)...........................     1,004        37,750
Station Casinos, Inc. ..........       615        53,800
Wendy's International, Inc. ....     1,264        44,126
Wyndham Worldwide Corp. ........     2,660        87,142
                                             -----------
                                                 596,818
                                             -----------
HOUSEHOLD DURABLES -- 2.0%
Centex Corp. ...................     1,741        46,258
D.R. Horton, Inc. ..............     4,070        52,137
KB HOME.........................     1,123        28,142
Leggett & Platt, Inc. ..........     2,584        49,510
Lennar Corp. (Class A)..........     2,046        46,342
NVR, Inc. (a)...................        73        34,328
Pulte Homes, Inc. ..............     3,138        42,708
Snap-on, Inc. ..................       859        42,555
Tempur-Pedic International,
  Inc. .........................     1,111        39,718
The Stanley Works...............     1,234        69,264
Toll Brothers, Inc. (a).........     1,949        38,961
                                             -----------
                                                 489,923
                                             -----------
HOUSEHOLD PRODUCTS -- 0.6%
Church & Dwight Co., Inc. ......       952        44,782
Energizer Holdings, Inc. (a)....       848        94,001
                                             -----------
                                                 138,783
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. ............       929        45,149
Teleflex, Inc. .................       565        44,025
                                             -----------
                                                  89,174
                                             -----------
INSURANCE -- 4.9%
Alleghany Corp. (a).............        76        30,856
Allied World Assurance Holdings,
  Ltd. .........................       496        25,747
American Financial Group,
  Inc. .........................     1,023        29,176
American National Insurance
  Co. ..........................       226        29,730
Arch Capital Group, Ltd. (a)....       704        52,385
Arthur J. Gallagher & Co. ......     1,424        41,253
Axis Capital Holdings, Ltd. ....     2,093        81,439
Brown & Brown, Inc. ............     1,645        43,264
Endurance Specialty Holdings,
  Ltd. .........................       857        35,608
Erie Indemnity Co. (Class A)....       715        43,708
Fidelity National Financial,
  Inc. .........................     3,233        56,513
First American Corp. ...........     1,233        45,152
HCC Insurance Holdings, Inc. ...     1,655        47,399
Markel Corp. (a)................       148        71,632
Mercury General Corp. ..........       383        20,655
Odyssey Re Holdings Corp. ......       397        14,733
Old Republic International
  Corp. ........................     3,443        64,522
PartnerRe, Ltd. ................       845        66,747
Philadelphia Consolidated
  Holding Co. (a)...............       859        35,511
Protective Life Corp. ..........     1,037        44,010
Reinsurance Group America,
  Inc. .........................       419        23,753
RenaissanceRe Holdings, Ltd. ...       999        65,345

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
StanCorp Financial Group,
  Inc. .........................       776   $    38,420
Transatlantic Holdings, Inc. ...       383        26,936
Unitrin, Inc. ..................       710        35,209
Wesco Financial Corp. ..........        20         7,960
White Mountains Insurance Group,
  Ltd. .........................       118        61,330
WR Berkley Corp. ...............     2,438        72,238
                                             -----------
                                               1,211,231
                                             -----------
INTERNET & CATALOG RETAIL -- 0.2%
Priceline.com, Inc. (a).........       510        45,262
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.5%
Akamai Technologies, Inc. (a)...     2,446        70,274
Equinix, Inc. (a)...............       457        40,531
WebMD Health Corp. (Class A)
  (a)...........................       117         6,096
                                             -----------
                                                 116,901
                                             -----------
IT SERVICES -- 2.6%
Affiliated Computer Services,
  Inc. (a)......................     1,383        69,482
Broadridge Financial Solutions,
  Inc. .........................     2,057        38,980
Ceridian Corp. (a)..............     2,111        73,336
Checkfree Corp. (a).............     1,057        49,193
Convergys Corp. (a).............     1,983        34,425
DST Systems, Inc. (a)...........       745        63,928
Gartner, Inc. (a)...............     1,047        25,610
Genpact, Ltd. (a)...............       512         8,678
Global Payments, Inc. ..........     1,207        53,374
Hewitt Associates, Inc. (Class
  A) (a)........................     1,465        51,348
Iron Mountain, Inc. (a).........     2,713        82,692
Total System Services, Inc. ....       560        15,557
Unisys Corp. (a)................     5,127        33,941
VeriFone Holdings, Inc. (a).....       958        42,468
                                             -----------
                                                 643,012
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Brunswick Corp. ................     1,341        30,655
Hasbro, Inc. ...................     2,130        59,385
                                             -----------
                                                  90,040
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 2.4%
Applera Corp. -- Applied
  Biosystems Group..............     2,730        94,567
Bio-Rad Laboratories, Inc.
  (Class A) (a).................       281        25,431
Charles River Laboratories
  International,
  Inc. (a)......................     1,011        56,768
Covance, Inc. (a)...............       950        74,005
Illumina, Inc. (a)..............       798        41,400
Invitrogen Corp. (a)............       682        55,740
Millipore Corp. (a).............       805        61,019
PerkinElmer, Inc. ..............     1,762        51,468
Pharmaceutical Product
  Development, Inc. ............     1,558        55,216
Techne Corp. (a)................       556        35,072
Ventana Medical Systems, Inc.
  (a)...........................       519        44,587
                                             -----------
                                                 595,273
                                             -----------
MACHINERY -- 4.1%
AGCO Corp. (a)..................     1,365        69,301
Bucyrus International, Inc.
  (Class A).....................       547        39,893
Crane Co. ......................       767        36,793
Donaldson Co., Inc. ............     1,009        42,136
Flowserve Corp. ................       851        64,829
Graco, Inc. ....................       976        38,171
Harsco Corp. ...................     1,252        74,206
IDEX Corp. .....................     1,165        42,394
Joy Global, Inc. ...............     1,630        82,902
Kennametal, Inc. ...............       560        47,029
Lincoln Electric Holdings,
  Inc. .........................       588        45,635
Oshkosh Truck Corp. ............     1,092        67,671
Pall Corp. .....................     1,799        69,981
Pentair, Inc. ..................     1,447        48,012
SPX Corp. ......................       825        76,362
The Manitowoc Co., Inc. ........     1,869        82,759
The Timken Co. .................     1,122        41,682
Trinity Industries, Inc. .......     1,157        43,434
                                             -----------
                                               1,013,190
                                             -----------
MEDIA -- 2.8%
Dow Jones & Co., Inc. ..........       911        54,387
DreamWorks Animation SKG, Inc.
  (Class A) (a).................     1,093        36,528
Gemstar-TV Guide International,
  Inc. (a)......................     3,708        25,808
Idearc, Inc. ...................     2,133        67,125
Interactive Data Corp. .........       529        14,918
John Wiley & Sons, Inc. (Class
  A)............................       730        32,799
Lamar Advertising Co. ..........     1,055        51,663
Meredith Corp. .................       560        32,088
Morningstar, Inc. (a)...........       157         9,640
R.H. Donnelley Corp. (a)........     1,035        57,981
Regal Entertainment Group.......     1,119        24,562
Sirius Satellite Radio, Inc.
  (a)...........................    19,738        68,885
The Interpublic Group of Cos.,
  Inc. (a)......................     6,899        71,611
The New York Times Co. (Class
  A)............................     2,084        41,180
Tribune Co. ....................     1,165        31,828
XM Satellite Radio Holdings,
  Inc.
  (Class A) (a).................     4,510        63,907
                                             -----------
                                                 684,910
                                             -----------
METALS & MINING -- 1.8%
AK Steel Holding Corp. (a)......     1,639        72,034
Carpenter Technology Corp. .....       390        50,704
Cleveland-Cliffs, Inc. .........       616        54,190
Commercial Metals Co. ..........     1,768        55,957
Meridian Gold, Inc. (a).........     1,462        48,392
Reliance Steel & Aluminum Co. ..       897        50,716
Steel Dynamics, Inc. ...........     1,369        63,932
Titanium Metals Corp. (a).......     1,305        43,796
                                             -----------
                                                 439,721
                                             -----------
MULTI-UTILITIES -- 3.2%
Alliant Energy Corp. ...........     1,654        63,381
CenterPoint Energy, Inc. .......     4,165        66,765
CMS Energy Corp. ...............     3,349        56,330
Energy East Corp. ..............     2,359        63,811
Integrys Energy Group, Inc. ....     1,129        57,839
MDU Resources Group, Inc. ......     2,509        69,850
NiSource, Inc. .................     4,080        78,091
NSTAR...........................     1,478        51,449
OGE Energy Corp. ...............     1,327        43,924
Puget Energy, Inc. .............     1,727        42,260
SCANA Corp. ....................     1,569        60,783
TECO Energy, Inc. ..............     3,020        49,619
Wisconsin Energy Corp. .........     1,722        77,542
                                             -----------
                                                 781,644
                                             -----------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a)..............     1,626        48,520
Dollar Tree Stores, Inc. (a)....     1,456        59,026
Family Dollar Stores, Inc. .....     2,106        55,935
Saks, Inc. .....................     1,887        32,362
                                             -----------
                                                 195,843
                                             -----------

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class
  A) (a)........................     1,022   $    37,293
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 4.6%
Arch Coal, Inc. ................     2,109        71,158
Boardwalk Pipeline Partners LP..       302         9,250
Cabot Oil & Gas Corp. ..........     1,410        49,576
Cheniere Energy Partners LP.....       201         3,704
Cimarex Energy Co. .............     1,198        44,626
CNX Gas Corp. (a)...............       403        11,594
Continental Resources Inc. (a)..       439         7,963
Denbury Resources, Inc. (a).....     1,799        80,397
Enbridge Energy Partners LP.....       732        35,744
Enterprise GP Holdings LP.......       154         5,837
Forest Oil Corp. (a)............     1,161        49,969
Frontier Oil Corp. .............     1,599        66,582
Helix Energy Solutions Group,
  Inc. (a)......................     1,209        51,334
Holly Corp. ....................       680        40,684
Kinder Morgan Management LLC
  (a)...........................       925        43,244
Magellan Midstream Partners LP..       962        38,509
NuStar Energy LP................       531        31,552
ONEOK Partners LP...............       673        40,017
Overseas Shipholding Group,
  Inc. .........................       436        33,498
PetroHawk Energy Corp. (a)......     2,526        41,477
Pioneer Natural Resources Co. ..     1,803        81,099
Plains Exploration & Production
  Co. (a).......................     1,050        46,431
Pogo Producing Co. .............       635        33,725
Quicksilver Resources, Inc.
  (a)...........................       795        37,405
Range Resources Corp. ..........     2,212        89,940
Teekay Shipping Corp. ..........       619        36,403
TEPPCO Partners LP..............     1,059        40,316
Western Refining, Inc. .........       421        17,084
                                             -----------
                                               1,139,118
                                             -----------
PAPER & FOREST PRODUCTS -- 0.6%
Domtar Corp. (a)................     6,910        56,662
MeadWestvaco Corp. .............     2,695        79,583
                                             -----------
                                                 136,245
                                             -----------
PERSONAL PRODUCTS -- 0.3%
Herbalife, Ltd. ................       746        33,913
NBTY, Inc. (a)..................       878        35,647
                                             -----------
                                                  69,560
                                             -----------
PHARMACEUTICALS -- 1.1%
Abraxis BioScience, Inc. (a)....       351         8,013
Endo Pharmaceuticals Holdings,
  Inc. (a)......................     1,985        61,555
King Pharmaceuticals, Inc. (a)..     3,489        40,891
Mylan Laboratories, Inc. .......     3,705        59,132
Sepracor, Inc. (a)..............     1,542        42,405
Warner Chilcott, Ltd. (a).......     1,225        21,768
Watson Pharmaceuticals, Inc.
  (a)...........................     1,484        48,082
                                             -----------
                                                 281,846
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 5.5%
Alexandria Real Estate Equities,
  Inc. .........................       427        41,103
AMB Property Corp. .............     1,455        87,024
Annaly Capital Management,
  Inc. .........................     4,818        76,751
Apartment Investment &
  Management Co. (Class A)......     1,446        65,258
BRE Properties, Inc. (Class A)..       757        42,339
Camden Property Trust...........       842        54,098
CapitalSource, Inc. ............     2,090        42,302
Douglas Emmett, Inc. ...........     1,498        37,046
Duke Realty Corp. ..............     2,039        68,939
Essex Property Trust, Inc. .....       383        45,029
Federal Realty Investment
  Trust.........................       839        74,335
Health Care REIT, Inc. .........     1,199        53,044
Hospitality Properties Trust....     1,402        56,991
iStar Financial, Inc. ..........     1,909        64,887
Liberty Property Trust..........     1,368        55,007
Mack-Cali Realty Corp. .........       980        40,278
Nationwide Health Properties,
  Inc. .........................     1,355        40,826
Rayonier, Inc. .................     1,142        54,862
Realty Income Corp. ............     1,513        42,288
Regency Centers Corp. ..........     1,031        79,129
Taubman Centers, Inc. ..........       794        43,471
UDR, Inc. ......................     1,968        47,862
Ventas, Inc. ...................     1,987        82,262
Weingarten Realty Investors.....     1,162        48,176
                                             -----------
                                               1,343,307
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Jones Lang LaSalle, Inc. .......       557        57,237
The St. Joe Co. ................     1,081        36,333
                                             -----------
                                                  93,570
                                             -----------
ROAD & RAIL -- 0.8%
J.B. Hunt Transport Services,
  Inc. .........................     1,505        39,582
Kansas City Southern (a)........     1,135        36,513
Laidlaw International, Inc. ....     1,150        40,503
Landstar Systems, Inc. .........       825        34,625
Ryder Systems, Inc. ............       881        43,169
                                             -----------
                                                 194,392
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.2%
Atmel Corp. (a).................     6,515        33,617
Cypress Semiconductor Corp.
  (a)...........................     2,278        66,540
Integrated Device Technology,
  Inc. (a)......................     2,849        44,103
International Rectifier Corp.
  (a)...........................     1,038        34,244
Intersil Corp. (Class A)........     2,001        66,894
LSI Logic Corp. (a).............    10,666        79,142
Novellus Systems, Inc. (a)......     1,826        49,777
ON Semiconductor Corp. (a)......     4,386        55,088
Teradyne, Inc. (a)..............     2,753        37,991
Varian Semiconductor Equipment
  Associates, Inc. (a)..........     1,139        60,959
                                             -----------
                                                 528,355
                                             -----------
SOFTWARE -- 3.8%
Activision, Inc. (a)............     4,260        91,974
Ansys, Inc. (a).................     1,155        39,466
BEA Systems, Inc. (a)...........     5,802        80,474
Cadence Design Systems, Inc.
  (a)...........................     4,133        91,711
Compuware Corp. (a).............     4,700        37,694
Factset Research Systems,
  Inc. .........................       648        44,421
Jack Henry & Associates, Inc. ..     1,256        32,480
McAfee, Inc. (a)................     2,372        82,712
MICROS Systems, Inc. (a)........       605        39,367
NAVTEQ Corp. (a)................     1,455       113,446
Novell, Inc. (a)................     5,203        39,751
Nuance Communications, Inc.
  (a)...........................     2,280        44,027
Red Hat, Inc. (a)...............     2,886        57,345
Salesforce.com, Inc. (a)........     1,454        74,619
Synopsys, Inc. (a)..............     2,152        58,276
                                             -----------
                                                 927,763
                                             -----------

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
SPECIALTY RETAIL -- 3.3%
Advance Auto Parts, Inc. .......     1,530   $    51,347
American Eagle Outfitters,
  Inc. .........................     2,808        73,878
AutoNation, Inc. (a)............     2,200        38,984
Barnes & Noble, Inc. ...........       771        27,185
CarMax, Inc. (a)................     3,220        65,463
Chico's FAS, Inc. (a)...........     2,535        35,617
Dick's Sporting Goods, Inc.
  (a)...........................       610        40,961
Foot Locker, Inc. ..............     2,269        34,784
Guess ?, Inc. ..................       809        39,665
J. Crew Group, Inc. (a).........       631        26,187
Mens Wearhouse, Inc. ...........       726        36,678
O'Reilly Automotive, Inc. (a)...     1,697        56,697
OfficeMax, Inc. ................     1,080        37,012
PetSmart, Inc. .................     2,021        64,470
RadioShack Corp. ...............     2,067        42,704
Ross Stores, Inc. ..............     2,013        51,613
Urban Outfitters, Inc. (a)......     1,703        37,125
Williams-Sonoma, Inc. ..........     1,315        42,895
                                             -----------
                                                 803,265
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
CROCS, Inc. (a).................     1,128        75,858
Hanesbrands, Inc. (a)...........     1,392        39,060
Liz Claiborne, Inc. ............     1,508        51,770
Phillips-Van Heusen Corp. ......       801        42,036
Under Armour, Inc. (Class A)
  (a)...........................       439        26,261
                                             -----------
                                                 234,985
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 1.2%
Astoria Financial Corp. ........     1,308        34,701
Capitol Federal Financial.......       301        10,294
MGIC Investment Corp. ..........     1,198        38,707
New York Community Bancorp,
  Inc. .........................     4,236        80,696
People's United Financial,
  Inc. .........................     1,858        32,106
TFS Financial Corp. (a).........     1,446        18,711
The PMI Group, Inc. ............     1,254        41,006
Washington Federal, Inc. .......     1,290        33,876
                                             -----------
                                                 290,097
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
GATX Corp. .....................       683        29,198
MSC Industrial Direct Co., Inc.
  (Class A).....................       664        33,592
United Rentals, Inc. (a)........     1,066        34,293
                                             -----------
                                                  97,083
                                             -----------
WATER UTILITIES -- 0.2%
Aqua America, Inc. .............     1,913        43,387
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
Clearwire Corp. (Class A) (a)...     1,055        25,784
Leap Wireless International,
  Inc. (a)......................       733        59,644
SBA Communications Corp. (a)....     1,398        49,322
                                             -----------
                                                 134,750
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $22,111,284)............              24,536,753
                                             -----------
SHORT TERM INVESTMENT -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $80,347)................    80,347        80,347
                                             -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $22,191,631)............              24,617,100
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.........                 (56,003)
                                             -----------
NET ASSETS -- 100.0%............             $24,561,097
                                             ===========




(a) Non-income producing security

SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.2%
Alliant Techsystems, Inc. (a)...     1,184   $   129,411
BE Aerospace, Inc. (a)..........     3,230       134,142
Spirit Aerosystems Holdings,
  Inc. (a)......................     3,601       140,223
                                             -----------
                                                 403,776
                                             -----------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. ............     2,981        68,503
                                             -----------
AIRLINES -- 2.4%
AMR Corp. (a)...................     8,097       180,482
Continental Airlines, Inc.
  (Class B) (a).................     3,464       114,416
Delta Air Lines, Inc. (a).......     8,420       151,139
Northwest Airlines Corp. (a)....     6,868       122,251
UAL Corp. (a)...................     4,055       188,679
US Airways Group, Inc. (a)......     2,961        77,726
                                             -----------
                                                 834,693
                                             -----------
AUTO COMPONENTS -- 1.5%
BorgWarner, Inc. ...............     2,036       186,355
Gentex Corp. ...................     5,025       107,736
The Goodyear Tire & Rubber Co.
  (a)...........................     7,387       224,639
                                             -----------
                                                 518,730
                                             -----------
AUTOMOBILES -- 0.2%
Thor Industries, Inc. ..........     1,332        59,927
                                             -----------
BEVERAGES -- 0.9%
Constellation Brands, Inc.
  (Class A) (a).................     6,746       163,320
Hansen Natural Corp. (a)........     2,526       143,174
                                             -----------
                                                 306,494
                                             -----------
BIOTECHNOLOGY -- 1.8%
Cephalon, Inc. (a)..............     2,375       173,518
ImClone Systems, Inc. (a).......     2,157        89,170
Millennium Pharmaceuticals, Inc.
  (a)...........................    11,231       113,995
PDL BioPharma, Inc. (a).........     4,088        88,342
Vertex Pharmaceuticals, Inc.
  (a)...........................     4,591       176,340
                                             -----------
                                                 641,365
                                             -----------
CAPITAL MARKETS -- 1.8%
Affiliated Managers Group, Inc.
  (a)...........................     1,045       133,248
Eaton Vance Corp. ..............     4,436       177,263
Nuveen Investments, Inc. .......     2,776       171,945
SEI Investments Co. ............     4,976       135,745
                                             -----------
                                                 618,201
                                             -----------
CHEMICALS -- 1.4%
Celanese Corp. .................     5,236       204,099
Huntsman Corp. .................     3,258        86,305
Nalco Holding Co. ..............     5,065       150,177
Rockwood Holdings, Inc. (a).....     1,260        45,146
                                             -----------
                                                 485,727
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.6%
Allied Waste Industries, Inc.
  (a)...........................    10,034       127,933
ChoicePoint, Inc. (a)...........     2,637        99,995
Cintas Corp. ...................     4,803       178,191
Copart, Inc. (a)................     2,410        82,880
Corrections Corp. of America
  (a)...........................     4,380       114,625
Covanta Holding Corp. (a).......     3,860        94,609
Dun & Bradstreet Corp. .........     2,065       203,630
IHS, Inc. (a)...................     1,048        59,201
Monster Worldwide, Inc. (a).....     4,170       142,030
Robert Half International,
  Inc. .........................     5,752       171,755
Steelcase, Inc. (Class A).......     2,243        40,329
Stericycle, Inc. (a)............     3,096       176,967
The Corporate Executive Board
  Co. ..........................     1,269        94,211
                                             -----------
                                               1,586,356
                                             -----------
COMMUNICATIONS EQUIPMENT -- 1.9%
CIENA Corp. (a).................     2,984       113,631
CommScope, Inc. (a).............     2,130       107,011
F5 Networks, Inc. (a)...........     2,963       110,194
Foundry Networks, Inc. (a)......     4,534        80,569
JDS Uniphase Corp. (a)..........     7,410       110,854
Polycom, Inc. (a)...............     3,289        88,343
Riverbed Technology, Inc. (a)...       891        35,987
                                             -----------
                                                 646,589
                                             -----------
COMPUTERS & PERIPHERALS -- 1.6%
Brocade Communications Systems,
  Inc. (a)......................    14,377       123,067
Diebold, Inc. ..................     2,356       107,009
Lexmark International, Inc.
  (a)...........................     3,318       137,797
Western Digital Corp. (a).......     7,743       196,053
                                             -----------
                                                 563,926
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.3%
Aecom Technology Corp. (a)......     1,504        52,535
KBR, Inc. (a)...................     5,882       228,045
Quanta Services, Inc. (a).......     5,968       157,853
                                             -----------
                                                 438,433
                                             -----------
CONSTRUCTION MATERIALS -- 0.9%
Florida Rock Industries, Inc. ..     1,941       121,293
Martin Marietta Materials,
  Inc. .........................     1,466       195,784
                                             -----------
                                                 317,077
                                             -----------
CONSUMER FINANCE -- 0.2%
The First Marblehead Corp. .....     2,117        80,298
                                             -----------
CONTAINERS & PACKAGING -- 1.9%
Ball Corp. .....................     3,582       192,532
Crown Holdings, Inc. (a)........     5,720       130,187
Greif, Inc. (Class A)...........     1,073        65,110
Pactiv Corp. (a)................     4,575       131,120
Sealed Air Corp. ...............     5,657       144,593
                                             -----------
                                                 663,542
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 1.8%
Career Education Corp. (a)......     3,200        89,568
DeVry, Inc. ....................     2,147        79,460
ITT Educational Services, Inc.
  (a)...........................     1,428       173,773
Sotheby's Holdings, Inc. .......     2,334       111,542
Strayer Education, Inc. ........       511        86,170
Weight Watchers International,
  Inc. .........................     1,301        74,886
                                             -----------
                                                 615,399
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
International Securities
  Exchange Holdings, Inc. ......     1,301        86,477
The Nasdaq Stock Market, Inc.
  (a)...........................     3,410       128,489
                                             -----------
                                                 214,966
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
Time Warner Telecom, Inc. (Class
  A) (a)........................     5,119       112,464
                                             -----------
ELECTRICAL EQUIPMENT -- 1.9%
Acuity Brands, Inc. ............     1,571        79,304
AMETEK, Inc. ...................     3,720       160,778
General Cable Corp. (a).........     1,834       123,098

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Roper Industries, Inc. .........     3,098   $   202,919
Sunpower Corp. (Class A) (a)....     1,279       105,927
                                             -----------
                                                 672,026
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
Arrow Electronics, Inc. (a).....     4,345       184,749
Dolby Laboratories, Inc. (a)....     1,577        54,911
FLIR Systems, Inc. (a)..........     2,326       128,837
Itron, Inc. (a).................     1,051        97,817
Jabil Circuit, Inc. ............     6,320       144,349
Mettler Toledo International,
  Inc. (a)......................     1,304       133,008
National Instruments Corp. .....     2,047        70,274
Trimble Navigation, Ltd. (a)....     4,201       164,721
                                             -----------
                                                 978,666
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 4.2%
Dresser-Rand Group, Inc. (a)....     2,998       128,044
FMC Technologies, Inc. (a)......     4,556       262,699
Global Industries, Ltd. (a).....     3,068        79,032
Helmerich & Payne, Inc. ........     3,433       112,705
Hercules Offshore, Inc. (a).....     3,100        80,941
Oceaneering International, Inc.
  (a)...........................     1,912       144,930
Patterson-UTI Energy, Inc. .....     5,498       124,090
Pride International, Inc. (a)...     5,814       212,502
Rowan Cos., Inc. ...............     3,877       141,821
Superior Energy Services, Inc.
  (a)...........................     2,830       100,295
Unit Corp. (a)..................     1,623        78,553
                                             -----------
                                               1,465,612
                                             -----------
FOOD & STAPLES RETAILING -- 0.3%
Rite Aid Corp. (a)..............    18,925        87,434
                                             -----------
FOOD PRODUCTS -- 0.4%
Dean Foods Co. .................     4,546       116,287
Seaboard Corp. .................        13        25,480
                                             -----------
                                                 141,767
                                             -----------
GAS UTILITIES -- 0.5%
ONEOK, Inc. ....................     3,405       161,397
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.4%
Bausch & Lomb, Inc. ............     1,906       121,984
Beckman Coulter, Inc. ..........     2,198       162,124
Cytyc Corp. (a).................     4,147       197,604
Dentsply International, Inc. ...     4,990       207,784
Edwards Lifesciences Corp. (a)..     2,100       103,551
Gen-Probe, Inc. (a).............     1,827       121,642
Hologic, Inc. (a)...............     1,899       115,839
IDEXX Laboratories, Inc. (a)....     1,093       119,782
Immucor, Inc. (a)...............     2,415        86,336
Kinetic Concepts, Inc. (a)......     1,854       104,343
Kyphon, Inc. (a)................     1,598       111,860
ResMed, Inc. (a)................     2,733       117,164
Respironics, Inc. (a)...........     2,561       123,005
Varian Medical Systems, Inc.
  (a)...........................     4,420       185,154
                                             -----------
                                               1,878,172
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.0%
Brookdale Senior Living, Inc. ..     1,848        73,569
Community Health Systems, Inc.
  (a)...........................     3,359       105,607
DaVita, Inc. (a)................     3,692       233,260
Henry Schein, Inc. (a)..........     3,097       188,421
Lincare Holdings, Inc. (a)......     3,031       111,086
Manor Care, Inc. ...............     2,584       166,410
Omnicare, Inc. .................     4,250       140,802
Patterson Cos., Inc. (a)........     4,534       175,058
Pediatrix Medical Group, Inc.
  (a)...........................     1,698       111,083
Sierra Health Services, Inc.
  (a)...........................     1,788        75,436
Universal Health Services, Inc.
  (Class B).....................     1,821        99,099
VCA Antech, Inc. (a)............     2,988       124,749
WellCare Health Plans, Inc.
  (a)...........................     1,244       131,155
                                             -----------
                                               1,735,735
                                             -----------
HEALTH CARE TECHNOLOGY -- 1.2%
Cerner Corp. (a)................     2,212       132,300
HLTH Corp. (a)..................     6,365        90,192
IMS Health, Inc. ...............     6,865       210,343
                                             -----------
                                                 432,835
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 4.0%
Boyd Gaming Corp. ..............     2,056        88,100
Brinker International, Inc. ....     3,689       101,226
Burger King Holdings, Inc. .....     1,939        49,425
Chipotle Mexican Grill, Inc.
  (a)...........................     1,140       134,668
Choice Hotels International,
  Inc. .........................     1,301        49,009
Darden Restaurants, Inc. .......     4,549       190,421
Orient-Express Hotels, Ltd.
  (Class A).....................     1,439        73,778
Penn National Gaming, Inc. (a)..     2,607       153,865
Scientific Games Corp. (Class A)
  (a)...........................     2,471        92,910
Station Casinos, Inc. ..........     1,487       130,083
Wendy's International, Inc. ....     3,061       106,859
Wyndham Worldwide Corp. ........     6,266       205,274
                                             -----------
                                               1,375,618
                                             -----------
HOUSEHOLD DURABLES -- 1.5%
D.R. Horton, Inc. ..............     9,587       122,809
Lennar Corp. (Class A)..........     4,819       109,150
Pulte Homes, Inc. ..............     7,391       100,592
Tempur-Pedic International,
  Inc. .........................     2,616        93,522
Toll Brothers, Inc. (a).........     4,816        96,272
                                             -----------
                                                 522,345
                                             -----------
HOUSEHOLD PRODUCTS -- 1.0%
Church & Dwight Co., Inc. ......     2,306       108,474
Energizer Holdings, Inc. (a)....     1,998       221,479
                                             -----------
                                                 329,953
                                             -----------
INSURANCE -- 2.3%
Arch Capital Group, Ltd. (a)....     1,659       123,446
Axis Capital Holdings, Ltd. ....     4,911       191,087
Brown & Brown, Inc. ............     4,070       107,041
HCC Insurance Holdings, Inc. ...     3,932       112,613
Philadelphia Consolidated
  Holding Co. (a)...............     2,141        88,509
WR Berkley Corp. ...............     5,742       170,135
                                             -----------
                                                 792,831
                                             -----------
INTERNET & CATALOG RETAIL -- 0.3%
Priceline.com, Inc. (a).........     1,202       106,677
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.8%
Akamai Technologies, Inc. (a)...     5,761       165,513
Equinix, Inc. (a)...............     1,072        95,076
WebMD Health Corp. (Class A)
  (a)...........................       290        15,109
                                             -----------
                                                 275,698
                                             -----------
IT SERVICES -- 3.9%
Affiliated Computer Services,
  Inc. (a)......................     3,296       165,591
Broadridge Financial Solutions,
  Inc. .........................     4,845        91,813
Ceridian Corp. (a)..............     5,031       174,777
Checkfree Corp. (a).............     2,558       119,049

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
DST Systems, Inc. (a)...........     1,775   $   152,313
Gartner, Inc. (a)...............     2,482        60,710
Genpact Ltd (a).................     1,270        21,526
Global Payments, Inc. ..........     2,857       126,336
Hewitt Associates, Inc. (Class
  A) (a)........................     3,453       121,028
Iron Mountain, Inc. (a).........     6,389       194,737
Total System Services, Inc. ....     1,319        36,642
VeriFone Holdings, Inc. (a).....     2,382       105,594
                                             -----------
                                               1,370,116
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 3.7%
Applera Corp. -- Applied
  Biosystems Group..............     6,430       222,735
Bio-Rad Laboratories, Inc.
  (Class A) (a).................       662        59,911
Charles River Laboratories
  International,
  Inc. (a)......................     2,400       134,760
Covance, Inc. (a)...............     2,237       174,262
Illumina, Inc. (a)..............     1,881        97,586
Invitrogen Corp. (a)............     1,625       132,811
Millipore Corp. (a).............     1,892       143,414
Pharmaceutical Product
  Development, Inc. ............     3,658       129,640
Techne Corp. (a)................     1,309        82,572
Ventana Medical Systems, Inc.
  (a)...........................     1,222       104,982
                                             -----------
                                               1,282,673
                                             -----------
MACHINERY -- 3.3%
Bucyrus International, Inc.
  (Class A).....................     1,288        93,934
Donaldson Co., Inc. ............     2,450       102,312
Flowserve Corp. ................     2,001       152,436
Graco, Inc. ....................     2,291        89,601
Harsco Corp. ...................     2,949       174,787
Joy Global, Inc. ...............     3,839       195,251
Oshkosh Truck Corp. ............     2,573       159,449
The Manitowoc Co., Inc. ........     4,402       194,921
                                             -----------
                                               1,162,691
                                             -----------
MEDIA -- 2.6%
Dow Jones & Co., Inc. ..........     2,157       128,773
Gemstar-TV Guide International,
  Inc. (a)......................     8,735        60,796
Interactive Data Corp. .........     1,246        35,137
John Wiley & Sons, Inc. (Class
  A)............................     1,720        77,280
Lamar Advertising Co. ..........     2,486       121,739
Morningstar, Inc. (a)...........       370        22,718
R.H. Donnelley Corp. (a)........     2,468       138,257
Sirius Satellite Radio, Inc.
  (a)...........................    46,491       162,254
XM Satellite Radio Holdings,
  Inc.
  (Class A) (a).................    10,725       151,973
                                             -----------
                                                 898,927
                                             -----------
METALS & MINING -- 1.1%
AK Steel Holding Corp. (a)......     3,862       169,735
Meridian Gold, Inc. (a).........     3,537       117,075
Titanium Metals Corp. (a).......     3,074       103,163
                                             -----------
                                                 389,973
                                             -----------
MULTILINE RETAIL -- 0.8%
Dollar Tree Stores, Inc. (a)....     3,421       138,687
Family Dollar Stores, Inc. .....     4,818       127,966
                                             -----------
                                                 266,653
                                             -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class
  A) (a)........................     2,496        91,079
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 5.6%
Arch Coal, Inc. ................     5,023       169,476
Cabot Oil & Gas Corp. ..........     3,485       122,533
Cimarex Energy Co. .............     2,900       108,025
CNX Gas Corp. (a)...............     1,009        29,029
Continental Resources Inc. (a)..     1,035        18,775
Denbury Resources, Inc. (a).....     4,238       189,396
Enterprise GP Holdings LP.......       382        14,478
Frontier Oil Corp. .............     3,759       156,525
Helix Energy Solutions Group,
  Inc. (a)......................     2,927       124,280
Holly Corp. ....................     1,612        96,446
Kinder Morgan Management LLC
  (a)...........................     2,141       100,092
Petrohawk Energy Corp. (a)......     5,951        97,715
Pioneer Natural Resources Co. ..     4,302       193,504
Plains Exploration & Production
  Co. (a).......................     2,593       114,662
Pogo Producing Co. .............     1,495        79,399
Quicksilver Resources, Inc.
  (a)...........................     1,980        93,159
Range Resources Corp. ..........     5,210       211,839
Western Refining, Inc. .........       991        40,215
                                             -----------
                                               1,959,548
                                             -----------
PAPER & FOREST PRODUCTS -- 0.4%
Domtar Corp. (a)................    16,276       133,463
                                             -----------
PERSONAL PRODUCTS -- 0.5%
Herbalife, Ltd. ................     1,782        81,010
NBTY, Inc. (a)..................     2,172        88,183
                                             -----------
                                                 169,193
                                             -----------
PHARMACEUTICALS -- 1.3%
Abraxis BioScience, Inc. (a)....       869        19,839
Endo Pharmaceuticals Holdings,
  Inc. (a)......................     4,675       144,972
Mylan Laboratories, Inc. .......     8,726       139,267
Sepracor, Inc. (a)..............     3,734       102,685
Warner Chilcott, Ltd. (a).......     3,038        53,985
                                             -----------
                                                 460,748
                                             -----------
REAL ESTATE INVESTMENT TRUSTS-- 1.5%
Camden Property Trust...........     1,977       127,022
CapitalSource, Inc. ............     4,982       100,836
Taubman Centers, Inc. ..........     1,881       102,985
Ventas, Inc. ...................     4,680       193,752
                                             -----------
                                                 524,595
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
Jones Lang LaSalle, Inc. .......     1,334       137,082
The St. Joe Co. ................     2,677        89,974
                                             -----------
                                                 227,056
                                             -----------
ROAD & RAIL -- 0.5%
J.B. Hunt Transport Services,
  Inc. .........................     3,490        91,787
Landstar Systems, Inc. .........     1,953        81,967
                                             -----------
                                                 173,754
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
Atmel Corp. (a).................    16,227        83,731
Cypress Semiconductor Corp.
  (a)...........................     5,357       156,478
Integrated Device Technology,
  Inc. (a)......................     6,716       103,964
International Rectifier Corp.
  (a)...........................     2,579        85,081
Intersil Corp. (Class A)........     4,704       157,255
LSI Logic Corp. (a).............    25,123       186,413
Novellus Systems, Inc. (a)......     4,344       118,417
ON Semiconductor Corp. (a)......    10,298       129,343
Teradyne, Inc. (a)..............     6,447        88,969
Varian Semiconductor Equipment
  Associates, Inc. (a)..........     2,683       143,594
                                             -----------
                                               1,253,245
                                             -----------

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
SOFTWARE -- 5.2%
Activision, Inc. (a)............    10,088   $   217,800
Ansys, Inc. (a).................     2,720        92,942
BEA Systems, Inc. (a)...........    13,667       189,561
Factset Research Systems,
  Inc. .........................     1,610       110,366
Jack Henry & Associates, Inc. ..     2,959        76,520
McAfee, Inc. (a)................     5,587       194,819
MICROS Systems, Inc. (a)........     1,425        92,725
NAVTEQ Corp. (a)................     3,426       267,125
Nuance Communications, Inc.
  (a)...........................     5,371       103,714
Red Hat, Inc. (a)...............     6,778       134,679
Salesforce.com, Inc. (a)........     3,426       175,822
Synopsys, Inc. (a)..............     5,054       136,862
                                             -----------
                                               1,792,935
                                             -----------
SPECIALTY RETAIL -- 4.5%
Advance Auto Parts, Inc. .......     3,587       120,380
American Eagle Outfitters,
  Inc. .........................     6,615       174,040
AutoNation, Inc. (a)............     5,219        92,481
CarMax, Inc. (a)................     7,586       154,223
Chico's FAS, Inc. (a)...........     6,295        88,445
Dick's Sporting Goods, Inc.
  (a)...........................     1,448        97,233
Guess ?, Inc. ..................     1,917        93,990
J. Crew Group, Inc. (a).........     1,486        61,669
Mens Wearhouse, Inc. ...........     1,750        88,410
O'Reilly Automotive, Inc. (a)...     3,987       133,206
PetSmart, Inc. .................     4,761       151,876
Ross Stores, Inc. ..............     4,875       124,995
Urban Outfitters, Inc. (a)......     4,220        91,996
Williams-Sonoma, Inc. ..........     3,119       101,742
                                             -----------
                                               1,574,686
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
CROCS, Inc. (a).................     2,658       178,751
Liz Claiborne, Inc. ............     3,588       123,176
Under Armour, Inc. (Class A)
  (a)...........................     1,033        61,794
                                             -----------
                                                 363,721
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
MSC Industrial Direct Co., Inc.
  (Class A).....................     1,650        83,474
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
Clearwire Corp. (Class A) (a)...     2,484        60,709
Leap Wireless International,
  Inc. (a)......................     1,722       140,119
SBA Communications Corp. (a)....     3,384       119,388
                                             -----------
                                                 320,216
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $33,436,191)............              34,631,978
                                             -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
STIC Prime Portfolio
  (Cost $100)...................       100           100
                                             -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $33,436,291)............              34,632,078
OTHER ASSETS AND
  LIABILITIES -- 0.3%...........                 115,788
                                             -----------
NET ASSETS -- 100.0%............             $34,747,866
                                             ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------
COMMON STOCKS -- 100.2%
AUTO COMPONENTS -- 0.6%
TRW Automotive Holdings Corp.
  (a)..........................      1,397   $    44,257
WABCO Holdings, Inc. ..........      1,493        69,798
                                             -----------
                                                 114,055
                                             -----------
BEVERAGES -- 0.3%
PepsiAmericas, Inc. ...........      1,699        55,116
                                             -----------
BUILDING PRODUCTS -- 1.1%
Lennox International, Inc. ....      1,688        57,054
Owens Corning, Inc. (a)........      2,329        58,342
USG Corp. (a)..................      1,907        71,608
                                             -----------
                                                 187,004
                                             -----------
CAPITAL MARKETS -- 3.2%
Federated Investors, Inc. .....      2,596       103,061
Janus Capital Group, Inc. .....      4,685       132,492
Jefferies Group, Inc. .........      2,843        79,121
MF Global Ltd (a)..............      2,565        74,385
Raymond James Financial,
  Inc. ........................      2,526        82,979
The Blackstone Group LP (a)....      3,896        97,711
                                             -----------
                                                 569,749
                                             -----------
CHEMICALS -- 7.1%
Airgas, Inc. ..................      1,887        97,426
Albemarle Corp. ...............      2,064        91,229
Ashland, Inc. .................      1,498        90,195
Cabot Corp. ...................      1,604        56,990
CF Industries Holdings, Inc. ..      1,326       100,657
Cytec Industries, Inc. ........      1,101        75,297
Eastman Chemical Co. ..........      2,245       149,809
FMC Corp. .....................      1,934       100,607
Hercules, Inc. ................      3,062        64,363
International Flavors &
  Fragrances, Inc. ............      2,206       116,609
Lubrizol Corp. ................      1,853       120,556
RPM International, Inc. .......      3,194        76,496
The Scotts Miracle-Gro Co.
  (Class A)....................      1,130        48,308
Valhi, Inc. ...................        291         6,911
Valspar Corp. .................      2,487        67,671
                                             -----------
                                               1,263,124
                                             -----------
COMMERCIAL BANKS -- 5.8%
Associated Bancorp.............      3,186        94,401
Bank of Hawaii Corp. ..........      1,309        69,181
BOK Financial Corp. ...........        593        30,486
City National Corp. ...........      1,058        73,542
Commerce Bancshares, Inc. .....      1,751        80,353
Cullen/Frost Bankers, Inc. ....      1,577        79,039
First Horizon National Corp. ..      3,359        89,551
Fulton Financial Corp. ........      4,565        65,645
PNC Financial Services Group,
  Inc. ........................          1            68
Popular, Inc. .................      6,717        82,485
TCF Financial Corp. ...........      3,159        82,703
The Colonial BancGroup, Inc. ..      4,120        89,074
Valley National Bancorp........      3,189        70,732
Webster Financial Corp. .......      1,434        60,400
Wilmington Trust Corp. ........      1,796        69,864
                                             -----------
                                               1,037,524
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
The Brink's Co. ...............      1,077        60,183
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.6%
Tellabs, Inc. (a)..............     10,709       101,950
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.7%
Granite Construction, Inc. ....        907        48,089
The Shaw Group, Inc. (a).......      2,020       117,362
URS Corp. (a)..................      1,395        78,748
Washington Group International,
  Inc. (a).....................        760        66,735
                                             -----------
                                                 310,934
                                             -----------
CONSUMER FINANCE -- 0.1%
The Student Loan Corp. ........        105        18,934
                                             -----------
CONTAINERS & PACKAGING -- 3.0%
Aptargroup, Inc. ..............      1,686        63,849
Bemis Co., Inc. ...............      2,690        78,306
Owens-Illinois, Inc. (a).......      3,849       159,541
Packaging Corp. of America.....      2,451        71,251
Smurfit-Stone Container Corp.
  (a)..........................      6,684        78,069
Sonoco Products Co. ...........      2,658        80,218
                                             -----------
                                                 531,234
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
Service Corp. International....      7,676        99,020
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
CenturyTel, Inc. ..............      2,891       133,622
Citizens Communications Co. ...      9,040       129,453
                                             -----------
                                                 263,075
                                             -----------
ELECTRIC UTILITIES -- 3.3%
DPL, Inc. .....................      2,976        78,150
Great Plains Energy, Inc. .....      2,263        65,197
Northeast Utilities............      4,103       117,222
Pepco Holdings, Inc. ..........      5,150       139,462
Pinnacle West Capital Corp. ...      2,651       104,741
Sierra Pacific Resources.......      5,908        92,933
                                             -----------
                                                 597,705
                                             -----------
ELECTRICAL EQUIPMENT -- 1.0%
Hubbell, Inc. (Class B)........      1,472        84,081
Thomas & Betts Corp. (a).......      1,567        91,889
                                             -----------
                                                 175,970
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
Anixter International, Inc.
  (a)..........................        845        69,670
AVX Corp. .....................      1,390        22,379
Ingram Micro, Inc. (Class A)
  (a)..........................      3,916        76,793
Molex, Inc. ...................      3,732       100,503
Solectron Corp. (a)............     24,069        93,869
Tektronix, Inc. ...............      1,997        55,397
Vishay Intertechnology, Inc.
  (a)..........................      4,496        58,583
                                             -----------
                                                 477,194
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 1.3%
Exterran Holdings, Inc. (a)....      1,761       141,479
Tidewater, Inc. ...............      1,491        93,694
                                             -----------
                                                 235,173
                                             -----------
FOOD PRODUCTS -- 2.8%
Corn Products International,
  Inc. ........................      1,979        90,777
Hormel Foods Corp. ............      1,956        69,986
McCormick & Co., Inc. .........      3,106       111,723
Pilgrim's Pride Corp. .........      1,085        37,682
Smithfield Foods, Inc. (a).....      3,347       105,430
The J.M. Smucker Co. ..........      1,505        80,397
                                             -----------
                                                 495,995
                                             -----------

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------
GAS UTILITIES -- 2.7%
AGL Resources, Inc. ...........      2,053   $    81,340
Atmos Energy Corp. ............      2,333        66,070
Energen Corp. .................      1,743        99,560
National Fuel Gas Co. .........      1,851        86,645
Southern Union Co. ............      2,651        82,473
UGI Corp. .....................      2,765        71,835
                                             -----------
                                                 487,923
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
Hillenbrand Industries, Inc. ..      1,535        84,456
The Cooper Cos., Inc. .........      1,172        61,436
                                             -----------
                                                 145,892
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
International Speedway Corp.
  (Class A)....................        912        41,824
                                             -----------
HOUSEHOLD DURABLES -- 2.7%
Centex Corp. ..................      3,164        84,067
KB HOME........................      2,040        51,122
Leggett & Platt, Inc. .........      4,542        87,025
NVR, Inc. (a)..................        130        61,132
Snap-on, Inc. .................      1,529        75,747
The Stanley Works..............      2,213       124,216
                                             -----------
                                                 483,309
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.9%
Carlisle Cos., Inc. ...........      1,643        79,850
Teleflex, Inc. ................      1,027        80,024
                                             -----------
                                                 159,874
                                             -----------
INSURANCE -- 8.8%
Alleghany Corp. (a)............        138        56,028
Allied World Assurance
  Holdings, Ltd. ..............        912        47,342
American Financial Group,
  Inc. ........................      1,860        53,047
American National Insurance
  Co. .........................        414        54,462
Arthur J. Gallagher & Co. .....      2,510        72,715
Endurance Specialty Holdings,
  Ltd. ........................      1,524        63,322
Erie Indemnity Co. (Class A)...      1,249        76,351
Fidelity National Financial,
  Inc. ........................      5,870       102,608
First American Corp. ..........      2,208        80,857
Markel Corp. (a)...............        266       128,744
Mercury General Corp. .........        693        37,373
Odyssey Re Holdings Corp. .....        745        27,647
Old Republic International
  Corp. .......................      6,177       115,757
PartnerRe, Ltd. ...............      1,516       119,749
Protective Life Corp. .........      1,833        77,793
Reinsurance Group America,
  Inc. ........................        762        43,198
RenaissanceRe Holdings, Ltd. ..      1,789       117,018
StanCorp Financial Group,
  Inc. ........................      1,375        68,076
Transatlantic Holdings, Inc. ..        693        48,739
Unitrin, Inc. .................      1,256        62,285
Wesco Financial Corp. .........         39        15,522
White Mountains Insurance
  Group, Ltd. .................        212       110,187
                                             -----------
                                               1,578,820
                                             -----------
IT SERVICES -- 0.7%
Convergys Corp. (a)............      3,629        62,999
Unisys Corp. (a)...............      9,135        60,474
                                             -----------
                                                 123,473
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Brunswick Corp. ...............      2,331        53,287
Hasbro, Inc. ..................      3,812       106,278
                                             -----------
                                                 159,565
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
PerkinElmer, Inc. .............      3,119        91,106
                                             -----------
MACHINERY -- 5.2%
AGCO Corp. (a).................      2,444       124,082
Crane Co. .....................      1,375        65,959
IDEX Corp. ....................      2,118        77,074
Kennametal, Inc. ..............      1,018        85,492
Lincoln Electric Holdings,
  Inc. ........................      1,068        82,887
Pall Corp. ....................      3,265       127,008
Pentair, Inc. .................      2,627        87,164
SPX Corp. .....................      1,455       134,675
The Timken Co. ................      1,996        74,151
Trinity Industries, Inc. ......      2,101        78,872
                                             -----------
                                                 937,364
                                             -----------
MEDIA -- 3.1%
DreamWorks Animation SKG, Inc.
  (Class A) (a)................      1,933        64,601
Idearc, Inc. ..................      3,872       121,852
Meredith Corp. ................      1,014        58,102
Regal Entertainment Group......      2,053        45,063
The Interpublic Group of Cos.,
  Inc. (a).....................     12,520       129,958
The New York Times Co. (Class
  A)...........................      3,787        74,831
Tribune Co. ...................      2,060        56,279
                                             -----------
                                                 550,686
                                             -----------
METALS & MINING -- 2.8%
Carpenter Technology Corp. ....        700        91,007
Cleveland-Cliffs, Inc. ........      1,101        96,855
Commercial Metals Co. .........      3,164       100,140
Reliance Steel & Aluminum
  Co. .........................      1,655        93,574
Steel Dynamics, Inc. ..........      2,423       113,154
                                             -----------
                                                 494,730
                                             -----------
MULTI-UTILITIES -- 7.9%
Alliant Energy Corp. ..........      2,991       114,615
CenterPoint Energy, Inc. ......      7,556       121,123
CMS Energy Corp. ..............      5,993       100,802
Energy East Corp. .............      4,223       114,232
Integrys Energy Group, Inc. ...      2,021       103,536
MDU Resources Group, Inc. .....      4,493       125,085
NiSource, Inc. ................      7,315       140,009
NSTAR..........................      2,632        91,620
OGE Energy Corp. ..............      2,412        79,837
Puget Energy, Inc. ............      3,074        75,221
SCANA Corp. ...................      2,815       109,053
TECO Energy, Inc. .............      5,571        91,531
Wisconsin Energy Corp. ........      3,124       140,674
                                             -----------
                                               1,407,338
                                             -----------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a).............      2,859        85,312
Saks, Inc. ....................      3,304        56,664
                                             -----------
                                                 141,976
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 3.2%
Boardwalk Pipeline Partners
  LP...........................        527        16,142
Cheniere Energy Partners LP....        356         6,561
Enbridge Energy Partners LP....      1,330        64,944

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------
Forest Oil Corp. (a)...........      2,052   $    88,318
Magellan Midstream Partners
  LP...........................      1,748        69,973
NuStar Energy LP...............        964        57,281
ONEOK Partners LP..............      1,222        72,660
Overseas Shipholding Group,
  Inc. ........................        792        60,849
Teekay Corp. ..................      1,125        66,161
TEPPCO Partners LP.............      1,925        73,285
                                             -----------
                                                 576,174
                                             -----------
PAPER & FOREST PRODUCTS -- 0.8%
MeadWestvaco Corp. ............      4,897       144,608
                                             -----------
PHARMACEUTICALS -- 0.9%
King Pharmaceuticals, Inc.
  (a)..........................      6,366        74,609
Watson Pharmaceuticals, Inc.
  (a)..........................      2,692        87,221
                                             -----------
                                                 161,830
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 11.3%
Alexandria Real Estate
  Equities, Inc. ..............        776        74,698
AMB Property Corp. ............      2,641       157,958
Annaly Capital Management,
  Inc. ........................      8,638       137,603
Apartment Investment &
  Management Co. (Class A).....      2,594       117,067
BRE Properties, Inc. (Class
  A)...........................      1,347        75,338
Douglas Emmett, Inc. ..........      2,640        65,287
Duke Realty Corp. .............      3,657       123,643
Essex Property Trust, Inc. ....        663        77,949
Federal Realty Investment
  Trust........................      1,504       133,254
Health Care REIT, Inc. ........      2,153        95,249
Hospitality Properties Trust...      2,509       101,991
iStar Financial, Inc. .........      3,424       116,382
Liberty Property Trust.........      2,448        98,434
Mack-Cali Realty Corp. ........      1,781        73,199
Nationwide Health Properties,
  Inc. ........................      2,396        72,191
Rayonier, Inc. ................      2,069        99,395
Realty Income Corp. ...........      2,660        74,347
Regency Centers Corp. .........      1,848       141,834
UDR, Inc. .....................      3,577        86,993
Weingarten Realty Investors....      2,112        87,564
                                             -----------
                                               2,010,376
                                             -----------
ROAD & RAIL -- 1.2%
Kansas City Southern (a).......      2,022        65,048
Laidlaw International, Inc. ...      2,090        73,610
Ryder Systems, Inc. ...........      1,576        77,224
                                             -----------
                                                 215,882
                                             -----------
SOFTWARE -- 1.7%
Cadence Design Systems, Inc.
  (a)..........................      7,407       164,361
Compuware Corp. (a)............      7,982        64,016
Novell, Inc. (a)...............      9,200        70,288
                                             -----------
                                                 298,665
                                             -----------
SPECIALTY RETAIL -- 1.4%
Barnes & Noble, Inc. ..........      1,400        49,364
Foot Locker, Inc. .............      4,122        63,190
OfficeMax, Inc. ...............      1,961        67,204
RadioShack Corp. ..............      3,632        75,037
                                             -----------
                                                 254,795
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
Hanesbrands, Inc. (a)..........      2,529        70,964
Phillips-Van Heusen Corp. .....      1,454        76,306
                                             -----------
                                                 147,270
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 2.9%
Astoria Financial Corp. .......      2,336        61,974
Capitol Federal Financial......        577        19,733
MGIC Investment Corp. .........      2,155        69,628
New York Community Bancorp,
  Inc. ........................      7,594       144,666
People's United Financial,
  Inc. ........................      3,285        56,765
TFS Financial Corp. (a)........      2,639        34,149
The PMI Group, Inc. ...........      2,262        73,967
Washington Federal, Inc. ......      2,280        59,873
                                             -----------
                                                 520,755
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
GATX Corp. ....................      1,157        49,462
United Rentals, Inc. (a).......      1,945        62,570
                                             -----------
                                                 112,032
                                             -----------
WATER UTILITIES -- 0.4%
Aqua America, Inc. ............      3,474        78,790
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $19,003,948)...........               17,918,996
                                             -----------
SHORT TERM INVESTMENTS -- 1.0%
MONEY MARKET FUND -- 1.0%
  STIC Prime Portfolio
  (Cost $172,107)..............    172,107       172,107
                                             -----------
TOTAL INVESTMENTS -- 101.2%
  (Cost $19,176,055)...........               18,091,103
OTHER ASSETS AND
  LIABILITIES -- 1.2%..........                 (209,933)
                                             -----------
NET ASSETS -- 100.0%...........              $17,881,170
                                             ===========




(a) Non-income producing security

SPDR(R) DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)...................       258   $     7,828
American Science & Engineering,
  Inc. .........................        60         3,760
Argon ST, Inc. (a)..............        89         1,762
BE Aerospace, Inc. (a)..........       620        25,749
Ceradyne, Inc. (a)..............       171        12,952
Cubic Corp. ....................       110         4,639
Curtiss-Wright Corp. ...........       293        13,917
DRS Technologies, Inc. .........       278        15,323
DynCorp International, Inc.
  (a)...........................       168         3,882
EDO Corp. ......................       112         6,273
Esterline Technologies Corp.
  (a)...........................       172         9,813
GenCorp, Inc. (a)...............       341         4,078
Heico Corp. ....................       137         5,411
Hexcel Corp. (a)................       632        14,353
Innovative Solutions & Support,
  Inc. (a)......................        68         1,290
Ionatron, Inc. (a)..............       293         1,005
Ladish Co., Inc. (a)............        98         5,437
Moog, Inc. (a)..................       261        11,468
MTC Technologies, Inc. (a)......        64         1,236
Orbital Sciences Corp. (a)......       393         8,740
Taser International, Inc. (a)...       418         6,558
Teledyne Technologies, Inc.
  (a)...........................       217        11,586
Triumph Group, Inc. ............       112         9,152
United Industrial Corp. ........        58         4,365
                                             -----------
                                                 190,577
                                             -----------
AIR FREIGHT & LOGISTICS -- 0.3%
ABX Air, Inc. (a)...............       372         2,634
Atlas Air Worldwide Holdings,
  Inc. (a)......................       103         5,318
Forward Air Corp. ..............       195         5,807
HUB Group, Inc. (Class A) (a)...       261         7,838
Pacer International, Inc. ......       235         4,476
UTI Worldwide, Inc. ............       547        12,570
                                             -----------
                                                  38,643
                                             -----------
AIRLINES -- 0.6%
AirTran Holdings, Inc. (a)......       593         5,835
Alaska Air Group, Inc. (a)......       280         6,465
Allegiant Travel Co. (a)........        87         2,638
Continental Airlines, Inc.
  (Class B) (a).................       651        21,503
ExpressJet Holdings, Inc. (a)...       398         1,230
JetBlue Airways Corp. (a).......     1,101        10,151
Republic Airways Holdings, Inc.
  (a)...........................       243         5,144
SkyWest, Inc. ..................       428        10,773
US Airways Group, Inc. (a)......       570        14,962
                                             -----------
                                                  78,701
                                             -----------
AUTO COMPONENTS -- 0.8%
Aftermarket Technology Corp.
  (a)...........................       150         4,761
American Axle & Manufacturing
  Holdings, Inc. ...............       310         7,828
ArvinMeritor, Inc. .............       493         8,292
Cooper Tire & Rubber Co. .......       408         9,955
Drew Industries, Inc. (a).......       124         5,044
Gentex Corp. ...................       967        20,733
Lear Corp. (a)..................       434        13,931
Modine Manufacturing Co. .......       211         5,617
Sauer-Danfoss, Inc. ............        69         1,841
Superior Industries
  International, Inc. ..........       144         3,123
Tenneco Automotive, Inc. (a)....       305         9,458
TRW Automotive Holdings Corp.
  (a)...........................       351        11,120
Visteon Corp. (a)...............       823         4,238
                                             -----------
                                                 105,941
                                             -----------
AUTOMOBILES -- 0.2%
Fleetwood Enterprises, Inc.
  (a)...........................       431         3,685
Monaco Coach Corp. .............       180         2,525
Thor Industries, Inc. ..........       258        11,608
Winnebago Industries, Inc. .....       191         4,561
                                             -----------
                                                  22,379
                                             -----------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (a).......        71         3,455
Central European Distribution
  Corp. (a).....................       220        10,540
Coca-Cola Hellenic Bottling Co.
  SA............................        24         1,447
PepsiAmericas, Inc. ............       437        14,177
                                             -----------
                                                  29,619
                                             -----------
BIOTECHNOLOGY -- 2.3%
Affymax, Inc. (a)...............        42         1,136
Alexion Pharmaceuticals, Inc.
  (a)...........................       251        16,353
Alkermes, Inc. (a)..............       687        12,641
Alnylam Pharmaceuticals, Inc.
  (a)...........................       205         6,718
Altus Pharmaceuticals, Inc.
  (a)...........................       160         1,678
Applera Corp. -- Celera Genomics
  Group (a).....................       541         7,606
Arena Pharmaceuticals, Inc.
  (a)...........................       406         4,446
Ariad Pharmaceuticals, Inc.
  (a)...........................       441         2,042
BioMarin Pharmaceuticals, Inc.
  (a)...........................       647        16,110
Cepheid, Inc. (a)...............       364         8,299
Cubist Pharmaceuticals, Inc.
  (a)...........................       371         7,839
CV Therapeutics, Inc. (a).......       359         3,224
Dendreon Corp. (a)..............       553         4,253
Enzon Pharmaceuticals, Inc.
  (a)...........................       280         2,467
Geron Corp. (a).................       523         3,828
GTx, Inc. (a)...................       100         1,628
Halozyme Therapeutics, Inc.
  (a)...........................       437         3,797
Human Genome Sciences, Inc.
  (a)...........................       887         9,127
ImClone Systems, Inc. (a).......       404        16,701
Incyte, Inc. (a)................       512         3,661
InterMune, Inc. (a).............       201         3,845
Isis Pharmaceuticals, Inc. (a)..       548         8,204
Keryx Biopharmaceuticals, Inc.
  (a)...........................       252         2,505
Lexicon Genetics, Inc. (a)......       660         2,284
Life Cell Corp. (a).............       231         8,679
Ligand Pharmaceuticals, Inc.
  (Class B).....................       481         2,569
MannKind Corp. (a)..............       277         2,681
Martek Biosciences Corp. (a)....       215         6,241
Maxygen, Inc. (a)...............       191         1,301
Medarex, Inc. (a)...............       832        11,781
Momenta Pharmaceuticals, Inc.
  (a)...........................       181         2,062
Myriad Genetics, Inc. (a).......       285        14,863
Neurocrine Biosciences, Inc.
  (a)...........................       244         2,440
Onyx Pharmaceuticals, Inc. (a)..       367        15,972
OSI Pharmaceuticals, Inc. (a)...       387        13,154
PDL BioPharma, Inc. (a).........       787        17,007
Pharmion Corp. (a)..............       201         9,274
Progenics Pharmaceuticals, Inc.
  (a)...........................       157         3,471
Regeneron Pharmaceuticals, Inc.
  (a)...........................       450         8,010
Savient Pharmaceuticals, Inc.
  (a)...........................       355         5,165
Seattle Genetics, Inc. (a)......       303         3,406
Theravance, Inc. (a)............       331         8,636
United Therapeutics Corp. (a)...       131         8,717

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Vanda Pharmaceuticals, Inc.
  (a)...........................       142   $     1,975
Zymogenetics, Inc. (a)..........       247         3,223
                                             -----------
                                                 301,019
                                             -----------
BUILDING PRODUCTS -- 0.6%
American Woodmark Corp. ........        68         1,686
Ameron International Corp. .....        55         5,817
Apogee Enterprises, Inc. .......       186         4,825
Armstrong World Industries, Inc.
  (a)...........................       121         4,911
Builders FirstSource, Inc. (a)..       106         1,143
Gibraltar Industries, Inc. .....       177         3,274
Goodman Global, Inc. (a)........       208         4,967
Griffon Corp. (a)...............       176         2,658
Lennox International, Inc. .....       424        14,331
NCI Building Systems, Inc. (a)..       131         5,661
Owens Corning, Inc. (a).........       598        14,980
PGT, Inc. (a)...................        80           634
Simpson Manufacturing Co.,
  Inc. .........................       248         7,899
Trex Co., Inc. (a)..............        81           901
Universal Forest Products,
  Inc. .........................       125         3,737
                                             -----------
                                                  77,424
                                             -----------
CAPITAL MARKETS -- 1.6%
ACA Capital Holdings, Inc. (a)..        84           512
Affiliated Managers Group, Inc.
  (a)...........................       201        25,629
Calamos Asset Management, Inc.
  (Class B).....................       147         4,150
Cohen & Steers, Inc. ...........       106         3,925
FBR Capital Markets Corp. (a)...       194         2,499
FCStone Group, Inc. (a).........       123         3,969
GAMCO Investors, Inc. ..........        41         2,247
GFI Group, Inc. (a).............       110         9,473
Greenhill & Co., Inc. ..........        77         4,701
Investment Technology Group,
  Inc. (a)......................       296        12,722
Jefferies Group, Inc. ..........       729        20,288
KBW, Inc. (a)...................       201         5,785
Knight Capital Group, Inc. (a)..       682         8,157
LaBranche & Co., Inc. (a).......       364         1,703
Lazard, Ltd. ...................       346        14,670
Merrill Lynch & Co., Inc. ......         1            52
MF Global, Ltd. (a).............       658        19,082
optionsXpress Holdings, Inc. ...       308         8,051
Penson Worldwide, Inc. (a)......       110         2,033
Piper Jaffray Cos., Inc. (a)....       123         6,593
Raymond James Financial, Inc. ..       647        21,254
Stifel Financial Corp. (a)......        80         4,627
SWS Group, Inc. ................       175         3,096
Thomas Weisel Partners Group,
  Inc. (a)......................       159         2,307
TradeStation Group, Inc. (a)....       225         2,626
W.P. Carey & Co. LLC............       188         5,922
W.P. Stewart & Co., Ltd. .......       145         1,438
Waddell & Reed Financial, Inc.
  (Class A).....................       555        15,002
                                             -----------
                                                 212,513
                                             -----------
CHEMICALS -- 3.1%
A. Schulman, Inc. ..............       154         3,038
Airgas, Inc. ...................       476        24,576
Albemarle Corp. ................       520        22,984
American Vanguard Corp. ........       127         2,479
Arch Chemicals, Inc. ...........       159         7,454
Cabot Corp. ....................       412        14,638
CF Industries Holdings, Inc. ...       334        25,354
Chemtura Corp. .................     1,626        14,455
Cytec Industries, Inc. .........       282        19,286
Ferro Corp. ....................       286         5,714
Flotek Industries, Inc. (a).....       116         5,121
FMC Corp. ......................       488        25,386
Georgia Gulf Corp. .............       231         3,211
H.B. Fuller Co. ................       402        11,931
Hercules, Inc. .................       786        16,522
Koppers Holdings, Inc. .........       107         4,131
Kronos Worldwide, Inc. .........        20           378
Minerals Technologies, Inc. ....       130         8,710
Nalco Holding Co. ..............       972        28,820
NewMarket Corp. ................       103         5,086
NL Industries, Inc. ............        48           544
Olin Corp. .....................       436         9,758
OM Group, Inc. (a)..............       206        10,879
PolyOne Corp. (a)...............       563         4,206
Rockwood Holdings, Inc. (a).....       235         8,420
RPM International, Inc. ........       819        19,615
Sensient Technologies Corp. ....       311         8,979
Spartech Corp. .................       209         3,565
Symyx Technologies, Inc. (a)....       209         1,816
Terra Industries, Inc. (a)......       630        19,694
Terra Nitrogen Co. LP...........        48         6,088
The Scotts Miracle-Gro Co.
  (Class A).....................       284        12,141
Tronox, Inc. ...................       262         2,437
Valhi, Inc. ....................        82         1,947
Valspar Corp. ..................       634        17,251
W.R. Grace & Co. (a)............       398        10,690
Westlake Chemical Corp. ........       123         3,116
Zoltek Cos., Inc. (a)...........       184         8,028
                                             -----------
                                                 398,448
                                             -----------
COMMERCIAL BANKS -- 4.8%
1st Source Corp. ...............        88         2,015
Alabama National Bancorp........       128         9,974
AMCORE Financial, Inc. .........       143         3,564
Bancfirst Corp. ................        48         2,154
BancorpSouth, Inc. .............       522        12,685
Bank of Hawaii Corp. ...........       336        17,758
Bank of the Ozarks, Inc. .......        79         2,412
Banner Corp. ...................       100         3,439
Beneficial Mutual Bancorp, Inc.
  (a)...........................       237         2,311
BOK Financial Corp. ............       153         7,866
Boston Private Financial
  Holdings, Inc. ...............       240         6,682
Capital City Bank Group, Inc. ..        84         2,621
Capitol Bancorp, Ltd. ..........       111         2,756
Cascade Bancorp.................       135         3,005
Cathay General Bancorp..........       286         9,212
Centennial Bank Holdings, Inc.
  (a)...........................       378         2,419
Central Pacific Financial
  Corp. ........................       200         5,840
Chemical Financial Corp. .......       147         3,565
Chittenden Corp. ...............       316        11,111
Citizens Republic Bancorp,
  Inc. .........................       507         8,168
City Bank.......................        91         2,614
City Holding Co. ...............       111         4,042
CoBiz, Inc. ....................       124         2,123
Columbia Banking System, Inc. ..       124         3,946
Community Bank System, Inc. ....       202         3,943
Community Banks, Inc. ..........       163         4,856
Community Trust Bancorp, Inc. ..        94         2,824
Cullen/Frost Bankers, Inc. .....       404        20,248
CVB Financial Corp. ............       432         5,054
East West Bancorp, Inc. ........       378        13,593

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
F N B Corp. ....................       404   $     6,682
First Bancorp- North Carolina...        89         1,814
First BanCorp- Puerto Rico......       523         4,968
First Charter Corp. ............       235         7,090
First Citizens Bancshares, Inc.
  (Class A).....................        39         6,802
First Commonwealth Financial
  Corp. ........................       450         4,977
First Community Bancorp, Inc. ..       180         9,848
First Financial Bancorp.........       254         3,246
First Financial Bankshares,
  Inc. .........................       117         4,701
First Financial Corp. ..........        66         2,000
First Indiana Corp. ............        80         2,506
First Merchants Corp. ..........       124         2,673
First Midwest Bancorp, Inc. ....       338        11,546
First State Bancorp.............       129         2,534
FirstMerit Corp. ...............       507        10,018
Frontier Financial Corp. .......       303         7,069
Fulton Financial Corp. .........     1,171        16,839
Glacier Bancorp, Inc. ..........       350         7,882
Great Southern Bancorp, Inc. ...        65         1,615
Hancock Holding Co. ............       176         7,054
Hanmi Financial Corp. ..........       316         4,895
Harleysville National Corp. ....       186         2,956
IBERIABANK Corp. ...............        79         4,159
Independent Bank Corp.-
  Massachusetts.................        94         2,792
Independent Bank Corp.-
  Michigan......................       147         1,624
Integra Bank Corp. .............       141         2,556
International Bancshares
  Corp. ........................       358         7,769
Irwin Financial Corp. ..........       159         1,752
MB Financial, Inc. .............       236         8,154
Midwest Banc Holdings, Inc. ....       134         1,979
Nara Bancorp, Inc. .............       141         2,202
National Penn Bancshares,
  Inc. .........................       294         4,802
NBT Bancorp, Inc. ..............       225         4,891
Old National Bancorp............       453         7,506
Old Second Bancorp, Inc. .......        87         2,479
Omega Financial Corp. ..........        76         2,007
Oriental Financial Group........       139         1,599
Pacific Capital Bancorp.........       308         8,100
Park National Corp. ............        78         6,802
PrivateBancorp, Inc. ...........       149         5,191
Prosperity Bancshares, Inc. ....       290         9,616
Provident Bankshares Corp. .....       210         6,579
Republic Bancorp, Inc.-
  Kentucky......................        75         1,188
S&T Bancorp, Inc. ..............       168         5,391
S.Y. Bancorp, Inc. .............        84         2,271
Sandy Spring Bancorp, Inc. .....       109         3,283
Santander Bancorp...............        37           475
Seacoast Banking Corp. of
  Florida.......................       100         1,870
Signature Bank (a)..............       191         6,729
Simmons First National Corp. ...        82         2,160
South Financial Group, Inc. ....       485        11,029
Sterling Bancorp................       119         1,666
Sterling Bancshares, Inc. ......       482         5,500
Sterling Financial Corp.-
  Pennsylvania..................       188         3,224
Sterling Financial Corp.-
  Washington....................       340         9,149
Suffolk Bancorp.................        67         2,148
Sun Bancorp, Inc. (a)...........       119         2,083
Susquehanna Bancshares, Inc. ...       342         6,874
SVB Financial Group (a).........       234        11,082
Texas Capital Bancshares, Inc.
  (a)...........................       168         3,652
Tompkins Trustco, Inc. .........        47         1,866
Trico Bancshares................        93         2,071
Trustmark Corp. ................       344         9,646
UCBH Holdings, Inc. ............       703        12,288
UMB Financial Corp. ............       208         8,915
Umpqua Holdings Corp. ..........       408         8,164
United Bankshares, Inc. ........       293         8,919
United Community Banks, Inc. ...       320         7,846
USB Holding Co., Inc. ..........        79         1,835
Virginia Commerce Bancorp, Inc.
  (a)...........................       130         1,864
W Holding Co., Inc. ............       859         1,924
Washington Trust Bancorp,
  Inc. .........................        82         2,212
Webster Financial Corp. ........       370        15,584
WesBanco, Inc. .................       123         3,073
West Coast Bancorp..............        99         2,813
Westamerica Bancorp.............       198         9,862
Western Alliance Bancorp (a)....       155         3,653
Whitney Holding Corp. ..........       458        12,082
Wilmington Trust Corp. .........       461        17,933
Wintrust Financial Corp. .......       163         6,958
Yardville National Bancorp......        73         2,455
                                             -----------
                                                 626,811
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.5%
ABM Industries, Inc. ...........       287         5,734
ACCO Brands Corp. (a)...........       360         8,078
Administaff, Inc. ..............       162         5,881
Advisory Board Co. (a)..........       121         7,075
American Reprographics Co. (a)..       246         4,605
Bowne & Co., Inc. ..............       178         2,965
CBIZ, Inc. (a)..................       348         2,767
CDI Corp. ......................        81         2,258
Cenveo, Inc. (a)................       334         7,224
Clean Harbors, Inc. (a).........       111         4,942
Comfort Systems USA, Inc. ......       281         3,990
Consolidated Graphics, Inc.
  (a)...........................        94         5,902
Copart, Inc. (a)................       443        15,235
Corrections Corp. of America
  (a)...........................       823        21,538
CoStar Group, Inc. (a)..........       129         6,895
Covanta Holding Corp. (a).......       724        17,745
CRA International, Inc. (a).....        78         3,759
Deluxe Corp. ...................       347        12,784
Diamond Management & Technology
  Consultants, Inc. ............       203         1,868
Ennis, Inc. ....................       167         3,681
First Advantage Corp. (Class A)
  (a)...........................        48           848
FTI Consulting, Inc. (a)........       286        14,389
Fuel Tech, Inc. (a).............       110         2,430
G & K Services, Inc. (Class A)..       146         5,869
Healthcare Services Group,
  Inc. .........................       261         5,290
Heidrick & Struggles
  International, Inc. (a).......       121         4,410
Herman Miller, Inc. ............       420        11,399
HNI Corp. ......................       256         9,216
Hudson Highland Group, Inc.
  (a)...........................       161         2,050
Huron Consulting Group, Inc.
  (a)...........................       120         8,714
IHS, Inc. (a)...................       203        11,467
IKON Office Solutions, Inc. ....       724         9,303
Innerworkings, Inc. (a).........       179         3,084
Interface, Inc. (Class A).......       352         6,354
Kelly Services, Inc. (Class A)..       158         3,130
Kenexa Corp. (a)................       154         4,740
Kforce, Inc. (a)................       273         3,511
Knoll, Inc. ....................       331         5,872
Korn/Ferry International (a)....       356         5,878

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Labor Ready, Inc. (a)...........       306   $     5,664
Layne Christensen Co. (a).......       106         5,881
LECG Corp. (a)..................       149         2,220
M&F Worldwide Corp. (a).........        93         4,668
McGrath Rentcorp................       154         5,119
Mine Safety Appliances Co. .....       152         7,161
Mobile Mini, Inc. (a)...........       233         5,629
Navigant Consulting, Inc. (a)...       329         4,165
PHH Corp. (a)...................       362         9,513
Pike Electric Corp. (a).........       109         2,045
Resources Connection, Inc. .....       308         7,130
Rollins, Inc. ..................       234         6,245
RSC Holdings, Inc. (a)..........       134         2,198
Schawk, Inc. ...................        77         1,738
School Specialty, Inc. (a)......       124         4,294
Spherion Corp. (a)..............       363         2,998
Steelcase, Inc. (Class A).......       411         7,390
TeleTech Holdings, Inc. (a).....       269         6,432
Tetra Tech, Inc. (a)............       379         8,004
The Brink's Co. ................       276        15,423
The Corporate Executive Board
  Co. ..........................       244        18,115
The Geo Group, Inc. (a).........       332         9,831
United Stationers, Inc. (a).....       185        10,271
Viad Corp. .....................       129         4,644
Volt Information Sciences, Inc.
  (a)...........................       101         1,782
Waste Connections, Inc. (a).....       463        14,705
Watson Wyatt Worldwide, Inc.
  (Class A).....................       287        12,898
                                             -----------
                                                 449,043
                                             -----------
COMMUNICATIONS EQUIPMENT -- 2.4%
3Com Corp. (a)..................     2,644        13,061
Acme Packet, Inc. (a)...........       155         2,390
ADC Telecommunications, Inc.
  (a)...........................       792        15,531
Adtran, Inc. ...................       412         9,488
Airvana, Inc. (a)...............        54           327
Andrew Corp. (a)................     1,061        14,695
Arris Group, Inc. (a)...........       715         8,830
Aruba Networks, Inc. (a)........        52         1,040
Avocent Corp. (a)...............       304         8,852
Bel Fuse, Inc. (Class B)........        70         2,426
BigBand Networks, Inc. (a)......       170         1,088
Black Box Corp. ................       112         4,789
Blue Coat Systems, Inc. (a).....       106         8,349
C-COR.net Corp. (a).............       289         3,321
CIENA Corp. (a).................       574        21,858
CommScope, Inc. (a).............       409        20,548
Comtech Telecommunications Corp.
  (a)...........................       157         8,398
Dycom Industries, Inc. (a)......       276         8,454
Extreme Networks, Inc. (a)......       765         2,938
F5 Networks, Inc. (a)...........       568        21,124
Finisar Corp. (a)...............     1,610         4,508
Foundry Networks, Inc. (a)......       873        15,513
Harmonic, Inc. (a)..............       537         5,698
Harris Stratex Networks, Inc.
  (a)...........................       151         2,638
Hughes Communications, Inc.
  (a)...........................        42         2,178
Infinera Corp. (a)..............        90         1,814
InterDigital, Inc. (a)..........       321         6,670
Ixia (a)........................       235         2,049
Loral Space & Communications,
  Ltd. (a)......................        82         3,260
Mastec, Inc. (a)................       312         4,390
Netgear, Inc. (a)...............       235         7,149
Nextwave Wireless, Inc. (a).....       349         1,996
OpNext, Inc. (a)................       140         1,624
Packeteer, Inc. (a).............       226         1,718
Plantronics, Inc. ..............       328         9,364
Polycom, Inc. (a)...............       619        16,626
Powerwave Technologies, Inc.
  (a)...........................       763         4,700
Riverbed Technology, Inc. (a)...       173         6,987
ShoreTel, Inc. (a)..............        51           730
Sirenza Microdevices, Inc. (a)..       264         4,565
Sonus Networks, Inc. (a)........     1,766        10,773
Starent Networks Corp. (a)......        68         1,435
Sycamore Networks, Inc. (a).....     1,278         5,201
Symmetricom, Inc. (a)...........       297         1,396
Tekelec (a).....................       428         5,179
Utstarcom, Inc. (a).............       686         2,511
Viasat, Inc. (a)................       193         5,950
                                             -----------
                                                 314,129
                                             -----------
COMPUTERS & PERIPHERALS -- 1.0%
Adaptec, Inc. (a)...............       818         3,125
Avid Technology, Inc. (a).......       275         7,447
Brocade Communications Systems,
  Inc. (a)......................     2,688        23,009
Data Domain, Inc. (a)...........        48         1,486
Electronics for Imaging, Inc.
  (a)...........................       387        10,395
Emulex Corp. (a)................       590        11,310
Gateway, Inc. (a)...............     1,667         3,134
Hutchinson Technology, Inc.
  (a)...........................       174         4,280
Hypercom Corp. (a)..............       309         1,397
Imation Corp. ..................       228         5,593
Intermec, Inc. (a)..............       322         8,411
Isilon Systems, Inc. (a)........       163         1,255
Novatel Wireless, Inc. (a)......       222         5,028
Palm, Inc. (a)..................       636        10,348
QLogic Corp. (a)................     1,015        13,652
Quantum Corp. (a)...............     1,279         4,349
Rackable Systems, Inc. (a)......       182         2,360
Stratasys, Inc. (a).............       140         3,858
Synaptics, Inc. (a).............       175         8,358
                                             -----------
                                                 128,795
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.1%
Aecom Technology Corp. (a)......       292        10,200
EMCOR Group, Inc. (a)...........       432        13,547
Granite Construction, Inc. .....       229        12,142
Insituform Technologies, Inc.
  (a)...........................       171         2,604
Perini Corp. (a)................       137         7,662
Quanta Services, Inc. (a).......     1,145        30,285
The Shaw Group, Inc. (a)........       509        29,573
URS Corp. (a)...................       357        20,153
Washington Group International,
  Inc. (a)......................       194        17,035
                                             -----------
                                                 143,201
                                             -----------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. ..........       321        11,473
Headwaters, Inc. (a)............       280         4,166
Texas Industries, Inc. .........       183        14,365
                                             -----------
                                                  30,004
                                             -----------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance
  Centers, Inc. ................       426         4,545
Advanta Corp. (Class B).........       256         7,020
AmeriCredit Corp. (a)...........       794        13,959
Cash America International,
  Inc. .........................       199         7,482

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
CompuCredit Corp. (a)...........       208   $     4,516
Credit Acceptance Corp. (a).....        14           323
Dollar Financial Corp. (a)......       164         4,679
Ezcorp, Inc. (a)................       241         3,242
First Cash Financial Services,
  Inc. (a)......................       193         4,520
Nelnet, Inc. ...................       133         2,426
World Acceptance Corp. (a)......       103         3,407
                                             -----------
                                                  56,119
                                             -----------
CONTAINERS & PACKAGING -- 0.7%
Aptargroup, Inc. ...............       433        16,398
Graphic Packaging Corp. (a).....       650         2,938
Greif, Inc. (Class A)...........       203        12,318
Myers Industries, Inc. .........       175         3,468
Packaging Corp. of America......       629        18,285
Rock-Tenn Co. ..................       253         7,312
Silgan Holdings, Inc. ..........       150         8,062
Smurfit-Stone Container Corp.
  (a)...........................     1,714        20,020
                                             -----------
                                                  88,801
                                             -----------
DISTRIBUTORS -- 0.2%
Audiovox Corp. (Class A) (a)....       118         1,214
Building Material Holding
  Corp. ........................       191         2,021
Keystone Automotive Industries,
  Inc. (a)......................       108         5,158
LKQ Corp. (a)...................       394        13,715
                                             -----------
                                                  22,108
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Bright Horizons Family
  Solutions, Inc. (a)...........       172         7,368
Capella Education Co. (a).......        68         3,802
Career Education Corp. (a)......       615        17,214
Coinmach Service Corp. .........       187         2,242
Coinstar, Inc. (a)..............       173         5,565
Corinthian Colleges, Inc. (a)...       586         9,323
DeVry, Inc. ....................       414        15,322
INVESTools, Inc. (a)............       309         3,736
Jackson Hewitt Tax Service,
  Inc. .........................       193         5,396
Lincoln Educational Services
  Corp. (a).....................        16           209
Matthews International Corp.
  (Class A).....................       213         9,329
Pre-Paid Legal Services, Inc.
  (a)...........................        59         3,272
Regis Corp. ....................       305         9,733
Service Corp. International.....     1,940        25,026
Sotheby's Holdings, Inc. .......       449        21,458
Steiner Leisure, Ltd. (a).......       105         4,557
Stewart Enterprises, Inc. (Class
  A)............................       616         4,694
Strayer Education, Inc. ........        98        16,526
Universal Technical Institute,
  Inc. (a)......................       151         2,718
                                             -----------
                                                 167,490
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Asset Acceptance Capital
  Corp. ........................        99         1,148
Financial Federal Corp. ........       173         4,846
Interactive Brokers Group, Inc.
  (Class A) (a).................       274         7,195
International Securities
  Exchange Holdings, Inc. ......       251        16,684
KKR Financial Holdings LLC......       547         9,217
MarketAxess Holdings, Inc. (a)..       206         3,090
NewStar Financial, Inc. (a).....       234         2,630
Pico Holdings, Inc. (a).........       112         4,654
Portfolio Recovery Associates,
  Inc. .........................       106         5,626
Resource America, Inc. .........        96         1,516
The Nasdaq Stock Market, Inc.
  (a)...........................       655        24,680
                                             -----------
                                                  81,286
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
Alaska Communications Systems
  Group, Inc. ..................       296         4,277
Cbeyond, Inc. (a)...............       143         5,833
Cincinnati Bell, Inc. (a).......     1,670         8,250
Cogent Communications Group,
  Inc. (a)......................       319         7,445
Consolidated Communications
  Holdings, Inc. ...............       130         2,549
Covad Communications Group, Inc.
  (a)...........................     1,940         1,300
Fairpoint Communications,
  Inc. .........................       177         3,338
General Communication, Inc.
  (Class A) (a).................       314         3,812
Global Crossing, Ltd. (a).......       151         3,183
Globalstar, Inc. (a)............       168         1,231
IDT Corp. (Class B).............       416         3,482
Iowa Telecommunications
  Services, Inc. ...............       210         4,168
NeuStar, Inc. (Class A) (a).....       516        17,694
North Pittsburgh Systems,
  Inc. .........................        88         2,091
NTELOS Holdings Corp. ..........       198         5,833
Paetec Holding Corp. (a)........       552         6,883
Premiere Global Services, Inc.
  (a)...........................       387         4,896
SureWest Communications.........        83         2,076
Time Warner Telecom, Inc. (Class
  A) (a)........................       978        21,487
Vonage Holdings Corp. (a).......       263           274
                                             -----------
                                                 110,102
                                             -----------
ELECTRIC UTILITIES -- 1.2%
ALLETE, Inc. ...................       166         7,430
Cleco Corp. ....................       392         9,906
El Paso Electric Co. (a)........       314         7,263
Empire District Electric Co. ...       194         4,383
Great Plains Energy, Inc. ......       581        16,739
Hawaiian Electric Industries,
  Inc. .........................       541        11,745
IDACORP, Inc. ..................       295         9,658
ITC Holdings Corp. .............       279        13,824
MGE Energy, Inc. ...............       144         4,815
Otter Tail Corp. ...............       179         6,381
Portland General Electric Co. ..       424        11,787
Sierra Pacific Resources........     1,490        23,438
UIL Holdings Corp. .............       147         4,631
Unisource Energy Corp. .........       231         6,905
Westar Energy, Inc. ............       618        15,178
                                             -----------
                                                 154,083
                                             -----------
ELECTRICAL EQUIPMENT -- 1.6%
A.O. Smith Corp. ...............       134         5,880
Acuity Brands, Inc. ............       294        14,841
American Superconductor Corp.
  (a)...........................       261         5,345
Baldor Electric Co. ............       279        11,146
Belden CDT, Inc. ...............       304        14,261
Brady Corp. ....................       327        11,733
Encore Wire Corp. ..............       108         2,714
Energy Conversion Devices, Inc.
  (a)...........................       258         5,862
EnerSys (a).....................       211         3,749
Evergreen Solar, Inc. (a).......       635         5,671
Franklin Electric Co., Inc. ....       108         4,440
FuelCell Energy, Inc. (a).......       446         3,987
General Cable Corp. (a).........       352        23,626
Genlyte Group, Inc. (a).........       168        10,796
GrafTech International, Ltd.
  (a)...........................       706        12,595

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
II-VI, Inc. (a).................       161   $     5,559
Medis Technologies, Ltd. (a)....       139         1,807
Plug Power, Inc. (a)............       408         1,265
Polypore International, Inc.
  (a)...........................        97         1,364
Power-One, Inc. (a).............       470         2,397
Regal-Beloit Corp. .............       210        10,057
Superior Essex, Inc. (a)........       137         5,107
Thomas & Betts Corp. (a)........       395        23,163
Vicor Corp. ....................       122         1,479
Woodward Governor Co. ..........       198        12,355
                                             -----------
                                                 201,199
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Agilysys, Inc. .................       201         3,397
Anixter International, Inc.
  (a)...........................       217        17,892
AVX Corp. ......................       345         5,555
Benchmark Electronics, Inc.
  (a)...........................       479        11,434
Brightpoint, Inc. (a)...........       346         5,193
Checkpoint Systems, Inc. (a)....       257         6,782
Cogent, Inc. (a)................       262         4,108
Cognex Corp. ...................       264         4,689
Coherent, Inc. (a)..............       214         6,865
CTS Corp. ......................       244         3,148
Daktronics, Inc. ...............       253         6,887
Dolby Laboratories, Inc. (a)....       296        10,307
Echelon Corp. (a)...............       202         5,052
Electro Scientific Industries,
  Inc. (a)......................       171         4,097
FARO Technologies, Inc. (a).....       105         4,636
FLIR Systems, Inc. (a)..........       447        24,759
Insight Enterprises, Inc. (a)...       334         8,621
IPG Photonics Corp. (a).........       123         2,418
Itron, Inc. (a).................       202        18,800
KEMET Corp. (a).................       555         4,079
L-1 Identity Solutions, Inc.
  (a)...........................       473         8,916
Littelfuse, Inc. (a)............       144         5,139
Measurement Specialties, Inc.
  (a)...........................        86         2,399
Mercury Computer System, Inc.
  (a)...........................       136         1,398
Methode Electronics, Inc. (Class
  A)............................       242         3,642
Mettler Toledo International,
  Inc. (a)......................       248        25,296
MTS Systems Corp. ..............       115         4,784
Multi-Fineline Electronix, Inc.
  (a)...........................        67           994
National Instruments Corp. .....       387        13,286
Newport Corp. (a)...............       243         3,701
Park Electrochemical Corp. .....       124         4,164
Plexus Corp. (a)................       315         8,631
Rofin-Sinar Technologies, Inc.
  (a)...........................       100         7,021
Rogers Corp. (a)................       121         4,984
Sanmina-SCI Corp. (a)...........     3,570         7,568
Scansource, Inc. (a)............       167         4,694
Smart Modular Technologies
  (WWH),
  Inc. (a)......................       229         1,637
SYNNEX Corp. (a)................       114         2,344
Tech Data Corp. (a).............       372        14,925
Technitrol, Inc. ...............       265         7,142
Tektronix, Inc. ................       519        14,397
TTM Technologies, Inc. (a)......       269         3,112
Universal Display Corp. (a).....       213         3,774
Vishay Intertechnology, Inc.
  (a)...........................     1,155        15,050
                                             -----------
                                                 327,717
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 2.8%
Allis-Chalmers Energy, Inc.
  (a)...........................       201         3,807
Atwood Oceanics, Inc. (a).......       181        13,857
Basic Energy Services, Inc.
  (a)...........................       159         3,342
Bristow Group, Inc. (a).........       153         6,688
Cal Dive International, Inc.
  (a)...........................       144         2,160
CARBO Ceramics, Inc. ...........       140         7,102
Complete Production Services,
  Inc. (a)......................       287         5,878
Dresser-Rand Group, Inc. (a)....       576        24,601
Dril-Quip, Inc. (a).............       184         9,080
Exterran Holdings, Inc. (a).....       444        35,671
Exterran Partners LP............        73         2,336
Global Industries, Ltd. (a).....       591        15,224
Grey Wolf, Inc. (a).............     1,214         7,952
Gulfmark Offshore, Inc. (a).....       130         6,326
Helmerich & Payne, Inc. ........       645        21,175
Hercules Offshore, Inc. (a).....       585        15,274
Horizon Offshore, Inc. (a)......       186         3,069
Hornbeck Offshore Services, Inc.
  (a)...........................       155         5,689
ION Geophysical Corp. (a).......       481         6,652
Lufkin Industries, Inc. ........       100         5,502
NATCO Group, Inc. (a)...........       103         5,330
Newpark Resources, Inc. (a).....       585         3,136
Oceaneering International, Inc.
  (a)...........................       367        27,819
Oil States International, Inc.
  (a)...........................       334        16,132
Parker Drilling Co. (a).........       764         6,204
Pioneer Drilling Co. (a)........       320         3,898
RPC, Inc. ......................       268         3,808
SEACOR Holdings, Inc. (a).......       160        15,216
Superior Energy Services, Inc.
  (a)...........................       544        19,279
Superior Offshore International,
  Inc. (a)......................        64           720
Superior Well Services, Inc.
  (a)...........................        71         1,614
Tetra Technologies, Inc. (a)....       503        10,633
Tidewater, Inc. ................       378        23,754
Unit Corp. (a)..................       313        15,149
W-H Energy Services, Inc. (a)...       201        14,824
                                             -----------
                                                 368,901
                                             -----------
FOOD & STAPLES RETAILING -- 0.8%
BJ'S Wholesale Club, Inc. (a)...       429        14,226
Casey's General Stores, Inc. ...       344         9,529
Great Atlantic & Pacific Tea Co.
  (a)...........................       115         3,503
Ingles Markets, Inc. ...........        83         2,379
Longs Drug Stores Corp. ........       217        10,778
Nash Finch Co. .................        87         3,465
Pantry, Inc. (a)................       150         3,844
Pathmark Stores, Inc. (a).......       205         2,614
Performance Food Group Co. (a)..       213         6,418
Pricesmart, Inc. ...............        86         2,030
Rite Aid Corp. (a)..............     3,642        16,826
Ruddick Corp. ..................       243         8,150
The Andersons, Inc. ............       118         5,666
The Topps Co., Inc. ............       301         2,917
United Natural Foods, Inc. (a)..       259         7,050
Weis Markets, Inc. .............        76         3,244
Winn-Dixie Stores, Inc. (a).....       351         6,571
                                             -----------
                                                 109,210
                                             -----------
FOOD PRODUCTS -- 1.2%
Alico, Inc. ....................        24         1,040
B&G Foods, Inc. ................        90         1,152
Chiquita Brands International,
  Inc. (a)......................       273         4,322
Corn Products International,
  Inc. .........................       499        22,889
Darling International, Inc.
  (a)...........................       492         4,866
Del Monte Foods Co. ............     1,349        14,164
Farmer Brothers Co. ............        40           995

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Flowers Foods, Inc. ............       571   $    12,448
Fresh Del Monte Produce, Inc. ..       184         5,290
Green Mountain Coffee Roasters,
  Inc. (a)......................       121         4,016
Hain Celestial Group, Inc. (a)..       269         8,643
J&J Snack Foods Corp. ..........        89         3,099
Lancaster Colony Corp. .........       169         6,451
Lance, Inc. ....................       198         4,558
Pilgrim's Pride Corp. ..........       274         9,516
Ralcorp Holdings, Inc. (a)......       177         9,880
Reddy Ice Holdings, Inc. .......       114         3,006
Sanderson Farms, Inc. ..........       113         4,709
Seaboard Corp. .................         2         3,920
The J.M. Smucker Co. ...........       385        20,567
Tootsie Roll Industries, Inc. ..       165         4,377
TreeHouse Foods, Inc. (a).......       202         5,464
                                             -----------
                                                 155,372
                                             -----------
GAS UTILITIES -- 1.7%
AGL Resources, Inc. ............       526        20,840
Amerigas Partners LP............       216         7,711
Atmos Energy Corp. .............       598        16,935
Energen Corp. ..................       439        25,076
Ferrellgas Partners LP..........       260         5,928
Laclede Group, Inc. ............       136         4,390
National Fuel Gas Co. ..........       474        22,188
New Jersey Resources Corp. .....       188         9,323
Nicor, Inc. ....................       297        12,741
Northwest Natural Gas Co. ......       176         8,043
Piedmont Natural Gas Co.,
  Inc. .........................       479        12,018
South Jersey Industries, Inc. ..       191         6,647
Southern Union Co. .............       679        21,124
Southwest Gas Corp. ............       281         7,950
Spectra Energy Partners LP (a)..        65         1,707
Suburban Propane Partners LP....       217         9,635
UGI Corp. ......................       709        18,420
WGL Holdings, Inc. .............       333        11,285
                                             -----------
                                                 221,961
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
Accuray, Inc. (a)...............       253         4,417
Advanced Medical Optics, Inc.
  (a)...........................       402        12,297
Align Technology, Inc. (a)......       409        10,360
American Medical Systems
  Holdings,
  Inc. (a)......................       473         8,017
Analogic Corp. .................        94         5,993
Arthrocare Corp. (a)............       182        10,172
Aspect Medical Systems, Inc.
  (a)...........................       108         1,466
CONMED Corp. (a)................       183         5,122
Cyberonics, Inc. (a)............       115         1,603
Datascope Corp. ................        81         2,739
DJO, Inc. (a)...................       155         7,611
Edwards Lifesciences Corp. (a)..       394        19,428
ev3, Inc. (a)...................       186         3,054
Foxhollow Technologies, Inc.
  (a)...........................       141         3,722
Gen-Probe, Inc. (a).............       351        23,370
Greatbatch, Inc. (a)............       143         3,802
Haemonetics Corp. (a)...........       175         8,649
Hologic, Inc. (a)...............       364        22,204
I-Flow Corp. (a)................       151         2,807
ICU Medical, Inc. (a)...........        85         3,294
IDEXX Laboratories, Inc. (a)....       210        23,014
Immucor, Inc. (a)...............       465        16,624
Integra LifeSciences Holdings
  Corp. (a).....................       122         5,927
Invacare Corp. .................       211         4,933
Inverness Medical Innovations,
  Inc. (a)......................       338        18,698
Kensey Nash Corp. (a)...........        74         1,932
Kyphon, Inc. (a)................       307        21,490
Masimo Corp. (a)................        77         1,976
Mentor Corp. ...................       229        10,545
Meridian Bioscience, Inc. ......       247         7,489
Merit Medical Systems, Inc.
  (a)...........................       177         2,297
NuVasive, Inc. (a)..............       229         8,228
OraSure Technologies, Inc. (a)..       295         2,965
Orthofix International NV (a)...        98         4,799
Palomar Medical Technologies,
  Inc. (a)......................       109         3,105
PolyMedica Corp. ...............       151         7,931
ResMed, Inc. (a)................       514        22,035
Respironics, Inc. (a)...........       492        23,631
Sirona Dental Systems, Inc.
  (a)...........................       114         4,066
SonoSite, Inc. (a)..............       107         3,266
STERIS Corp. ...................       438        11,971
SurModics, Inc. (a).............       107         5,244
Symmetry Medical, Inc. (a)......       217         3,624
The Cooper Cos., Inc. ..........       301        15,778
Thoratec Corp. (a)..............       363         7,510
TomoTherapy, Inc. (a)...........        76         1,766
Vital Signs, Inc. ..............        52         2,711
Volcano Corp. (a)...............       167         2,746
West Pharmaceutical Services,
  Inc. .........................       224         9,332
Wright Medical Group, Inc. (a)..       231         6,195
                                             -----------
                                                 421,955
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.5%
Alliance Imaging, Inc. (a)......       182         1,649
Amedisys, Inc. (a)..............       177         6,800
AMERIGROUP Corp. (a)............       355        12,240
AMN Healthcare Services, Inc.
  (a)...........................       228         4,270
Amsurg Corp. (a)................       202         4,660
Apria Healthcare Group, Inc.
  (a)...........................       288         7,491
Assisted Living Concepts, Inc.
  (a)...........................       402         3,674
Centene Corp. (a)...............       284         6,109
Chemed Corp. ...................       165        10,256
Cross Country Healthcare, Inc.
  (a)...........................       200         3,494
Emeritus Corp. (a)..............       125         3,388
Gentiva Health Services, Inc.
  (a)...........................       167         3,208
Health Management Associates,
  Inc. .........................     1,599        11,097
HealthExtras, Inc. (a)..........       224         6,234
Healthsouth Corp. (a)...........       535         9,368
Healthspring, Inc. (a)..........       293         5,714
Healthways, Inc. (a)............       234        12,629
HMS Holdings Corp. (a)..........       151         3,716
inVentiv Health, Inc. (a).......       219         9,597
Kindred Healthcare, Inc. (a)....       230         4,119
Landauer, Inc. .................        62         3,160
LCA-Vision, Inc. ...............       128         3,762
LifePoint Hospitals, Inc. (a)...       382        11,464
Magellan Health Services, Inc.
  (a)...........................       265        10,754
Matria Healthcare, Inc. (a).....       138         3,610
Medcath Corp. (a)...............        91         2,499
Molina Healthcare, Inc. (a).....        89         3,228
National Healthcare Corp. ......        58         2,981
Nighthawk Radiology Holdings,
  Inc. (a)......................       116         2,843
Odyssey Healthcare, Inc. (a)....       220         2,114
Owens & Minor, Inc. ............       272        10,361
Pediatrix Medical Group, Inc.
  (a)...........................       326        21,327

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
PSS World Medical, Inc. (a).....       461   $     8,819
Psychiatric Solutions, Inc.
  (a)...........................       364        14,298
Radiation Therapy Services, Inc.
  (a)...........................        81         1,686
RehabCare Group, Inc. (a).......       119         2,093
Res-Care, Inc. (a)..............       173         3,951
Sierra Health Services, Inc.
  (a)...........................       337        14,218
Skilled Healthcare Group, Inc.
  (Class A) (a).................       137         2,158
Sun Healthcare Group, Inc. (a)..       264         4,411
Sunrise Assisted Living, Inc.
  (a)...........................       290        10,257
Tenet Healthcare Corp. (a)......     3,209        10,782
VCA Antech, Inc. (a)............       561        23,422
WellCare Health Plans, Inc.
  (a)...........................       241        25,409
                                             -----------
                                                 329,320
                                             -----------
HEALTH CARE TECHNOLOGY -- 0.4%
Allscripts Healthcare Solutions,
  Inc. (a)......................       376        10,163
Eclipsys Corp. (a)..............       329         7,672
HLTH Corp. (a)..................     1,225        17,358
Omnicell, Inc. (a)..............       226         6,450
Phase Forward, Inc. (a).........       280         5,603
The TriZetto Group, Inc. (a)....       299         5,236
                                             -----------
                                                  52,482
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 2.8%
AFC Enterprises, Inc. (a).......       200         3,010
Ambassadors Group, Inc. ........       120         4,572
Ameristar Casinos, Inc. ........       159         4,468
Applebees International, Inc. ..       503        12,515
Bally Technologies, Inc. (a)....       321        11,373
BJ's Restaurants, Inc. (a)......       123         2,589
Bob Evans Farms, Inc. ..........       237         7,153
Buffalo Wild Wings, Inc. (a)....       107         4,036
Burger King Holdings, Inc. .....       366         9,329
California Pizza Kitchen, Inc.
  (a)...........................       199         3,496
CBRL Group, Inc. ...............       162         6,610
CEC Entertainment, Inc. (a).....       217         5,831
Cedar Fair LP...................       341         8,133
Chipotle Mexican Grill, Inc.
  (a)...........................       219        25,870
Choice Hotels International,
  Inc. .........................       238         8,965
Churchill Downs, Inc. ..........        66         3,297
CKE Restaurants, Inc. ..........       376         6,095
Domino's Pizza, Inc. ...........       306         5,077
Gaylord Entertainment Co. (a)...       274        14,582
Great Wolf Resorts, Inc. (a)....       207         2,559
IHOP Corp. .....................       115         7,283
International Speedway Corp.
  (Class A).....................       229        10,502
Isle of Capri Casinos, Inc.
  (a)...........................       125         2,431
Jack in the Box, Inc. (a).......       207        13,422
Jamba, Inc. (a).................       133           935
Krispy Kreme Doughnuts, Inc.
  (a)...........................       378         1,512
Landry's Restaurants, Inc. .....       116         3,069
Life Time Fitness, Inc. (a).....       233        14,292
Marcus Corp. ...................       136         2,611
Morgans Hotel Group Co. (a).....       224         4,872
Multimedia Games, Inc. (a)......       163         1,389
O'Charleys, Inc. ...............       152         2,304
Orient-Express Hotels, Ltd.
  (Class A).....................       269        13,792
P F Chang's China Bistro, Inc.
  (a)...........................       170         5,032
Panera Bread Co. (Class A) (a)..       217         8,854
Papa John's International, Inc.
  (a)...........................       139         3,397
Peet's Coffee & Tea, Inc. (a)...        88         2,456
Pinnacle Entertainment, Inc.
  (a)...........................       400        10,892
Rare Hospitality International,
  Inc. (a)......................       208         7,927
Red Robin Gourmet Burgers, Inc.
  (a)...........................        99         4,247
Ruby Tuesday, Inc. .............       363         6,657
Ruth's Chris Steak House, Inc.
  (a)...........................       109         1,553
Scientific Games Corp. (Class A)
  (a)...........................       468        17,597
Shuffle Master, Inc. (a)........       225         3,364
Six Flags, Inc. (a).............       474         1,640
Sonic Corp. (a).................       436        10,202
Speedway Motorsports, Inc. .....        87         3,219
Texas Roadhouse, Inc. (Class A)
  (a)...........................       375         4,388
The Cheesecake Factory, Inc.
  (a)...........................       453        10,632
The Steak n Shake Co. (a).......       162         2,432
Triarc Cos., Inc. (Class B).....       440         5,504
Vail Resorts, Inc. (a)..........       208        12,956
WMS Industries, Inc. (a)........       297         9,831
                                             -----------
                                                 360,754
                                             -----------
HOUSEHOLD DURABLES -- 1.1%
American Greetings Corp. (Class
  A)............................       327         8,633
Avatar Holdings, Inc. (a).......        34         1,698
Beazer Homes USA, Inc. .........       258         2,128
Blyth, Inc. ....................       184         3,763
Brookfield Homes Corp. .........        77         1,428
Champion Enterprises, Inc. (a)..       492         5,402
CSS Industries, Inc. ...........        64         2,302
Ethan Allen Interiors, Inc. ....       196         6,407
Furniture Brands International,
  Inc. .........................       305         3,093
Helen of Troy, Ltd. (a).........       182         3,514
Hovnanian Enterprises, Inc.
  (a)...........................       289         3,205
iRobot Corp. (a)................        72         1,431
Jarden Corp. (a)................       471        14,573
Kimball International, Inc.
  (Class B).....................       175         1,992
La-Z-Boy, Inc. .................       345         2,546
M.D.C. Holdings, Inc. ..........       242         9,907
M/I Homes, Inc. ................        82         1,139
Meritage Homes Corp. (a)........       161         2,273
Palm Harbor Homes, Inc. (a).....        68           849
Russ Berrie & Co., Inc. (a).....        88         1,478
Ryland Group, Inc. .............       291         6,236
Sealy Corp. ....................       288         4,044
Skyline Corp. ..................        44         1,324
Snap-on, Inc. ..................       392        19,420
Standard Pacific Corp. .........       424         2,328
Tempur-Pedic International,
  Inc. .........................       504        18,018
Tupperware Corp. ...............       411        12,942
WCI Communities, Inc. (a).......       250         1,498
                                             -----------
                                                 143,571
                                             -----------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (Class
  A) (a)........................       457         4,104
Church & Dwight Co., Inc. ......       443        20,839
Spectrum Brands, Inc. (a).......       245         1,421
WD-40 Co. ......................       109         3,721
                                             -----------
                                                  30,085
                                             -----------
INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS -- 0.0%(b)
Ormat Technologies, Inc. .......        88         4,078
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Carlisle Cos., Inc. ............       421        20,461
Raven Industries, Inc. .........       124         4,966
Sequa Corp. (a).................        46         7,626
Standex International Corp. ....        72         1,489

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Teleflex, Inc. .................       263   $    20,493
Tredegar Corp. .................       178         3,070
Walter Industries, Inc. ........       354         9,523
                                             -----------
                                                  67,628
                                             -----------
INSURANCE -- 3.9%
Alfa Corp. .....................       241         4,381
Alleghany Corp. (a).............        35        14,210
Allied World Assurance Holdings,
  Ltd. .........................       235        12,199
American Equity Investment Life
  Holding Co. ..................       357         3,802
American Financial Group,
  Inc. .........................       478        13,633
American National Insurance
  Co. ..........................       106        13,944
Amtrust Financial Services,
  Inc. .........................       164         2,488
Argo Group International
  Holdings, Ltd. (a)............       202         8,789
Aspen Insurance Holdings,
  Ltd. .........................       504        14,067
Assured Guaranty, Ltd. .........       326         8,857
Baldwin & Lyons, Inc. (Class
  B)............................        60         1,639
Castlepoint Holdings, Ltd. .....       226         2,599
CNA Surety Corp. (a)............       101         1,781
Conseco, Inc. (a)...............     1,274        20,384
Darwin Professional
  Underwriters, Inc. (a)........        48         1,037
Delphi Financial Group..........       284        11,479
eHealth, Inc. (a)...............        69         1,911
Employers Holdings, Inc. .......       338         6,966
Endurance Specialty Holdings,
  Ltd. .........................       384        15,955
Enstar Group, Ltd. (a)..........        31         3,929
Erie Indemnity Co. (Class A)....       317        19,378
FBL Financial Group, Inc. (Class
  A)............................        90         3,554
First Acceptance Corp. (a)......       114           576
Flagstone Reinsurance Holdings,
  Ltd. .........................        84         1,116
Great American Financial
  Resources, Inc. ..............        52         1,275
Greenlight Capital Re, Ltd.
  (a)...........................        87         1,764
Harleysville Group, Inc. .......        92         2,942
HCC Insurance Holdings, Inc. ...       756        21,652
Hilb Rogal and Hobbs Co. .......       242        10,486
Hilltop Holdings, Inc. (a)......       312         3,663
Horace Mann Educators Corp. ....       276         5,440
Infinity Property & Casualty
  Corp. ........................       129         5,188
IPC Holdings, Ltd. .............       412        11,886
Kansas City Life Insurance
  Co. ..........................        25         1,102
LandAmerica Financial Group,
  Inc. .........................       109         4,249
Max Re Capital, Ltd. ...........       338         9,478
Mercury General Corp. ..........       175         9,438
Montpelier Re Holdings, Ltd. ...       648        11,470
National Financial Partners
  Corp. ........................       247        13,086
National Interstate Corp. ......        42         1,293
National Western Life Insurance
  Co. (Class A).................        16         4,095
Navigators Group, Inc. (a)......        88         4,774
Odyssey Re Holdings Corp. ......       189         7,014
OneBeacon Insurance Group,
  Ltd. .........................       155         3,340
Philadelphia Consolidated
  Holding Co. (a)...............       402        16,619
Platinum Underwriters Holdings,
  Ltd. .........................       396        14,240
Presidential Life Corp. ........       141         2,391
ProAssurance Corp. (a)..........       208        11,205
Reinsurance Group America,
  Inc. .........................       196        11,111
RLI Corp. ......................       147         8,338
Safety Insurance Group, Inc. ...       109         3,917
Security Capital Assurance,
  Ltd. .........................       232         5,299
Selective Insurance Group,
  Inc. .........................       352         7,491
StanCorp Financial Group,
  Inc. .........................       349        17,279
State Auto Financial Corp. .....        92         2,691
Stewart Information Services
  Corp. ........................       109         3,735
The Commerce Group, Inc. .......       395        11,641
The Hanover Insurance Group,
  Inc. .........................       337        14,892
The Midland Co. ................        71         3,902
The Phoenix Cos., Inc. .........       718        10,131
Tower Group, Inc. ..............       128         3,351
United America Indemnity, Ltd.
  (a)...........................       154         3,313
United Fire & Casualty Co. .....       141         5,512
Universal American Financial
  Corp. (a).....................       259         5,908
Validus Holdings, Ltd. (a)......        99         2,400
Wesco Financial Corp. ..........        10         3,980
Zenith National Insurance
  Corp. ........................       248        11,133
                                             -----------
                                                 502,788
                                             -----------
INTERNET & CATALOG
  RETAIL -- 0.5%
1-800-FLOWERS.COM, Inc.
  (Class A) (a).................       162         1,878
Blue Nile, Inc. (a).............        97         9,130
FTD Group, Inc. ................       130         1,934
GSI Commerce, Inc. (a)..........       121         3,219
Netflix, Inc. (a)...............       349         7,231
Nutri/System, Inc. (a)..........       216        10,128
Orbitz Worldwide, Inc. (a)......       221         2,495
Overstock.com, Inc. (a).........        92         2,650
Priceline.com, Inc. (a).........       231        20,501
Shutterfly, Inc. (a)............        90         2,872
Stamps.com, Inc. (a)............       133         1,592
Systemax, Inc. .................        69         1,410
ValueVision Media, Inc. (Class
  A) (a)........................       195         1,445
                                             -----------
                                                  66,485
                                             -----------
INTERNET SOFTWARE & SERVICES -- 1.5%
Ariba, Inc. (a).................       542         5,843
Bankrate, Inc. (a)..............        85         3,920
CMGI, Inc. (a)..................     2,993         4,070
CNET Networks, Inc. (a).........       906         6,750
comScore, Inc. (a)..............        35           945
DealerTrack Holdings, Inc. (a)..       233         9,758
Dice Holdings, Inc. (a).........       108         1,110
Digital River, Inc. (a).........       269        12,038
DivX, Inc. (a)..................       114         1,695
EarthLink, Inc. (a).............       813         6,439
Equinix, Inc. (a)...............       204        18,093
Infospace, Inc. ................       221         3,881
Internap Network Services Corp.
  (a)...........................       337         4,775
Interwoven, Inc. (a)............       267         3,799
Ipass, Inc. (a).................       365         1,533
j2 Global Communications, Inc.
  (a)...........................       332        10,866
Limelight Networks, Inc. (a)....        91           799
LoopNet, Inc. (a)...............       132         2,711
Marchex, Inc. (Class B).........       195         1,854
NIC, Inc. ......................       251         1,742
Omniture, Inc. (a)..............       259         7,853
Openwave Systems, Inc. .........       583         2,554
Perficient, Inc. (a)............       190         4,155
RealNetworks, Inc. (a)..........       675         4,576
S1 Corp. (a)....................       354         3,204
SAVVIS, Inc. (a)................       191         7,407
SonicWALL, Inc. (a).............       415         3,623
Switch & Data Facilities Co.,
  Inc. (a)......................       140         2,281
TechTarget, Inc. (a)............        48           811
The Knot, Inc. (a)..............       184         3,912

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Travelzoo, Inc. (a).............        48   $     1,102
United Online, Inc. ............       433         6,499
Valueclick, Inc. (a)............       675        15,160
Vignette Corp. (a)..............       194         3,894
VistaPrint, Ltd. (a)............       273        10,202
WebMD Health Corp. (Class A)
  (a)...........................        56         2,918
Websense, Inc. (a)..............       301         5,939
                                             -----------
                                                 188,711
                                             -----------
IT SERVICES -- 2.0%
Acxiom Corp. ...................       471         9,321
BearingPoint, Inc. (a)..........     1,352         5,476
Broadridge Financial Solutions,
  Inc. .........................       933        17,680
CACI International, Inc. (Class
  A) (a)........................       201        10,269
CIBER, Inc. (a).................       364         2,843
Convergys Corp. (a).............       931        16,162
CSG Systems International, Inc.
  (a)...........................       285         6,056
EnerNOC, Inc. (a)...............        24           916
Euronet Worldwide, Inc. (a).....       306         9,110
ExlService Holdings, Inc. (a)...        74         1,573
Forrester Research, Inc. (a)....        92         2,169
Gartner, Inc. (a)...............       466        11,398
Genpact, Ltd. (a)...............       230         3,899
Gevity HR, Inc. ................       135         1,384
Global Cash Access, Inc. (a)....       296         3,135
Heartland Payment Systems,
  Inc. .........................       147         3,778
Hewitt Associates, Inc. (Class
  A) (a)........................       665        23,308
infoUSA, Inc. ..................       231         2,146
Lionbridge Technologies, Inc.
  (a)...........................       388         1,548
Mantech International Corp.
  (a)...........................       121         4,354
MAXIMUS, Inc. ..................       152         6,624
MoneyGram International, Inc. ..       553        12,492
MPS Group, Inc. (a).............       673         7,504
Perot Systems Corp. (Class A)
  (a)...........................       609        10,298
SAIC, Inc. (a)..................       767        14,719
Sapient Corp. (a)...............       514         3,449
SRA International, Inc. (a).....       288         8,087
SYKES Enterprises, Inc. (a).....       160         2,658
Syntel, Inc. ...................        79         3,285
TNS, Inc. ......................       171         2,746
Unisys Corp. (a)................     2,344        15,517
VeriFone Holdings, Inc. (a).....       446        19,771
Wright Express Corp. (a)........       274         9,998
                                             -----------
                                                 253,673
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Brunswick Corp. ................       599        13,693
Callaway Golf Co. ..............       435         6,964
JAKKS Pacific, Inc. (a).........       183         4,888
Leapfrog Enterprises, Inc. (a)..       209         1,724
Marine Products Corp. ..........       102           865
MarineMax, Inc. (a).............       117         1,704
Nautilus Group, Inc. ...........       190         1,514
Oakley, Inc. ...................       180         5,226
Polaris Industries, Inc. .......       236        10,294
Pool Corp. .....................       337         8,418
RC2 Corp. (a)...................       144         3,987
Smith & Wesson Holding Corp.
  (a)...........................       205         3,914
                                             -----------
                                                  63,191
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.3%
Affymetrix, Inc. (a)............       454        11,518
Albany Molecular Research, Inc.
  (a)...........................       162         2,446
AMAG Pharmaceuticals, Inc. (a)..       112         6,406
Bio-Rad Laboratories, Inc.
  (Class A) (a).................       128        11,584
Bruker BioSciences Corp. (a)....       332         2,922
Cambrex Corp. ..................       178         1,938
Dionex Corp. (a)................       129        10,250
Enzo Biochem, Inc. (a)..........       250         2,837
eResearch Technology, Inc. (a)..       263         2,996
Exelixis, Inc. (a)..............       654         6,926
Illumina, Inc. (a)..............       362        18,781
Nektar Therapeutics (a).........       629         5,554
PAREXEL International Corp.
  (a)...........................       188         7,759
PerkinElmer, Inc. ..............       791        23,105
PharmaNet Development Group,
  Inc. (a)......................       117         3,396
PRA International (a)...........       134         3,940
Qiagen NV (a)...................         7           136
Techne Corp. (a)................       252        15,896
Varian, Inc. (a)................       203        12,913
Ventana Medical Systems, Inc.
  (a)...........................       235        20,189
                                             -----------
                                                 171,492
                                             -----------
MACHINERY -- 3.3%
Accuride Corp. (a)..............       142         1,720
Actuant Corp. (Class A).........       182        11,825
AGCO Corp. (a)..................       616        31,274
Albany International Corp.
  (Class A).....................       162         6,073
American Railcar Industries,
  Inc. .........................        57         1,255
Astec Industries, Inc. (a)......       113         6,492
ASV, Inc. (a)...................       131         1,838
Barnes Group, Inc. .............       282         9,001
Blount International, Inc. (a)..       245         2,783
Briggs & Stratton Corp. ........       336         8,461
Bucyrus International, Inc.
  (Class A).....................       248        18,087
Cascade Corp. ..................        67         4,366
Chart Industries, Inc. (a)......       189         6,078
CIRCOR International, Inc. .....       107         4,859
CLARCOR, Inc. ..................       334        11,426
Crane Co. ......................       353        16,933
EnPro Industries, Inc. (a)......       143         5,806
ESCO Technologies, Inc. (a).....       170         5,651
Federal Signal Corp. ...........       323         4,961
Force Protection, Inc. (a)......       449         9,725
Freightcar America, Inc. .......        81         3,094
Gardner Denver, Inc. (a)........       346        13,494
Graco, Inc. ....................       444        17,365
IDEX Corp. .....................       543        19,760
Kaydon Corp. ...................       188         9,774
Kennametal, Inc. ...............       261        21,919
Lincoln Electric Holdings,
  Inc. .........................       274        21,265
Lindsay Manufacturing Co. ......        68         2,977
Middleby Corp. (a)..............       113         7,293
Mueller Industries, Inc. .......       244         8,818
Mueller Water Products, Inc.
  (Class B).....................       780         8,580
NACCO Industries, Inc. .........        36         3,725
Nordson Corp. ..................       208        10,444
RBC Bearings, Inc. (a)..........       148         5,676
Robbins & Myers, Inc. ..........        86         4,927
Tecumseh Products Co. (Class A)
  (a)...........................       100         1,925
Tennant Co. ....................       115         5,601
The Greenbrier Cos., Inc. ......        96         2,564
The Timken Co. .................       512        19,021
The Toro Co. ...................       270        15,884
Titan International, Inc. ......       185         5,905

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Trinity Industries, Inc. .......       538   $    20,197
Valmont Industries, Inc. .......       124        10,521
Wabash National Corp. ..........       186         2,100
Wabtec Corp. ...................       329        12,324
Watts Water Technologies,
  Inc. .........................       204         6,263
Xerium Technologies, Inc. ......       132           713
                                             -----------
                                                 430,743
                                             -----------
MARINE -- 0.5%
Alexander & Baldwin, Inc. ......       291        14,588
American Commercial Lines, Inc.
  (a)...........................       289         6,858
Eagle Bulk Shipping, Inc. ......       285         7,336
Excel Maritime Carriers, Ltd. ..       100         5,580
Genco Shipping & Trading,
  Ltd. .........................       138         9,043
Horizon Lines, Inc. ............       156         4,763
Kirby Corp. (a).................       357        15,758
TBS International, Ltd. (a).....        68         2,805
                                             -----------
                                                  66,731
                                             -----------
MEDIA -- 2.0%
Arbitron, Inc. .................       203         9,204
Belo Corp. .....................       616        10,694
Catalina Marketing Corp. (a)....       239         7,741
Charter Communications, Inc.
  (a)...........................     2,458         6,342
Cinemark Holdings, Inc. ........       180         3,341
Citadel Broadcasting Corp. .....     1,196         4,975
CKX, Inc. (a)...................       321         3,952
Courier Corp. ..................        76         2,676
Cox Radio, Inc. (Class A) (a)...       229         2,988
Crown Media Holdings, Inc.
  (Class A) (a).................        61           439
Cumulus Media, Inc. (a).........       248         2,535
Dolan Media Co. (a).............        87         2,114
DreamWorks Animation SKG, Inc.
  (Class A) (a).................       496        16,576
Emmis Communications Corp. .....       217         1,072
Entercom Communications Corp. ..       206         3,982
Entravision Communications Corp.
  (a)...........................       420         3,872
Fisher Communications, Inc.
  (a)...........................        44         2,194
GateHouse Media, Inc. ..........       232         2,958
Gemstar-TV Guide International,
  Inc. (a)......................     1,689        11,755
Getty Images, Inc. (a)..........       350         9,744
Gray Television, Inc. ..........       286         2,428
Harte-Hanks, Inc. ..............       320         6,298
Hearst-Argyle Television,
  Inc. .........................       166         4,309
Interactive Data Corp. .........       243         6,853
John Wiley & Sons, Inc. (Class
  A)............................       332        14,917
Journal Communications, Inc. ...       302         2,863
Lee Enterprises, Inc. ..........       264         4,110
Lin TV Corp. (Class A) (a)......       173         2,251
Live Nation, Inc. (a)...........       399         8,479
Lodgenet Entertainment Corp.
  (a)...........................       129         3,271
Martha Stewart Living Omnimedia,
  Inc. (Class A) (a)............       160         1,864
Marvel Entertainment, Inc. (a)..       376         8,813
McClatchy Co. (Class A).........       367         7,333
Media General, Inc. (Class A)...       141         3,879
Mediacom Communications Corp.
  (a)...........................       348         2,453
Meredith Corp. .................       255        14,611
Morningstar, Inc. (a)...........        71         4,359
National CineMedia, Inc. .......       287         6,429
Primedia, Inc. .................       160         2,246
Radio One, Inc. (a).............       579         2,160
RCN Corp. (a)...................       246         3,026
Regal Entertainment Group.......       529        11,612
Scholastic Corp. (a)............       224         7,809
Sinclair Broadcast Group,
  Inc. .........................       361         4,346
Sun-Times Media Group, Inc.
  (a)...........................       395           897
Tivo, Inc. (a)..................       621         3,943
Valassis Communications, Inc.
  (a)...........................       308         2,747
Warner Music Group Corp. .......       295         2,980
Westwood One, Inc. .............       450         1,238
World Wrestling Entertainment,
  Inc. (Class A)................       123         1,855
                                             -----------
                                                 259,533
                                             -----------
METALS & MINING -- 2.4%
AK Steel Holding Corp. (a)......       741        32,567
AM Castle & Co. ................       122         3,977
AMCOL International Corp. ......       168         5,559
Brush Engineered Materials, Inc.
  (a)...........................       137         7,109
Carpenter Technology Corp. .....       176        22,882
Century Aluminum Co. (a)........       194        10,214
Cleveland-Cliffs, Inc. .........       278        24,456
Coeur d' Alene Mines Corp. (a)..     1,865         7,068
Commercial Metals Co. ..........       798        25,257
Compass Minerals International,
  Inc. .........................       212         7,217
Haynes International, Inc. (a)..        71         6,061
Hecla Mining Co. (a)............       819         7,330
Horsehead Holding Corp. (a).....        32           717
Kaiser Aluminum Corp. ..........        95         6,704
Meridian Gold, Inc. (a).........       680        22,508
Metal Management, Inc. .........       175         9,485
Quanex Corp. ...................       251        11,792
Reliance Steel & Aluminum Co. ..       417        23,577
Royal Gold, Inc. ...............       172         5,633
RTI International Metals, Inc.
  (a)...........................       153        12,127
Ryerson Tull, Inc. .............       154         5,196
Schnitzer Steel Industries, Inc.
  (Class A).....................       143        10,480
Steel Dynamics, Inc. ...........       611        28,534
Stillwater Mining Co. (a).......       282         2,902
Worthington Industries, Inc. ...       469        11,050
                                             -----------
                                                 310,402
                                             -----------
MULTI-UTILITIES -- 1.0%
Aquila, Inc. (a)................     2,505        10,045
Avista Corp. ...................       360         7,326
Black Hills Corp. ..............       250        10,255
CH Energy Group, Inc. ..........       106         5,067
CMS Energy Corp. ...............     1,511        25,415
NorthWestern Corp. .............       247         6,711
OGE Energy Corp. ...............       618        20,456
PNM Resources, Inc. ............       458        10,662
Puget Energy, Inc. .............       788        19,282
Vectren Corp. ..................       503        13,727
                                             -----------
                                                 128,946
                                             -----------
MULTILINE RETAIL -- 0.4%
99 Cents Only Stores (a)........       358         3,677
Big Lots, Inc. (a)..............       721        21,515
Dillard's, Inc. (Class A).......       444         9,693
Fred's, Inc. (Class A)..........       236         2,485
Retail Ventures, Inc. (a).......       189         1,967
Saks, Inc. .....................       849        14,560
The Bon-Ton Stores, Inc. .......        71         1,613
Tuesday Morning Corp. ..........       193         1,735
                                             -----------
                                                  57,245
                                             -----------

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a)........................       466   $    17,004
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 6.0%
Alliance Holdings GP LP.........        83         1,999
Alliance Resource Partners LP...       132         4,426
Alon USA Energy, Inc. ..........        84         2,838
Alpha Natural Resources, Inc.
  (a)...........................       438        10,175
APCO Argentina, Inc. ...........        15         1,581
Arena Resources, Inc. (a).......       116         7,598
Atlas America, Inc. ............       162         8,364
Atlas Energy Resources LLC......        53         1,675
Atlas Pipeline Holdings LP......        23           932
Atlas Pipeline Partners LP......        84         3,940
ATP Oil & Gas Corp. (a).........       157         7,384
Aventine Renewable Energy
  Holdings, Inc. (a)............       193         2,040
Berry Petroleum Co. (Class A)...       236         9,343
Bill Barrett Corp. (a)..........       191         7,527
Boardwalk Pipeline Partners LP..       143         4,380
Bois d'Arc Energy, Inc. (a).....       125         2,396
BP Prudhoe Bay Royalty Trust....       145        10,891
BreitBurn Energy Partners LP....       102         3,310
Buckeye GP Holdings LP..........        86         2,589
Buckeye Partners LP.............       275        13,458
Cabot Oil & Gas Corp. ..........       655        23,030
Calumet Specialty Products
  Partners LP...................        76         3,736
Capital Product Partners LP.....        96         2,370
Carrizo Oil & Gas, Inc. (a).....       151         6,774
Cheniere Energy Partners LP.....        97         1,788
Cheniere Energy, Inc. (a).......       302        11,829
Cimarex Energy Co. .............       558        20,785
Clean Energy Fuels Corp (a).....        64           969
Comstock Resources, Inc. (a)....       292         9,005
Concho Resources, Inc. (a)......       136         2,014
Contango Oil & Gas Co. (a)......        93         3,367
Continental Resources Inc. (a)..       190         3,447
Copano Energy LLC...............       255         9,366
Crosstex Energy LP..............       126         4,344
Crosstex Energy, Inc. ..........       306        11,600
DCP Midstream Partners LP.......        98         4,212
Delek US Holdings, Inc. ........        71         1,781
Delta Petroleum Corp. (a).......       448         8,042
Dorchester Minerals LP..........       175         3,561
Double Hull Tankers, Inc. ......       210         3,127
Duncan Energy Partners LP.......       106         2,416
Eagle Rock Energy Partners LP...       234         4,912
Enbridge Energy Management LLC
  (a)...........................        71         3,522
Encore Aquisition Co. (a).......       339        10,729
Encore Energy Partners LP (a)...        66         1,410
Energy Partners, Ltd. (a).......       175         2,569
Enterprise GP Holdings LP.......        68         2,577
EV Energy Partner LP............        62         2,219
Evergreen Energy, Inc. (a)......       502         2,560
EXCO Resources, Inc. (a)........       562         9,295
Forest Oil Corp. (a)............       525        22,596
Foundation Coal Holdings,
  Inc. .........................       308        12,074
General Maritime Corp. .........       179         4,996
GeoMet, Inc. (a)................       143           728
Goodrich Petroleum Corp. (a)....       115         3,646
Gulfport Energy Corp. (a).......       153         3,620
Harvest Natural Resources, Inc.
  (a)...........................       242         2,889
Helix Energy Solutions Group,
  Inc. (a)......................       562        23,863
Hiland Holdings GP LP...........        57         1,614
Holly Corp. ....................       310        18,547
Holly Energy Partners LP........        49         2,256
Hugoton Royalty Trust...........       264         6,241
Inergy Holdings LP..............        75         3,578
Inergy LP.......................       276         8,727
International Coal Group, Inc.
  (a)...........................       762         3,383
Kinder Morgan Management LLC
  (a)...........................       419        19,588
Legacy Reserves LP..............        92         2,041
Linn Energy LLC.................       334        10,648
Magellan Midstream Holdings LP..       142         3,749
Magellan Midstream Partners LP..       448        17,933
Mariner Energy, Inc. (a)........       544        11,266
Markwest Energy Partners LP.....       188         5,766
Markwest Hydrocarbon, Inc. .....        44         2,558
Massey Energy Co. ..............       512        11,172
McMoRan Exploration Co. (a).....       213         2,865
Natural Resource Partners LP....       218         6,797
NuStar Energy LP................       247        14,677
NuStar GP Holdings LLC..........       246         7,648
Overseas Shipholding Group,
  Inc. .........................       199        15,289
Pacific Ethanol, Inc. (a).......       239         2,299
Parallel Petroleum Corp. (a)....       241         4,095
Penn Virginia Corp. ............       255        11,215
Penn Virginia GP Holdings LP....       134         4,933
Penn Virginia Resource Partners
  LP............................       143         3,918
Petrohawk Energy Corp. (a)......     1,145        18,801
Petroleum Development Corp.
  (a)...........................        97         4,302
Plains Exploration & Production
  Co. (a).......................       488        21,579
Quicksilver Resources, Inc.
  (a)...........................       370        17,408
Regency Energy Partners LP......       222         6,527
Rentech, Inc. (a)...............     1,108         2,393
Rosetta Resources, Inc. (a).....       339         6,217
SemGroup Energy Partners LP
  (a)...........................        81         2,348
Ship Finance International,
  Ltd. .........................       271         7,119
St. Mary Land & Exploration
  Co. ..........................       421        15,017
Stone Energy Corp. (a)..........       172         6,882
Sunoco Logistics Partners LP....       110         5,626
Swift Energy Co. (a)............       199         8,143
Targa Resources Partners LP.....       134         3,886
TC Pipelines LP.................       104         3,711
Teekay LNG Partners LP..........        85         2,868
Teekay Offshore Partners LP.....        58         1,650
TEPPCO Partners LP..............       493        18,769
U.S. Shipping Partners LP.......        83         1,639
Uranium Resources Inc. (a)......       334         3,136
US BioEnergy Corp. (a)..........       283         2,182
USEC, Inc. (a)..................       567         5,812
Venoco, Inc. (a)................       139         2,384
VeraSun Energy Corp. (a)........       372         4,092
W&T Offshore, Inc. .............       176         4,291
Warren Resources, Inc. (a)......       400         5,016
Western Refining, Inc. .........       189         7,670
Whiting Petroleum Corp. (a).....       284        12,624
Williams Partners LP............       220         9,090
World Fuel Services Corp. ......       185         7,550
                                             -----------
                                                 780,149
                                             -----------
PAPER & FOREST PRODUCTS -- 0.3%
Bowater, Inc. ..................       377         5,625
Buckeye Technologies, Inc. (a)..       242         3,664
Deltic Timber Corp. ............        77         4,383
Glatfelter......................       300         4,452

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Louisiana-Pacific Corp. ........       691   $    11,726
Neenah Paper, Inc. .............       100         3,309
Schweitzer-Mauduit
  International, Inc. ..........        99         2,307
Wausau-Mosinee Paper Corp. .....       329         3,668
                                             -----------
                                                  39,134
                                             -----------
PERSONAL PRODUCTS -- 0.7%
Alberto Culver Co. .............       572        14,180
Bare Escentuals, Inc. (a).......       318         7,909
Chattem, Inc. (a)...............       101         7,123
Elizabeth Arden, Inc. (a).......       173         4,664
Herbalife, Ltd. ................       346        15,729
Mannatech, Inc. ................        95           770
NBTY, Inc. (a)..................       409        16,605
Nu Skin Enterprises, Inc. (Class
  A)............................       350         5,656
Playtex Products, Inc. (a)......       310         5,667
Prestige Brands Holdings, Inc.
  (a)...........................       225         2,470
Revlon, Inc. (Class A) (a)......     1,322         1,520
USANA Health Sciences, Inc.
  (a)...........................        55         2,406
                                             -----------
                                                  84,699
                                             -----------
PHARMACEUTICALS -- 1.0%
Adams Respiratory Therapeutics,
  Inc. (a)......................       214         8,248
Akorn, Inc. (a).................       361         2,704
Alpharma, Inc. (Class A)........       298         6,365
Auxilium Pharmaceuticals, Inc.
  (a)...........................       215         4,532
Jazz Pharmaceuticals, Inc. (a)..        39           437
KV Pharmaceutical Co. (Class A)
  (a)...........................       273         7,808
Medicis Pharmaceutical Corp.
  (Class A).....................       371        11,319
MGI Pharma, Inc. (a)............       539        14,974
Noven Pharmaceuticals, Inc.
  (a)...........................       155         2,469
Opko Health, Inc. (a)...........       638         2,552
Par Pharmaceutical Cos., Inc.
  (a)...........................       247         4,584
Perrigo Co. ....................       513        10,953
Salix Pharmaceuticals, Ltd.
  (a)...........................       308         3,825
Sciele Pharma, Inc. (a).........       217         5,646
Sucampo Pharmaceuticals, Inc.
  (a)...........................        24           258
The Medicines Co. (a)...........       343         6,109
Valeant Pharmaceuticals
  International (a).............       535         8,282
Viropharma, Inc. (a)............       458         4,076
Watson Pharmaceuticals, Inc.
  (a)...........................       689        22,324
Xenoport, Inc. (a)..............       147         6,916
                                             -----------
                                                 134,381
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 5.8%
Acadia Realty Trust.............       201         5,453
Alexander's, Inc. (a)...........        13         5,012
Alexandria Real Estate Equities,
  Inc. .........................       199        19,156
American Campus Communities,
  Inc. .........................       162         4,745
American Financial Realty
  Trust.........................       861         6,931
Anthracite Capital, Inc. .......       438         3,986
Anworth Mortgage Asset Corp. ...       298         1,606
Arbor Realty Trust, Inc. .......       128         2,418
Ashford Hospitality Trust,
  Inc. .........................       819         8,231
BioMed Realty Trust, Inc. ......       444        10,700
Brandywine Realty Trust.........       586        14,832
BRE Properties, Inc. (Class A)..       345        19,296
Capital Lease Funding, Inc. ....       319         3,270
Capital Trust, Inc. (Class A)...       107         3,799
CBL & Associates Properties,
  Inc. .........................       442        15,492
Cedar Shopping Centers, Inc. ...       297         4,045
Colonial Properties Trust.......       312        10,702
Corporate Office Properties
  Trust.........................       310        12,905
Cousins Properties, Inc. .......       277         8,133
Crystal River Capital, Inc. ....       162         2,723
DCT Industrial Trust, Inc. .....     1,141        11,946
Deerfield Triarc Capital
  Corp. ........................       268         2,425
DiamondRock Hospitality Co. ....       635        11,055
Digital Realty Trust, Inc. .....       379        14,929
Douglas Emmett, Inc. ...........       679        16,792
EastGroup Properties, Inc. .....       159         7,196
Education Realty Trust, Inc. ...       201         2,714
Entertainment Properties Trust..       177         8,992
Equity Inns, Inc. ..............       369         8,332
Equity Lifestyle Properties,
  Inc. .........................       153         7,925
Equity One, Inc. ...............       256         6,963
Essex Property Trust, Inc. .....       171        20,104
Extra Space Storage, Inc. ......       424         6,525
FelCor Lodging Trust, Inc. .....       414         8,251
First Industrial Realty Trust,
  Inc. .........................       301        11,700
First Potomac Realty Trust......       157         3,423
Franklin Street Properties
  Corp. ........................       421         7,262
Friedman, Billings, Ramsey
  Group, Inc. ..................     1,072         4,942
Getty Realty Corp. .............       112         3,046
Glimcher Realty Trust...........       243         5,711
GMH Communities Trust...........       268         2,077
Gramercy Capital Corp./New
  York..........................       131         3,297
Health Care REIT, Inc. .........       543        24,022
Healthcare Realty Trust, Inc. ..       325         8,665
Highwoods Properties, Inc. .....       384        14,081
Home Properties, Inc. ..........       221        11,532
HRPT Properties Trust...........     1,420        14,044
Inland Real Estate Corp. .......       395         6,119
Investors Real Estate Trust.....       328         3,542
JER Investors Trust, Inc. ......       169         2,104
Kilroy Realty Corp. ............       219        13,278
Kite Realty Group Trust.........       185         3,478
LaSalle Hotel Properties........       271        11,404
Lexington Corporate Properties
  Trust.........................       419         8,384
LTC Properties, Inc. ...........       138         3,266
Maguire Properties, Inc. .......       239         6,173
Medical Properties Trust,
  Inc. .........................       313         4,169
Meruelo Maddux Properties, Inc.
  (a)...........................       240         1,418
MFA Mortgage Investments,
  Inc. .........................       652         5,249
Mid-America Apartment
  Communities, Inc. ............       167         8,325
National Health Investors,
  Inc. .........................       164         5,069
National Retail Properties,
  Inc. .........................       455        11,093
Nationwide Health Properties,
  Inc. .........................       614        18,500
Newcastle Investment Corp. .....       360         6,343
NorthStar Realty Finance
  Corp. ........................       411         4,081
Omega Healthcare Investors,
  Inc. .........................       450         6,989
Parkway Properties, Inc. .......       102         4,502
Pennsylvania Real Estate
  Investment Trust..............       263        10,241
Post Properties, Inc. ..........       293        11,339
Potlatch Corp. .................       258        11,618
PS Business Parks, Inc. ........       108         6,140
RAIT Investment Trust...........       404         3,325
Ramco-Gershenson Properties
  Trust.........................       120         3,749
Rayonier, Inc. .................       522        25,077
Realty Income Corp. ............       682        19,062
Redwood Trust, Inc. ............       181         6,013
Saul Centers, Inc. .............        78         4,017
Senior Housing Properties
  Trust.........................       556        12,265
Sovran Self Storage, Inc. ......       147         6,738

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Strategic Hotels & Resorts,
  Inc. .........................       505   $    10,398
Sun Communities, Inc. ..........       108         3,249
Sunstone Hotel Investors,
  Inc. .........................       415        10,641
Tanger Factory Outlet Centers,
  Inc. .........................       210         8,524
Taubman Centers, Inc. ..........       362        19,819
Thornburg Mortgage, Inc. .......       833        10,704
U-Store-It Trust................       305         4,026
Universal Health Realty Income
  Trust.........................        71         2,523
Urstadt Biddle Properties (Class
  A)............................       121         1,872
Washington Real Estate
  Investment Trust..............       307        10,186
                                             -----------
                                                 746,398
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Jones Lang LaSalle, Inc. .......       252        25,896
Move, Inc. (a)..................     1,036         2,859
Tejon Ranch Co. (a).............        85         3,519
The St. Joe Co. ................       504        16,939
                                             -----------
                                                  49,213
                                             -----------
ROAD & RAIL -- 1.2%
Amerco, Inc. (a)................        53         3,363
Arkansas Best Corp. ............       145         4,736
Avis Budget Group, Inc. (a).....       689        15,771
Con-way, Inc. ..................       305        14,030
Dollar Thrifty Automotive Group
  (a)...........................       143         4,961
Genesee & Wyoming, Inc. (Class
  A) (a)........................       273         7,873
Heartland Express, Inc. ........       391         5,583
Kansas City Southern (a)........       519        16,696
Knight Transportation, Inc. ....       376         6,471
Laidlaw International, Inc. ....       536        18,878
Landstar Systems, Inc. .........       376        15,781
Old Dominion Freight Line, Inc.
  (a)...........................       212         5,082
Ryder Systems, Inc. ............       404        19,796
Werner Enterprises, Inc. .......       344         5,900
YRC Worldwide, Inc. (a).........       393        10,737
                                             -----------
                                                 155,658
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 3.5%
Actel Corp. (a).................       160         1,717
Advanced Analogic Technologies,
  Inc. (a)......................       283         3,011
Advanced Energy Industries, Inc.
  (a)...........................       228         3,443
AMIS Holdings, Inc. (a).........       408         3,962
Amkor Technology, Inc. (a)......       717         8,260
Anadigics, Inc. (a).............       389         7,033
Applied Micro Circuits Corp.
  (a)...........................     1,843         5,824
Atheros Communications, Inc.
  (a)...........................       381        11,419
Atmel Corp. (a).................     3,044        15,707
ATMI, Inc. (a)..................       236         7,021
Axcelis Technologies, Inc. (a)..       643         3,286
Brooks Automation, Inc. (a).....       456         6,493
Cabot Microelectronics Corp.
  (a)...........................       163         6,968
Cavium Networks, Inc. (a).......        44         1,430
Cirrus Logic, Inc. (a)..........       523         3,347
Cohu, Inc. .....................       135         2,531
Conexant Systems, Inc. (a)......     3,160         3,792
Credence Systems Corp. (a)......       688         2,126
Cree, Inc. (a)..................       569        17,696
Cymer, Inc. (a).................       217         8,331
Cypress Semiconductor Corp.
  (a)...........................     1,028        30,028
Diodes, Inc. (a)................       202         6,484
DSP Group, Inc. (a).............       186         2,944
Entegris, Inc. (a)..............       790         6,857
Exar Corp. (a)..................       295         3,853
Fairchild Semiconductor
  International, Inc. (a).......       839        15,673
FEI Co. (a).....................       232         7,292
Formfactor, Inc. (a)............       300        13,311
Genesis Microchip, Inc. (a).....       234         1,835
Hittite Microwave Corp. (a).....        95         4,194
Integrated Device Technology,
  Inc. (a)......................     1,290        19,969
Kulicke & Soffa Industries, Inc.
  (a)...........................       377         3,197
Lattice Semiconductor Corp.
  (a)...........................       767         3,444
Mattson Technology, Inc. (a)....       334         2,889
Micrel, Inc. ...................       371         4,007
Microsemi Corp. (a).............       469        13,076
MKS Instruments, Inc. (a).......       340         6,467
Monolithic Power Systems, Inc.
  (a)...........................       151         3,835
Netlogic Microsystems, Inc.
  (a)...........................       122         4,405
OmniVision Technologies, Inc.
  (a)...........................       372         8,456
ON Semiconductor Corp. (a)......     1,978        24,844
PDF Solutions, Inc. (a).........       146         1,442
Photronics, Inc. (a)............       250         2,852
PMC-Sierra, Inc. (a)............     1,441        12,090
Rambus, Inc. (a)................       641        12,249
RF Micro Devices, Inc. (a)......     1,324         8,911
Semtech Corp. (a)...............       428         8,765
Sigma Designs, Inc. (a).........       162         7,815
Silicon Image, Inc. (a).........       569         2,930
Silicon Laboratories, Inc. (a)..       362        15,117
Silicon Storage Technology, Inc.
  (a)...........................       576         1,855
Sirf Technology Holdings, Inc.
  (a)...........................       377         8,049
Skyworks Solutions, Inc. (a)....     1,066         9,637
Spansion, Inc. (a)..............       583         4,926
Standard Microsystems Corp.
  (a)...........................       159         6,109
Tessera Technologies, Inc. (a)..       312        11,700
Trident Microsystems, Inc. (a)..       372         5,911
TriQuint Semiconductor, Inc.
  (a)...........................       890         4,370
Ultratech, Inc. (a).............       142         1,968
Veeco Instruments, Inc. (a).....       198         3,837
Zoran Corp. (a).................       340         6,868
                                             -----------
                                                 447,858
                                             -----------
SOFTWARE -- 2.9%
ACI Worldwide, Inc. (a).........       240         5,364
Advent Software, Inc. (a).......       119         5,589
Ansoft Corp. (a)................        94         3,100
Ansys, Inc. (a).................       523        17,871
Aspen Technology, Inc. (a)......       380         5,442
Blackbaud, Inc. ................       292         7,370
Blackboard, Inc. (a)............       179         8,205
BladeLogic, Inc. (a)............        32           820
Borland Software Corp. (a)......       467         2,031
Commvault Systems, Inc. (a).....       210         3,889
Compuware Corp. (a).............     2,041        16,369
Concur Technologies, Inc. (a)...       258         8,132
Epicor Software Corp. (a).......       349         4,806
eSpeed, Inc. (a)................       192         1,638
Factset Research Systems,
  Inc. .........................       302        20,702
Fair Isaac Corp. ...............       378        13,650
FalconStor Software, Inc. (a)...       206         2,482
i2 Technologies, Inc. (a).......        87         1,327
Informatica Corp. (a)...........       589         9,247
Jack Henry & Associates, Inc. ..       566        14,637
JDA Software Group, Inc. (a)....       192         3,967
Lawson Software, Inc. (a).......       954         9,550

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Macrovision Corp. (a)...........       373   $     9,187
Magma Design Automation, Inc.
  (a)...........................       257         3,616
Manhattan Associates, Inc. (a)..       175         4,797
Mentor Graphics Corp. (a).......       570         8,607
MICROS Systems, Inc. (a)........       274        17,829
MicroStrategy, Inc. (a).........        64         5,078
Midway Games, Inc. (a)..........        62           270
Monotype Imaging Holdings, Inc.
  (a)...........................        71           893
MSC Software Corp. (a)..........       272         3,705
Novell, Inc. (a)................     2,359        18,023
Nuance Communications, Inc.
  (a)...........................     1,033        19,947
Parametric Technology Corp.
  (a)...........................       756        13,170
Progress Software Corp. (a).....       284         8,605
Quality Systems, Inc. ..........       116         4,249
Quest Software, Inc. (a)........       359         6,160
Solera Holdings, Inc. (a).......       178         3,202
Sonic Solutions, Inc. (a).......       170         1,780
SPSS, Inc. (a)..................       131         5,389
Sybase, Inc. (a)................       617        14,271
Synchronoss Technologies, Inc.
  (a)...........................       131         5,510
Take-Two Interactive Software,
  Inc. (a)......................       475         8,113
Taleo Corp. (a).................       119         3,024
THQ, Inc. (a)...................       454        11,341
TIBCO Software, Inc. (a)........     1,347         9,954
Tyler Technologies, Inc. (a)....       246         3,284
Ultimate Software Group, Inc.
  (a)...........................       169         5,898
Vasco Data Security
  International (a).............       179         6,321
Wind River Systems, Inc. (a)....       531         6,250
                                             -----------
                                                 374,661
                                             -----------
SPECIALTY RETAIL -- 2.7%
Aaron Rents, Inc. (Class B).....       320         7,136
AC Moore Arts & Crafts, Inc.
  (a)...........................       139         2,191
Aeropostale, Inc. (a)...........       515         9,816
AnnTaylor Stores Corp. (a)......       438        13,871
Asbury Automotive Group, Inc. ..       243         4,814
Barnes & Noble, Inc. ...........       360        12,694
Bebe Stores, Inc. ..............       148         2,165
Big 5 Sporting Goods Corp. .....       133         2,487
Blockbuster, Inc. (Class A)
  (a)...........................     1,207         6,482
Borders Group, Inc. ............       393         5,239
Brown Shoe Co., Inc. ...........       296         5,742
Buckle, Inc. ...................       104         3,946
Build-A-Bear Workshop, Inc.
  (a)...........................        96         1,705
Cabela's, Inc. (a)..............       294         6,953
Charlotte Russe Holding, Inc.
  (a)...........................       146         2,137
Charming Shoppes, Inc. (a)......       877         7,367
Christopher & Banks Corp. ......       238         2,885
Circuit City Stores, Inc. ......     1,145         9,057
Coldwater Creek, Inc. (a).......       387         4,203
Collective Brands, Inc. (a).....       438         9,662
Conn's, Inc. (a)................        77         1,840
CSK Auto Corp. (a)..............       276         2,939
DEB Shops, Inc. ................        40         1,076
Dick's Sporting Goods, Inc.
  (a)...........................       275        18,466
Dress Barn, Inc. (a)............       299         5,086
DSW, Inc. (Class A) (a).........        96         2,416
Foot Locker, Inc. ..............     1,057        16,204
Genesco, Inc. (a)...............       153         7,058
Group 1 Automotive, Inc. .......       158         5,304
Guitar Center, Inc. (a).........       177        10,496
Gymboree Corp. (a)..............       218         7,682
hhgregg, Inc. (a)...............        61           641
Hibbett Sports, Inc. (a)........       214         5,307
Hot Topic, Inc. (a).............       281         2,096
J. Crew Group, Inc. (a).........       281        11,662
Jo-Ann Stores, Inc. (a).........       165         3,482
Jos. A. Bank Clothiers, Inc.
  (a)...........................       117         3,910
Lithia Motors, Inc. (Class A)...       100         1,706
Mens Wearhouse, Inc. ...........       331        16,722
New York & Co., Inc. (a)........       184         1,122
OfficeMax, Inc. ................       500        17,135
Pacific Sunwear of California,
  Inc. (a)......................       469         6,941
Pier 1 Imports, Inc. (a)........       517         2,445
Rent-A-Center, Inc. (a).........       469         8,503
Sally Beauty Holdings, Inc.
  (a)...........................       565         4,774
Select Comfort Corp. (a)........       331         4,617
Sonic Automotive, Inc. (Class
  A)............................       207         4,956
Stage Stores, Inc. .............       292         5,323
Stein Mart, Inc. ...............       173         1,317
Talbots, Inc. ..................       140         2,520
The Cato Corp. (Class A)........       203         4,149
The Children's Place Retail
  Stores, Inc. (a)..............       152         3,691
The Finish Line, Inc. (Class
  A)............................       282         1,224
The Pep Boys - Manny, Moe &
  Jack..........................       267         3,746
Tractor Supply Co. (a)..........       225        10,370
Tween Brands, Inc. (a)..........       206         6,765
United Auto Group, Inc. ........       267         5,404
West Marine, Inc. (a)...........        87         1,005
Zale Corp. (a)..................       321         7,428
Zumiez, Inc. (a)................       122         5,413
                                             -----------
                                                 353,493
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
Carter's, Inc. (a)..............       337         6,723
Columbia Sportswear Co. ........       106         5,863
Deckers Outdoor Corp. (a).......        84         9,223
Fossil, Inc. (a)................       324        12,105
Hanesbrands, Inc. (a)...........       648        18,183
Heelys, Inc. (a)................        67           534
Iconix Brand Group, Inc. (a)....       371         8,826
Jones Apparel Group, Inc. ......       735        15,530
K-Swiss, Inc. (Class A).........       168         3,849
Kellwood Co. ...................       167         2,847
Kenneth Cole Productions, Inc.
  (Class A).....................        78         1,511
Maidenform Brands, Inc. (a).....        99         1,572
Movado Group, Inc. .............       120         3,830
Oxford Industries, Inc. ........       101         3,648
Phillips-Van Heusen Corp. ......       372        19,522
Quiksilver, Inc. (a)............       827        11,826
Skechers USA, Inc. (a)..........       216         4,774
Steven Madden, Ltd. ............       128         2,426
The Timberland Co. (Class A)
  (a)...........................       335         6,352
Under Armour, Inc. (Class A)
  (a)...........................       200        11,964
UniFirst Corp. .................        87         3,259
Volcom, Inc. (a)................       102         4,337
Warnaco Group, Inc. (a).........       311        12,151
Wolverine World Wide, Inc. .....       367        10,056
                                             -----------
                                                 180,911
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 1.6%
Accredited Home Lenders Holding
  Co. (a).......................       165         1,926
Anchor Bancorp Wisconsin,
  Inc. .........................       141         3,807
Astoria Financial Corp. ........       600        15,918
Bank Mutual Corp. ..............       356         4,197

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
BankAtlantic Bancorp, Inc.
  (Class A).....................       309   $     2,679
BankUnited Financial Corp. .....       243         3,776
Brookline Bancorp, Inc. ........       409         4,740
Capitol Federal Financial.......       146         4,993
Centerline Holding Co. .........       335         5,142
Charter Financial Corp. ........        26         1,404
Clifton Savings Bancorp, Inc. ..        89         1,053
Corus Bankshares, Inc. .........       220         2,864
Dime Community Bancshares.......       215         3,219
Doral Financial Corp. (a).......        36           791
Downey Financial Corp. .........       139         8,034
First Busey Corp. ..............       204         4,470
First Financial Holdings,
  Inc. .........................        77         2,409
First Niagara Financial Group,
  Inc. .........................       694         9,820
First Place Financial Corp. ....       113         2,000
FirstFed Financial Corp. (a)....       100         4,955
Flagstar Bancorp, Inc. .........       243         2,364
Flushing Financial Corp. .......       128         2,150
Franklin Bank Corp. (a).........       152         1,398
Fremont General Corp. ..........       439         1,712
IndyMac Bancorp, Inc. ..........       485        11,451
Kearny Financial Corp. .........       139         1,778
KNBT Bancorp, Inc. .............       179         2,961
NewAlliance Bancshares, Inc. ...       703        10,320
Northwest Bancorp, Inc. ........       136         3,871
Ocwen Financial Corp. (a).......       241         2,273
Oritani Financial Corp. (a).....        78         1,235
Partners Trust Financial Group,
  Inc. .........................       285         3,468
PFF Bancorp, Inc. ..............       141         2,163
Provident Financial Services,
  Inc. .........................       416         6,810
Provident New York Bancorp......       265         3,474
Radian Group, Inc. .............       545        12,688
Roma Financial Corp. ...........        62         1,060
The PMI Group, Inc. ............       580        18,966
TierOne Corp. ..................       112         2,965
Triad Guaranty, Inc. (a)........        78         1,480
TrustCo Bank Corp. NY...........       484         5,290
United Community Financial
  Corp. ........................       175         1,263
Washington Federal, Inc. .......       585        15,362
Wauwatosa Holdings, Inc. (a)....        64         1,040
WSFS Financial Corp. ...........        40         2,496
                                             -----------
                                                 208,235
                                             -----------
TOBACCO -- 0.1%
Alliance One International, Inc.
  (a)...........................       659         4,310
Universal Corp. ................       186         9,104
Vector Group, Ltd. .............       215         4,824
                                             -----------
                                                  18,238
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.0%
Aircastle, Ltd. ................       155         5,180
Applied Industrial Technologies,
  Inc. .........................       272         8,386
Beacon Roofing Supply, Inc.
  (a)...........................       280         2,861
BlueLinx Holdings, Inc. ........        75           528
GATX Corp. .....................       304        12,996
H&E Equipment Services, Inc.
  (a)...........................       103         1,852
Interline Brands, Inc. (a)......       196         4,506
Kaman Corp. (Class A)...........       168         5,806
Lawson Products, Inc. ..........        29         1,009
MSC Industrial Direct Co., Inc.
  (Class A).....................       310        15,683
Rush Enterprises, Inc. (a)......       154         3,904
TAL International Group, Inc. ..       108         2,707
TransDigm Group, Inc. (a).......       163         7,451
UAP Holding Corp. ..............       353        11,070
United Rentals, Inc. (a)........       499        16,053
Watsco, Inc. ...................       162         7,522
Wesco International, Inc. (a)...       302        12,968
Williams Scotsman International,
  Inc. (a)......................       194         5,376
                                             -----------
                                                 125,858
                                             -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Macquarie Infrastructure Co.
  LLC...........................       294        11,345
                                             -----------
WATER UTILITIES -- 0.3%
American States Water Co. ......       109         4,251
Aqua America, Inc. .............       890        20,185
California Water Service Group..       131         5,042
SJW Corp. ......................        83         2,834
                                             -----------
                                                  32,312
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
Centennial Communications Corp.
  (a)...........................       150         1,518
Dobson Communications Corp.
  (Class A) (a).................     1,027        13,135
FiberTower Corp. (a)............       592         2,273
ICO Global Communications
  Holdings,
  Ltd. (a)......................       704         2,450
iPCS, Inc. .....................        82         2,820
Rural Cellular Corp. (a)........        72         3,132
SBA Communications Corp. (a)....       650        22,932
SunCom Wireless Holdings, Inc.
  (a)...........................        53         1,368
Syniverse Holdings, Inc. (a)....       181         2,878
TerreStar Corp. (a).............       397         3,823
USA Mobility, Inc. (a)..........       161         2,716
                                             -----------
                                                  59,045
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $13,337,725)............              12,940,001
                                             -----------
WARRANTS -- 0.0% (b)
COMMUNICATIONS EQUIPMENT -- 0.0% (b)
Pegasus Wireless Corp. (a)
  (Cost $0).....................        97            --
                                             -----------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $61,971)................    61,971        61,971
                                             -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $13,399,696)............              13,001,972
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.........                 (43,681)
                                             -----------
NET ASSETS -- 100.0%............             $12,958,291
                                             ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
COMMON STOCKS -- 100.0%
AEROSPACE & DEFENSE -- 1.9%
AAR Corp. (a)..................      4,042   $    122,634
American Science & Engineering,
  Inc. ........................        904         56,645
Argon ST, Inc. (a).............      1,360         26,928
BE Aerospace, Inc. (a).........      9,739        404,461
Ceradyne, Inc. (a).............      2,738        207,376
DynCorp International, Inc.
  (a)..........................      2,488         57,498
EDO Corp. .....................      1,662         93,089
Hexcel Corp. (a)...............     10,010        227,327
Innovative Solutions & Support,
  Inc. (a).....................      1,035         19,634
Ionatron, Inc. (a).............      4,043         13,867
Moog, Inc. (a).................      4,148        182,263
MTC Technologies, Inc. (a).....        967         18,673
Orbital Sciences Corp. (a).....      6,390        142,114
Taser International, Inc. (a)..      6,164         96,713
Teledyne Technologies, Inc.
  (a)..........................      3,483        185,957
United Industrial Corp. .......        859         64,648
                                             ------------
                                                1,919,827
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.4%
ABX Air, Inc. (a)..............      5,380         38,090
Forward Air Corp. .............      3,057         91,037
HUB Group, Inc. (Class A)(a)...      4,271        128,258
UTI Worldwide, Inc. ...........      8,821        202,707
                                             ------------
                                                  460,092
                                             ------------
AIRLINES -- 1.1%
AirTran Holdings, Inc. (a).....      9,119         89,731
Allegiant Travel Co. (a).......      1,318         39,962
Continental Airlines, Inc.
  (Class B)(a).................     10,281        339,581
ExpressJet Holdings, Inc. (a)..      5,374         16,606
JetBlue Airways Corp. (a)......     17,687        163,074
Republic Airways Holdings, Inc.
  (a)..........................      3,680         77,905
SkyWest, Inc. .................      6,464        162,699
US Airways Group, Inc. (a).....      9,000        236,250
                                             ------------
                                                1,125,808
                                             ------------
AUTO COMPONENTS -- 0.5%
Drew Industries, Inc. (a)......      1,911         77,739
Gentex Corp. ..................     15,274        327,475
Tenneco Automotive, Inc. (a)...      4,907        152,166
                                             ------------
                                                  557,380
                                             ------------
AUTOMOBILES -- 0.3%
Fleetwood Enterprises, Inc.
  (a)..........................      6,316         54,002
Thor Industries, Inc. .........      4,094        184,189
Winnebago Industries, Inc. ....      2,919         69,706
                                             ------------
                                                  307,897
                                             ------------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (a)......        979         47,638
Central European Distribution
  Corp. (a)....................      3,478        166,631
Coca-Cola Hellenic Bottling Co.
  SA...........................        396         23,879
                                             ------------
                                                  238,148
                                             ------------
BIOTECHNOLOGY -- 4.5%
Affymax, Inc. (a)..............        573         15,505
Alexion Pharmaceuticals, Inc.
  (a)..........................      3,973        258,841
Alkermes, Inc. (a).............     10,876        200,118
Alnylam Pharmaceuticals, Inc.
  (a)..........................      3,054        100,080
Altus Pharmaceuticals, Inc.
  (a)..........................      2,192         22,994
Applera Corp. - Celera Genomics
  Group(a).....................      8,550        120,213
Arena Pharmaceuticals, Inc.
  (a)..........................      6,116         66,970
Ariad Pharmaceuticals, Inc.
  (a)..........................      6,783         31,405
BioMarin Pharmaceuticals, Inc.
  (a)..........................     10,227        254,652
Cepheid, Inc. (a)..............      5,850        133,380
Cubist Pharmaceuticals, Inc.
  (a)..........................      5,591        118,138
CV Therapeutics, Inc. (a)......      5,486         49,264
Dendreon Corp. (a).............      8,204         63,089
Enzon Pharmaceuticals, Inc.
  (a)..........................      4,365         38,456
Geron Corp. (a)................      7,177         52,536
GTx, Inc. (a)..................      1,611         26,227
Halozyme Therapeutics, Inc.
  (a)..........................      6,900         59,961
Human Genome Sciences, Inc.
  (a)..........................     13,536        139,286
ImClone Systems, Inc. (a)......      6,415        265,196
InterMune, Inc. (a)............      3,224         61,675
Isis Pharmaceuticals, Inc.
  (a)..........................      8,359        125,134
Keryx Biopharmaceuticals, Inc.
  (a)..........................      3,896         38,726
Lexicon Genetics, Inc. (a).....     10,471         36,230
Life Cell Corp. (a)............      3,424        128,640
Ligand Pharmaceuticals, Inc.
  (Class B)....................      7,442         39,740
MannKind Corp. (a).............      4,282         41,450
Martek Biosciences Corp. (a)...      3,181         92,344
Maxygen, Inc. (a)..............      2,930         19,953
Medarex, Inc. (a)..............     13,388        189,574
Momenta Pharmaceuticals, Inc.
  (a)..........................      2,575         29,329
Myriad Genetics, Inc. (a)......      4,629        241,402
Neurocrine Biosciences, Inc.
  (a)..........................      3,770         37,700
Onyx Pharmaceuticals, Inc.
  (a)..........................      5,785        251,763
OSI Pharmaceuticals, Inc. (a)..      6,149        209,005
PDL BioPharma, Inc. (a)........     12,392        267,791
Pharmion Corp. (a).............      3,175        146,495
Progenics Pharmaceuticals, Inc.
  (a)..........................      2,304         50,942
Regeneron Pharmaceuticals, Inc.
  (a)..........................      7,078        125,988
Savient Pharmaceuticals, Inc.
  (a)..........................      5,424         78,919
Seattle Genetics, Inc. (a).....      4,800         53,952
Theravance, Inc. (a)...........      5,483        143,052
United Therapeutics Corp. (a)..      2,025        134,744
Vanda Pharmaceuticals, Inc.
  (a)..........................      2,233         31,061
Zymogenetics, Inc. (a).........      3,786         49,407
                                             ------------
                                                4,641,327
                                             ------------
BUILDING PRODUCTS -- 0.3%
Builders FirstSource, Inc.
  (a)..........................      2,000         21,560
Goodman Global, Inc. (a).......      3,500         83,580
Griffon Corp. (a)..............      2,711         40,936
PGT, Inc. (a)..................      1,235          9,793
Simpson Manufacturing Co.,
  Inc. ........................      4,055        129,152
Trex Co., Inc. (a).............      1,250         13,900
                                             ------------
                                                  298,921
                                             ------------
CAPITAL MARKETS -- 0.9%
ACA Capital Holdings, Inc.
  (a)..........................      1,279          7,789
Affiliated Managers Group, Inc.
  (a)..........................      3,200        408,032
Calamos Asset Management, Inc.
  (Class B)....................      2,287         64,562
GFI Group, Inc. (a)............      1,681        144,768
Greenhill & Co., Inc. .........      1,167         71,245
KBW, Inc. (a)..................      2,937         84,527
optionsXpress Holdings, Inc. ..      4,583        119,800
Penson Worldwide, Inc. (a).....      1,778         32,857
TradeStation Group, Inc. (a)...      3,444         40,192
                                             ------------
                                                  973,772
                                             ------------

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
CHEMICALS -- 1.2%
American Vanguard Corp. .......      1,813   $     35,390
Flotek Industries, Inc. (a)....      1,800         79,470
Nalco Holding Co. .............     15,351        455,157
PolyOne Corp. (a)..............      8,542         63,809
Rockwood Holdings, Inc. (a)....      3,886        139,235
Symyx Technologies, Inc. (a)...      3,497         30,389
Terra Industries, Inc. (a).....      9,961        311,381
Zoltek Cos., Inc. (a)..........      2,948        128,621
                                             ------------
                                                1,243,452
                                             ------------
COMMERCIAL BANKS -- 1.2%
Bank of the Ozarks, Inc. ......      1,253         38,254
Boston Private Financial
  Holdings, Inc. ..............      3,655        101,755
Cascade Bancorp................      2,152         47,903
CoBiz, Inc. ...................      1,906         32,631
East West Bancorp, Inc. .......      6,150        221,154
Hanmi Financial Corp. .........      4,860         75,281
Nara Bancorp, Inc. ............      2,194         34,270
PrivateBancorp, Inc. ..........      2,209         76,962
Signature Bank(a)..............      2,942        103,647
Texas Capital Bancshares, Inc.
  (a)..........................      2,565         55,763
UCBH Holdings, Inc. ...........     11,050        193,154
United Community Banks, Inc. ..      4,921        120,663
Virginia Commerce Bancorp, Inc.
  (a)..........................      2,035         29,182
Western Alliance Bancorp (a)...      2,372         55,908
                                             ------------
                                                1,186,527
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.7%
ACCO Brands Corp. (a)..........      5,434        121,939
Administaff, Inc. .............      2,499         90,714
Advisory Board Co. (a).........      2,031        118,753
American Reprographics Co.
  (a)..........................      3,831         71,716
CBIZ, Inc. (a).................      5,190         41,260
Cenveo, Inc. (a)...............      5,055        109,340
Clean Harbors, Inc. (a)........      1,683         74,927
Comfort Systems USA, Inc. .....      4,400         62,480
Copart, Inc. (a)...............      7,127        245,097
Corrections Corp. of
  America(a)...................     12,951        338,928
CoStar Group, Inc. (a).........      1,924        102,838
Covanta Holding Corp. (a)......     11,452        280,688
CRA International, Inc. (a)....      1,158         55,804
Diamond Management & Technology
  Consultants, Inc. ...........      3,134         28,833
First Advantage Corp. (Class
  A)(a)........................        733         12,952
FTI Consulting, Inc. (a).......      4,551        228,961
Fuel Tech, Inc. (a)............      1,794         39,629
Healthcare Services Group,
  Inc. ........................      3,808         77,188
Hudson Highland Group, Inc.
  (a)..........................      2,607         33,187
Huron Consulting Group, Inc.
  (a)..........................      1,865        135,436
IHS, Inc. (a)..................      3,198        180,655
Innerworkings, Inc. (a)........      2,720         46,866
Interface, Inc. (Class A)......      5,699        102,867
Kenexa Corp. (a)...............      2,363         72,733
Kforce, Inc. (a)...............      4,053         52,122
Knoll, Inc. ...................      4,931         87,476
Korn/Ferry International(a)....      5,578         92,093
Labor Ready, Inc. (a)..........      4,837         89,533
Layne Christensen Co. (a)......      1,700         94,316
LECG Corp. (a).................      2,357         35,119
M&F Worldwide Corp. (a)........      1,500         75,285
Mine Safety Appliances Co. ....      2,254        106,186
Mobile Mini, Inc. (a)..........      3,548         85,720
Navigant Consulting, Inc. (a)..      5,163         65,364
Pike Electric Corp. (a)........      1,713         32,136
Resources Connection, Inc. ....      4,687        108,504
Rollins, Inc. .................      3,473         92,694
RSC Holdings, Inc. (a).........      2,300         37,720
Schawk, Inc. ..................      1,200         27,084
Spherion Corp. (a).............      5,621         46,429
Steelcase, Inc. (Class A)......      6,114        109,930
TeleTech Holdings, Inc. (a)....      3,999         95,616
Tetra Tech, Inc. (a)...........      6,185        130,627
The Corporate Executive Board
  Co. .........................      3,900        289,536
The Geo Group, Inc. (a)........      5,437        160,990
Waste Connections, Inc. (a)....      7,272        230,959
                                             ------------
                                                4,819,230
                                             ------------
COMMUNICATIONS EQUIPMENT -- 3.9%
Acme Packet, Inc. (a)..........      2,417         37,270
ADC Telecommunications, Inc.
  (a)..........................     12,475        244,635
Adtran, Inc. ..................      6,637        152,850
Airvana, Inc. (a)..............        800          4,840
Arris Group, Inc. (a)..........     11,593        143,174
Aruba Networks, Inc. (a).......        820         16,400
Avocent Corp. (a)..............      4,765        138,757
BigBand Networks, Inc. (a).....      2,657         17,005
Blue Coat Systems, Inc. (a)....      1,700        133,892
C-COR.net Corp. (a)............      4,397         50,521
CIENA Corp. (a)................      9,036        344,091
CommScope, Inc. (a)............      6,500        326,560
Comtech Telecommunications
  Corp. (a)....................      2,310        123,562
Extreme Networks, Inc. (a).....     10,517         40,385
F5 Networks, Inc. (a)..........      8,956        333,074
Finisar Corp. (a)..............     24,715         69,202
Foundry Networks, Inc. (a).....     13,828        245,724
Harmonic, Inc. (a).............      7,962         84,477
Harris Stratex Networks, Inc.
  (a)..........................      2,330         40,705
Hughes Communications, Inc.
  (a)..........................        632         32,769
Infinera Corp. (a).............      1,405         28,311
InterDigital, Inc. (a).........      4,706         97,791
Ixia (a).......................      3,602         31,409
Loral Space & Communications,
  Ltd. (a).....................      1,275         50,681
Netgear, Inc. (a)..............      3,440        104,645
Nextwave Wireless, Inc. (a)....      4,456         25,488
OpNext, Inc. (a)...............      2,162         25,079
Packeteer, Inc. (a)............      3,594         27,314
Plantronics, Inc. .............      5,134        146,576
Polycom, Inc. (a)..............      9,800        263,228
Powerwave Technologies, Inc.
  (a)..........................     11,190         68,930
Riverbed Technology, Inc. (a)..      2,691        108,689
ShoreTel, Inc. (a).............        789         11,298
Sirenza Microdevices, Inc.
  (a)..........................      4,200         72,618
Sonus Networks, Inc. (a).......     27,828        169,751
Starent Networks Corp. (a).....      1,054         22,250
Symmetricom, Inc. (a)..........      4,582         21,535
Tekelec (a)....................      6,730         81,433
Utstarcom, Inc. (a)............     10,507         38,456
Viasat, Inc. (a)...............      3,066         94,525
                                             ------------
                                                4,069,900
                                             ------------
COMPUTERS & PERIPHERALS -- 1.4%
Avid Technology, Inc. (a)......      4,095        110,893
Brocade Communications Systems,
  Inc. (a).....................     42,650        365,084
Data Domain, Inc. (a)..........        738         22,841
Gateway, Inc. (a)..............     27,900         52,452

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
Hypercom Corp. (a).............      5,020   $     22,690
Intermec, Inc. (a).............      5,124        133,839
Isilon Systems, Inc. (a).......      2,475         19,058
Novatel Wireless, Inc. (a).....      3,491         79,071
Palm, Inc. (a).................     10,120        164,652
QLogic Corp. (a)...............     15,748        211,811
Rackable Systems, Inc. (a).....      2,857         37,055
Stratasys, Inc. (a)............      2,060         56,774
Synaptics, Inc. (a)............      2,803        133,871
                                             ------------
                                                1,410,091
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.7%
Aecom Technology Corp. (a).....      4,608        160,957
Perini Corp. (a)...............      2,160        120,809
Quanta Services, Inc. (a)......     18,068        477,899
                                             ------------
                                                  759,665
                                             ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. .........      5,153        184,168
Headwaters, Inc. (a)...........      4,179         62,184
                                             ------------
                                                  246,352
                                             ------------
CONSUMER FINANCE -- 0.5%
Cash America International,
  Inc. ........................      2,970        111,672
CompuCredit Corp. (a)..........      3,207         69,624
Credit Acceptance Corp. (a)....        203          4,689
Dollar Financial Corp. (a).....      2,630         75,034
Ezcorp, Inc. (a)...............      3,712         49,926
First Cash Financial Services,
  Inc. (a).....................      2,890         67,684
Nelnet, Inc. ..................      2,104         38,377
World Acceptance Corp. (a).....      1,549         51,241
                                             ------------
                                                  468,247
                                             ------------
CONTAINERS & PACKAGING -- 0.4%
Graphic Packaging Corp. (a)....      9,963         45,033
Greif, Inc. (Class A)..........      3,300        200,244
Myers Industries, Inc. ........      2,672         52,959
Silgan Holdings, Inc. .........      2,471        132,816
                                             ------------
                                                  431,052
                                             ------------
DISTRIBUTORS -- 0.3%
Keystone Automotive Industries,
  Inc. (a).....................      1,618         77,275
LKQ Corp. (a)..................      6,275        218,433
                                             ------------
                                                  295,708
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 1.9%
Bright Horizons Family
  Solutions, Inc. (a)..........      2,792        119,609
Capella Education Co. (a)......      1,100         61,501
Career Education Corp. (a).....      9,503        265,989
Coinstar, Inc. (a).............      2,620         84,285
Corinthian Colleges, Inc. (a)..      9,205        146,452
DeVry, Inc. ...................      6,553        242,527
INVESTools, Inc. (a)...........      4,459         53,909
Jackson Hewitt Tax Service,
  Inc. ........................      2,967         82,957
Lincoln Educational Services
  Corp. (a)....................        253          3,299
Matthews International Corp.
  (Class A)....................      3,367        147,475
Pre-Paid Legal Services, Inc.
  (a)..........................        900         49,914
Sotheby's Holdings, Inc. ......      7,077        338,210
Steiner Leisure, Ltd. (a)......      1,561         67,747
Strayer Education, Inc. .......      1,561        263,232
Universal Technical Institute,
  Inc. (a).....................      2,368         42,624
                                             ------------
                                                1,969,730
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Asset Acceptance Capital
  Corp. .......................      1,701         19,732
International Securities
  Exchange
  Holdings, Inc. ..............      3,921        260,629
MarketAxess Holdings, Inc.
  (a)..........................      3,200         48,000
NewStar Financial, Inc. (a)....      3,767         42,341
Portfolio Recovery Associates,
  Inc. ........................      1,581         83,904
The Nasdaq Stock Market, Inc.
  (a)..........................     10,355        390,176
                                             ------------
                                                  844,782
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
Cbeyond, Inc. (a)..............      2,294         93,572
Cincinnati Bell, Inc. (a)......     24,654        121,791
Cogent Communications Group,
  Inc. (a).....................      4,870        113,666
Covad Communications Group,
  Inc. (a).....................     29,461         19,739
General Communication, Inc.
  (Class A)(a).................      4,665         56,633
Global Crossing, Ltd. (a)......      2,187         46,102
Globalstar, Inc. (a)...........      2,332         17,094
NeuStar, Inc. (Class A)(a).....      8,112        278,160
NTELOS Holdings Corp. .........      3,167         93,300
Paetec Holding Corp. (a).......      8,701        108,501
Premiere Global Services, Inc.
  (a)..........................      5,609         70,954
Time Warner Telecom, Inc.
  (Class A)(a).................     15,450        339,436
Vonage Holdings Corp. (a)......      3,992          4,152
                                             ------------
                                                1,363,100
                                             ------------
ELECTRIC UTILITIES -- 0.2%
ITC Holdings Corp. ............      4,545        225,205
                                             ------------
ELECTRICAL EQUIPMENT -- 1.3%
Acuity Brands, Inc. ...........      4,662        235,338
American Superconductor Corp.
  (a)..........................      4,045         82,842
Encore Wire Corp. .............      1,664         41,816
Energy Conversion Devices, Inc.
  (a)..........................      3,986         90,562
EnerSys(a).....................      3,348         59,494
Evergreen Solar, Inc. (a)......     10,017         89,452
Franklin Electric Co., Inc. ...      1,643         67,544
FuelCell Energy, Inc. (a)......      6,648         59,433
General Cable Corp. (a)........      5,544        372,113
II-VI, Inc. (a)................      2,447         84,495
Medis Technologies, Ltd. (a)...      2,195         28,535
Plug Power, Inc. (a)...........      6,553         20,314
Power-One, Inc. (a)............      7,444         37,964
Vicor Corp. ...................      1,868         22,640
                                             ------------
                                                1,292,542
                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.0%
Benchmark Electronics, Inc.
  (a)..........................      7,753        185,064
Brightpoint, Inc. (a)..........      5,003         75,095
Cogent, Inc. (a)...............      4,005         62,798
Cognex Corp. ..................      4,038         71,715
CTS Corp. .....................      3,551         45,808
Daktronics, Inc. ..............      4,000        108,880
Dolby Laboratories, Inc. (a)...      4,782        166,509
Echelon Corp. (a)..............      3,112         77,831
FARO Technologies, Inc. (a)....      1,700         75,055
FLIR Systems, Inc. (a).........      7,053        390,666
Insight Enterprises, Inc. (a)..      5,264        135,864
IPG Photonics Corp. (a)........      1,888         37,118
Itron, Inc. (a)................      3,205        298,289
L-1 Identity Solutions, Inc.
  (a)..........................      7,428        140,018

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
Measurement Specialties, Inc.
  (a)..........................      1,312   $     36,605
Mercury Computer System, Inc.
  (a)..........................      2,207         22,688
Mettler Toledo International,
  Inc. (a).....................      3,907        398,514
MTS Systems Corp. .............      1,774         73,798
Multi-Fineline Electronix, Inc.
  (a)..........................        873         12,947
National Instruments Corp. ....      6,229        213,842
Rofin-Sinar Technologies, Inc.
  (a)..........................      1,540        108,123
Rogers Corp. (a)...............      1,900         78,261
Sanmina-SCI Corp. (a)..........     53,341        113,083
Scansource, Inc. (a)...........      2,544         71,512
Smart Modular Technologies
  (WWH), Inc. (a)..............      3,631         25,962
TTM Technologies, Inc. (a).....      4,162         48,154
Universal Display Corp. (a)....      3,400         60,248
                                             ------------
                                                3,134,447
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 4.1%
Allis-Chalmers Energy, Inc.
  (a)..........................      3,200         60,608
Atwood Oceanics, Inc. (a)......      2,887        221,029
Basic Energy Services, Inc.
  (a)..........................      2,344         49,271
Cal Dive International, Inc.
  (a)..........................      2,191         32,865
CARBO Ceramics, Inc. ..........      2,118        107,446
Complete Production Services,
  Inc. (a).....................      4,319         88,453
Dresser-Rand Group, Inc. (a)...      9,075        387,593
Dril-Quip, Inc. (a)............      2,921        144,151
Exterran Partners LP...........      1,200         38,400
Global Industries, Ltd. (a)....      9,335        240,470
Grey Wolf, Inc. (a)............     18,677        122,334
Helmerich & Payne, Inc. .......     10,193        334,636
Hercules Offshore, Inc. (a)....      9,459        246,975
Hornbeck Offshore Services,
  Inc. (a).....................      2,374         87,126
ION Geophysical Corp. (a)......      7,061         97,654
NATCO Group, Inc. (a)..........      1,623         83,990
Newpark Resources, Inc. (a)....      8,867         47,527
Oceaneering International, Inc.
  (a)..........................      5,768        437,214
Oil States International, Inc.
  (a)..........................      5,235        252,851
Parker Drilling Co. (a)........     12,070         98,008
Pioneer Drilling Co. (a).......      4,929         60,035
RPC, Inc. .....................      3,968         56,385
Superior Energy Services, Inc.
  (a)..........................      8,578        304,004
Superior Well Services, Inc.
  (a)..........................      1,154         26,231
Tetra Technologies, Inc. (a)...      7,891        166,816
Unit Corp. (a).................      4,900        237,160
W-H Energy Services, Inc. (a)..      3,235        238,581
                                             ------------
                                                4,267,813
                                             ------------
FOOD & STAPLES RETAILING -- 0.6%
Pantry, Inc. (a)...............      2,250         57,667
Pathmark Stores, Inc. (a)......      3,164         40,341
Pricesmart, Inc. ..............      1,400         33,040
Rite Aid Corp. (a).............     57,416        265,262
The Andersons, Inc. ...........      1,745         83,795
United Natural Foods, Inc.
  (a)..........................      3,916        106,594
                                             ------------
                                                  586,699
                                             ------------
FOOD PRODUCTS -- 0.5%
B&G Foods, Inc. ...............      1,700         21,760
Darling International, Inc.
  (a)..........................      7,800         77,142
Flowers Foods, Inc. ...........      9,042        197,115
Green Mountain Coffee Roasters,
  Inc. (a).....................      1,900         63,061
J&J Snack Foods Corp. .........      1,389         48,365
Seaboard Corp. ................         37         72,520
                                             ------------
                                                  479,963
                                             ------------
GAS UTILITIES -- 0.0% (b)
Spectra Energy Partners LP
  (a)..........................      1,100         28,886
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.3%
Accuray, Inc. (a)..............      3,845         67,134
Align Technology, Inc. (a).....      6,484        164,240
American Medical Systems
  Holdings,
  Inc. (a).....................      7,241        122,735
Arthrocare Corp. (a)...........      2,975        166,273
Aspect Medical Systems, Inc.
  (a)..........................      1,658         22,499
Cyberonics, Inc. (a)...........      1,747         24,353
Edwards Lifesciences Corp.
  (a)..........................      6,261        308,730
ev3, Inc. (a)..................      2,904         47,684
Foxhollow Technologies, Inc.
  (a)..........................      2,035         53,724
Gen-Probe, Inc. (a)............      5,513        367,055
Greatbatch, Inc. (a)...........      2,207         58,684
Haemonetics Corp. (a)..........      2,864        141,539
Hologic, Inc. (a)..............      5,788        353,068
I-Flow Corp. (a)...............      2,392         44,467
ICU Medical, Inc. (a)..........      1,329         51,499
IDEXX Laboratories, Inc. (a)...      3,326        364,496
Immucor, Inc. (a)..............      7,376        263,692
Integra LifeSciences Holdings
  Corp. (a)....................      1,885         91,573
Inverness Medical Innovations,
  Inc. (a).....................      5,305        293,473
Kensey Nash Corp. (a)..........      1,097         28,643
Kyphon, Inc. (a)...............      4,861        340,270
Masimo Corp. (a)...............      1,200         30,792
Mentor Corp. ..................      3,657        168,405
Meridian Bioscience, Inc. .....      3,735        113,245
Merit Medical Systems, Inc.
  (a)..........................      2,700         35,046
NuVasive, Inc. (a).............      3,496        125,611
OraSure Technologies, Inc.
  (a)..........................      4,681         47,044
Palomar Medical Technologies,
  Inc. (a).....................      1,635         46,581
PolyMedica Corp. ..............      2,268        119,115
ResMed, Inc. (a)...............      8,157        349,691
Respironics, Inc. (a)..........      7,806        374,922
Sirona Dental Systems, Inc.
  (a)..........................      1,742         62,137
SonoSite, Inc. (a).............      1,630         49,748
SurModics, Inc. (a)............      1,586         77,730
Symmetry Medical, Inc. (a).....      3,202         53,473
Thoratec Corp. (a).............      5,753        119,030
TomoTherapy, Inc. (a)..........      1,158         26,900
Vital Signs, Inc. .............        798         41,608
Volcano Corp. (a)..............      2,436         40,048
West Pharmaceutical Services,
  Inc. ........................      3,528        146,976
Wright Medical Group, Inc.
  (a)..........................      3,513         94,219
                                             ------------
                                                5,498,152
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.0%
Alliance Imaging, Inc. (a).....      2,429         22,007
Amedisys, Inc. (a).............      2,592         99,585
AMERIGROUP Corp. (a)...........      5,581        192,433
AMN Healthcare Services, Inc.
  (a)..........................      3,424         64,132
Amsurg Corp. (a)...............      3,039         70,110
Apria Healthcare Group, Inc.
  (a)..........................      4,405        114,574
Assisted Living Concepts, Inc.
  (a)..........................      5,920         54,109
Centene Corp. (a)..............      4,343         93,418
Chemed Corp. ..................      2,600        161,616
Cross Country Healthcare, Inc.
  (a)..........................      2,964         51,781
Emeritus Corp. (a).............      2,000         54,200
Gentiva Health Services, Inc.
  (a)..........................      2,599         49,927
HealthExtras, Inc. (a).........      3,382         94,121
Healthsouth Corp. (a)..........      8,412        147,294

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
Healthspring, Inc. (a).........      4,465   $     87,067
Healthways, Inc. (a)...........      3,689        199,095
HMS Holdings Corp. (a).........      2,400         59,064
inVentiv Health, Inc. (a)......      3,439        150,697
LCA-Vision, Inc. ..............      2,016         59,250
Matria Healthcare, Inc. (a)....      2,126         55,616
Medcath Corp. (a)..............      1,400         38,444
Molina Healthcare, Inc. (a)....      1,388         50,343
National Healthcare Corp. .....        817         41,986
Nighthawk Radiology Holdings,
  Inc. (a).....................      1,758         43,089
Odyssey Healthcare, Inc. (a)...      3,340         32,097
Pediatrix Medical Group, Inc.
  (a)..........................      5,156        337,305
PSS World Medical, Inc. (a)....      7,273        139,132
Psychiatric Solutions, Inc.
  (a)..........................      5,757        226,135
Radiation Therapy Services,
  Inc. (a).....................      1,293         26,920
Res-Care, Inc. (a).............      2,700         61,668
Sierra Health Services, Inc.
  (a)..........................      5,421        228,712
Skilled Healthcare Group, Inc.
  (Class A)(a).................      2,149         33,847
Sun Healthcare Group, Inc.
  (a)..........................      4,200         70,182
Sunrise Assisted Living, Inc.
  (a)..........................      4,715        166,770
VCA Antech, Inc. (a)...........      8,835        368,861
WellCare Health Plans, Inc.
  (a)..........................      3,765        396,944
                                             ------------
                                                4,142,531
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.8%
Allscripts Healthcare
  Solutions, Inc. (a)..........      5,930        160,288
Eclipsys Corp. (a).............      5,195        121,147
HLTH Corp. (a).................     19,309        273,609
Omnicell, Inc. (a).............      3,600        102,744
Phase Forward, Inc. (a)........      4,400         88,044
The TriZetto Group, Inc. (a)...      4,540         79,495
                                             ------------
                                                  825,327
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 4.0%
Ambassadors Group, Inc. .......      1,771         67,475
Ameristar Casinos, Inc. .......      2,338         65,698
Applebees International,
  Inc. ........................      7,941        197,572
Bally Technologies, Inc. (a)...      5,144        182,252
BJ's Restaurants, Inc. (a).....      1,777         37,406
Buffalo Wild Wings, Inc. (a)...      1,700         64,124
Burger King Holdings, Inc. ....      5,775        147,205
California Pizza Kitchen, Inc.
  (a)..........................      2,918         51,269
CEC Entertainment, Inc. (a)....      3,221         86,548
Chipotle Mexican Grill, Inc.
  (a)..........................      3,461        408,848
Choice Hotels International,
  Inc. ........................      3,911        147,327
CKE Restaurants, Inc. .........      5,823         94,391
Gaylord Entertainment Co. (a)..      4,411        234,753
Great Wolf Resorts, Inc. (a)...      3,031         37,463
Jamba, Inc. (a)................      2,106         14,805
Krispy Kreme Doughnuts, Inc.
  (a)..........................      5,956         23,824
Life Time Fitness, Inc. (a)....      3,656        224,259
Morgans Hotel Group Co. (a)....      3,449         75,016
Multimedia Games, Inc. (a).....      2,508         21,368
O'Charleys, Inc. ..............      2,322         35,201
Orient-Express Hotels, Ltd.
  (Class A)....................      4,208        215,744
P F Chang's China Bistro, Inc.
  (a)..........................      2,576         76,250
Panera Bread Co. (Class A)(a)..      3,385        138,108
Papa John's International, Inc.
  (a)..........................      2,132         52,106
Peet's Coffee & Tea, Inc. (a)..      1,327         37,037
Pinnacle Entertainment, Inc.
  (a)..........................      6,416        174,708
Rare Hospitality International,
  Inc. (a).....................      3,069        116,960
Red Robin Gourmet Burgers, Inc.
  (a)..........................      1,517         65,079
Ruby Tuesday, Inc. ............      5,496        100,797
Ruth's Chris Steak House, Inc.
  (a)..........................      1,721         24,524
Scientific Games Corp. (Class
  A)(a)........................      7,351        276,398
Shuffle Master, Inc. (a).......      3,483         52,071
Sonic Corp. (a)................      6,668        156,031
Texas Roadhouse, Inc. (Class
  A)(a)........................      5,506         64,420
The Cheesecake Factory, Inc.
  (a)..........................      7,274        170,721
The Steak n Shake Co. (a)......      2,529         37,960
WMS Industries, Inc. (a).......      4,598        152,194
                                             ------------
                                                4,127,912
                                             ------------
HOUSEHOLD DURABLES -- 0.7%
Brookfield Homes Corp. ........      1,177         21,833
Champion Enterprises, Inc.
  (a)..........................      7,553         82,932
Hovnanian Enterprises, Inc.
  (a)..........................      4,900         54,341
iRobot Corp. (a)...............      1,094         21,749
Jarden Corp. (a)...............      7,420        229,575
Sealy Corp. ...................      4,398         61,748
Tempur-Pedic International,
  Inc. ........................      7,919        283,104
                                             ------------
                                                  755,282
                                             ------------
HOUSEHOLD PRODUCTS -- 0.3%
Church & Dwight Co., Inc. .....      6,995        329,045
Spectrum Brands, Inc. (a)......      3,912         22,689
                                             ------------
                                                  351,734
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. ......      1,364         63,208
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Raven Industries, Inc. ........      1,801         72,130
Walter Industries, Inc. .......      5,260        141,494
                                             ------------
                                                  213,624
                                             ------------
INSURANCE -- 1.1%
American Equity Investment Life
  Holding Co. .................      5,335         56,818
Darwin Professional
  Underwriters, Inc. (a).......        900         19,440
eHealth, Inc. (a)..............      1,093         30,276
First Acceptance Corp. (a).....      1,759          8,883
HCC Insurance Holdings, Inc. ..     11,947        342,162
National Financial Partners
  Corp. .......................      4,024        213,191
National Interstate Corp. .....        700         21,553
Philadelphia Consolidated
  Holding Co. (a)..............      6,410        264,989
Tower Group, Inc. .............      1,973         51,653
Universal American Financial
  Corp. (a)....................      3,934         89,735
                                             ------------
                                                1,098,700
                                             ------------
INTERNET & CATALOG RETAIL -- 1.0%
1-800-FLOWERS.COM, Inc. (Class
  A)(a)........................      2,305         26,715
Blue Nile, Inc. (a)............      1,529        143,910
FTD Group, Inc. ...............      1,909         28,406
GSI Commerce, Inc. (a).........      1,787         47,534
Netflix, Inc. (a)..............      5,412        112,137
Nutri/System, Inc. (a).........      3,471        162,755
Orbitz Worldwide, Inc. (a).....      3,800         42,902
Overstock.com, Inc. (a)........      1,295         37,296
Priceline.com, Inc. (a)........      3,642        323,228
Shutterfly, Inc. (a)...........      1,400         44,674
Stamps.com, Inc. (a)...........      1,955         23,401
Systemax, Inc. ................      1,085         22,177
ValueVision Media, Inc. (Class
  A)(a)........................      3,117         23,097
                                             ------------
                                                1,038,232
                                             ------------

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
INTERNET SOFTWARE & SERVICES -- 2.7%
Ariba, Inc. (a)................      8,508   $     91,716
Bankrate, Inc. (a).............      1,360         62,723
CMGI, Inc. (a).................     45,823         62,319
CNET Networks, Inc. (a)........     13,691        101,998
comScore, Inc. (a).............        529         14,283
DealerTrack Holdings, Inc.
  (a)..........................      3,718        155,710
Dice Holdings, Inc. (a)........      1,700         17,476
Digital River, Inc. (a)........      4,159        186,115
DivX, Inc. (a).................      1,764         26,231
EarthLink, Inc. (a)............     12,248         97,004
Equinix, Inc. (a)..............      3,191        283,010
Infospace, Inc. ...............      3,262         57,281
Internap Network Services Corp.
  (a)..........................      4,779         67,718
Interwoven, Inc. (a)...........      3,904         55,554
Ipass, Inc. (a)................      5,524         23,201
j2 Global Communications, Inc.
  (a)..........................      5,236        171,374
Limelight Networks, Inc. (a)...      1,411         12,389
LoopNet, Inc. (a)..............      2,006         41,203
Marchex, Inc. (Class B)........      3,139         29,852
NIC, Inc. .....................      3,905         27,101
Omniture, Inc. (a).............      4,120        124,918
Openwave Systems, Inc. ........      7,147         31,304
Perficient, Inc. (a)...........      3,000         65,610
RealNetworks, Inc. (a).........     10,271         69,637
S1 Corp. (a)...................      5,476         49,558
SAVVIS, Inc. (a)...............      2,869        111,260
SonicWALL, Inc. (a)............      6,493         56,684
Switch & Data Facilities Co.,
  Inc. (a).....................      2,156         35,121
TechTarget, Inc. (a)...........        769         12,996
The Knot, Inc. (a).............      2,704         57,487
Travelzoo, Inc. (a)............        736         16,891
Valueclick, Inc. (a)...........     10,668        239,603
Vignette Corp. (a).............      2,882         57,842
VistaPrint, Ltd. (a)...........      4,359        162,896
WebMD Health Corp. (Class
  A)(a)........................        795         41,420
Websense, Inc. (a).............      4,446         87,720
                                             ------------
                                                2,805,205
                                             ------------
IT SERVICES -- 2.8%
Acxiom Corp. ..................      7,386        146,169
Broadridge Financial Solutions,
  Inc. ........................     14,700        278,565
CACI International, Inc. (Class
  A)(a)........................      3,252        166,145
CIBER, Inc. (a)................      5,288         41,299
Euronet Worldwide, Inc. (a)....      4,903        145,962
ExlService Holdings, Inc. (a)..      1,020         21,685
Forrester Research, Inc. (a)...      1,600         37,712
Gartner, Inc. (a)..............      7,479        182,936
Genpact, Ltd. (a)..............      3,526         59,766
Global Cash Access, Inc. (a)...      4,565         48,343
Heartland Payment Systems,
  Inc. ........................      2,338         60,087
Hewitt Associates, Inc. (Class
  A)(a)........................     10,493        367,780
Lionbridge Technologies, Inc.
  (a)..........................      5,928         23,653
MoneyGram International,
  Inc. ........................      8,952        202,226
MPS Group, Inc. (a)............     11,000        122,650
SAIC, Inc. (a).................     12,093        232,065
Sapient Corp. (a)..............      8,085         54,250
SRA International, Inc. (a)....      4,591        128,915
SYKES Enterprises, Inc. (a)....      2,525         41,940
Syntel, Inc. ..................      1,218         50,644
TNS, Inc. .....................      2,388         38,351
VeriFone Holdings, Inc. (a)....      7,032        311,729
Wright Express Corp. (a).......      4,365        159,279
                                             ------------
                                                2,922,151
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Leapfrog Enterprises, Inc.
  (a)..........................      3,247         26,788
Marine Products Corp. .........      1,499         12,711
MarineMax, Inc. (a)............      1,679         24,446
Oakley, Inc. ..................      2,593         75,275
Pool Corp. ....................      5,302        132,444
Smith & Wesson Holding Corp.
  (a)..........................      3,200         61,088
                                             ------------
                                                  332,752
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 2.0%
Affymetrix, Inc. (a)...........      7,303        185,277
Albany Molecular Research, Inc.
  (a)..........................      2,436         36,784
AMAG Pharmaceuticals, Inc.
  (a)..........................      1,752        100,214
Bio-Rad Laboratories, Inc.
  (Class A)(a).................      1,996        180,638
Bruker BioSciences Corp. (a)...      5,114         45,003
Dionex Corp. (a)...............      2,024        160,827
Enzo Biochem, Inc. (a).........      3,626         41,155
eResearch Technology, Inc.
  (a)..........................      3,827         43,590
Exelixis, Inc. (a).............      9,611        101,780
Illumina, Inc. (a).............      5,679        294,627
Nektar Therapeutics(a).........      9,197         81,209
PAREXEL International Corp.
  (a)..........................      2,762        113,988
PharmaNet Development Group,
  Inc. (a).....................      1,722         49,990
PRA International(a)...........      2,108         61,975
Techne Corp. (a)...............      3,947        248,977
Ventana Medical Systems, Inc.
  (a)..........................      3,742        321,475
                                             ------------
                                                2,067,509
                                             ------------
MACHINERY -- 2.5%
Accuride Corp. (a).............      2,327         28,180
Actuant Corp. (Class A)........      2,936        190,752
American Railcar Industries,
  Inc. ........................        894         19,686
Astec Industries, Inc. (a).....      1,800        103,410
ASV, Inc. (a)..................      1,998         28,032
Blount International, Inc.
  (a)..........................      4,200         47,712
Bucyrus International, Inc.
  (Class A)....................      3,883        283,187
Chart Industries, Inc. (a).....      2,938         94,486
CLARCOR, Inc. .................      5,147        176,079
ESCO Technologies, Inc. (a)....      2,620         87,089
Force Protection, Inc. (a).....      7,093        153,634
Gardner Denver, Inc. (a).......      5,559        216,801
Graco, Inc. ...................      6,748        263,914
Middleby Corp. (a).............      1,772        114,365
Mueller Water Products, Inc.
  (Class B)....................     12,300        135,300
RBC Bearings, Inc. (a).........      2,380         91,273
The Toro Co. ..................      4,113        241,968
Titan International, Inc. .....      2,900         92,568
Wabtec Corp. ..................      5,200        194,792
                                             ------------
                                                2,563,228
                                             ------------
MARINE -- 0.5%
American Commercial Lines, Inc.
  (a)..........................      4,908        116,467
Excel Maritime Carriers,
  Ltd. ........................      1,600         89,280
Kirby Corp. (a)................      5,594        246,919
TBS International, Ltd. (a)....      1,200         49,500
                                             ------------
                                                  502,166
                                             ------------

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
MEDIA -- 1.9%
Arbitron, Inc. ................      3,019   $    136,881
Charter Communications, Inc.
  (a)..........................     38,256         98,701
Cinemark Holdings, Inc. .......      3,100         57,536
CKX, Inc. (a)..................      4,727         58,189
Crown Media Holdings, Inc.
  (Class A) (a)................        993          7,140
Dolan Media Co. (a)............      1,300         31,590
Entravision Communications
  Corp. (a)....................      6,180         56,980
Gemstar-TV Guide International,
  Inc. (a).....................     26,671        185,630
Getty Images, Inc. (a).........      5,500        153,120
Gray Television, Inc. .........      4,451         37,789
Harte-Hanks, Inc. .............      4,958         97,573
Interactive Data Corp. ........      3,565        100,533
John Wiley & Sons, Inc. (Class
  A)...........................      5,228        234,894
Live Nation, Inc. (a)..........      6,362        135,193
Lodgenet Entertainment Corp.
  (a)..........................      2,000         50,720
Martha Stewart Living
  Omnimedia, Inc. (Class A)
  (a)..........................      2,507         29,207
Marvel Entertainment, Inc.
  (a)..........................      5,623        131,803
Mediacom Communications Corp.
  (a)..........................      5,473         38,585
Morningstar, Inc. (a)..........      1,060         65,084
National CineMedia, Inc. ......      4,236         94,886
Primedia, Inc. ................      2,556         35,886
Tivo, Inc. (a).................      9,643         61,233
Warner Music Group Corp. ......      4,553         45,985
                                             ------------
                                                1,945,138
                                             ------------
METALS & MINING -- 1.4%
AK Steel Holding Corp. (a).....     11,645        511,798
AM Castle & Co. ...............      1,900         61,940
Coeur d' Alene Mines Corp.
  (a)..........................     27,893        105,714
Hecla Mining Co. (a)...........     11,992        107,328
Meridian Gold, Inc. (a)........     10,772        356,553
Metal Management, Inc. ........      2,743        148,671
Royal Gold, Inc. ..............      2,642         86,526
Stillwater Mining Co. (a)......      4,900         50,421
                                             ------------
                                                1,428,951
                                             ------------
MULTILINE RETAIL -- 0.1%
99 Cents Only Stores (a).......      5,324         54,678
Fred's, Inc. (Class A).........      3,709         39,056
Retail Ventures, Inc. (a)......      2,779         28,929
                                             ------------
                                                  122,663
                                             ------------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class
  A) (a).......................      7,328        267,399
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 7.5%
Alliance Holdings GP LP........      1,233         29,691
Alon USA Energy, Inc. .........      1,282         43,306
Alpha Natural Resources, Inc.
  (a)..........................      7,048        163,725
Arena Resources, Inc. (a)......      1,866        122,223
Atlas America, Inc. ...........      2,641        136,355
Atlas Energy Resources LLC.....        800         25,280
Atlas Pipeline Holdings LP.....        400         16,216
ATP Oil & Gas Corp. (a)........      2,481        116,681
Aventine Renewable Energy
  Holdings,
  Inc. (a).....................      2,984         31,541
Berry Petroleum Co. (Class A)..      3,831        151,669
Bill Barrett Corp. (a).........      2,872        113,185
Bois d'Arc Energy, Inc. (a)....      1,904         36,500
BreitBurn Energy Partners LP...      1,600         51,920
Buckeye GP Holdings LP.........      1,222         36,794
Cabot Oil & Gas Corp. .........     10,335        363,379
Carrizo Oil & Gas, Inc. (a)....      2,507        112,464
Cheniere Energy, Inc. (a)......      4,788        187,546
Cimarex Energy Co. ............      8,800        327,800
Clean Energy Fuels Corp (a)....        999         15,125
Comstock Resources, Inc. (a)...      4,736        146,058
Concho Resources, Inc. (a).....      2,100         31,101
Continental Resources Inc.
  (a)..........................      2,934         53,223
Copano Energy LLC..............      4,100        150,593
Crosstex Energy, Inc. .........      4,889        185,342
Delek US Holdings, Inc. .......      1,024         25,682
Delta Petroleum Corp. (a)......      6,962        124,968
Eagle Rock Energy Partners LP..      3,700         77,663
Encore Aquisition Co. (a)......      5,482        173,505
Encore Energy Partners LP (a)..      1,000         21,360
Energy Partners, Ltd. (a)......      2,823         41,442
Enterprise GP Holdings LP......      1,055         39,984
EV Energy Partner LP...........      1,000         35,790
Evergreen Energy, Inc. (a).....      8,400         42,840
EXCO Resources, Inc. (a).......      9,062        149,885
Foundation Coal Holdings,
  Inc. ........................      4,850        190,120
GeoMet, Inc. (a)...............      2,203         11,213
Goodrich Petroleum Corp. (a)...      1,766         55,982
Gulfport Energy Corp. (a)......      2,400         56,784
Helix Energy Solutions Group,
  Inc. (a).....................      8,854        375,941
Holly Corp. ...................      4,908        293,646
International Coal Group, Inc.
  (a)..........................     11,936         52,996
Kinder Morgan Management LLC
  (a)..........................      6,654        311,074
Legacy Reserves LP.............      1,500         33,270
Magellan Midstream Holdings
  LP...........................      2,189         57,790
Mariner Energy, Inc. (a).......      8,588        177,857
Markwest Hydrocarbon, Inc. ....        682         39,645
Massey Energy Co. .............      8,100        176,742
McMoRan Exploration Co. (a)....      3,368         45,300
NuStar GP Holdings LLC.........      3,776        117,396
Pacific Ethanol, Inc. (a)......      3,456         33,247
Parallel Petroleum Corp. (a)...      3,727         63,322
Penn Virginia Corp. ...........      4,071        179,043
Petrohawk Energy Corp. (a).....     18,100        297,202
Petroleum Development Corp.
  (a)..........................      1,467         65,061
Plains Exploration & Production
  Co. (a)......................      7,700        340,494
Quicksilver Resources, Inc.
  (a)..........................      5,804        273,078
Regency Energy Partners LP.....      3,500        102,900
Rentech, Inc. (a)..............     15,997         34,553
Rosetta Resources, Inc. (a)....      5,018         92,030
SemGroup Energy Partners LP
  (a)..........................      1,300         37,687
St. Mary Land & Exploration
  Co. .........................      6,670        237,919
Targa Resources Partners LP....      2,100         60,900
Teekay Offshore Partners LP....        900         25,605
Uranium Resources Inc. (a).....      5,700         53,523
US BioEnergy Corp. (a).........      4,287         33,053
Venoco, Inc. (a)...............      1,995         34,214
VeraSun Energy Corp. (a).......      5,885         64,735
W&T Offshore, Inc. ............      2,700         65,826
Warren Resources, Inc. (a).....      6,306         79,077
Western Refining, Inc. ........      3,022        122,633
World Fuel Services Corp. .....      2,839        115,860
                                             ------------
                                                7,788,554
                                             ------------
PERSONAL PRODUCTS -- 1.1%
Alberto Culver Co. ............      9,067        224,771
Bare Escentuals, Inc. (a)......      5,058        125,793
Chattem, Inc. (a)..............      1,512        106,626

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
Elizabeth Arden, Inc. (a)......      2,658   $     71,660
Herbalife, Ltd. ...............      5,222        237,392
Mannatech, Inc. ...............      1,501         12,158
NBTY, Inc. (a).................      6,477        262,966
Prestige Brands Holdings, Inc.
  (a)..........................      3,492         38,342
USANA Health Sciences, Inc.
  (a)..........................        844         36,925
                                             ------------
                                                1,116,633
                                             ------------
PHARMACEUTICALS -- 1.3%
Adams Respiratory Therapeutics,
  Inc. (a).....................      3,338        128,647
Akorn, Inc. (a)................      5,700         42,693
Auxilium Pharmaceuticals, Inc.
  (a)..........................      3,400         71,672
Jazz Pharmaceuticals, Inc.
  (a)..........................        590          6,608
Medicis Pharmaceutical Corp.
  (Class A)....................      5,928        180,863
MGI Pharma, Inc. (a)...........      8,507        236,325
Noven Pharmaceuticals, Inc.
  (a)..........................      2,565         40,860
Opko Health, Inc. (a)..........      9,800         39,200
Par Pharmaceutical Cos., Inc.
  (a)..........................      3,565         66,166
Salix Pharmaceuticals, Ltd.
  (a)..........................      4,732         58,771
Sciele Pharma, Inc. (a)........      3,296         85,762
Sucampo Pharmaceuticals, Inc.
  (a)..........................        400          4,300
The Medicines Co. (a)..........      5,189         92,416
Valeant Pharmaceuticals
  International(a).............      8,469        131,100
Viropharma, Inc. (a)...........      6,911         61,508
Xenoport, Inc. (a).............      2,369        111,462
                                             ------------
                                                1,358,353
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Alexander's, Inc. (a)..........        199         76,714
Anworth Mortgage Asset Corp. ..      4,487         24,185
BioMed Realty Trust, Inc. .....      7,043        169,736
Corporate Office Properties
  Trust........................      5,007        208,441
Digital Realty Trust, Inc. ....      5,997        236,222
First Potomac Realty Trust.....      2,392         52,146
Maguire Properties, Inc. ......      3,648         94,228
Meruelo Maddux Properties, Inc.
  (a)..........................      4,600         27,186
Taubman Centers, Inc. .........      5,700        312,075
                                             ------------
                                                1,200,933
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
Jones Lang LaSalle, Inc. ......      3,951        406,005
Move, Inc. (a).................     15,295         42,214
The St. Joe Co. ...............      7,900        265,519
                                             ------------
                                                  713,738
                                             ------------
ROAD & RAIL -- 0.6%
Genesee & Wyoming, Inc. (Class
  A)(a)........................      4,345        125,310
Heartland Express, Inc. .......      6,032         86,137
Knight Transportation, Inc. ...      5,630         96,892
Landstar Systems, Inc. ........      5,887        247,078
Old Dominion Freight Line, Inc.
  (a)..........................      3,262         78,190
                                             ------------
                                                  633,607
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.1%
Advanced Analogic Technologies,
  Inc. (a).....................      4,310         45,858
Advanced Energy Industries,
  Inc. (a).....................      3,502         52,880
AMIS Holdings, Inc. (a)........      6,427         62,406
Amkor Technology, Inc. (a).....     11,364        130,913
Anadigics, Inc. (a)............      5,879        106,292
Applied Micro Circuits Corp.
  (a)..........................     28,031         88,578
Atheros Communications, Inc.
  (a)..........................      6,056        181,498
Atmel Corp. (a)................     48,365        249,563
ATMI, Inc. (a).................      3,557        105,821
Axcelis Technologies, Inc.
  (a)..........................     11,100         56,721
Brooks Automation, Inc. (a)....      7,179        102,229
Cabot Microelectronics Corp.
  (a)..........................      2,379        101,702
Cavium Networks, Inc. (a)......        664         21,580
Cirrus Logic, Inc. (a).........      7,776         49,766
Cohu, Inc. ....................      2,300         43,125
Conexant Systems, Inc. (a).....     48,183         57,820
Cree, Inc. (a).................      8,956        278,532
Cymer, Inc. (a)................      3,623        139,087
Cypress Semiconductor Corp.
  (a)..........................     16,222        473,845
Diodes, Inc. (a)...............      2,983         95,754
DSP Group, Inc. (a)............      2,931         46,398
Exar Corp. (a).................      4,315         56,354
FEI Co. (a)....................      3,562        111,954
Formfactor, Inc. (a)...........      4,758        211,112
Genesis Microchip, Inc. (a)....      3,573         28,012
Hittite Microwave Corp. (a)....      1,337         59,029
Integrated Device Technology,
  Inc. (a).....................     20,400        315,792
Kulicke & Soffa Industries,
  Inc. (a).....................      5,675         48,124
Lattice Semiconductor Corp.
  (a)..........................     12,600         56,574
Mattson Technology, Inc. (a)...      5,192         44,911
Micrel, Inc. ..................      5,657         61,096
Microsemi Corp. (a)............      7,406        206,479
MKS Instruments, Inc. (a)......      5,500        104,610
Monolithic Power Systems, Inc.
  (a)..........................      2,400         60,960
Netlogic Microsystems, Inc.
  (a)..........................      1,717         62,001
OmniVision Technologies, Inc.
  (a)..........................      5,474        124,424
ON Semiconductor Corp. (a).....     31,187        391,709
PDF Solutions, Inc. (a)........      2,321         22,931
PMC-Sierra, Inc. (a)...........     22,722        190,638
Rambus, Inc. (a)...............     10,256        195,992
RF Micro Devices, Inc. (a).....     20,921        140,798
Semtech Corp. (a)..............      6,777        138,793
Sigma Designs, Inc. (a)........      2,566        123,784
Silicon Image, Inc. (a)........      8,648         44,537
Silicon Laboratories, Inc.
  (a)..........................      5,855        244,505
Silicon Storage Technology,
  Inc. (a).....................      9,014         29,025
Sirf Technology Holdings, Inc.
  (a)..........................      5,908        126,136
Skyworks Solutions, Inc. (a)...     16,149        145,987
Spansion, Inc. (a).............      8,636         72,974
Tessera Technologies, Inc.
  (a)..........................      5,021        188,288
Trident Microsystems, Inc.
  (a)..........................      5,664         90,001
Ultratech, Inc. (a)............      2,130         29,522
Zoran Corp. (a)................      5,363        108,333
                                             ------------
                                                6,325,753
                                             ------------
SOFTWARE -- 4.8%
ACI Worldwide, Inc. (a)........      3,743         83,656
Advent Software, Inc. (a)......      1,855         87,129
Ansoft Corp. (a)...............      1,446         47,689
Ansys, Inc. (a)................      8,219        280,843
Aspen Technology, Inc. (a).....      6,100         87,352
Blackbaud, Inc. ...............      4,653        117,442
Blackboard, Inc. (a)...........      2,830        129,727
BladeLogic, Inc. (a)...........        500         12,820
Commvault Systems, Inc. (a)....      3,326         61,598
Concur Technologies, Inc. (a)..      3,829        120,690
Epicor Software Corp. (a)......      5,211         71,756
eSpeed, Inc. (a)...............      2,878         24,549
Factset Research Systems,
  Inc. ........................      4,786        328,080
Fair Isaac Corp. ..............      5,736        207,127
FalconStor Software, Inc. (a)..      2,952         35,572
i2 Technologies, Inc. (a)......      1,378         21,015

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
Informatica Corp. (a)..........      9,243   $    145,115
Jack Henry & Associates,
  Inc. ........................      8,977        232,145
JDA Software Group, Inc. (a)...      3,032         62,641
Lawson Software, Inc. (a)......     14,292        143,063
Macrovision Corp. (a)..........      5,913        145,637
Magma Design Automation, Inc.
  (a)..........................      4,074         57,321
Manhattan Associates, Inc.
  (a)..........................      2,696         73,897
Mentor Graphics Corp. (a)......      9,112        137,591
MICROS Systems, Inc. (a).......      4,280        278,500
MicroStrategy, Inc. (a)........        988         78,388
Midway Games, Inc. (a).........      1,124          4,901
Monotype Imaging Holdings, Inc.
  (a)..........................      1,100         13,838
Nuance Communications, Inc.
  (a)..........................     16,259        313,961
Parametric Technology Corp.
  (a)..........................     12,155        211,740
Progress Software Corp. (a)....      4,487        135,956
Quality Systems, Inc. .........      1,681         61,575
Quest Software, Inc. (a).......      5,467         93,814
Solera Holdings, Inc. (a)......      2,625         47,224
Sonic Solutions, Inc. (a)......      2,577         26,981
SPSS, Inc. (a).................      2,046         84,173
Synchronoss Technologies, Inc.
  (a)..........................      1,939         81,554
Take-Two Interactive Software,
  Inc. (a).....................      7,380        126,050
Taleo Corp. (a)................      1,900         48,279
THQ, Inc. (a)..................      7,201        179,881
TIBCO Software, Inc. (a).......     20,932        154,688
Tyler Technologies, Inc. (a)...      3,835         51,197
Ultimate Software Group, Inc.
  (a)..........................      2,516         87,808
Vasco Data Security
  International (a)............      2,654         93,713
Wind River Systems, Inc. (a)...      8,015         94,337
                                             ------------
                                                4,983,013
                                             ------------
SPECIALTY RETAIL -- 3.1%
Aaron Rents, Inc. (Class B)....      4,915        109,604
AC Moore Arts & Crafts, Inc.
  (a)..........................      2,028         31,961
Aeropostale, Inc. (a)..........      8,294        158,084
AnnTaylor Stores Corp. (a).....      6,927        219,378
Bebe Stores, Inc. .............      2,318         33,912
Big 5 Sporting Goods Corp. ....      2,097         39,214
Blockbuster, Inc. (Class A)
  (a)..........................     19,100        102,567
Build-A-Bear Workshop, Inc.
  (a)..........................      1,522         27,031
Cabela's, Inc. (a).............      4,503        106,496
Charlotte Russe Holding, Inc.
  (a)..........................      2,245         32,867
Charming Shoppes, Inc. (a).....     13,862        116,441
Christopher & Banks Corp. .....      3,704         44,892
Coldwater Creek, Inc. (a)......      6,081         66,040
Conn's, Inc. (a)...............      1,196         28,572
Dick's Sporting Goods, Inc.
  (a)..........................      4,285        287,738
Dress Barn, Inc. (a)...........      4,515         76,800
DSW, Inc. (Class A) (a)........      1,468         36,950
Genesco, Inc. (a)..............      2,285        105,407
Guitar Center, Inc. (a)........      2,895        171,673
Gymboree Corp. (a).............      3,307        116,539
Hibbett Sports, Inc. (a).......      3,186         79,013
Hot Topic, Inc. (a)............      4,371         32,608
J. Crew Group, Inc. (a)........      4,531        188,036
Jos. A. Bank Clothiers, Inc.
  (a)..........................      1,790         59,822
Mens Wearhouse, Inc. ..........      5,218        263,613
New York & Co., Inc. (a).......      2,625         16,012
Pacific Sunwear of California,
  Inc. (a).....................      7,052        104,370
Select Comfort Corp. (a).......      4,982         69,499
Stein Mart, Inc. ..............      2,715         20,661
The Children's Place Retail
  Stores, Inc. (a).............      2,397         58,199
The Finish Line, Inc. (Class
  A)...........................      4,167         18,085
Tractor Supply Co. (a).........      3,462        159,564
Tween Brands, Inc. (a).........      3,065        100,655
West Marine, Inc. (a)..........      1,381         15,950
Zumiez, Inc. (a)...............      1,892         83,948
                                             ------------
                                                3,182,201
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
Carter's, Inc. (a).............      5,199        103,720
Deckers Outdoor Corp. (a)......      1,347        147,901
Fossil, Inc. (a)...............      5,077        189,677
Heelys, Inc. (a)...............      1,030          8,209
Iconix Brand Group, Inc. (a)...      6,030        143,454
K-Swiss, Inc. (Class A)........      2,632         60,299
Maidenform Brands, Inc. (a)....      1,558         24,741
Quiksilver, Inc. (a)...........     13,330        190,619
Steven Madden, Ltd. ...........      1,878         35,588
The Timberland Co. (Class A)
  (a)..........................      5,178         98,175
Under Armour, Inc. (Class A)
  (a)..........................      3,120        186,638
Volcom, Inc. (a)...............      1,509         64,163
Warnaco Group, Inc. (a)........      4,905        191,638
                                             ------------
                                                1,444,822
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Franklin Bank Corp. (a)........      2,329         21,427
KNBT Bancorp, Inc. ............      2,612         43,202
NewAlliance Bancshares, Inc. ..     11,280        165,590
Ocwen Financial Corp. (a)......      3,595         33,901
Oritani Financial Corp. (a)....      1,194         18,913
Roma Financial Corp. ..........      1,000         17,100
                                             ------------
                                                  300,133
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Beacon Roofing Supply, Inc.
  (a)..........................      4,369         44,651
H&E Equipment Services, Inc.
  (a)..........................      1,574         28,301
Interline Brands, Inc. (a).....      2,982         68,556
MSC Industrial Direct Co., Inc.
  (Class A)....................      4,899        247,840
Rush Enterprises, Inc. (a).....      2,400         60,840
TransDigm Group, Inc. (a)......      2,483        113,498
Wesco International, Inc. (a)..      4,556        195,635
Williams Scotsman
  International, Inc. (a)......      2,918         80,858
                                             ------------
                                                  840,179
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Centennial Communications Corp.
  (a)..........................      2,423         24,521
Dobson Communications Corp.
  (Class A) (a)................     16,184        206,993
FiberTower Corp. (a)...........      9,157         35,163
ICO Global Communications
  Holdings, Ltd. (a)...........     10,823         37,664
iPCS, Inc. ....................      1,245         42,816
Rural Cellular Corp. (a).......      1,100         47,850
SBA Communications Corp. (a)...     10,259        361,937
Syniverse Holdings, Inc. (a)...      2,818         44,806
TerreStar Corp. (a)............      6,292         60,592
                                             ------------
                                                  862,342
                                             ------------

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
TOTAL COMMON STOCKS --
  (Cost $98,146,290)...........              $103,468,688
                                             ------------
WARRANTS -- 0.0% (b)
COMMUNICATIONS EQUIPMENT -- 0.0% (b)
Pegasus Wireless Corp. (a)
  (Cost $0)....................        569             --
                                             ------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio
  (Cost $405,997)..............    405,997        405,997
                                             ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $98,552,287)...........               103,874,685
OTHER ASSETS AND
  LIABILITIES -- (0.4)%........                  (364,412)
                                             ------------
NET ASSETS -- 100.0%...........              $103,510,273
                                             ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
COMMON STOCKS -- 100.1%
AEROSPACE & DEFENSE -- 1.1%
Cubic Corp. ...................      1,745   $     73,587
Curtiss-Wright Corp. ..........      4,828        229,330
DRS Technologies, Inc. ........      4,547        250,631
Esterline Technologies Corp.
  (a)..........................      2,761        157,515
GenCorp, Inc. (a)..............      5,861         70,098
Heico Corp. ...................      2,325         91,837
Ladish Co., Inc. (a)...........      1,602         88,879
Triumph Group, Inc. ...........      1,792        146,424
                                             ------------
                                                1,108,301
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.2%
Atlas Air Worldwide Holdings,
  Inc. (a).....................      1,700         87,771
Pacer International, Inc. .....      3,800         72,390
                                             ------------
                                                  160,161
                                             ------------
AIRLINES -- 0.1%
Alaska Air Group, Inc. (a).....      4,473        103,282
                                             ------------
AUTO COMPONENTS -- 1.1%
Aftermarket Technology Corp.
  (a)..........................      2,400         76,176
American Axle & Manufacturing
  Holdings, Inc. ..............      4,954        125,089
ArvinMeritor, Inc. ............      7,961        133,904
Cooper Tire & Rubber Co. ......      6,725        164,090
Lear Corp. (a).................      7,087        227,493
Modine Manufacturing Co. ......      3,276         87,207
Sauer-Danfoss, Inc. ...........      1,198         31,963
Superior Industries
  International, Inc. .........      2,357         51,123
TRW Automotive Holdings Corp.
  (a)..........................      5,855        185,486
Visteon Corp. (a)..............     14,082         72,522
                                             ------------
                                                1,155,053
                                             ------------
AUTOMOBILES -- 0.0% (b)
Monaco Coach Corp. ............      2,978         41,781
                                             ------------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. ...........      7,099        230,292
                                             ------------
BIOTECHNOLOGY -- 0.1%
Incyte, Inc. (a)...............      8,358         59,760
                                             ------------
BUILDING PRODUCTS -- 0.9%
American Woodmark Corp. .......      1,094         27,120
Ameron International Corp. ....        913         96,568
Apogee Enterprises, Inc. ......      3,163         82,048
Armstrong World Industries,
  Inc. (a).....................      1,954         79,313
Gibraltar Industries, Inc. ....      3,016         55,796
Lennox International, Inc. ....      7,027        237,513
NCI Building Systems, Inc.
  (a)..........................      2,199         95,019
Owens Corning, Inc. (a)........      9,730        243,736
Universal Forest Products,
  Inc. ........................      2,109         63,059
                                             ------------
                                                  980,172
                                             ------------
CAPITAL MARKETS -- 2.4%
Cohen & Steers, Inc. ..........      1,800         66,654
FBR Capital Markets Corp. (a)..      3,435         44,243
FCStone Group, Inc. (a)........      2,000         64,540
GAMCO Investors, Inc. .........        732         40,114
Investment Technology Group,
  Inc. (a).....................      4,937        212,192
Jefferies Group, Inc. .........     11,838        329,451
Knight Capital Group, Inc.
  (a)..........................     10,944        130,890
LaBranche & Co., Inc. (a)......      6,226         29,138
Lazard, Ltd. ..................      5,653        239,687
Merrill Lynch & Co., Inc. .....          1             42
MF Global, Ltd. (a)............     10,700        310,300
Piper Jaffray Cos., Inc. (a)...      2,038        109,237
Raymond James Financial,
  Inc. ........................     10,516        345,451
Stifel Financial Corp. (a).....      1,300         75,192
SWS Group, Inc. ...............      3,000         53,070
Thomas Weisel Partners Group,
  Inc. (a).....................      2,585         37,508
W.P. Carey & Co. LLC...........      3,100         97,650
W.P. Stewart & Co., Ltd. ......      2,469         24,492
Waddell & Reed Financial, Inc.
  (Class A)....................      9,243        249,838
                                             ------------
                                                2,459,689
                                             ------------
CHEMICALS -- 5.1%
A. Schulman, Inc. .............      2,642         52,127
Airgas, Inc. ..................      7,755        400,391
Albemarle Corp. ...............      8,461        373,976
Arch Chemicals, Inc. ..........      2,672        125,263
Cabot Corp. ...................      6,741        239,508
CF Industries Holdings, Inc. ..      5,463        414,696
Chemtura Corp. ................     26,326        234,038
Cytec Industries, Inc. ........      4,560        311,858
Ferro Corp. ...................      4,722         94,346
FMC Corp. .....................      7,914        411,686
Georgia Gulf Corp. ............      3,780         52,542
H.B. Fuller Co. ...............      6,653        197,461
Hercules, Inc. ................     12,749        267,984
Koppers Holdings, Inc. ........      1,700         65,637
Kronos Worldwide, Inc. ........        375          7,080
Minerals Technologies, Inc. ...      2,128        142,576
NewMarket Corp. ...............      1,653         81,625
NL Industries, Inc. ...........        831          9,415
Olin Corp. ....................      7,171        160,487
OM Group, Inc. (a).............      3,366        177,758
RPM International, Inc. .......     13,367        320,140
Sensient Technologies Corp. ...      5,114        147,641
Spartech Corp. ................      3,492         59,574
Terra Nitrogen Co. LP..........        795        100,830
The Scotts Miracle-Gro Co.
  (Class A)....................      4,676        199,899
Tronox, Inc. ..................      4,551         42,324
Valhi, Inc. ...................      1,289         30,614
Valspar Corp. .................     10,371        282,195
W.R. Grace & Co. (a)...........      6,493        174,402
Westlake Chemical Corp. .......      2,144         54,308
                                             ------------
                                                5,232,381
                                             ------------
COMMERCIAL BANKS -- 8.7%
1st Source Corp. ..............      1,488         34,075
Alabama National Bancorp.......      2,102        163,788
AMCORE Financial, Inc. ........      2,279         56,793
Bancfirst Corp. ...............        828         37,152
BancorpSouth, Inc. ............      8,460        205,578
Bank of Hawaii Corp. ..........      5,449        287,980
Banner Corp. ..................      1,595         54,852
Beneficial Mutual Bancorp, Inc.
  (a)..........................      3,987         38,873
BOK Financial Corp. ...........      2,448        125,852
Capital City Bank Group,
  Inc. ........................      1,369         42,713
Capitol Bancorp, Ltd. .........      1,773         44,023
Cathay General Bancorp.........      4,700        151,387
Centennial Bank Holdings, Inc.
  (a)..........................      6,000         38,400
Central Pacific Financial
  Corp. .......................      3,307         96,564
Chemical Financial Corp. ......      2,434         59,024
Chittenden Corp. ..............      5,161        181,461
Citizens Republic Bancorp,
  Inc. ........................      8,386        135,098
City Bank......................      1,610         46,239

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
City Holding Co. ..............      1,826   $     66,485
Columbia Banking System,
  Inc. ........................      1,943         61,826
Community Bank System, Inc. ...      3,309         64,592
Community Banks, Inc. .........      2,686         80,016
Community Trust Bancorp,
  Inc. ........................      1,468         44,099
Cullen/Frost Bankers, Inc. ....      6,585        330,040
CVB Financial Corp. ...........      7,362         86,135
F N B Corp. ...................      6,639        109,809
First Bancorp- North Carolina..      1,563         31,854
First BanCorp- Puerto Rico.....      8,498         80,731
First Charter Corp. ...........      3,829        115,521
First Citizens Bancshares, Inc.
  (Class A)....................        650        113,360
First Commonwealth Financial
  Corp. .......................      7,340         81,180
First Community Bancorp,
  Inc. ........................      2,989        163,528
First Financial Bancorp........      4,314         55,133
First Financial Bankshares,
  Inc. ........................      1,932         77,628
First Financial Corp. .........      1,106         33,512
First Indiana Corp. ...........      1,409         44,130
First Merchants Corp. .........      2,025         43,659
First Midwest Bancorp, Inc. ...      5,468        186,787
First State Bancorp............      2,221         43,620
FirstMerit Corp. ..............      8,226        162,546
Frontier Financial Corp. ......      4,858        113,337
Fulton Financial Corp. ........     19,085        274,442
Glacier Bancorp, Inc. .........      5,784        130,256
Great Southern Bancorp, Inc. ..      1,077         26,753
Hancock Holding Co. ...........      2,971        119,078
Harleysville National Corp. ...      3,183         50,578
IBERIABANK Corp. ..............      1,255         66,076
Independent Bank Corp.-
  Massachusetts................      1,543         45,827
Independent Bank Corp.-
  Michigan.....................      2,308         25,503
Integra Bank Corp. ............      2,299         41,681
International Bancshares
  Corp. .......................      5,997        130,135
Irwin Financial Corp. .........      2,641         29,104
MB Financial, Inc. ............      3,888        134,330
Midwest Banc Holdings, Inc. ...      2,305         34,045
National Penn Bancshares,
  Inc. ........................      4,942         80,850
NBT Bancorp, Inc. .............      3,708         80,612
Old National Bancorp...........      7,307        121,077
Old Second Bancorp, Inc. ......      1,300         37,050
Omega Financial Corp. .........      1,290         34,069
Oriental Financial Group.......      2,482         28,543
Pacific Capital Bancorp........      5,116        134,551
Park National Corp. ...........      1,309        114,145
Prosperity Bancshares, Inc. ...      4,800        159,168
Provident Bankshares Corp. ....      3,533        110,689
Republic Bancorp, Inc.-
  Kentucky.....................      1,111         17,598
S&T Bancorp, Inc. .............      2,662         85,423
S.Y. Bancorp, Inc. ............      1,457         39,397
Sandy Spring Bancorp, Inc. ....      1,557         46,897
Santander Bancorp..............        551          7,075
Seacoast Banking Corp. of
  Florida......................      1,628         30,444
Simmons First National Corp. ..      1,464         38,562
South Financial Group, Inc. ...      8,002        181,965
Sterling Bancorp...............      2,020         28,280
Sterling Bancshares, Inc. .....      8,081         92,204
Sterling Financial Corp.-
  Pennsylvania.................      3,045         52,222
Sterling Financial Corp.-
  Washington...................      5,600        150,696
Suffolk Bancorp................      1,105         35,426
Sun Bancorp, Inc. (a)..........      2,051         35,892
Susquehanna Bancshares, Inc. ..      5,702        114,610
SVB Financial Group(a).........      3,785        179,258
Tompkins Trustco, Inc. ........        806         31,998
Trico Bancshares...............      1,606         35,766
Trustmark Corp. ...............      5,567        156,099
UMB Financial Corp. ...........      3,481        149,196
Umpqua Holdings Corp. .........      6,753        135,127
United Bankshares, Inc. .......      4,741        144,316
USB Holding Co., Inc. .........      1,378         32,011
W Holding Co., Inc. ...........     14,100         31,584
Washington Trust Bancorp,
  Inc. ........................      1,277         34,441
Webster Financial Corp. .......      5,955        250,825
WesBanco, Inc. ................      2,110         52,708
West Coast Bancorp.............      1,671         47,473
Westamerica Bancorp............      3,233        161,036
Whitney Holding Corp. .........      7,404        195,317
Wilmington Trust Corp. ........      7,511        292,178
Wintrust Financial Corp. ......      2,600        110,994
Yardville National Bancorp.....      1,108         37,262
                                             ------------
                                                9,032,222
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.2%
ABM Industries, Inc. ..........      4,876         97,423
Bowne & Co., Inc. .............      3,057         50,930
CDI Corp. .....................      1,480         41,262
Consolidated Graphics, Inc.
  (a)..........................      1,483         93,118
Deluxe Corp. ..................      5,671        208,920
Ennis, Inc. ...................      2,757         60,764
G & K Services, Inc. (Class
  A)...........................      2,345         94,269
Heidrick & Struggles
  International,
  Inc. (a).....................      1,952         71,150
Herman Miller, Inc. ...........      6,700        181,838
HNI Corp. .....................      4,100        147,600
IKON Office Solutions, Inc. ...     11,508        147,878
Kelly Services, Inc. (Class
  A)...........................      2,699         53,467
McGrath Rentcorp...............      2,502         83,167
PHH Corp. (a)..................      5,840        153,475
School Specialty, Inc. (a).....      2,156         74,662
The Brink's Co. ...............      4,500        251,460
United Stationers, Inc. (a)....      3,070        170,446
Viad Corp. ....................      2,228         80,208
Volt Information Sciences, Inc.
  (a)..........................      1,600         28,224
Watson Wyatt Worldwide, Inc.
  (Class A)....................      4,648        208,881
                                             ------------
                                                2,299,142
                                             ------------
COMMUNICATIONS EQUIPMENT -- 0.8%
3Com Corp. (a).................     43,212        213,467
Andrew Corp. (a)...............     17,200        238,220
Bel Fuse, Inc. (Class B).......      1,195         41,419
Black Box Corp. ...............      1,931         82,570
Dycom Industries, Inc. (a).....      4,480        137,222
Mastec, Inc. (a)...............      5,168         72,714
Sycamore Networks, Inc. (a)....     20,617         83,911
                                             ------------
                                                  869,523
                                             ------------
COMPUTERS & PERIPHERALS -- 0.6%
Adaptec, Inc. (a)..............     13,001         49,664
Electronics for Imaging, Inc.
  (a)..........................      6,289        168,923
Emulex Corp. (a)...............      9,542        182,920
Hutchinson Technology, Inc.
  (a)..........................      2,845         69,987
Imation Corp. .................      3,802         93,263
Quantum Corp. (a)..............     21,875         74,375
                                             ------------
                                                  639,132
                                             ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
CONSTRUCTION & ENGINEERING -- 1.5%
EMCOR Group, Inc. (a)..........      6,997   $    219,426
Granite Construction, Inc. ....      3,775        200,151
Insituform Technologies, Inc.
  (a)..........................      3,008         45,812
The Shaw Group, Inc. (a).......      8,264        480,138
URS Corp. (a)..................      5,836        329,442
Washington Group International,
  Inc. (a).....................      3,178        279,060
                                             ------------
                                                1,554,029
                                             ------------
CONSTRUCTION MATERIALS -- 0.2%
Texas Industries, Inc. ........      3,012        236,442
                                             ------------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance
  Centers, Inc. ...............      7,100         75,757
Advanta Corp. (Class B)........      4,162        114,122
AmeriCredit Corp. (a)..........     12,900        226,782
                                             ------------
                                                  416,661
                                             ------------
CONTAINERS & PACKAGING -- 1.0%
Aptargroup, Inc. ..............      7,019        265,809
Packaging Corp. of America.....     10,224        297,212
Rock-Tenn Co. .................      4,037        116,669
Smurfit-Stone Container Corp.
  (a)..........................     27,900        325,872
                                             ------------
                                                1,005,562
                                             ------------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A)(a)....      2,029         20,878
Building Material Holding
  Corp. .......................      3,126         33,073
                                             ------------
                                                   53,951
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
Coinmach Service Corp. ........      3,184         38,176
Regis Corp. ...................      5,033        160,603
Service Corp. International....     31,574        407,305
Stewart Enterprises, Inc.
  (Class A)....................     10,482         79,873
                                             ------------
                                                  685,957
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Financial Federal Corp. .......      2,839         79,520
Interactive Brokers Group, Inc.
  (Class A)(a).................      4,400        115,544
KKR Financial Holdings LLC.....      8,842        148,988
Pico Holdings, Inc. (a)........      1,800         74,790
Resource America, Inc. ........      1,666         26,306
                                             ------------
                                                  445,148
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Alaska Communications Systems
  Group, Inc. .................      4,700         67,915
Consolidated Communications
  Holdings, Inc. ..............      2,236         43,848
Fairpoint Communications,
  Inc. ........................      3,040         57,334
IDT Corp. (Class B)............      7,177         60,071
Iowa Telecommunications
  Services, Inc. ..............      3,430         68,086
North Pittsburgh Systems,
  Inc. ........................      1,472         34,975
SureWest Communications........      1,472         36,815
                                             ------------
                                                  369,044
                                             ------------
ELECTRIC UTILITIES -- 2.2%
ALLETE, Inc. ..................      2,762        123,627
Cleco Corp. ...................      6,543        165,342
El Paso Electric Co. (a).......      5,046        116,714
Empire District Electric Co. ..      3,282         74,140
Great Plains Energy, Inc. .....      9,464        272,658
Hawaiian Electric Industries,
  Inc. ........................      8,933        193,935
IDACORP, Inc. .................      4,883        159,869
MGE Energy, Inc. ..............      2,406         80,457
Otter Tail Corp. ..............      2,853        101,709
Portland General Electric
  Co. .........................      6,912        192,154
Sierra Pacific Resources.......     24,300        382,239
UIL Holdings Corp. ............      2,508         79,002
Unisource Energy Corp. ........      3,844        114,897
Westar Energy, Inc. ...........     10,019        246,067
                                             ------------
                                                2,302,810
                                             ------------
ELECTRICAL EQUIPMENT -- 1.9%
A.O. Smith Corp. ..............      2,260         99,169
Baldor Electric Co. ...........      4,592        183,450
Belden CDT, Inc. ..............      4,966        232,955
Brady Corp. ...................      5,258        188,657
Genlyte Group, Inc. (a)........      2,780        178,643
GrafTech International, Ltd.
  (a)..........................     11,483        204,857
Polypore International, Inc.
  (a)..........................      1,630         22,918
Regal-Beloit Corp. ............      3,520        168,573
Superior Essex, Inc. (a).......      2,276         84,849
Thomas & Betts Corp. (a).......      6,445        377,935
Woodward Governor Co. .........      3,178        198,307
                                             ------------
                                                1,940,313
                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
Agilysys, Inc. ................      2,911         49,196
Anixter International, Inc.
  (a)..........................      3,523        290,471
AVX Corp. .....................      5,605         90,241
Checkpoint Systems, Inc. (a)...      4,341        114,559
Coherent, Inc. (a).............      3,484        111,767
Electro Scientific Industries,
  Inc. (a).....................      2,831         67,831
KEMET Corp. (a)................      9,295         68,318
Littelfuse, Inc. (a)...........      2,476         88,368
Methode Electronics, Inc.
  (Class A)....................      4,081         61,419
Newport Corp. (a)..............      3,844         58,544
Park Electrochemical Corp. ....      2,081         69,880
Plexus Corp. (a)...............      5,111        140,041
SYNNEX Corp. (a)...............      1,789         36,782
Tech Data Corp. (a)............      6,027        241,803
Technitrol, Inc. ..............      4,414        118,957
Tektronix, Inc. ...............      8,317        230,714
Vishay Intertechnology, Inc.
  (a)..........................     18,793        244,873
                                             ------------
                                                2,083,764
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 1.5%
Bristow Group, Inc. (a)........      2,494        109,013
Exterran Holdings, Inc. (a)....      7,200        578,448
Gulfmark Offshore, Inc. (a)....      2,146        104,424
Horizon Offshore, Inc. (a).....      2,924         48,246
Lufkin Industries, Inc. .......      1,638         90,123
SEACOR Holdings, Inc. (a)......      2,579        245,263
Superior Offshore
  International, Inc. (a)......      1,100         12,375
Tidewater, Inc. ...............      6,118        384,455
                                             ------------
                                                1,572,347
                                             ------------
FOOD & STAPLES RETAILING -- 1.1%
BJ'S Wholesale Club, Inc. (a)..      7,100        235,436
Casey's General Stores, Inc. ..      5,542        153,513
Great Atlantic & Pacific Tea
  Co. (a)......................      1,932         58,849
Ingles Markets, Inc. ..........      1,360         38,978
Longs Drug Stores Corp. .......      3,578        177,719
Nash Finch Co. ................      1,472         58,630

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
Performance Food Group Co.
  (a)..........................      3,600   $    108,468
Ruddick Corp. .................      3,969        133,120
The Topps Co., Inc. ...........      3,964         38,411
Weis Markets, Inc. ............      1,190         50,801
Winn-Dixie Stores, Inc. (a)....      5,900        110,448
                                             ------------
                                                1,164,373
                                             ------------
FOOD PRODUCTS -- 2.0%
Alico, Inc. ...................        407         17,639
Chiquita Brands International,
  Inc. (a).....................      4,629         73,277
Corn Products International,
  Inc. ........................      8,093        371,226
Del Monte Foods Co. ...........     21,886        229,803
Farmer Brothers Co. ...........        743         18,486
Fresh Del Monte Produce,
  Inc. ........................      3,087         88,751
Hain Celestial Group, Inc.
  (a)..........................      4,360        140,087
Lancaster Colony Corp. ........      2,742        104,662
Lance, Inc. ...................      3,427         78,890
Pilgrim's Pride Corp. .........      4,517        156,875
Ralcorp Holdings, Inc. (a).....      2,843        158,696
Reddy Ice Holdings, Inc. ......      1,974         52,054
Sanderson Farms, Inc. .........      1,938         80,756
The J.M. Smucker Co. ..........      6,285        335,745
Tootsie Roll Industries,
  Inc. ........................      2,816         74,709
TreeHouse Foods, Inc. (a)......      3,413         92,322
                                             ------------
                                                2,073,978
                                             ------------
GAS UTILITIES -- 3.5%
AGL Resources, Inc. ...........      8,613        341,247
Amerigas Partners LP...........      3,500        124,950
Atmos Energy Corp. ............      9,748        276,063
Energen Corp. .................      7,200        411,264
Ferrellgas Partners LP.........      4,272         97,402
Laclede Group, Inc. ...........      2,217         71,565
National Fuel Gas Co. .........      7,732        361,935
New Jersey Resources Corp. ....      3,047        151,101
Nicor, Inc. ...................      4,924        211,239
Northwest Natural Gas Co. .....      2,874        131,342
Piedmont Natural Gas Co.,
  Inc. ........................      7,751        194,472
South Jersey Industries,
  Inc. ........................      3,221        112,091
Southern Union Co. ............     11,036        343,330
Southwest Gas Corp. ...........      4,610        130,417
Suburban Propane Partners LP...      3,558        157,975
UGI Corp. .....................     11,510        299,030
WGL Holdings, Inc. ............      5,440        184,362
                                             ------------
                                                3,599,785
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Advanced Medical Optics, Inc.
  (a)..........................      6,532        199,814
Analogic Corp. ................      1,503         95,831
CONMED Corp. (a)...............      3,100         86,769
Datascope Corp. ...............      1,444         48,822
DJO, Inc. (a)..................      2,597        127,513
Invacare Corp. ................      3,492         81,643
Orthofix International NV(a)...      1,700         83,249
STERIS Corp. ..................      7,100        194,043
The Cooper Cos., Inc. .........      4,848        254,132
                                             ------------
                                                1,171,816
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.0%
Health Management Associates,
  Inc. ........................     26,500        183,910
Kindred Healthcare, Inc. (a)...      3,810         68,237
Landauer, Inc. ................      1,014         51,673
LifePoint Hospitals, Inc. (a)..      6,300        189,063
Magellan Health Services, Inc.
  (a)..........................      4,287        173,966
Owens & Minor, Inc. ...........      4,395        167,406
RehabCare Group, Inc. (a)......      1,937         34,072
Tenet Healthcare Corp. (a).....     52,000        174,720
                                             ------------
                                                1,043,047
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
AFC Enterprises, Inc. (a)......      3,271         49,229
Bob Evans Farms, Inc. .........      3,837        115,801
CBRL Group, Inc. ..............      2,686        109,589
Cedar Fair LP..................      5,471        130,483
Churchill Downs, Inc. .........      1,133         56,605
Domino's Pizza, Inc. ..........      4,965         82,369
IHOP Corp. ....................      1,906        120,707
International Speedway Corp.
  (Class A)....................      3,855        176,790
Isle of Capri Casinos, Inc.
  (a)..........................      2,200         42,790
Jack in the Box, Inc. (a)......      3,439        222,985
Landry's Restaurants, Inc. ....      1,633         43,209
Marcus Corp. ..................      2,296         44,083
Six Flags, Inc. (a)............      8,152         28,206
Speedway Motorsports, Inc. ....      1,507         55,759
Triarc Cos., Inc. (Class B)....      7,062         88,346
Vail Resorts, Inc. (a).........      3,370        209,917
                                             ------------
                                                1,576,868
                                             ------------
HOUSEHOLD DURABLES -- 1.5%
American Greetings Corp. (Class
  A)...........................      5,330        140,712
Avatar Holdings, Inc. (a)......        567         28,310
Beazer Homes USA, Inc. ........      4,214         34,766
Blyth, Inc. ...................      3,112         63,640
CSS Industries, Inc. ..........      1,026         36,905
Ethan Allen Interiors, Inc. ...      3,251        106,275
Furniture Brands International,
  Inc. ........................      5,316         53,904
Helen of Troy, Ltd. (a)........      3,100         59,861
Kimball International, Inc.
  (Class B)....................      2,982         33,935
La-Z-Boy, Inc. ................      5,698         42,051
M.D.C. Holdings, Inc. .........      3,902        159,748
M/I Homes, Inc. ...............      1,377         19,127
Meritage Homes Corp. (a).......      2,642         37,305
Palm Harbor Homes, Inc. (a)....      1,101         13,741
Russ Berrie & Co., Inc. (a)....      1,380         23,184
Ryland Group, Inc. ............      4,644         99,521
Skyline Corp. .................        737         22,169
Snap-on, Inc. .................      6,364        315,273
Standard Pacific Corp. ........      7,029         38,589
Tupperware Corp. ..............      6,685        210,511
WCI Communities, Inc. (a)......      3,853         23,079
                                             ------------
                                                1,562,606
                                             ------------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co. (a)...      2,602         23,158
Central Garden & Pet Co. (Class
  A)(a)........................      4,244         38,111
WD-40 Co. .....................      1,843         62,920
                                             ------------
                                                  124,189
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.8%
Carlisle Cos., Inc. ...........      6,841        332,473
Sequa Corp. (a)................        779        129,143
Standex International Corp. ...      1,196         24,733
Teleflex, Inc. ................      4,259        331,861
Tredegar Corp. ................      3,078         53,095
                                             ------------
                                                  871,305
                                             ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
INSURANCE -- 6.9%
Alfa Corp. ....................      4,046   $     73,556
Alleghany Corp. (a)............        576        233,856
Allied World Assurance
  Holdings, Ltd. ..............      3,796        197,050
American Financial Group,
  Inc. ........................      7,776        221,772
American National Insurance
  Co. .........................      1,738        228,634
Amtrust Financial Services,
  Inc. ........................      2,787         42,279
Argo Group International
  Holdings, Ltd. (a)...........      3,300        143,583
Aspen Insurance Holdings,
  Ltd. ........................      8,333        232,574
Assured Guaranty, Ltd. ........      5,304        144,110
Baldwin & Lyons, Inc. (Class
  B)...........................      1,015         27,720
Castlepoint Holdings, Ltd. ....      3,739         42,998
CNA Surety Corp. (a)...........      1,745         30,764
Conseco, Inc. (a)..............     20,700        331,200
Delphi Financial Group.........      4,740        191,591
Employers Holdings, Inc. ......      5,687        117,209
Endurance Specialty Holdings,
  Ltd. ........................      6,383        265,214
Enstar Group, Ltd. (a).........        536         67,938
Erie Indemnity Co. (Class A)...      5,190        317,265
FBL Financial Group, Inc.
  (Class A)....................      1,442         56,945
Flagstone Reinsurance Holdings,
  Ltd. ........................      1,402         18,633
Great American Financial
  Resources, Inc. .............        925         22,681
Greenlight Capital Re, Ltd.
  (a)..........................      1,292         26,202
Harleysville Group, Inc. ......      1,474         47,139
Hilb Rogal and Hobbs Co. ......      4,000        173,320
Hilltop Holdings, Inc. (a).....      5,200         61,048
Horace Mann Educators Corp. ...      4,688         92,400
Infinity Property & Casualty
  Corp. .......................      2,133         85,789
IPC Holdings, Ltd. ............      6,671        192,458
Kansas City Life Insurance
  Co. .........................        465         20,497
LandAmerica Financial Group,
  Inc. ........................      1,784         69,540
Max Re Capital, Ltd. ..........      5,610        157,304
Mercury General Corp. .........      2,873        154,941
Montpelier Re Holdings, Ltd. ..     10,485        185,584
National Western Life Insurance
  Co. (Class A)................        247         63,222
Navigators Group, Inc. (a).....      1,422         77,143
Odyssey Re Holdings Corp. .....      3,013        111,812
OneBeacon Insurance Group,
  Ltd. ........................      2,601         56,052
Platinum Underwriters Holdings,
  Ltd. ........................      6,596        237,192
Presidential Life Corp. .......      2,367         40,144
ProAssurance Corp. (a).........      3,373        181,704
Reinsurance Group America,
  Inc. ........................      3,186        180,614
RLI Corp. .....................      2,399        136,071
Safety Insurance Group, Inc. ..      1,808         64,980
Security Capital Assurance,
  Ltd. ........................      3,719         84,942
Selective Insurance Group,
  Inc. ........................      5,849        124,467
StanCorp Financial Group,
  Inc. ........................      5,699        282,157
State Auto Financial Corp. ....      1,569         45,893
Stewart Information Services
  Corp. .......................      1,889         64,736
The Commerce Group, Inc. ......      6,255        184,335
The Hanover Insurance Group,
  Inc. ........................      5,636        249,055
The Midland Co. ...............      1,184         65,073
The Phoenix Cos., Inc. ........     11,806        166,583
United America Indemnity, Ltd.
  (a)..........................      2,535         54,528
United Fire & Casualty Co. ....      2,399         93,777
Validus Holdings, Ltd. (a).....      1,727         41,862
Wesco Financial Corp. .........        156         62,088
Zenith National Insurance
  Corp. .......................      4,086        183,421
                                             ------------
                                                7,125,645
                                             ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. ...........      7,284        109,333
                                             ------------
IT SERVICES -- 1.1%
BearingPoint, Inc. (a).........     22,123         89,598
Convergys Corp. (a)............     15,096        262,067
CSG Systems International, Inc.
  (a)..........................      4,543         96,539
EnerNOC, Inc. (a)..............        400         15,272
Gevity HR, Inc. ...............      2,256         23,124
infoUSA, Inc. .................      3,655         33,955
Mantech International Corp.
  (a)..........................      1,978         71,168
MAXIMUS, Inc. .................      2,447        106,640
Perot Systems Corp. (Class
  A)(a)........................     10,000        169,100
Unisys Corp. (a)...............     38,033        251,779
                                             ------------
                                                1,119,242
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
Brunswick Corp. ...............      9,700        221,742
Callaway Golf Co. .............      7,219        115,576
JAKKS Pacific, Inc. (a)........      3,085         82,401
Nautilus Group, Inc. ..........      3,422         27,273
Polaris Industries, Inc. ......      3,890        169,682
RC2 Corp. (a)..................      2,300         63,687
                                             ------------
                                                  680,361
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Cambrex Corp. .................      3,124         34,020
PerkinElmer, Inc. .............     12,969        378,825
Varian, Inc. (a)...............      3,400        216,274
                                             ------------
                                                  629,119
                                             ------------
MACHINERY -- 4.2%
AGCO Corp. (a).................     10,028        509,122
Albany International Corp.
  (Class A)....................      2,707        101,485
Barnes Group, Inc. ............      4,610        147,151
Briggs & Stratton Corp. .......      5,451        137,256
Cascade Corp. .................      1,104         71,948
CIRCOR International, Inc. ....      1,832         83,191
Crane Co. .....................      5,724        274,580
EnPro Industries, Inc. (a).....      2,394         97,196
Federal Signal Corp. ..........      5,238         80,456
Freightcar America, Inc. ......      1,308         49,966
IDEX Corp. ....................      8,879        323,107
Kaydon Corp. ..................      3,109        161,637
Kennametal, Inc. ..............      4,224        354,731
Lincoln Electric Holdings,
  Inc. ........................      4,460        346,141
Lindsay Manufacturing Co. .....      1,193         52,230
Mueller Industries, Inc. ......      4,096        148,029
NACCO Industries, Inc. ........        613         63,433
Nordson Corp. .................      3,374        169,409
Robbins & Myers, Inc. .........      1,473         84,388
Tecumseh Products Co. (Class
  A)(a)........................      1,704         32,802
Tennant Co. ...................      1,863         90,728
The Greenbrier Cos., Inc. .....      1,611         43,030
The Timken Co. ................      8,280        307,602
Trinity Industries, Inc. ......      8,806        330,577
Valmont Industries, Inc. ......      2,021        171,482
Wabash National Corp. .........      3,104         35,044
Watts Water Technologies,
  Inc. ........................      3,459        106,191
Xerium Technologies, Inc. .....      2,219         11,983
                                             ------------
                                                4,384,895
                                             ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
MARINE -- 0.6%
Alexander & Baldwin, Inc. .....      4,692   $    235,210
Eagle Bulk Shipping, Inc. .....      4,548        117,065
Genco Shipping & Trading,
  Ltd. ........................      2,258        147,967
Horizon Lines, Inc. ...........      2,626         80,172
                                             ------------
                                                  580,414
                                             ------------
MEDIA -- 2.1%
Belo Corp. ....................      9,959        172,888
Catalina Marketing Corp. (a)...      4,017        130,111
Citadel Broadcasting Corp. ....     19,411         80,750
Courier Corp. .................      1,188         41,830
Cox Radio, Inc. (Class A)(a)...      3,974         51,861
Cumulus Media, Inc. (a)........      3,674         37,548
DreamWorks Animation SKG, Inc.
  (Class A)(a).................      8,100        270,702
Emmis Communications Corp. ....      3,471         17,147
Entercom Communications
  Corp. .......................      3,379         65,316
Fisher Communications, Inc.
  (a)..........................        674         33,612
GateHouse Media, Inc. .........      3,914         49,904
Hearst-Argyle Television,
  Inc. ........................      2,780         72,169
Journal Communications, Inc. ..      5,073         48,092
Lee Enterprises, Inc. .........      4,511         70,236
Lin TV Corp. (Class A)(a)......      2,938         38,223
McClatchy Co. (Class A)........      6,127        122,418
Media General, Inc. (Class A)..      2,210         60,797
Meredith Corp. ................      4,207        241,061
Radio One, Inc. (a)............      8,900         33,197
RCN Corp. (a)..................      4,150         51,045
Regal Entertainment Group......      8,542        187,497
Scholastic Corp. (a)...........      3,605        125,670
Sinclair Broadcast Group,
  Inc. ........................      5,706         68,700
Sun-Times Media Group, Inc.
  (a)..........................      6,456         14,655
Valassis Communications, Inc.
  (a)..........................      5,200         46,384
Westwood One, Inc. ............      7,623         20,963
World Wrestling Entertainment,
  Inc. (Class A)...............      2,126         32,060
                                             ------------
                                                2,184,836
                                             ------------
METALS & MINING -- 3.5%
AMCOL International Corp. .....      2,764         91,461
Brush Engineered Materials,
  Inc. (a).....................      2,215        114,936
Carpenter Technology Corp. ....      2,912        378,589
Century Aluminum Co. (a).......      3,147        165,690
Cleveland-Cliffs, Inc. ........      4,537        399,120
Commercial Metals Co. .........     13,016        411,956
Compass Minerals International,
  Inc. ........................      3,498        119,072
Haynes International, Inc.
  (a)..........................      1,183        100,993
Horsehead Holding Corp. (a)....        546         12,241
Kaiser Aluminum Corp. .........      1,558        109,948
Quanex Corp. ..................      4,044        189,987
Reliance Steel & Aluminum
  Co. .........................      6,814        385,264
RTI International Metals, Inc.
  (a)..........................      2,499        198,071
Ryerson Tull, Inc. ............      2,602         87,791
Schnitzer Steel Industries,
  Inc. (Class A)...............      2,418        177,215
Steel Dynamics, Inc. ..........      9,922        463,357
Worthington Industries, Inc. ..      7,548        177,831
                                             ------------
                                                3,583,522
                                             ------------
MULTI-UTILITIES -- 2.0%
Aquila, Inc. (a)...............     41,035        164,550
Avista Corp. ..................      5,832        118,681
Black Hills Corp. .............      4,117        168,879
CH Energy Group, Inc. .........      1,751         83,698
CMS Energy Corp. ..............     24,642        414,478
NorthWestern Corp. ............      3,940        107,050
OGE Energy Corp. ..............     10,040        332,324
PNM Resources, Inc. ...........      7,557        175,927
Puget Energy, Inc. ............     12,797        313,143
Vectren Corp. .................      8,386        228,854
                                             ------------
                                                2,107,584
                                             ------------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a).............     11,753        350,709
Dillard's, Inc. (Class A)......      7,155        156,194
Saks, Inc. ....................     13,751        235,830
The Bon-Ton Stores, Inc. ......      1,300         29,536
Tuesday Morning Corp. .........      3,286         29,541
                                             ------------
                                                  801,810
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 4.5%
Alliance Resource Partners LP..      2,251         75,476
Atlas Pipeline Partners LP.....      1,397         65,519
Boardwalk Pipeline Partners
  LP...........................      2,268         69,469
BP Prudhoe Bay Royalty Trust...      2,372        178,161
Buckeye Partners LP............      4,470        218,762
Calumet Specialty Products
  Partners LP..................      1,247         61,302
Capital Product Partners LP....      1,500         37,035
Cheniere Energy Partners LP....      1,500         27,645
Contango Oil & Gas Co. (a).....      1,500         54,300
Crosstex Energy LP.............      2,029         69,960
DCP Midstream Partners LP......      1,551         66,662
Dorchester Minerals LP.........      2,949         60,012
Double Hull Tankers, Inc. .....      3,288         48,958
Duncan Energy Partners LP......      1,600         36,464
Enbridge Energy Management
  LLC(a).......................      1,216         60,314
Forest Oil Corp. (a)...........      8,610        370,574
General Maritime Corp. ........      2,991         83,479
Harvest Natural Resources, Inc.
  (a)..........................      4,226         50,458
Hiland Holdings GP LP..........        900         25,479
Holly Energy Partners LP.......        826         38,037
Hugoton Royalty Trust..........      4,444        105,056
Inergy Holdings LP.............      1,240         59,148
Inergy LP......................      4,539        143,523
Linn Energy LLC................      5,426        172,981
Magellan Midstream Partners
  LP...........................      7,308        292,539
Markwest Energy Partners LP....      3,094         94,893
Natural Resource Partners LP...      3,507        109,348
NuStar Energy LP...............      4,003        237,858
Overseas Shipholding Group,
  Inc. ........................      3,296        253,232
Penn Virginia GP Holdings LP...      2,100         77,301
Penn Virginia Resource Partners
  LP...........................      2,439         66,829
Ship Finance International,
  Ltd. ........................      4,344        114,117
Stone Energy Corp. (a).........      2,864        114,589
Sunoco Logistics Partners LP...      1,737         88,848
Swift Energy Co. (a)...........      3,254        133,154
TC Pipelines LP................      1,749         62,404
Teekay LNG Partners LP.........      1,298         43,794
TEPPCO Partners LP.............      7,995        304,370
U.S. Shipping Partners LP......      1,253         24,747
USEC, Inc. (a).................      9,509         97,467
Whiting Petroleum Corp. (a)....      4,584        203,759
Williams Partners LP...........      3,540        146,273
                                             ------------
                                                4,644,296
                                             ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
PAPER & FOREST PRODUCTS -- 0.6%
Bowater, Inc. .................      6,193   $     92,399
Buckeye Technologies, Inc.
  (a)..........................      4,147         62,786
Deltic Timber Corp. ...........      1,242         70,695
Glatfelter.....................      4,892         72,597
Louisiana-Pacific Corp. .......     11,415        193,712
Neenah Paper, Inc. ............      1,662         54,996
Schweitzer-Mauduit
  International, Inc. .........      1,751         40,798
Wausau-Mosinee Paper Corp. ....      5,552         61,905
                                             ------------
                                                  649,888
                                             ------------
PERSONAL PRODUCTS -- 0.2%
Nu Skin Enterprises, Inc.
  (Class A)....................      5,725         92,516
Playtex Products, Inc. (a).....      5,028         91,912
                                             ------------
                                                  184,428
                                             ------------
PHARMACEUTICALS -- 0.7%
Alpharma, Inc. (Class A).......      4,808        102,699
KV Pharmaceutical Co. (Class
  A)(a)........................      4,598        131,503
Perrigo Co. ...................      8,464        180,706
Watson Pharmaceuticals, Inc.
  (a)..........................     11,200        362,880
                                             ------------
                                                  777,788
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 10.6%
Acadia Realty Trust............      3,311         89,827
Alexandria Real Estate
  Equities, Inc. ..............      3,245        312,364
American Campus Communities,
  Inc. ........................      2,566         75,158
American Financial Realty
  Trust........................     14,024        112,893
Anthracite Capital, Inc. ......      6,972         63,445
Arbor Realty Trust, Inc. ......      2,190         41,369
Ashford Hospitality Trust,
  Inc. ........................     13,473        135,404
Brandywine Realty Trust........      9,611        243,254
BRE Properties, Inc. (Class
  A)...........................      5,573        311,698
Capital Lease Funding, Inc. ...      4,978         51,025
Capital Trust, Inc. (Class A)..      1,807         64,149
CBL & Associates Properties,
  Inc. ........................      7,166        251,168
Cedar Shopping Centers, Inc. ..      4,814         65,567
Colonial Properties Trust......      5,037        172,769
Cousins Properties, Inc. ......      4,501        132,149
Crystal River Capital, Inc. ...      2,781         46,749
DCT Industrial Trust, Inc. ....     18,529        193,999
Deerfield Triarc Capital
  Corp. .......................      5,310         48,056
DiamondRock Hospitality Co. ...     10,495        182,718
Douglas Emmett, Inc. ..........     10,814        267,430
EastGroup Properties, Inc. ....      2,598        117,585
Education Realty Trust, Inc. ..      3,163         42,701
Entertainment Properties
  Trust........................      2,885        146,558
Equity Inns, Inc. .............      6,035        136,270
Equity Lifestyle Properties,
  Inc. ........................      2,418        125,252
Equity One, Inc. ..............      4,078        110,922
Essex Property Trust, Inc. ....      2,764        324,963
Extra Space Storage, Inc. .....      7,095        109,192
FelCor Lodging Trust, Inc. ....      6,771        134,946
First Industrial Realty Trust,
  Inc. ........................      4,975        193,378
Franklin Street Properties
  Corp. .......................      7,054        121,681
Friedman, Billings, Ramsey
  Group, Inc. .................     17,676         81,486
Getty Realty Corp. ............      1,952         53,094
Glimcher Realty Trust..........      4,034         94,799
GMH Communities Trust..........      4,263         33,038
Gramercy Capital Corp./New
  York.........................      2,217         55,802
Health Care REIT, Inc. ........      8,891        393,338
Healthcare Realty Trust,
  Inc. ........................      5,268        140,445
Highwoods Properties, Inc. ....      6,265        229,738
Home Properties, Inc. .........      3,645        190,196
HRPT Properties Trust..........     23,005        227,519
Inland Real Estate Corp. ......      6,485        100,453
Investors Real Estate Trust....      5,376         58,061
JER Investors Trust, Inc. .....      2,800         34,860
Kilroy Realty Corp. ...........      3,555        215,540
Kite Realty Group Trust........      3,205         60,254
LaSalle Hotel Properties.......      4,363        183,595
Lexington Corporate Properties
  Trust........................      6,898        138,029
LTC Properties, Inc. ..........      2,398         56,761
Medical Properties Trust,
  Inc. ........................      5,355         71,329
MFA Mortgage Investments,
  Inc. ........................     10,345         83,277
Mid-America Apartment
  Communities, Inc. ...........      2,787        138,932
National Health Investors,
  Inc. ........................      2,767         85,528
National Retail Properties,
  Inc. ........................      7,393        180,241
Nationwide Health Properties,
  Inc. ........................      9,998        301,240
Newcastle Investment Corp. ....      5,827        102,672
NorthStar Realty Finance
  Corp. .......................      6,694         66,471
Omega Healthcare Investors,
  Inc. ........................      7,389        114,751
Parkway Properties, Inc. ......      1,772         78,216
Pennsylvania Real Estate
  Investment Trust.............      4,218        164,249
Post Properties, Inc. .........      4,786        185,218
Potlatch Corp. ................      4,291        193,224
PS Business Parks, Inc. .......      1,751         99,544
RAIT Investment Trust..........      6,689         55,050
Ramco-Gershenson Properties
  Trust........................      2,024         63,230
Rayonier, Inc. ................      8,486        407,667
Realty Income Corp. ...........     11,119        310,776
Redwood Trust, Inc. ...........      2,870         95,341
Saul Centers, Inc. ............      1,297         66,796
Senior Housing Properties
  Trust........................      9,217        203,327
Sovran Self Storage, Inc. .....      2,352        107,816
Strategic Hotels & Resorts,
  Inc. ........................      8,153        167,870
Sun Communities, Inc. .........      1,895         57,002
Sunstone Hotel Investors,
  Inc. ........................      6,548        167,891
Tanger Factory Outlet Centers,
  Inc. ........................      3,396        137,844
Thornburg Mortgage, Inc. ......     13,500        173,475
U-Store-It Trust...............      5,155         68,046
Universal Health Realty Income
  Trust........................      1,196         42,494
Urstadt Biddle Properties
  (Class A)....................      2,025         31,327
Washington Real Estate
  Investment Trust.............      5,096        169,085
                                             ------------
                                               10,961,576
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-- 0.1%
Tejon Ranch Co. (a)............      1,370         56,718
                                             ------------
ROAD & RAIL -- 1.8%
Amerco, Inc. (a)...............        844         53,560
Arkansas Best Corp. ...........      2,485         81,160
Avis Budget Group, Inc. (a)....     11,182        255,956
Con-way, Inc. .................      4,913        225,998
Dollar Thrifty Automotive
  Group(a).....................      2,468         85,615
Kansas City Southern(a)........      8,419        270,839
Laidlaw International, Inc. ...      8,701        306,449
Ryder Systems, Inc. ...........      6,579        322,371
Werner Enterprises, Inc. ......      5,826         99,916
YRC Worldwide, Inc. (a)........      6,352        173,537
                                             ------------
                                                1,875,401
                                             ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
Actel Corp. (a)................      2,791   $     29,948
Credence Systems Corp. (a).....     11,000         33,990
Entegris, Inc. (a).............     12,638        109,698
Fairchild Semiconductor
  International,
  Inc. (a).....................     13,602        254,085
Photronics, Inc. (a)...........      4,276         48,789
Standard Microsystems Corp.
  (a)..........................      2,595         99,700
TriQuint Semiconductor, Inc.
  (a)..........................     15,310         75,172
Veeco Instruments, Inc. (a)....      3,250         62,985
                                             ------------
                                                  714,367
                                             ------------
SOFTWARE -- 0.9%
Borland Software Corp. (a).....      7,900         34,365
Compuware Corp. (a)............     33,179        266,096
MSC Software Corp. (a).........      4,484         61,072
Novell, Inc. (a)...............     38,400        293,376
Sybase, Inc. (a)...............      9,989        231,045
                                             ------------
                                                  885,954
                                             ------------
SPECIALTY RETAIL -- 2.4%
Asbury Automotive Group,
  Inc. ........................      3,858         76,427
Barnes & Noble, Inc. ..........      5,868        206,906
Borders Group, Inc. ...........      6,445         85,912
Brown Shoe Co., Inc. ..........      4,789         92,907
Buckle, Inc. ..................      1,676         63,587
Circuit City Stores, Inc. .....     18,500        146,335
Collective Brands, Inc. (a)....      7,204        158,920
CSK Auto Corp. (a).............      4,780         50,907
DEB Shops, Inc. ...............        542         14,574
Foot Locker, Inc. .............     17,200        263,676
Group 1 Automotive, Inc. ......      2,704         90,773
hhgregg, Inc. (a)..............        995         10,448
Jo-Ann Stores, Inc. (a)........      2,765         58,342
Lithia Motors, Inc. (Class A)..      1,732         29,548
OfficeMax, Inc. ...............      8,141        278,992
Pier 1 Imports, Inc. (a).......      8,658         40,952
Rent-A-Center, Inc. (a)........      7,700        139,601
Sally Beauty Holdings, Inc.
  (a)..........................      9,200         77,740
Sonic Automotive, Inc. (Class
  A)...........................      3,321         79,505
Stage Stores, Inc. ............      4,800         87,504
Talbots, Inc. .................      2,421         43,578
The Cato Corp. (Class A).......      3,428         70,068
The Pep Boys - Manny, Moe &
  Jack.........................      4,274         59,964
United Auto Group, Inc. .......      4,533         91,748
Zale Corp. (a).................      5,284        122,272
                                             ------------
                                                2,441,186
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
Columbia Sportswear Co. .......      1,732         95,797
Hanesbrands, Inc. (a)..........     10,582        296,931
Jones Apparel Group, Inc. .....     12,000        253,560
Kellwood Co. ..................      2,617         44,620
Kenneth Cole Productions, Inc.
  (Class A)....................      1,295         25,084
Movado Group, Inc. ............      2,036         64,989
Oxford Industries, Inc. .......      1,713         61,874
Phillips-Van Heusen Corp. .....      6,051        317,556
Skechers USA, Inc. (a).........      3,541         78,256
UniFirst Corp. ................      1,511         56,602
Wolverine World Wide, Inc. ....      5,877        161,030
                                             ------------
                                                1,456,299
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 3.0%
Accredited Home Lenders Holding
  Co. (a)......................      2,641         30,820
Anchor Bancorp Wisconsin,
  Inc. ........................      2,065         55,755
Astoria Financial Corp. .......      9,800        259,994
Bank Mutual Corp. .............      5,900         69,561
BankAtlantic Bancorp, Inc.
  (Class A)....................      4,958         42,986
BankUnited Financial Corp. ....      3,894         60,513
Brookline Bancorp, Inc. .......      6,911         80,098
Capitol Federal Financial......      2,297         78,557
Centerline Holding Co. ........      5,497         84,379
Charter Financial Corp. .......        400         21,600
Clifton Savings Bancorp,
  Inc. ........................      1,461         17,284
Corus Bankshares, Inc. ........      3,696         48,122
Dime Community Bancshares......      3,468         51,916
Doral Financial Corp. (a)......        500         10,980
Downey Financial Corp. ........      2,312        133,634
First Busey Corp. .............      3,471         76,050
First Financial Holdings,
  Inc. ........................      1,287         40,257
First Niagara Financial Group,
  Inc. ........................     11,561        163,588
First Place Financial Corp. ...      1,930         34,161
FirstFed Financial Corp. (a)...      1,620         80,271
Flagstar Bancorp, Inc. ........      4,054         39,445
Flushing Financial Corp. ......      2,103         35,330
Fremont General Corp. .........      7,595         29,620
IndyMac Bancorp, Inc. .........      8,006        189,022
Kearny Financial Corp. ........      2,389         30,555
Northwest Bancorp, Inc. .......      2,204         62,726
Partners Trust Financial Group,
  Inc. ........................      4,815         58,599
PFF Bancorp, Inc. .............      2,279         34,960
Provident Financial Services,
  Inc. ........................      6,583        107,764
Provident New York Bancorp.....      4,361         57,173
Radian Group, Inc. ............      8,800        204,864
The PMI Group, Inc. ...........      9,400        307,380
TierOne Corp. .................      1,750         46,322
Triad Guaranty, Inc. (a).......      1,393         26,425
TrustCo Bank Corp. NY..........      8,126         88,817
United Community Financial
  Corp. .......................      2,939         21,220
Washington Federal, Inc. ......      9,534        250,363
Wauwatosa Holdings, Inc. (a)...      1,103         17,924
WSFS Financial Corp. ..........        672         41,933
                                             ------------
                                                3,090,968
                                             ------------
TOBACCO -- 0.3%
Alliance One International,
  Inc. (a).....................     10,400         68,016
Universal Corp. ...............      3,056        149,591
Vector Group, Ltd. ............      3,438         77,039
                                             ------------
                                                  294,646
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 1.1%
Aircastle, Ltd. ...............      2,600         86,892
Applied Industrial
  Technologies, Inc. ..........      4,344        133,926
BlueLinx Holdings, Inc. .......      1,287          9,061
GATX Corp. ....................      4,785        204,559
Kaman Corp. (Class A)..........      2,740         94,694
Lawson Products, Inc. .........        498         17,335
TAL International Group,
  Inc. ........................      1,921         48,159
UAP Holding Corp. .............      5,671        177,843
United Rentals, Inc. (a).......      8,077        259,837
Watsco, Inc. ..................      2,691        124,943
                                             ------------
                                                1,157,249
                                             ------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Macquarie Infrastructure Co.
  LLC..........................      4,736        182,762
                                             ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
WATER UTILITIES -- 0.5%
American States Water Co. .....      1,846   $     71,994
Aqua America, Inc. ............     14,469        328,157
California Water Service
  Group........................      2,165         83,331
SJW Corp. .....................      1,472         50,254
                                             ------------
                                                  533,736
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
SunCom Wireless Holdings, Inc.
  (a)..........................        800         20,640
USA Mobility, Inc. (a).........      2,571         43,373
                                             ------------
                                                   64,013
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $100,765,577)..........               103,502,922
                                             ------------
SHORT TERM INVESTMENTS -- 0.8%
MONEY MARKET FUND -- 0.8%
STIC Prime Portfolio
  (Cost $827,509)..............    827,509        827,509
                                             ------------
TOTAL INVESTMENTS -- 100.9%
  (Cost $101,593,086)..........               104,330,431
OTHER ASSETS AND
  LIABILITIES -- (0.9)%........                  (934,244)
                                             ------------
NET ASSETS -- 100.0%...........              $103,396,187
                                             ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
COMMON STOCKS -- 99.7%
FINLAND -- 1.9%
Nokia Oyj ADR.................       95,888   $  3,637,032
                                              ------------
FRANCE -- 3.6%
BNP Paribas SA................       21,500      2,346,418
Total SA ADR..................       55,026      4,458,757
                                              ------------
                                                 6,805,175
                                              ------------
GERMANY -- 2.8%
Allianz SE, ADR...............      109,523      2,548,600
Siemens AG ADR................       20,814      2,856,722
                                              ------------
                                                 5,405,322
                                              ------------
ITALY -- 1.1%
Eni SpA ADR...................       29,836      2,200,703
                                              ------------
JAPAN -- 3.4%
Mitsubishi UFJ Financial
  Group, Inc. ADR.............      236,518      2,147,583
Toyota Motor Corp. ADR........       36,923      4,314,822
                                              ------------
                                                 6,462,405
                                              ------------
NETHERLANDS -- 1.2%
ING Groep N.V. ADR............       53,806      2,384,144
                                              ------------
SOUTH KOREA -- 1.0%
Samsung Electronics Co., Ltd.
  GDR*........................        5,983      1,877,166
                                              ------------
SPAIN -- 1.5%
Telefonica SA ADR.............       34,012      2,849,526
                                              ------------
SWITZERLAND -- 6.9%
Nestle SA.....................        9,595      4,295,656
Novartis AG ADR...............       60,391      3,319,089
Roche Holding AG..............       17,096      3,089,339
UBS AG........................       47,985      2,555,201
                                              ------------
                                                13,259,285
                                              ------------
UNITED KINGDOM -- 16.1%
AstraZeneca PLC ADR...........       36,417      1,823,399
Barclays PLC ADR..............       41,527      2,019,043
BP PLC ADR....................       77,673      5,386,623
GlaxoSmithKline PLC ADR.......       68,854      3,663,033
HBOS PLC......................       90,653      1,689,006
HSBC Holdings PLC ADR.........       57,442      5,319,129
Royal Bank of Scotland Group
  PLC.........................      228,671      2,445,883
Royal Dutch Shell PLC ADR.....       44,394      3,648,299
Vodafone Group PLC ADR........      129,273      4,692,610
                                              ------------
                                                30,687,025
                                              ------------
UNITED STATES -- 60.2%
Abbott Laboratories...........       37,504      2,010,964
Altria Group, Inc. ...........       51,205      3,560,284
American International Group,
  Inc. .......................       54,910      3,714,662
AT&T, Inc. ...................      148,748      6,293,528
Bank of America Corp. ........      109,722      5,515,725
Chevron Corp. ................       52,009      4,867,002
Cisco Systems, Inc. (a).......      148,451      4,915,213
Citigroup, Inc. ..............      121,254      5,658,924
ConocoPhillips................       37,069      3,253,546
Exxon Mobil Corp. ............      135,258     12,519,481
General Electric Co. .........      250,752     10,381,133
Hewlett-Packard Co. ..........       63,847      3,178,942
Intel Corp. ..................      141,799      3,666,922
International Business
  Machines Corp. .............       33,330      3,926,274
Johnson & Johnson.............       70,663      4,642,559
JPMorgan Chase & Co. .........       82,504      3,780,333
Merck & Co., Inc. ............       53,079      2,743,654
Microsoft Corp. ..............      203,372      5,991,339
Morgan Stanley................       23,451      1,477,413
PepsiCo, Inc. ................       39,381      2,885,052
Pfizer, Inc. .................      168,926      4,126,862
Procter & Gamble Co. .........       76,051      5,349,427
The Coca-Cola Co. ............       51,962      2,986,256
Time Warner, Inc. ............       90,967      1,670,154
Verizon Communications,
  Inc. .......................       70,665      3,129,046
Wal-Mart Stores, Inc. ........       62,112      2,711,189
                                              ------------
                                               114,955,884
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $167,077,379).........                 190,523,667
                                              ------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio
  (Cost $1,099,376)...........    1,099,376      1,099,376
                                              ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $168,176,755).........                 191,623,043
                                              ------------
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.......                    (607,904)
                                              ------------
NET ASSETS -- 100.0%..........                $191,015,139
                                              ============



(a) Non-income producing security
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
* Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.0% of net assets as of September 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007**

                                     PERCENT OF
INDUSTRY                             NET ASSETS
--------                             ----------
Oil, Gas & Consumable Fuels........      19.0%
Pharmaceuticals....................      13.3
Diversified Financial Services.....       9.1
Commercial Banks...................       8.4
Industrial Conglomerates...........       6.9
Diversified Telecommunication
  Services.........................       6.4
Communications Equipment...........       4.5
Computers & Peripherals............       3.7
Insurance..........................       3.3
Beverages..........................       3.1
Software...........................       3.1
Semiconductors & Semiconductor
  Equipment........................       2.9
Household Products.................       2.8
Wireless Telecommunications........       2.4
Automobile.........................       2.3
Food Products......................       2.2
Capital Markets....................       2.1
Tobacco............................       1.9
Food & Staples Retailing...........       1.4
Media..............................       0.9
Short-Term Investments.............       0.6
Other Assets & Liabilities.........      (0.3)
                                        -----
TOTAL..............................     100.0%
                                        =====




** The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES          VALUE
--------------------            ----------   --------------
COMMON STOCKS -- 99.7%
DIVERSIFIED REIT'S -- 7.5%
Colonial Properties Trust...       194,565   $    6,673,579
Liberty Property Trust......       387,710       15,589,819
PS Business Parks, Inc. ....        68,266        3,880,922
Vornado Realty Trust........       600,853       65,703,276
Washington Real Estate
  Investment Trust..........       197,549        6,554,676
                                             --------------
                                                 98,402,272
                                             --------------
INDUSTRIAL REIT'S -- 9.1%
AMB Property Corp. .........       418,398       25,024,384
DCT Industrial Trust,
  Inc. .....................       712,857        7,463,613
EastGroup Properties,
  Inc. .....................       100,236        4,536,681
First Industrial Realty
  Trust, Inc. ..............       192,107        7,467,199
First Potomac Realty Trust..       102,097        2,225,715
ProLogis....................     1,084,431       71,951,997
                                             --------------
                                                118,669,589
                                             --------------
OFFICE REIT'S -- 16.2%
Alexandria Real Estate
  Equities, Inc. ...........       124,847       12,017,772
American Financial Realty
  Trust.....................       543,518        4,375,320
BioMed Realty Trust, Inc. ..       277,385        6,684,979
Boston Properties, Inc. ....       503,336       52,296,610
Brandywine Realty Trust.....       369,705        9,357,234
Corporate Office Properties
  Trust.....................       197,968        8,241,408
Cousins Properties, Inc. ...       175,036        5,139,057
Digital Realty Trust,
  Inc. .....................       237,232        9,344,568
Douglas Emmett, Inc. .......       417,295       10,319,705
Duke Realty Corp. ..........       578,922       19,573,353
Highwoods Properties,
  Inc. .....................       240,258        8,810,261
HRPT Properties Trust.......       888,485        8,787,117
Kilroy Realty Corp. ........       137,111        8,313,040
Mack-Cali Realty Corp. .....       286,405       11,771,245
Maguire Properties, Inc. ...       153,284        3,959,326
Parkway Properties, Inc. ...        67,274        2,969,474
SL Green Realty Corp. ......       250,293       29,226,714
                                             --------------
                                                211,187,183
                                             --------------
RESIDENTIAL REIT'S -- 19.3%
American Campus Communities,
  Inc. .....................        99,658        2,918,983
Apartment Investment &
  Management Co. (Class A)..       411,161       18,555,696
Archstone-Smith Trust.......       939,816       56,520,534
Associated Estates Realty
  Corp. ....................        74,042          965,508
Avalonbay Communities,
  Inc. .....................       335,405       39,597,914
BRE Properties, Inc. (Class
  A)........................       216,510       12,109,404
Camden Property Trust.......       238,565       15,327,801
Education Realty Trust,
  Inc. .....................       120,740        1,629,990
Equity Lifestyle Properties,
  Inc. .....................        94,778        4,909,500
Equity Residential..........     1,172,603       49,671,463
Essex Property Trust,
  Inc. .....................       106,392       12,508,508
GMH Communities Trust.......       165,302        1,281,091
Home Properties, Inc. ......       140,956        7,355,084
Mid-America Apartment
  Communities, Inc. ........       107,326        5,350,201
Post Properties, Inc. ......       183,056        7,084,267
Sun Communities, Inc. ......        71,143        2,139,981
UDR, Inc. ..................       575,102       13,986,481
                                             --------------
                                                251,912,406
                                             --------------
RETAIL REIT'S -- 27.9%
Acadia Realty Trust.........       127,827        3,467,947
Alexander's, Inc. (a).......         8,474        3,266,727
CBL & Associates Properties,
  Inc. .....................       276,759        9,700,403
Cedar Shopping Centers,
  Inc. .....................       187,345        2,551,639
Developers Diversified
  Realty Corp. .............       528,465       29,525,340
Equity One, Inc. ...........       158,522        4,311,798
Federal Realty Investment
  Trust.....................       238,215       21,105,849
General Growth Properties,
  Inc. .....................       974,865       52,272,261
Glimcher Realty Trust.......       156,923        3,687,690
Inland Real Estate Corp. ...       249,530        3,865,220
Kimco Realty Corp. .........       928,111       41,959,898
Kite Realty Group Trust.....       122,267        2,298,620
Pennsylvania Real Estate
  Investment Trust..........       164,038        6,387,640
Ramco-Gershenson Properties
  Trust.....................        78,213        2,443,374
Regency Centers Corp. ......       293,064       22,492,662
Saul Centers, Inc. .........        48,993        2,523,139
Simon Property Group,
  Inc. .....................       945,280       94,528,000
Tanger Factory Outlet
  Centers, Inc. ............       132,417        5,374,806
Taubman Centers, Inc. ......       226,952       12,425,622
The Macerich Co. ...........       302,329       26,477,974
Weingarten Realty
  Investors.................       339,614       14,080,396
                                             --------------
                                                364,747,005
                                             --------------
SPECIALIZED REIT'S -- 19.7%
Ashford Hospitality Trust,
  Inc. .....................       519,147        5,217,427
DiamondRock Hospitality
  Co. ......................       404,805        7,047,655
Equity Inns, Inc. ..........       233,052        5,262,314
Extra Space Storage, Inc. ..       271,612        4,180,109
FelCor Lodging Trust,
  Inc. .....................       262,556        5,232,741
HCP, Inc. ..................       869,100       28,828,047
Health Care REIT, Inc. .....       340,942       15,083,274
Healthcare Realty Trust,
  Inc. .....................       202,272        5,392,571
Hersha Hospitality Trust....       172,691        1,709,641
Hospitality Properties
  Trust.....................       397,312       16,150,733
Host Hotels & Resorts,
  Inc. .....................     2,203,887       49,455,225
LaSalle Hotel Properties....       169,272        7,122,966
Nationwide Health
  Properties, Inc. .........       385,205       11,606,227
Public Storage..............       543,838       42,772,859
Senior Housing Properties
  Trust.....................       354,101        7,811,468
Sovran Self Storage, Inc. ..        91,386        4,189,134
Strategic Hotels & Resorts,
  Inc. .....................       314,797        6,481,670
Sunstone Hotel Investors,
  Inc. .....................       253,272        6,493,894
U-Store-It Trust............       199,570        2,634,324
Universal Health Realty
  Income Trust..............        46,456        1,650,582
Ventas, Inc. ...............       564,247       23,359,826
                                             --------------
                                                257,682,687
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $1,229,112,644).....                  1,302,601,142
                                             --------------
SHORT TERM INVESTMENT -- 1.0%
MONEY MARKET FUND -- 1.0%
STIC Prime Portfolio (Cost
  $13,506,234)..............    13,506,234       13,506,234
                                             --------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $1,242,618,878).....                  1,316,107,376
OTHER ASSETS AND
  LIABILITIES -- (0.7)%.....                     (9,161,193)
                                             --------------
NET ASSETS -- 100.0%........                 $1,306,946,183
                                             ==============




(a) Non-income producing security

KBW BANK ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------
COMMON STOCKS -- 99.2%
ASSET MANAGEMENT & CUSTODY BANKS -- 12.4%
Northern Trust Corp. ..........      59,411   $ 3,937,167
State Street Corp. (a).........      59,449     4,052,044
The Bank of New York Mellon
  Corp. .......................      89,888     3,967,656
                                              -----------
                                               11,956,867
                                              -----------
CONSUMER FINANCE -- 3.7%
Capital One Financial Corp. ...      53,181     3,532,814
                                              -----------
DIVERSIFIED BANKS -- 19.4%
Comerica, Inc. ................      46,496     2,384,315
U.S. Bancorp...................     140,541     4,571,799
Wachovia Corp. ................      76,696     3,846,304
Wells Fargo & Co. .............     222,896     7,939,556
                                              -----------
                                               18,741,974
                                              -----------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 24.5%
Bank of America Corp. .........     158,783     7,982,022
Citigroup, Inc. ...............     155,261     7,246,031
JPMorgan Chase & Co. ..........     184,243     8,442,014
                                              -----------
                                               23,670,067
                                              -----------
REGIONAL BANKS -- 35.5%
BB&T Corp. ....................      90,438     3,652,791
Commerce Bancorp, Inc. ........      35,816     1,388,945
Fifth Third Bancorp............      92,516     3,134,442
Huntington Bancshares, Inc. ...      67,318     1,143,060
Keycorp........................      89,375     2,889,494
M&T Bank Corp. ................      27,456     2,840,323
Marshall & Ilsley Corp. .......      39,770     1,740,733
National City Corp. ...........     116,894     2,932,870
PNC Financial Services Group,
  Inc. ........................      66,359     4,519,048
Regions Financial Corp. .......     115,236     3,397,157
SunTrust Banks, Inc. ..........      55,290     4,183,794
Zions Bancorp..................      35,911     2,466,008
                                              -----------
                                               34,288,665
                                              -----------
THRIFTS & MORTGAGE FINANCE -- 3.7%
Washington Mutual, Inc. .......     101,024     3,567,157
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $101,479,949)..........                95,757,544
                                              -----------
SHORT TERM INVESTMENTS-- 1.9%
MONEY MARKET FUND-- 1.9%
STIC Prime Portfolio
  (Cost $1,771,897)............   1,771,897     1,771,897
                                              -----------
TOTAL INVESTMENTS -- 101.1%
  (Cost $103,251,846)..........                97,529,441
OTHER ASSETS AND
  LIABILITIES -- (1.1)%........                (1,019,632)
                                              -----------
NET ASSETS -- 100.0%...........               $96,509,809
                                              ===========




(a) Affiliated issuer. See table below for more information.

                                     SHARES
                                 PURCHASED FOR    SHARES SOLD
                       NUMBER      THE THREE        FOR THE       NUMBER
                     OF SHARES       MONTHS      THREE MONTHS   OF SHARES
SECURITY              HELD AT        ENDED           ENDED       HELD AT
DESCRIPTION           6/30/07       9/30/07         9/30/07      9/30/07
-----------          ---------   -------------   ------------   ---------
State Street
  Corp. ...........    45,580       570,984         557,115       59,449
(Cost $3,151,674)



                       INCOME   REALIZED LOSS
                       EARNED     ON SHARES
                      FOR THE    SOLD DURING
                       THREE      THE THREE
                       MONTHS       MONTHS
                       ENDED        ENDED       MARKET VALUE
SECURITY DESCRIPTION  9/30/07      9/30/07       AT 9/30/07
--------------------  -------   -------------   ------------
State Street
  Corp. ............   $8,497    $(1,032,072)    $4,052,044

KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------              -------   ------------
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 23.9%
Franklin Resources, Inc. ......    46,171   $  5,886,802
Janus Capital Group, Inc. .....   253,406      7,166,322
Legg Mason, Inc. ..............    62,798      5,293,243
SEI Investments Co. ...........   206,399      5,630,565
State Street Corp. (a).........    89,097      6,072,852
T. Rowe Price Group, Inc. .....   110,424      6,149,513
                                            ------------
                                              36,199,297
                                            ------------
INVESTMENT BANKING & BROKERAGE -- 54.7%
E*TRADE Financial Corp. (b)....   299,596      3,912,724
Investment Technology Group,
  Inc. (b).....................    77,427      3,327,813
Jefferies Group, Inc. .........   127,497      3,548,242
Knight Capital Group, Inc.
  (b)..........................   188,671      2,256,505
Lehman Brothers Holdings,
  Inc. ........................   159,661      9,855,874
Merrill Lynch & Co., Inc. .....   144,662     10,311,507
Morgan Stanley.................   160,470     10,109,610
optionsXpress Holdings, Inc. ..    99,001      2,587,886
Raymond James Financial,
  Inc. ........................   173,412      5,696,584
TD Ameritrade Holding Corp.
  (b)..........................   350,495      6,386,019
The Bear Stearns Cos., Inc. ...    48,382      5,941,793
The Charles Schwab Corp. ......   285,814      6,173,582
The Goldman Sachs Group,
  Inc. ........................    59,437     12,882,375
                                            ------------
                                              82,990,514
                                            ------------
SPECIALIZED FINANCE -- 21.3%
CME Group, Inc. ...............    19,919     11,699,425
IntercontinentalExchange, Inc.
  (b)..........................    33,448      5,080,751
Nymex Holdings, Inc. ..........    38,420      5,001,516
NYSE Euronext..................    60,854      4,817,811
The Nasdaq Stock Market, Inc.
  (b)..........................   150,761      5,680,674
                                            ------------
                                              32,280,177
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $160,603,047)..........              151,469,988
                                            ------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio
  (Cost $896,487)..............   896,487        896,487
                                            ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $161,499,534)..........              152,366,475
OTHER ASSETS AND
  LIABILITIES -- (0.5)%........                 (814,082)
                                            ------------
NET ASSETS -- 100.0%...........             $151,552,393
                                            ============




(a) Affiliated issuer. See table below for more information.
(b) Non-income producing security

                                     SHARES
                                   PURCHASED
                                    FOR THE     SHARES SOLD
                         NUMBER      THREE        FOR THE       NUMBER
                       OF SHARES     MONTHS    THREE MONTHS   OF SHARES
                        HELD AT      ENDED         ENDED       HELD AT
SECURITY DESCRIPTION    6/30/07     9/30/07       9/30/07      9/30/07
--------------------   ---------   ---------   ------------   ---------
State Street Corp. ..    59,409     588,099       558,411       89,097
(Cost $4,135,065)



                      INCOME   REALIZED LOSS
                      EARNED     ON SHARES
                     FOR THE    SOLD DURING
                      THREE      THE THREE
                      MONTHS       MONTHS
SECURITY              ENDED        ENDED       MARKET VALUE AT
DESCRIPTION          9/30/07      9/30/07          9/30/07
-----------          -------   -------------   ---------------
State Street
  Corp. ...........  $15,476     $(181,739)       $6,072,852

KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES        VALUE
--------------------             ---------   ------------
COMMON STOCKS -- 99.9%
INSURANCE BROKERS -- 7.6%
AON Corp. ....................     133,104   $  5,964,390
Marsh & McLennan Cos., Inc. ..     219,753      5,603,702
                                             ------------
                                               11,568,092
                                             ------------
LIFE & HEALTH INSURANCE -- 34.5%
AFLAC, Inc. ..................     107,645      6,140,070
Lincoln National Corp. .......      92,504      6,102,489
MetLife, Inc. ................     191,982     13,386,905
Principal Financial Group,
  Inc. .......................     123,354      7,782,404
Prudential Financial, Inc. ...     131,748     12,855,970
Unum Group....................     249,053      6,094,327
                                             ------------
                                               52,362,165
                                             ------------
MULTI-LINE INSURANCE -- 15.3%
American International Group,
  Inc. .......................     187,562     12,688,569
Genworth Financial, Inc.
  (Class A)...................     146,397      4,498,780
Hartford Financial Services
  Group, Inc. ................      66,022      6,110,336
                                             ------------
                                               23,297,685
                                             ------------
PROPERTY & CASUALTY INSURANCE -- 38.4%
ACE, Ltd. ....................      98,499      5,966,084
Axis Capital Holdings, Ltd. ..      76,744      2,986,109
Chubb Corp. ..................     133,042      7,136,373
Cincinnati Financial Corp. ...      99,518      4,310,125
Fidelity National Financial,
  Inc. .......................      85,668      1,497,477
MBIA, Inc. ...................      81,996      5,005,856
SAFECO Corp. .................      78,538      4,808,096
The Allstate Corp. ...........     182,330     10,427,453
The Progressive Corp. ........     252,011      4,891,533
The Travelers Cos., Inc. .....     116,274      5,853,233
XL Capital, Ltd. (Class A)....      67,795      5,369,364
                                             ------------
                                               58,251,703
                                             ------------
REINSURANCE -- 2.6%
Everest Re Group, Ltd. .......      36,160      3,986,279
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 1.5%
MGIC Investment Corp. ........      69,704      2,252,136
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $154,515,599).........                151,718,060
                                             ------------
SHORT TERM INVESTMENTS-- 0.7%
MONEY MARKET FUND-- 0.7%
STIC Prime Portfolio
  (Cost $1,003,856)...........   1,003,856      1,003,856
                                             ------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $155,519,455).........                152,721,916
OTHER ASSETS AND
  LIABILITIES -- (0.6)%.......                   (931,333)
                                             ------------
NET ASSETS -- 100.0%..........               $151,790,583
                                             ============


MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------              -------   ------------
COMMON STOCKS -- 99.8%
COMMUNICATIONS EQUIPMENT -- 19.0%
Alcatel-Lucent ADR.............   406,102   $  4,134,118
Cisco Systems, Inc. (a)........   205,991      6,820,362
Juniper Networks, Inc. (a).....   286,626     10,493,378
Motorola, Inc. ................   274,067      5,078,462
Nortel Networks Corp. (a)......   245,731      4,172,512
QUALCOMM, Inc. ................   143,679      6,071,875
Telefonaktiebolaget LM Ericsson
  (Class B) ADR................   172,515      6,866,097
                                            ------------
                                              43,636,804
                                            ------------
COMPUTERS & PERIPHERALS -- 18.5%
Apple, Inc. (a)................    64,738      9,939,873
Dell, Inc. (a).................   213,919      5,904,164
EMC Corp. (a)..................   421,724      8,771,859
Hewlett-Packard Co. ...........   142,077      7,074,014
International Business Machines
  Corp. .......................    59,581      7,018,642
Network Appliance, Inc. (a)....   138,428      3,725,097
                                            ------------
                                              42,433,649
                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
Jabil Circuit, Inc. ...........   207,891      4,748,230
                                            ------------
INTERNET & CATALOG RETAIL -- 5.8%
Amazon.com, Inc. (a)...........   141,824     13,210,906
                                            ------------
INTERNET SOFTWARE & SERVICES -- 8.3%
eBay, Inc. (a).................   172,419      6,727,790
Google, Inc. (Class A) (a).....    11,815      6,702,295
Yahoo!, Inc. (a)...............   210,962      5,662,220
                                            ------------
                                              19,092,305
                                            ------------
IT SERVICES -- 10.4%
Accenture, Ltd. (Class A)......   163,108      6,565,097
Automatic Data Processing,
  Inc. ........................   127,286      5,846,246
Electronic Data Systems
  Corp. .......................   292,100      6,379,464
Infosys Technologies, Ltd.
  ADR..........................   103,660      5,016,107
                                            ------------
                                              23,806,914
                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 17.6%
Applied Materials, Inc. .......   313,027      6,479,659
Broadcom Corp. (Class A) (a)...   168,966      6,157,121
Intel Corp. ...................   270,756      7,001,750
Maxim Integrated Products,
  Inc. ........................   183,833      5,395,499
NVIDIA Corp. (a)...............   226,989      8,226,063
Texas Instruments, Inc. .......   191,283      6,999,045
                                            ------------
                                              40,259,137
                                            ------------
SOFTWARE -- 18.1%
Adobe Systems, Inc. (a)........   140,072      6,115,544
Electronic Arts, Inc. (a)......   105,368      5,899,554
Intuit, Inc. (a)...............   180,130      5,457,939
Microsoft Corp. ...............   187,965      5,537,449
Oracle Corp. (a)...............   321,042      6,950,559
SAP AG ADR.....................   109,919      6,448,948
Symantec Corp. (a).............   268,076      5,195,312
                                            ------------
                                              41,605,305
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $208,620,614)..........              228,793,250
                                            ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $431,980)..............   431,980        431,980
                                            ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $209,052,594)..........              229,225,230
OTHER ASSETS AND
  LIABILITIES -- (0.0)% (b)....                  (34,902)
                                            ------------
NET ASSETS -- 100.0%...........             $229,190,328
                                            ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt

SPDR(R) S&P(R) DIVIDEND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES        VALUE
--------------------             ---------   ------------
COMMON STOCKS -- 99.6%
BEVERAGES -- 3.1%
Anheuser-Busch Cos., Inc. ....      79,979   $  3,998,150
The Coca-Cola Co. ............      69,832      4,013,245
                                             ------------
                                                8,011,395
                                             ------------
CHEMICALS -- 5.3%
PPG Industries, Inc. .........      59,789      4,517,059
Rohm & Haas Co. ..............      74,897      4,169,516
RPM International, Inc. ......     200,592      4,804,178
                                             ------------
                                               13,490,753
                                             ------------
COMMERCIAL BANKS -- 27.5%
Associated Bancorp............     236,891      7,019,080
BB&T Corp. ...................     179,106      7,234,091
Comerica, Inc. ...............     128,311      6,579,788
Fifth Third Bancorp...........     204,471      6,927,477
First Horizon National
  Corp. ......................     298,219      7,950,519
Keycorp.......................     202,675      6,552,483
M&T Bank Corp. ...............      38,218      3,953,652
PNC Financial Services Group,
  Inc. .......................           1             68
Regions Financial Corp. ......     231,852      6,834,997
Synovus Financial Corp. ......     161,983      4,543,623
U.S. Bancorp..................     238,516      7,758,926
Wilmington Trust Corp. .......     128,513      4,999,156
                                             ------------
                                               70,353,860
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.8%
ABM Industries, Inc. .........     151,132      3,019,617
Avery Dennison Corp. .........      70,386      4,013,410
                                             ------------
                                                7,033,027
                                             ------------
CONSUMER FINANCE -- 1.2%
SLM Corp. ....................      59,858      2,973,147
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.1%
Bank of America Corp. ........     155,779      7,831,010
                                             ------------
ELECTRICAL EQUIPMENT -- 1.4%
Emerson Electric Co. .........      67,202      3,576,490
                                             ------------
FOOD PRODUCTS -- 1.2%
Wm. Wrigley Jr., Co. .........      48,621      3,122,927
                                             ------------
GAS UTILITIES -- 8.4%
National Fuel Gas Co. ........      94,879      4,441,286
Northwest Natural Gas Co. ....     103,711      4,739,593
Piedmont Natural Gas Co.,
  Inc. .......................     228,147      5,724,208
WGL Holdings, Inc. ...........     195,386      6,621,632
                                             ------------
                                               21,526,719
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Hillenbrand Industries,
  Inc. .......................      51,159      2,814,768
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
McDonald's Corp. .............      60,819      3,312,811
                                             ------------
HOUSEHOLD DURABLES -- 5.6%
La-Z-Boy, Inc. ...............     762,657      5,628,408
Leggett & Platt, Inc. ........     279,156      5,348,629
The Stanley Works.............      60,275      3,383,236
                                             ------------
                                               14,360,273
                                             ------------
HOUSEHOLD PRODUCTS -- 4.8%
Kimberly-Clark Corp. .........      67,152      4,718,099
Procter & Gamble Co. .........      48,608      3,419,087
The Clorox Co. ...............      65,841      4,015,643
                                             ------------
                                               12,152,829
                                             ------------
INDUSTRIAL CONGLOMERATES -- 3.1%
3M Co. .......................      36,447      3,410,710
General Electric Co. .........     108,937      4,509,992
                                             ------------
                                                7,920,702
                                             ------------
INSURANCE -- 3.4%
Chubb Corp. ..................      66,800      3,583,152
Cincinnati Financial Corp. ...     119,676      5,183,168
                                             ------------
                                                8,766,320
                                             ------------
MEDIA -- 1.9%
Gannett Co., Inc. ............     112,295      4,907,292
                                             ------------
MULTI-UTILITIES -- 11.0%
Black Hills Corp. ............     121,948      5,002,307
Consolidated Edison, Inc. ....     167,469      7,753,815
Integrys Energy Group, Inc. ..     158,424      8,116,061
Vectren Corp. ................     264,672      7,222,899
                                             ------------
                                               28,095,082
                                             ------------
PHARMACEUTICALS -- 7.7%
Abbott Laboratories...........      73,786      3,956,405
Eli Lilly & Co. ..............      78,786      4,485,287
Johnson & Johnson.............      64,157      4,215,115
Pfizer, Inc. .................     292,783      7,152,689
                                             ------------
                                               19,809,496
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
V. F. Corp. ..................      52,121      4,208,771
                                             ------------
TOBACCO -- 2.7%
Altria Group, Inc. ...........      97,495      6,778,827
                                             ------------
WATER UTILITIES -- 1.4%
American States Water Co. ....      93,373      3,641,547
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $255,417,486).........                254,688,046
                                             ------------
SHORT TERM INVESTMENTS-- 1.1%
MONEY MARKET FUND-- 1.1%
STIC Prime Portfolio
  (Cost $2,738,257)...........   2,738,257      2,738,257
                                             ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $258,155,743).........                257,426,303
OTHER ASSETS AND
LIABILITIES -- (0.7)%.........                 (1,749,314)
                                             ------------
NET ASSETS -- 100.0%..........               $255,676,989
                                             ============


SPDR(R) S&P(R) BIOTECH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------              -------   ------------
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 99.9%
Alexion Pharmaceuticals, Inc.
  (a)..........................    99,130   $  6,458,320
Alkermes, Inc. (a).............   369,705      6,802,572
Alnylam Pharmaceuticals, Inc.
  (a)..........................   187,186      6,134,085
Amgen, Inc. (a)................   113,386      6,414,246
Amylin Pharmaceuticals, Inc.
  (a)..........................   126,690      6,334,500
Arena Pharmaceuticals, Inc.
  (a)..........................   523,572      5,733,113
Biogen Idec, Inc. (a)..........    93,211      6,182,686
BioMarin Pharmaceuticals, Inc.
  (a)..........................   273,329      6,805,892
Celgene Corp. (a)..............    88,968      6,344,308
Cephalon, Inc. (a).............    85,786      6,267,525
Cepheid, Inc. (a)..............   298,094      6,796,543
Cubist Pharmaceuticals, Inc.
  (a)..........................   295,293      6,239,541
Genentech, Inc. (a)............    79,161      6,176,141
Genzyme Corp. (a)..............   101,075      6,262,607
Gilead Sciences, Inc. (a)......   156,587      6,399,711
Human Genome Sciences, Inc.
  (a)..........................   606,547      6,241,369
ImClone Systems, Inc. (a)......   148,169      6,125,306
Isis Pharmaceuticals, Inc.
  (a)..........................   421,451      6,309,122
Life Cell Corp. (a)............   169,376      6,363,456
Martek Biosciences Corp. (a)...   218,264      6,336,204
Medarex, Inc. (a)..............   437,593      6,196,317
Millennium Pharmaceuticals,
  Inc. (a).....................   614,255      6,234,688
Myriad Genetics, Inc. (a)......   135,387      7,060,432
Onyx Pharmaceuticals, Inc.
  (a)..........................   151,967      6,613,604
OSI Pharmaceuticals, Inc. (a)..   181,666      6,174,827
PDL BioPharma, Inc. (a)........   308,788      6,672,909
Pharmion Corp. (a).............   143,814      6,635,578
Regeneron Pharmaceuticals, Inc.
  (a)..........................   332,654      5,921,241
Theravance, Inc. (a)...........   239,293      6,243,154
United Therapeutics Corp. (a)..    93,775      6,239,789
Vertex Pharmaceuticals, Inc.
  (a)..........................   164,326      6,311,762
                                            ------------

TOTAL COMMON STOCKS --
  (Cost $189,390,388)..........              197,031,548
                                            ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $294,627)..............   294,627        294,627
                                            ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $189,685,015)..........              197,326,175
OTHER ASSETS AND
  LIABILITIES -- (0.0)% (b)....                  (48,847)
                                            ------------
NET ASSETS -- 100.0%...........             $197,277,328
                                            ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) S&P(R) HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------
COMMON STOCKS -- 96.6%
HOME FURNISHINGS -- 9.8%
Leggett & Platt, Inc. ........       52,474   $ 1,005,402
Mohawk Industries, Inc. (a)...       12,208       992,510
                                              -----------
                                                1,997,912
                                              -----------
HOME IMPROVEMENT RETAIL -- 14.4%
Lowe's Cos., Inc. ............       33,553       940,155
The Home Depot, Inc. .........       29,805       966,874
The Sherwin-Williams Co. .....       15,597     1,024,879
                                              -----------
                                                2,931,908
                                              -----------
HOMEBUILDING -- 72.4%
Avatar Holdings, Inc. (a).....       19,385       967,893
Beazer Homes USA, Inc. .......      102,130       842,572
Centex Corp. .................       37,814     1,004,718
Champion Enterprises, Inc.
  (a).........................       91,982     1,009,962
D.R. Horton, Inc. ............       72,868       933,439
Hovnanian Enterprises, Inc.
  (a).........................       83,531       926,359
KB HOME.......................       37,677       944,186
Lennar Corp. (Class A)........       40,579       919,114
M.D.C. Holdings, Inc. ........       24,215       991,362
Meritage Homes Corp. (a)......       61,671       870,795
NVR, Inc. (a).................        2,036       957,429
Pulte Homes, Inc. ............       63,579       865,310
Ryland Group, Inc. ...........       42,845       918,168
Standard Pacific Corp. .......      126,844       696,374
Toll Brothers, Inc. (a).......       49,019       979,890
WCI Communities, Inc. (a).....      147,619       884,238
                                              -----------
                                               14,711,809
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $23,672,741)..........                 19,641,629
                                              -----------
SHORT TERM INVESTMENTS -- 9.2%
MONEY MARKET FUND -- 9.2%
STIC Prime Portfolio
  (Cost $1,862,395)...........    1,862,395     1,862,395
                                              -----------
TOTAL INVESTMENTS -- 105.8%
  (Cost $25,535,136)..........                 21,504,024
OTHER ASSETS AND
  LIABILITIES -- (5.8)%.......                 (1,170,082)
                                              -----------
NET ASSETS -- 100.0%..........                $20,333,942
                                              ===========




(a) Non-income producing security

SPDR(R) S&P(R) METALS & MINING ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES        VALUE
--------------------             ---------   ------------
COMMON STOCKS -- 99.8%
ALUMINUM -- 4.1%
Alcoa, Inc. ..................     266,942   $ 10,442,771
                                             ------------
COAL & CONSUMABLE FUELS -- 23.8%
Arch Coal, Inc. ..............     298,985     10,087,754
CONSOL Energy, Inc. ..........     220,637     10,281,684
Foundation Coal Holdings,
  Inc. .......................     259,118     10,157,426
Massey Energy Co. ............     441,424      9,631,872
Peabody Energy Corp. .........     207,598      9,937,716
USEC, Inc. (a)................     960,112      9,841,148
                                             ------------
                                               59,937,600
                                             ------------
DIVERSIFIED METALS & MINING -- 11.9%
Freeport-McMoRan Copper &
  Gold, Inc. .................      91,868      9,636,035
RTI International Metals, Inc.
  (a).........................     129,969     10,301,343
Titanium Metals Corp. (a).....     295,597      9,920,235
                                             ------------
                                               29,857,613
                                             ------------
GOLD -- 3.7%
Newmont Mining Corp. .........     209,968      9,391,869
                                             ------------
PRECIOUS METALS & MINERALS -- 11.8%
Coeur d' Alene Mines Corp.
  (a).........................   2,586,717      9,803,657
Hecla Mining Co. (a)..........   1,104,522      9,885,472
Stillwater Mining Co. (a).....     964,745      9,927,226
                                             ------------
                                               29,616,355
                                             ------------
STEEL -- 44.5%
AK Steel Holding Corp. (a)....     232,338     10,211,255
Allegheny Technologies,
  Inc. .......................      93,472     10,277,246
Carpenter Technology Corp. ...      77,860     10,122,579
Cleveland-Cliffs, Inc. .......     115,737     10,181,384
Commercial Metals Co. ........     330,845     10,471,244
Nucor Corp. ..................     167,832      9,980,969
Quanex Corp. .................     209,024      9,819,947
Reliance Steel & Aluminum
  Co. ........................     179,344     10,140,110
Steel Dynamics, Inc. .........     215,584     10,067,773
United States Steel Corp. ....      95,017     10,066,101
Worthington Industries,
  Inc. .......................     460,812     10,856,731
                                             ------------
                                              112,195,339
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $259,599,545).........                251,441,547
                                             ------------
SHORT TERM INVESTMENTS-- 0.2%
MONEY MARKET FUND-- 0.2%
STIC Prime Portfolio
  (Cost $505,567).............     505,567        505,567
                                             ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $260,105,112).........                251,947,114
OTHER ASSETS AND
  LIABILITIES -- (0.0)% (b)...                   (117,710)
                                             ------------
NET ASSETS -- 100.0%..........               $251,829,404
                                             ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------
COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 43.3%
Diamond Offshore Drilling,
  Inc. ........................     75,069   $  8,504,567
ENSCO International, Inc. .....    152,081      8,531,744
GlobalSantaFe Corp. ...........    111,856      8,503,293
Helmerich & Payne, Inc. .......    250,043      8,208,912
Nabors Industries, Ltd. (a)....    272,727      8,391,810
Noble Corp. ...................    170,285      8,352,479
Patterson-UTI Energy, Inc. ....    379,818      8,572,492
Pride International, Inc. (a)..    237,334      8,674,558
Rowan Cos., Inc. ..............    227,402      8,318,365
Transocean, Inc. (a)...........     75,687      8,556,415
                                             ------------
                                               84,614,635
                                             ------------
OIL & GAS EQUIPMENT & SERVICES -- 56.6%
Baker Hughes, Inc. ............     95,218      8,604,851
BJ Services Co. ...............    310,638      8,247,439
Cameron International Corp.
  (a)..........................     92,393      8,526,950
Exterran Holdings, Inc. (a)....    108,651      8,729,021
FMC Technologies, Inc. (a).....    152,242      8,778,274
Grant Prideco, Inc. (a)........    151,066      8,236,118
Halliburton Co. ...............    221,771      8,516,006
National-Oilwell Varco, Inc.
  (a)..........................     59,711      8,628,240
Oceaneering International, Inc.
  (a)..........................    116,992      8,867,994
Schlumberger, Ltd. ............     81,309      8,537,445
Smith International, Inc. .....    116,740      8,335,236
Tidewater, Inc. ...............    128,943      8,102,778
Weatherford International, Ltd.
  (a)..........................    124,522      8,365,388
                                             ------------
                                              110,475,740
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $173,411,887)..........               195,090,375
                                             ------------
SHORT TERM INVESTMENTS-- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $133,232)..............    133,232        133,232
                                             ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $173,545,119)..........               195,223,607
OTHER ASSETS AND
  LIABILITIES -- (0.0)% (b)....                   (22,671)
                                             ------------
NET ASSETS -- 100.0%...........              $195,200,936
                                             ------------




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------
COMMON STOCKS -- 99.9%
INTEGRATED OIL & GAS -- 10.9%
Chevron Corp. ..................    27,213   $ 2,546,593
ConocoPhillips..................    28,964     2,542,170
Exxon Mobil Corp. ..............    27,981     2,589,922
Occidental Petroleum Corp. .....    40,004     2,563,456
                                             -----------
                                              10,242,141
                                             -----------
OIL & GAS EXPLORATION & PRODUCTION -- 76.4%
Anadarko Petroleum Corp. .......    48,164     2,588,815
Apache Corp. ...................    29,100     2,620,746
Berry Petroleum Co. (Class A)...    65,667     2,599,756
Cabot Oil & Gas Corp. ..........    70,604     2,482,437
Cheniere Energy, Inc. (a).......    65,752     2,575,506
Chesapeake Energy Corp. ........    72,520     2,557,055
Cimarex Energy Co. .............    66,988     2,495,303
Denbury Resources, Inc. (a).....    56,197     2,511,444
Devon Energy Corp. .............    30,387     2,528,198
Encore Aquisition Co. (a).......    80,585     2,550,515
EOG Resources, Inc. ............    34,676     2,508,115
Forest Oil Corp. (a)............    59,252     2,550,206
Helix Energy Solutions Group,
  Inc. (a)......................    60,830     2,582,842
Mariner Energy, Inc. (a)........   119,874     2,482,591
Newfield Exploration Co. (a)....    53,732     2,587,733
Noble Energy, Inc. .............    38,537     2,699,131
Penn Virginia Corp. ............    58,602     2,577,316
Petrohawk Energy Corp. (a)......   153,950     2,527,859
Pioneer Natural Resources Co. ..    56,471     2,540,066
Plains Exploration & Production
  Co. (a).......................    59,368     2,625,253
Pogo Producing Co. .............    49,425     2,624,962
Quicksilver Resources, Inc.
  (a)...........................    56,355     2,651,503
Range Resources Corp. ..........    61,952     2,518,968
Southwestern Energy Co. (a).....    58,880     2,464,128
St. Mary Land & Exploration
  Co. ..........................    72,782     2,596,134
Ultra Petroleum Corp. (a).......    44,616     2,767,977
Whiting Petroleum Corp. (a).....    58,002     2,578,189
XTO Energy, Inc. ...............    41,076     2,540,140
                                             -----------
                                              71,932,888
                                             -----------
OIL & GAS REFINING & MARKETING -- 12.6%
Frontier Oil Corp. .............    56,943     2,371,106
Holly Corp. ....................    39,618     2,370,345
Sunoco, Inc. ...................    33,491     2,370,493
Tesoro Corp. ...................    50,843     2,339,795
Valero Energy Corp. ............    36,338     2,441,186
                                             -----------
                                              11,892,925
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $95,026,832)............              94,067,954
                                             -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $70,121)................    70,121        70,121
                                             -----------
TOTAL INVESTMENTS -- 100.0%
(Cost $95,096,953)..............              94,138,075
OTHER ASSETS AND
  LIABILITIES -- (0.0)% (b).....                 (38,681)
                                             -----------
NET ASSETS -- 100.0%............             $94,099,394
                                             ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) S&P(R) PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------
COMMON STOCKS -- 99.8%
PHARMACEUTICALS -- 99.8%
Abbott Laboratories..............    7,342   $  393,678
Allergan, Inc. ..................    6,384      411,576
Barr Pharmaceuticals, Inc. (a)...    7,379      419,939
Bristol-Myers Squibb Co. ........   13,783      397,226
Eli Lilly & Co. .................    6,937      394,923
Endo Pharmaceuticals Holdings,
  Inc. (a).......................   13,002      403,192
Forest Laboratories, Inc. (a)....   10,733      400,234
Johnson & Johnson................    6,138      403,267
King Pharmaceuticals, Inc. (a)...   34,104      399,699
KV Pharmaceutical Co. (Class A)
  (a)............................   14,154      404,804
Medicis Pharmaceutical Corp.
  (Class A)......................   13,629      415,821
Merck & Co., Inc. ...............    7,713      398,685
MGI Pharma, Inc. (a).............   15,886      441,313
Mylan Laboratories, Inc. ........   26,039      415,582
Perrigo Co. .....................   18,375      392,306
Pfizer, Inc. ....................   16,254      397,085
Schering-Plough Corp. ...........   12,394      392,022
Sepracor, Inc. (a)...............   14,039      386,073
Valeant Pharmaceuticals
  International (a)..............   23,848      369,167
Watson Pharmaceuticals, Inc.
  (a)............................   12,609      408,532
Wyeth............................    8,841      393,867

TOTAL COMMON STOCKS --
  (Cost $8,765,105)..............             8,438,991
                                             ----------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio
  (Cost $38,053).................   38,053       38,053
                                             ----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $8,803,158)..............             8,477,044
OTHER ASSETS AND
  LIABILITIES-- (0.2)%...........               (17,640)
                                             ----------
NET ASSETS -- 100.0%.............            $8,459,404
                                             ==========




(a) Non-income producing security

SPDR(R) S&P(R) RETAIL ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------
COMMON STOCKS -- 99.9%
APPAREL RETAIL -- 36.3%
Abercrombie & Fitch Co. ........    15,753   $ 1,271,267
Aeropostale, Inc. (a)...........    62,486     1,190,974
American Eagle Outfitters,
  Inc. .........................    48,705     1,281,429
AnnTaylor Stores Corp. (a)......    38,720     1,226,262
Charming Shoppes, Inc. (a)......   141,216     1,186,214
Chico's FAS, Inc. (a)...........    85,792     1,205,378
Collective Brands, Inc. (a).....    57,928     1,277,892
Dress Barn, Inc. (a)............    72,555     1,234,161
Foot Locker, Inc. ..............    76,910     1,179,030
Genesco, Inc. (a)...............    26,420     1,218,755
Guess ?, Inc. ..................    26,205     1,284,831
Gymboree Corp. (a)..............    32,799     1,155,837
J. Crew Group, Inc. (a).........    27,749     1,151,584
Limited Brands, Inc. ...........    54,399     1,245,193
Mens Wearhouse, Inc. ...........    25,131     1,269,618
Pacific Sunwear of California,
  Inc. (a)......................    79,300     1,173,640
Ross Stores, Inc. ..............    47,349     1,214,028
The Gap, Inc. ..................    67,760     1,249,494
The TJX Cos., Inc. .............    41,758     1,213,905
Tween Brands, Inc. (a)..........    40,011     1,313,961
Urban Outfitters, Inc. (a)......    56,371     1,228,888
Zumiez, Inc. (a)................    26,725     1,185,788
                                             -----------
                                              26,958,129
                                             -----------
CATALOG RETAIL -- 8.6%
Coldwater Creek, Inc. (a).......   106,518     1,156,786
Gaiam, Inc. (a).................    55,310     1,329,099
PC Mall, Inc. (a)...............    90,689     1,415,655
Systemax, Inc. .................    59,712     1,220,513
ValueVision Media, Inc. (Class
  A) (a)........................   167,345     1,240,027
                                             -----------
                                               6,362,080
                                             -----------
COMPUTER & ELECTRONICS RETAIL -- 5.0%
Best Buy Co., Inc. .............    26,877     1,236,880
GameStop Corp. (Class A) (a)....    22,739     1,281,343
RadioShack Corp. ...............    57,284     1,183,487
                                             -----------
                                               3,701,710
                                             -----------
DEPARTMENT STORES -- 8.1%
J. C. Penney Co., Inc. .........    18,905     1,198,010
Kohl's Corp. (a)................    20,842     1,194,872
Macy's, Inc. ...................    37,960     1,226,867
Nordstrom, Inc. ................    24,762     1,161,090
Sears Holdings Corp. (a)........     9,567     1,216,922
                                             -----------
                                               5,997,761
                                             -----------
DRUG RETAIL -- 3.5%
CVS Caremark Corp. .............    33,217     1,316,389
Walgreen Co. ...................    27,674     1,307,320
                                             -----------
                                               2,623,709
                                             -----------
FOOD RETAIL -- 8.5%
Casey's General Stores, Inc. ...    43,541     1,206,086
Safeway, Inc. ..................    38,074     1,260,630
SUPERVALU, Inc. ................    31,545     1,230,570
The Kroger Co. .................    44,035     1,255,878
Whole Foods Market, Inc. .......    27,902     1,366,082
                                             -----------
                                               6,319,246
                                             -----------
FOOTWEAR -- 1.5%
Brown Shoe Co., Inc. ...........    58,270     1,130,438
                                             -----------
GENERAL MERCHANDISE STORES -- 4.9%
Dollar Tree Stores, Inc. (a)....    30,216     1,224,956
Family Dollar Stores, Inc. .....    46,314     1,230,100
Target Corp. ...................    19,133     1,216,285
                                             -----------
                                               3,671,341
                                             -----------
HYPERMARKETS & SUPER CENTERS -- 3.4%
Costco Wholesale Corp. .........    20,690     1,269,745
Wal-Mart Stores, Inc. ..........    28,407     1,239,966
                                             -----------
                                               2,509,711
                                             -----------
SPECIALTY STORES -- 20.1%
Barnes & Noble, Inc. ...........    35,456     1,250,178
Blockbuster, Inc. (Class A)
  (a)...........................   230,589     1,238,263
Borders Group, Inc. ............    88,564     1,180,558
Dick's Sporting Goods, Inc.
  (a)...........................    18,145     1,218,437
Guitar Center, Inc. (a).........    21,752     1,289,894
Office Depot, Inc. (a)..........    64,267     1,325,185
OfficeMax, Inc. ................    39,453     1,352,054
PetSmart, Inc. .................    38,151     1,217,017
Staples, Inc. ..................    55,928     1,201,893
Tiffany & Co. ..................    24,219     1,267,865
Tractor Supply Co. (a)..........    25,964     1,196,681
Zale Corp. (a)..................    53,601     1,240,327
                                             -----------
                                              14,978,352
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $75,425,915)............              74,252,477
                                             -----------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio (Cost
  $394,983).....................   394,983       394,983
                                             -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $75,820,898)............              74,647,460
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.........                (324,138)
                                             -----------
NET ASSETS -- 100.0%............             $74,323,322
                                             ===========




(a) Non-income producing security

SPDR(R) S&P(R) SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES        VALUE
--------------------             ---------   ------------
COMMON STOCKS -- 99.9%
SEMICONDUCTORS -- 99.9%
Advanced Micro Devices, Inc.
  (a).........................     651,667   $  8,602,004
Altera Corp. .................     343,204      8,264,352
Analog Devices, Inc. .........     235,724      8,523,780
Atmel Corp. (a)...............   1,662,500      8,578,500
Broadcom Corp. (Class A) (a)..     238,867      8,704,313
Cree, Inc. (a)................     268,345      8,345,529
Cypress Semiconductor Corp.
  (a).........................     300,358      8,773,457
Fairchild Semiconductor
  International,
  Inc. (a)....................     459,650      8,586,262
Integrated Device Technology,
  Inc. (a)....................     565,749      8,757,794
Intel Corp. ..................     333,546      8,625,500
International Rectifier Corp.
  (a).........................     268,548      8,859,398
Intersil Corp. (Class A)......     257,671      8,613,942
Linear Technology Corp. ......     246,347      8,619,682
LSI Logic Corp. (a)...........   1,270,797      9,429,314
Microchip Technology, Inc. ...     235,325      8,547,004
Micron Technology, Inc. (a)...     804,108      8,925,599
National Semiconductor
  Corp. ......................     326,497      8,854,599
NVIDIA Corp. (a)..............     250,193      9,066,994
Texas Instruments, Inc. ......     235,615      8,621,153
Xilinx, Inc. .................     321,111      8,393,842

TOTAL COMMON STOCKS --
  (Cost $171,221,493).........                173,693,018
                                             ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $280,087).............     280,087        280,087
                                             ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $171,501,580).........                173,973,105
OTHER ASSETS AND
  LIABILITIES -- (0.0)% (b)...                    (77,343)
                                             ------------
NET ASSETS -- 100.0%..........               $173,895,762
                                             ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES        VALUE
--------------------             ---------   ------------
COMMON STOCKS -- 99.4%
REGIONAL BANKS -- 87.8%
Associated Bancorp............     118,368   $  3,507,244
BancorpSouth, Inc. ...........     164,665      4,001,360
Bank of Hawaii Corp. .........      77,620      4,102,217
Boston Private Financial
  Holdings, Inc. .............     130,619      3,636,433
Cathay General Bancorp........     115,719      3,727,309
Central Pacific Financial
  Corp. ......................     110,247      3,219,212
Citizens Republic Bancorp,
  Inc. .......................     210,930      3,398,082
City National Corp. ..........      55,810      3,879,353
Commerce Bancshares, Inc. ....      89,775      4,119,775
Cullen/Frost Bankers, Inc. ...      69,406      3,478,629
CVB Financial Corp. ..........     298,082      3,487,559
East West Bancorp, Inc. ......     111,646      4,014,790
F N B Corp. ..................     205,502      3,399,003
First Commonwealth Financial
  Corp. ......................     313,083      3,462,698
First Community Bancorp,
  Inc. .......................      74,855      4,095,317
First Horizon National
  Corp. ......................      91,227      2,432,112
First Midwest Bancorp, Inc. ..     114,355      3,906,367
FirstMerit Corp. .............     151,054      2,984,827
Frontier Financial Corp. .....     152,401      3,555,515
Fulton Financial Corp. .......     223,260      3,210,479
National Penn Bancshares,
  Inc. .......................     225,980      3,697,028
Old National Bancorp..........     185,061      3,066,461
Pacific Capital Bancorp.......     129,252      3,399,328
Prosperity Bancshares, Inc. ..     108,871      3,610,162
Provident Bankshares Corp. ...     118,368      3,708,469
Signature Bank (a)............     100,683      3,547,062
South Financial Group, Inc. ..     138,897      3,158,518
Sterling Bancshares, Inc. ....     291,285      3,323,562
Sterling Financial Corp. -
  Washington..................     118,368      3,185,283
Susquehanna Bancshares,
  Inc. .......................     159,287      3,201,669
SVB Financial Group (a).......      83,033      3,932,443
Synovus Financial Corp. ......     140,152      3,931,264
TCF Financial Corp. ..........     151,054      3,954,594
The Colonial BancGroup,
  Inc. .......................     174,228      3,766,809
Trustmark Corp. ..............     136,097      3,816,160
UCBH Holdings, Inc. ..........     219,115      3,830,130
Umpqua Holdings Corp. ........     149,689      2,995,277
UnionBanCal Corp. ............      59,867      3,496,831
United Bankshares, Inc. ......     112,947      3,438,107
Valley National Bancorp.......     175,557      3,893,854
Westamerica Bancorp...........      76,245      3,797,763
Whitney Holding Corp. ........     122,511      3,231,840
Wilmington Trust Corp. .......      89,775      3,492,248
Wintrust Financial Corp. .....      76,245      3,254,899
                                             ------------
                                              156,348,042
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 11.6%
Brookline Bancorp, Inc. ......     253,187      2,934,437
Corus Bankshares, Inc. .......     257,245      3,349,330
Hudson City Bancorp, Inc. ....     285,770      4,395,143
People's United Financial,
  Inc. .......................     204,218      3,528,887
Sovereign Bancorp, Inc. ......     167,424      2,852,905
Webster Financial Corp. ......      87,128      3,669,831
                                             ------------
                                               20,730,533
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $182,442,241).........                177,078,575
                                             ------------
SHORT TERM INVESTMENTS -- 0.8%
MONEY MARKET FUND -- 0.8%
STIC Prime Portfolio..........   1,409,631      1,409,631
Federated Prime Obligations
  Fund........................         102            102
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,409,733)...........                  1,409,733
                                             ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $183,851,974).........                178,488,308
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.......                   (384,155)
                                             ------------
NET ASSETS -- 100.0%..........               $178,104,153
                                             ============




(a) Non-income producing security

SPDR(R) LEHMAN 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT          VALUE
--------------------            ------------   ------------
U.S. TREASURY OBLIGATIONS -- 100.0%
Treasury Bills*
  4.02%, 11/01/2007.........    $ 17,593,000   $ 17,541,265
  4.09%, 11/15/2007.........      18,693,000     18,609,933
  4.14%, 11/23/2007.........      18,693,000     18,593,239
  4.18%, 11/29/2007.........      20,892,000     20,767,539
  4.26%, 11/08/2007.........      18,141,000     18,074,553
  4.32%, 10/04/2007.........      15,931,000     15,926,745
  4.33%, 10/11/2007.........      15,394,000     15,380,188
  4.33%, 10/25/2007.........      15,943,000     15,907,553
  4.39%, 10/18/2007.........      15,394,000     15,370,411
                                               ------------

TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $156,077,849).......                    156,171,426
                                               ------------


                                   SHARES
                                ------------
SHORT TERM INVESTMENTS -- 0.0% (a)
MONEY MARKET FUND -- 0.0% (a)
State Street Institutional
  Liquid Reserves Fund 5.20%
  (b)
  (Cost $60,374)............          60,374         60,374
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $156,138,223).......                    156,231,800
OTHER ASSETS AND
  LIABILITIES -- (0.0)%(a)..                        (14,706)
                                               ------------
NET ASSETS -- 100.0%........                   $156,217,094
                                               ============




*   Rate shown is the annualized yield at time of purchase, not a coupon rate.

(a) Amount shown represents less than 0.05% of net assets.

(b) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

SPDR(R) LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                 AMOUNT      VALUE
--------------------               ---------   ---------
U.S. TREASURY OBLIGATIONS -- 98.8%
Treasury Bonds
  7.25%, 05/15/2016............    $ 100,000   $ 119,122
  7.50%, 11/15/2016............       96,000     116,671
  8.75%, 05/15/2017............       85,000     112,059
  8.88%, 08/15/2017............       50,000      66,657
  9.25%, 02/15/2016............       26,000      34,536
  9.88%, 11/15/2015............       28,000      38,173
  10.38%, 11/15/2012...........       46,000      46,363
  10.63%, 08/15/2015...........       17,000      23,881
  11.25%, 02/15/2015...........       52,000      74,059
  11.75%, 11/15/2014...........       23,000      26,592
  12.00%, 08/15/2013...........       58,000      61,872
  12.50%, 08/15/2014...........       20,000      23,041
  13.25%, 05/15/2014...........       21,000      24,025
Treasury Notes
  2.63%, 03/15/2009............       90,000      88,288
  3.00%, 02/15/2009............       94,000      92,748
  3.13%, 10/15/2008............       90,000      89,167
  3.13%, 04/15/2009............       91,000      89,870
  3.25%, 01/15/2009............       88,000      87,212
  3.38%, 11/15/2008............       94,000      93,357
  3.38%, 12/15/2008............       88,000      87,344
  3.38%, 09/15/2009............       89,000      88,041
  3.38%, 10/15/2009............      102,000     100,846
  3.50%, 08/15/2009............       89,000      88,259
  3.50%, 11/15/2009............       88,000      87,134
  3.50%, 12/15/2009............       88,000      87,124
  3.50%, 02/15/2010............       84,000      83,038
  3.63%, 07/15/2009............       83,000      82,523
  3.63%, 01/15/2010............       82,000      81,353
  3.63%, 06/15/2010............       82,000      81,265
  3.63%, 05/15/2013............      108,000     104,654
  3.88%, 05/15/2009............       83,000      82,871
  3.88%, 05/15/2010............       90,000      89,722
  3.88%, 07/15/2010............       78,000      77,747
  3.88%, 09/15/2010............       76,000      75,688
  3.88%, 02/15/2013............      107,000     105,211
  4.00%, 06/15/2009............       86,000      86,045
  4.00%, 08/31/2009............      110,000     110,048
  4.00%, 03/15/2010............       85,000      85,029
  4.00%, 04/15/2010............       97,000      96,991
  4.00%, 11/15/2012............      108,000     107,091
  4.00%, 02/15/2014............      157,000     154,095
  4.00%, 02/15/2015............      148,000     143,988
  4.13%, 08/15/2010............       76,000      76,230
  4.13%, 08/31/2012............       80,000      79,658
  4.13%, 05/15/2015............      132,000     129,236
  4.25%, 10/15/2010............       75,000      75,472
  4.25%, 01/15/2011............       78,000      78,490
  4.25%, 08/15/2013............      190,000     189,783
  4.25%, 11/15/2013............      170,000     169,481
  4.25%, 08/15/2014............      140,000     138,968
  4.25%, 11/15/2014............      137,000     135,694
  4.25%, 08/15/2015............      136,000     134,025
  4.38%, 11/15/2008............      121,000     121,444
  4.38%, 12/15/2010............       75,000      75,759
  4.38%, 08/15/2012............       98,000      98,902
  4.50%, 02/15/2009............      125,000     125,840
  4.50%, 03/31/2009............      123,000     123,932
  4.50%, 04/30/2009............      108,000     108,881
  4.50%, 05/15/2010............       85,000      86,056
  4.50%, 11/15/2010............       77,000      78,048
  4.50%, 02/28/2011............       84,000      85,158
  4.50%, 09/30/2011............       83,000      84,103
  4.50%, 11/30/2011............       84,000      85,078
  4.50%, 03/31/2012............       78,000      78,952
  4.50%, 04/30/2012............       78,000      78,963
  4.50%, 11/15/2015............      126,000     126,164
  4.50%, 02/15/2016............      126,000     125,982
  4.50%, 05/15/2017............      125,000     124,326
  4.63%, 11/30/2008............      120,000     120,890
  4.63%, 07/31/2009............      110,000     111,227
  4.63%, 11/15/2009............      114,000     115,472
  4.63%, 08/31/2011............       84,000      85,480
  4.63%, 10/31/2011............       84,000      85,471
  4.63%, 12/31/2011............       78,000      79,363
  4.63%, 02/29/2012............       78,000      79,378
  4.63%, 07/31/2012............       80,000      81,372
  4.63%, 11/15/2016............      126,000     126,636
  4.63%, 02/15/2017............      126,000     126,604
  4.75%, 11/15/2008............      130,000     131,046
  4.75%, 12/31/2008............      130,000     131,127
  4.75%, 02/28/2009............      108,000     109,109
  4.75%, 02/15/2010............       96,000      97,610
  4.75%, 03/31/2011............       83,000      84,828
  4.75%, 01/31/2012............       78,000      79,768
  4.75%, 05/31/2012............       80,000      81,810
  4.75%, 05/15/2014............      156,000     159,516
  4.75%, 08/15/2017............      130,000     131,767
  4.88%, 10/31/2008............      120,000     121,022
  4.88%, 01/31/2009............      120,000     121,340
  4.88%, 05/15/2009............      139,000     140,917
  4.88%, 05/31/2009............      110,000     111,569
  4.88%, 06/30/2009............      110,000     111,636
  4.88%, 08/15/2009............      126,000     128,035
  4.88%, 04/30/2011............       84,000      86,185
  4.88%, 05/31/2011............       90,000      92,370
  4.88%, 07/31/2011............       81,000      83,148
  4.88%, 02/15/2012............      122,000     125,625
  4.88%, 06/30/2012............       90,000      92,497
  4.88%, 08/15/2016............      141,000     144,347
  5.00%, 02/15/2011............      120,000     123,604
  5.00%, 08/15/2011............      141,000     145,671
  5.13%, 06/30/2011............       90,000      93,134
  5.13%, 05/15/2016............      126,000     131,291
  5.50%, 05/15/2009............       73,000      74,731
  5.75%, 08/15/2010............      118,000     123,483
  6.00%, 08/15/2009............      125,000     129,536
  6.50%, 02/15/2010............      112,000     118,260

SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------   ------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $10,434,420)...........             $ 10,625,300
                                            ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
State Street Institutional
  Liquid Reserves Fund 5.20%(a)
  (Cost $18,009)...............    18,009         18,009
                                            ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $10,452,429)...........               10,643,309
OTHER ASSETS AND
  LIABILITIES -- 1.0%..........                  106,009
                                            ------------
NET ASSETS -- 100.0%...........             $ 10,749,318
                                            ============




(a) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

SPDR(R) LEHMAN LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION                AMOUNT       VALUE
--------------------              ---------   -----------
U.S. TREASURY OBLIGATIONS -- 98.8%
Treasury Bonds
  4.50%, 02/15/2036...........    $ 556,000   $   527,249
  4.75%, 02/15/2037...........      324,000       319,733
  5.00%, 05/15/2037...........      215,000       220,678
  5.25%, 11/15/2028...........      207,000       217,095
  5.25%, 02/15/2029...........      233,000       244,345
  5.38%, 02/15/2031...........      332,000       355,582
  5.50%, 08/15/2028...........      218,000       235,436
  6.00%, 02/15/2026...........      274,000       310,393
  6.13%, 11/15/2027...........      439,000       508,327
  6.13%, 08/15/2029...........      225,000       262,622
  6.25%, 08/15/2023...........      478,000       549,208
  6.25%, 05/15/2030...........      343,000       407,957
  6.38%, 08/15/2027...........      166,000       197,070
  6.50%, 11/15/2026...........      202,000       242,125
  6.63%, 02/15/2027...........      178,000       216,323
  6.75%, 08/15/2026...........      154,000       188,893
  6.88%, 08/15/2025...........      224,000       276,338
  7.13%, 02/15/2023...........      289,000       358,817
  7.25%, 08/15/2022...........      221,000       276,314
  7.50%, 11/15/2024...........      177,000       230,291
  7.63%, 11/15/2022...........      129,000       166,859
  7.63%, 02/15/2025...........      173,000       227,909
  7.88%, 02/15/2021...........      194,000       251,667
  8.00%, 11/15/2021...........      612,000       807,246
  8.13%, 08/15/2019...........      357,000       464,960
  8.13%, 05/15/2021...........      187,000       247,816
  8.13%, 08/15/2021...........      169,000       224,501
  8.50%, 02/15/2020...........      177,000       237,906
  8.75%, 05/15/2020...........      155,000       212,648
  8.75%, 08/15/2020...........      345,000       474,489
  8.88%, 02/15/2019...........      270,000       367,435
  9.00%, 11/15/2018...........      121,000       165,557
  9.13%, 05/15/2018...........      121,000       165,701
                                              -----------

TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $9,942,309)...........                 10,159,490
                                              -----------


                                    SHARES
                                  ---------
SHORT TERM INVESTMENTS -- 0.0%(a)
MONEY MARKET FUND -- 0.0%(a)
State Street Institutional
  Liquid Reserves Fund
  5.20%(b)
  (Cost $2,742)...............        2,742         2,742
                                              -----------
TOTAL INVESTMENTS -- 98.8%
  (Cost $9,945,051)...........                 10,162,232
OTHER ASSETS AND
  LIABILITIES -- 1.2%.........                    123,489
                                              -----------
NET ASSETS -- 100.0%..........                $10,285,721
                                              ===========




(a) Amount shown represents less than 0.05% of net assets.

(b) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSGA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

SPDR(R) BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                    PRINCIPAL
SECURITY DESCRIPTION                 AMOUNT        VALUE
--------------------               ----------   ----------
U.S. TREASURY
  OBLIGATIONS -- 99.1%
Treasury Inflation Protected
  Indexed Bonds
  2.00%, 01/15/2026............     $ 488,013   $  466,316
  2.38%, 01/15/2025............       764,702      772,930
  2.38%, 01/15/2027............       174,562      177,023
  3.38%, 04/15/2032............        51,635       63,157
  3.63%, 04/15/2028............       485,527      591,950
  3.88%, 04/15/2029............       580,327      738,066
Treasury Inflation Protected
  Indexed Notes
  0.88%, 04/15/2010............       760,875      735,857
  1.63%, 01/15/2015............       476,719      456,320
  1.88%, 07/15/2013............       527,375      519,327
  1.88%, 07/15/2015............       409,084      398,489
  2.00%, 04/15/2012............       189,904      188,689
  2.00%, 01/15/2014............       555,774      548,154
  2.00%, 07/15/2014............       482,911      476,585
  2.00%, 01/15/2016............       400,905      392,434
  2.38%, 04/15/2011............       492,187      495,667
  2.38%, 01/15/2017............       399,736      402,854
  2.50%, 07/15/2016............       479,620      489,236
  3.00%, 07/15/2012............       634,863      661,337
  3.38%, 01/15/2012............       201,773      212,274
  3.50%, 01/15/2011............       251,332      262,336
  3.88%, 01/15/2009............       129,553      132,267
  4.25%, 01/15/2010............       274,854      287,865
  2.63%, 07/15/2017............       231,159      238,545
                                                ----------

TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $9,517,046)............                  9,707,678
                                                ----------


                                     SHARES
                                   ----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
State Street Institutional
  Liquid Reserves Fund 5.20%
  (a)
  (Cost $31,965)...............        31,965       31,965
                                                ----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $9,549,011)............                  9,739,643
OTHER ASSETS AND
  LIABILITIES -- 0.6%..........                     62,256
                                                ----------
NET ASSETS -- 100.0%...........                 $9,801,899
                                                ==========




(a) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSGA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

SPDR(R) LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------             -----------   -----------
MUNICIPAL BONDS AND NOTES -- 95.5%
ALABAMA -- 3.2%
Birmingham, AL, Capital
  Investment, Series A
  4.50%, 12/01/2027..........    $ 1,000,000   $   985,600
                                               -----------
CALIFORNIA -- 13.7%
Bay Area Infrastructure
  Financing Authority Revenue
  (FGIC)
  5.00%, 08/01/2017..........        900,000       961,020
Los Angeles, County, CA,
  Public Works, Financing
  Authority Lease Revenue,
  Series A (MBIA)
  5.00%, 12/01/2027..........        300,000       311,172
Los Angeles, CA, Unified
  School District, Series A
  5.00%, 07/01/2018..........        900,000       969,246
San Francisco City & County
  Public Utilities Commission
  Water Revenue, Series A
  4.50%, 11/01/2031..........      1,000,000       978,370
Yuba, CA, Community College
  District, Series B (AMBAC)
  4.75%, 08/01/2037..........      1,000,000     1,006,190
                                               -----------
                                                 4,225,998
                                               -----------
CONNECTICUT -- 3.3%
Conneticut State General
  Obligation, Series A
  4.50%, 05/01/2026..........      1,000,000     1,007,720
                                               -----------
FLORIDA -- 13.0%
Florida State Board Of Public
  Education, General
  Obligation
  5.00%, 06/01/2016..........        900,000       974,880
Florida State Department of
  Environmental Protection
  Revenue, Series A
  5.00%, 07/01/2009..........      1,000,000     1,025,120
Gainesville, FL, Utility
  System Revenue, Series A
  (FSA)
  5.00%, 10/01/2035..........        900,000       977,733
Palm Beach County, FL, Public
  Improvement Revenue,
  Biomedical Research Park
  Project, Series A (AMBAC)
  5.00%, 06/01/2025..........      1,000,000     1,039,260
                                               -----------
                                                 4,016,993
                                               -----------
GEORGIA -- 3.3%
Georgia State General
  Obligation, Series D
  5.00%, 07/01/2009..........      1,000,000     1,026,140
                                               -----------
HAWAII -- 3.1%
Hawaii State General
  Obligation, Series DJ
  (AMBAC)
  5.00%, 04/01/2023..........        900,000       949,401
                                               -----------
ILLINOIS -- 6.7%
Chicago, IL, General
  Obligation, Series A
  5.00%, 01/01/2015..........        900,000       968,967
Chicago, IL, Metropolitan
  Water Reclamation District,
  Series A
  5.00%, 12/01/2020..........      1,000,000     1,080,200
                                               -----------
                                                 2,049,167
                                               -----------
KENTUCKY -- 3.5%
Kentucky Asset Liability
  Commission Agency Revenue
  (MBIA)
  5.00%, 09/01/2013..........      1,000,000     1,072,810
                                               -----------
MASSACHUSETTS -- 3.2%
Massachusetts State General
  Obligation, Series A
  5.25%, 08/01/2019..........        900,000       993,519
                                               -----------
NEVADA -- 3.1%
Clark County, NV, School
  District, Series A
  5.00%, 06/15/2014..........        900,000       966,060
                                               -----------
NEW JERSEY -- 2.6%
New Jersey State Educational
  Facilities Authority
  Revenue, Higher Education,
  Capital Improvement, Series
  A
  5.00%, 09/01/2018..........        735,000       786,972
                                               -----------
NEW YORK -- 13.2%
New York, NY, General
  Obligation, Series C-1
  5.00%, 10/01/2012..........      1,400,000     1,482,950
New York State Thruway
  Authority General Revenue,
  Series G (FSA)
  4.75%, 01/01/2030..........        920,000       924,674
New York State Urban
  Development Corp. Revenue,
  Series B
  3.63%, 03/15/2012..........        710,000       710,717
New York, NY, City
  Transitional Finance
  Authority Revenue, Sub
  Series C-1
  5.00%, 11/01/2020..........        900,000       960,156
                                               -----------
                                                 4,078,497
                                               -----------
OHIO -- 3.3%
Hamilton County, OH, Sales
  Tax Revenue, Series A
  (AMBAC)
  5.00%, 12/01/2022..........        955,000     1,008,833
                                               -----------
TEXAS -- 9.7%
Houston, TX, Utility System
  Revenue, Series A
  5.25%, 11/15/2017..........        900,000       994,383
Texas State, General
  Obligation
  4.75%, 04/01/2036..........      1,000,000       992,280
Wichita Falls, TX, Water and
  Sewer Revenue (FGIC)
  4.50%, 08/01/2023..........      1,000,000     1,001,390
                                               -----------
                                                 2,988,053
                                               -----------

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------             -----------   -----------
VIRGINIA -- 3.3%
Virginia College Building
  Authority, Educational
  Facilities Revenue, Series
  B
  5.00%, 02/01/2009..........     $1,000,000   $ 1,019,640
                                               -----------
WASHINGTON -- 7.3%
Energy Northwest Washington
  Electric Revenue, Series A
  (MBIA)
  5.50%, 07/01/2012..........      1,200,000     1,295,292
Washington State Grand
  Obligation, Series A
  5.00%, 07/01/2023..........        900,000       947,466
                                               -----------
                                                 2,242,758
                                               -----------
TOTAL MUNICIPAL BONDS AND NOTES
  (Cost $29,625,653).........                   29,418,161
                                               -----------


                                    SHARES
                                 -----------
SHORT TERM INVESTMENTS -- 1.6%
MONEY MARKET FUND -- 1.6%
State Street Institutional
  Tax Free Money Market Fund
  3.60%(a)
  (Cost $500,584)............        500,584       500,584
                                               -----------
TOTAL INVESTMENTS -- 97.1%
  (Cost $30,126,237).........                   29,918,745
OTHER ASSETS AND LIABILITIES -- 2.9%........       885,016
                                               -----------
NET ASSETS -- 100.0%........................   $30,803,761
                                               ===========




(a) State Street Institutional Tax Free Money Market Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.


                                      AS A % OF TOTAL
INSURANCE COVERAGE                       NET ASSETS
------------------                    ---------------
Municipal Bond Investors Assurance
  Corp. (MBIA)....................           8.7%
Financial Guaranty Insurance Co.
  (FGIC)..........................           6.4%
Financial Security Assurance, Inc.
  (FSA)...........................           6.2%
Ambac Financial Group (AMBAC).....          13.0%

SPDR(R) LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ----------   -----------
CORPORATE BONDS & NOTES -- 28.4%
AEROSPACE & DEFENSE -- 0.6%
Boeing Co.
  6.13%, 02/15/2033...........    $   10,000   $    10,182
Honeywell International, Inc.
  6.13%, 11/01/2011...........        55,000        57,110
                                               -----------
                                                    67,292
                                               -----------
AUTOMOBILES -- 0.6%
DaimlerChrysler NA Holding
  Corp.
  7.20%, 09/01/2009...........        55,000        57,035
                                               -----------
BUILDING PRODUCTS -- 0.2%
Masco Corp.
  6.13%, 10/03/2016...........        25,000        24,324
                                               -----------
CAPITAL MARKETS -- 2.5%
Morgan Stanley
  4.00%, 01/15/2010...........       150,000       146,327
Svensk Exportkredit AB
  5.13%, 03/01/2017...........        25,000        25,093
The Goldman Sachs Group, Inc.
  5.35%, 01/15/2016...........        80,000        77,157
  5.95%, 01/15/2027...........        20,000        18,769
                                               -----------
                                                   267,346
                                               -----------
CHEMICALS -- 0.2%
E.I. du Pont de Nemours & Co.
  5.25%, 12/15/2016...........        25,000        24,154
                                               -----------
COMMERCIAL BANKS -- 5.6%
European Investment Bank
  5.00%, 02/08/2010...........       150,000       152,265
HSBC Bank USA NA
  4.63%, 04/01/2014...........        50,000        46,404
International Bank for
  Reconstruction & Development
  4.75%, 02/15/2035...........         5,000         4,625
KfW
  3.25%, 03/30/2009...........       250,000       246,015
Royal Bank of Scotland Group
  PLC
  5.00%, 11/12/2013...........        25,000        24,010
Wachovia Bank NA
  5.85%, 02/01/2037...........        45,000        43,089
Wells Fargo & Co
  4.88%, 01/12/2011...........        25,000        24,777
Wells Fargo Bank NA
  4.75%, 02/09/2015...........        55,000        52,124
                                               -----------
                                                   593,309
                                               -----------
COMMUNICATIONS EQUIPMENT -- 0.2%
Cisco Systems, Inc.
  5.50%, 02/22/2016...........        15,000        14,873
                                               -----------
COMPUTERS & PERIPHERALS -- 0.3%
International Business
  Machines Corp.
  5.88%, 11/29/2032...........        10,000         9,896
Oracle Corp.
  5.00%, 01/15/2011...........        25,000        24,945
                                               -----------
                                                    34,841
                                               -----------
DIVERSIFIED FINANCIAL SERVICES -- 6.6%
Bank of America NA
  5.30%, 03/15/2017...........        25,000        24,264
CIT Group, Inc.
  4.25%, 02/01/2010...........       105,000        98,175
Citigroup, Inc.
  5.63%, 08/27/2012...........       125,000       126,344
Credit Suisse USA, Inc.
  6.50%, 01/15/2012...........       105,000       109,884
General Electric Capital Corp.
  6.75%, 03/15/2032...........        15,000        16,568
HSBC Finance Corp.
  5.25%, 01/14/2011...........       105,000       104,456
JPMorgan Chase & Co.
  6.63%, 03/15/2012...........       210,000       220,302
                                               -----------
                                                   699,993
                                               -----------
ELECTRIC UTILITIES -- 0.9%
Consolidated Edison Co Ny, Inc. Ser 07 A
  6.30%, 08/15/2037...........        10,000        10,007
Pacific Gas & Electric Co.
  4.80%, 03/01/2014...........        55,000        52,577
Progress Energy, Inc.
  7.75%, 03/01/2031...........        25,000        28,717
                                               -----------
                                                    91,301
                                               -----------
FOOD & STAPLES RETAILING -- 0.2%
Wal-Mart Stores, Inc.
  5.88%, 04/05/2027...........        20,000        19,349
                                               -----------
FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co.
  5.38%, 09/15/2035...........        15,000        13,579
General Mills, Inc.
  5.70%, 02/15/2017...........        25,000        24,333
Kraft Foods, Inc.
  5.63%, 11/01/2011...........        25,000        25,137
                                               -----------
                                                    63,049
                                               -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
UnitedHealth Group, Inc.
  5.25%, 03/15/2011...........        55,000        54,962
                                               -----------
HOUSEHOLD PRODUCTS -- 0.1%
Procter & Gamble Co.
  5.55%, 03/05/2037...........        15,000        14,262
                                               -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Textron, Inc.
  6.38%, 11/15/2008...........        50,000        50,643
                                               -----------
INSURANCE -- 1.2%
American International Group,
  Inc.
  5.45%, 05/18/2017...........        50,000        48,802
MetLife, Inc.
  5.70%, 06/15/2035...........        25,000        22,939
The Allstate Corp.
  5.95%, 04/01/2036...........        10,000         9,560
The Travelers Cos., Inc.
  6.25%, 03/15/2037...........        25,000        24,260
XL Capital, Ltd.
  6.50%, 12/31/2049...........        25,000        23,354
                                               -----------
                                                   128,915
                                               -----------

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ----------   -----------
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 08/15/2036...........    $   10,000   $     9,953
                                               -----------
MEDIA -- 0.7%
Comcast Corp.
  6.50%, 01/15/2017...........        20,000        20,692
News America, Inc.
  6.15%, 03/01/2037(a)........        15,000        14,010
Time Warner Cable, Inc.
  5.85%, 05/01/2017(a)........        20,000        19,461
Time Warner, Inc.
  7.70%, 05/01/2032...........        15,000        16,497
                                               -----------
                                                    70,660
                                               -----------
METALS & MINING -- 0.2%
Vale Overseas, Ltd.
  6.88%, 11/21/2036...........        20,000        20,589
                                               -----------
MULTI-UTILITIES -- 0.2%
Midamerican Energy Holdings
  Co.
  6.13%, 04/01/2036...........        25,000        24,250
                                               -----------
MULTILINE RETAIL -- 0.2%
Macy's Retail Holdings, Inc.
  5.35%, 03/15/2012...........        25,000        24,495
                                               -----------
OIL, GAS & CONSUMABLE FUELS -- 1.4%
Anadarko Petroleum Corp.
  5.95%, 09/15/2016...........        20,000        19,731
Canadian Natural Resources,
  Ltd.
  6.25%, 03/15/2038...........        25,000        24,034
ConocoPhillips Canada Funding
  Co.
  5.63%, 10/15/2016...........        55,000        54,723
Southern Natural Gas Co.
  5.90%, 04/01/2017(a)........        55,000        52,964
                                               -----------
                                                   151,452
                                               -----------
PHARMACEUTICALS -- 0.9%
Abbott Laboratories
  5.60%, 05/15/2011...........        25,000        25,389
AstraZeneca PLC
  6.45%, 09/15/2037...........         5,000         5,212
Eli Lilly & Co.
  5.20%, 03/15/2017...........        20,000        19,452
Schering-Plough Corp
  6.00%, 09/15/2017...........        25,000        25,107
Wyeth
  5.95%, 04/01/2037...........        15,000        14,467
                                               -----------
                                                    89,627
                                               -----------
REAL ESTATE INVESTMENT TRUST -- 0.8%
Simon Property Group LP
  5.60%, 09/01/2011...........        80,000        79,245
                                               -----------
ROAD & RAIL -- 0.3%
CSX Corp.
  6.15%, 05/01/2037...........        10,000         9,524
Norfolk Southern Corp.
  7.70%, 05/15/2017...........        20,000        22,571
                                               -----------
                                                    32,095
                                               -----------
SPECIALTY RETAIL -- 0.2%
Home Depot, Inc.
  5.40%, 03/01/2016...........        25,000        23,427
                                               -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.6%
AT&T Corp.
  8.00%, 11/15/2031...........        30,000        36,562
Deutsche Telekom International Finance BV
  8.00%, 06/15/2010...........        55,000        58,913
Embarq Corp
  7.08%, 06/01/2016...........        10,000        10,395
New Cingular Wireless
  Services, Inc.
  8.13%, 05/01/2012...........        25,000        27,709
Sprint Capital Corp.
  6.13%, 11/15/2008...........        50,000        50,427
  6.88%, 11/15/2028...........        15,000        14,498
Telecom Italia Capital SA
  5.25%, 10/01/2015...........        35,000        33,230
Verizon Global Funding Corp.
  6.88%, 06/15/2012...........        25,000        26,649
Vodafone Group PLC
  5.63%, 02/27/2017...........        15,000        14,603
                                               -----------
                                                   272,986
                                               -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $3,012,669)...........                   3,004,427
                                               -----------
FOREIGN GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
Province of Ontario Canada
  4.95%, 06/01/2012...........        30,000        30,431
Province of Quebec
  7.50%, 09/15/2029...........        30,000        37,665
Republic of Italy
  5.63%, 06/15/2012...........        50,000        51,934
United Mexican States
  5.63%, 01/15/2017...........        55,000        54,870
                                  ----------   -----------
TOTAL FOREIGN GOVERNMENT AGENCY OBLIGATIONS --
  (Cost $173,803).............                     174,900
                                               -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.9%
Fannie Mae
  4.88%, 04/15/2009...........        50,000        50,342
  5.00%, 02/16/2012...........       105,000       106,557
  5.00%, 05/11/2017...........        50,000        50,010
  5.00%, TBA..................       300,000       294,352
  5.50%, TBA..................       900,000       883,195
  6.00%, TBA..................       250,000       253,418
  6.50%, TBA..................       500,000       509,453
  7.13%, 01/15/2030...........        55,000        68,272
Federal Home Loan Bank
  5.13%, 08/14/2013...........       105,000       106,934
  5.38%, 08/19/2011...........       185,000       190,436
  5.50%, TBA..................       150,000       149,648
Freddie Mac
  4.50%, 01/15/2013...........        20,000        19,813
  4.50%, TBA..................       250,000       241,016
  5.00%, 01/16/2009...........       265,000       266,763
  5.00%, 04/18/2017...........       105,000       105,063
  5.00%, TBA..................       650,000       621,461
  6.00%, TBA..................       750,000       751,816
Ginnie Mae
  5.00%, TBA..................       100,000        96,969
  5.50%, TBA..................       100,000        98,797
  6.00%, TBA..................       100,000       100,773
                                               -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS --
  (Cost $4,923,004)...........                   4,965,088
                                               -----------

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ----------   -----------
U.S. TREASURY OBLIGATIONS -- 21.1%
Treasury Bond
  4.50%, 02/15/2036...........    $   55,000   $    52,156
  6.00%, 02/15/2026...........       225,000       254,884
  6.25%, 08/15/2023...........        35,000        40,214
  8.88%, 08/15/2017...........       240,000       319,951
Treasury Notes
  4.00%, 04/15/2010...........       500,000       499,955
  4.50%, 03/31/2009...........       205,000       206,554
  4.50%, 04/30/2012...........       625,000       632,719
  4.88%, 08/15/2016...........       220,000       225,223
                                  ----------   -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $2,185,657)...........                   2,231,656
                                               -----------
SHORT TERM INVESTMENTS -- 39.6%
COMMERCIAL PAPER -- 37.7%(b)
Regency Markets No. 1 LLC
  6.20%, 10/11/2007(c)........     2,500,000     2,495,694
Surrey Funding Corp
  5.30%, 10/12/2007(c)........     1,000,000       998,381
  5.60%, 10/09/2007(c)........       500,000       499,378
                                               -----------
  (Cost $3,993,453)...........                   3,993,453
                                               -----------

---------

                                    SHARES
                                  ----------
MONEY MARKET FUND -- 1.9%
State Street Institutional
  Liquid Reserves Fund
  5.20%(d)
  (Cost $196,068).............       196,068       196,068
                                               -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $4,189,521)
TOTAL INVESTMENTS -- 137.7%
  (Cost $14,484,654)..........                  14,565,592
OTHER ASSETS AND LIABILITIES -- (37.7)%.....    (3,986,201)
                                               -----------
NET ASSETS -- 100.0%........................   $10,579,391
                                               ===========




(a) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities, which represents 0.8% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Rate shown is annualized yield at time of purchase; not a coupon rate.

(c) Security or a portion of the security has been designated as collateral for TBA securities.

(d) State Street Institutional Liquid reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

     TBA =To Be Announced

NOTES:
--------------------------------------------------------------------------------

SECURITY VALUATION

Equity portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Fixed income portfolio securities are based on the securities' evaluated bid price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2007, were as follows:

                                                                 GROSS          GROSS      NET UNREALIZED
                                                              UNREALIZED     UNREALIZED     APPRECIATION
                                           IDENTIFIED COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                           ---------------   ------------   ------------   --------------
SPDR DJ Wilshire Total Market ETF........   $  104,812,300   $ 32,845,690    $ 5,861,514    $ 26,984,176
SPDR DJ Wilshire Large Cap ETF...........        9,329,433      1,541,705        322,280       1,219,425
SDPR DJ Wilshire Large Cap Growth ETF....      244,756,680     41,774,655      7,102,263      34,672,392
SPDR DJ Wilshire Large Cap Value ETF.....      116,513,225     19,080,729      3,001,286      16,079,443
SPDR DJ Wilshire Mid Cap ETF.............       22,191,631      3,348,419        922,950       2,425,469
SPDR DJ Wilshire Mid Cap Growth ETF......       33,436,291      2,533,340      1,337,553       1,195,787
SPDR DJ Wilshire Mid Cap Value ETF.......       19,176,055        332,889      1,417,841      (1,084,952)
SPDR DJ Wilshire Small Cap ETF...........       13,399,696        822,008      1,219,732        (397,724)
SPDR DJ Wilshire Small Cap Growth ETF....       98,552,287     12,950,675      7,628,277       5,322,398
SPDR DJ Wilshire Small Cap Value ETF.....      101,593,086     10,571,194      7,833,849       2,737,345
SPDR DJ Global Titans ETF................      168,176,755     26,517,805      3,071,517      23,446,288
DJ Wilshire REIT ETF.....................    1,242,618,878    104,984,343     31,495,845      73,488,498
KBW Bank ETF.............................      103,251,846         23,939      5,746,344      (5,722,405)
KBW Capital Markets ETF..................      161,499,534      1,706,013     10,839,072      (9,133,059)
KBW Insurance ETF........................      155,519,455      1,953,312      4,750,851      (2,797,539)
Morgan Stanley Technology ETF............      209,052,594     32,368,700     12,196,064      20,172,636
SPDR S&P Dividend ETF....................      258,155,743     14,995,546     15,724,986        (729,440)
SPDR S&P Biotech ETF.....................      189,685,015     14,335,208      6,694,048       7,641,160
SPDR S&P Homebuilders ETF................       25,535,136              0      4,031,112      (4,031,112)
SPDR S&P Metals & Mining ETF.............      260,105,112      4,877,038     13,035,036      (8,157,998)
SPDR S&P Oil & Gas Equipment & Services
  ETF....................................      173,545,119     24,113,309      2,434,821      21,678,488
SPDR S&P Oil & Gas Exploration &
  Production ETF.........................       95,096,953      2,127,463      3,086,341        (958,878)
SPDR S&P Pharmaceuticals ETF.............        8,803,158        559,161        885,275        (326,114)
SPDR S&P Retail ETF......................       75,820,898         80,482      1,253,920      (1,173,438)
SPDR S&P Semiconductor ETF...............      171,501,580      8,612,557      6,141,032       2,471,525
KBW Regional Banking ETF.................      183,851,974         49,952      5,413,618      (5,363,666)
SPDR Lehman 1-3 Month T-Bill ETF.........      156,138,223         93,577              0          93,577
SPDR Lehman Intermediate Term Treasury
  ETF....................................       10,452,429        192,631          1,751         190,880
SPDR Lehman Long Term Treasury ETF.......        9,945,051        217,181              0         217,181
SPDR Barclay Capital TIPS ETF............        9,549,011        190,632              0         190,632
SPDR Lehman Municipal Bond ETF...........       30,126,237          5,657        213,149        (207,492)
SPDR Lehman Aggregate Bond ETF...........       14,484,654        100,466         19,528          80,938


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdretfs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR Series Trust

By:   /s/ James E. Ross
      --------------------
      James E. Ross
      President

By:   /s/ Gary L. French
      --------------------
      Gary L. French
      Treasurer

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ James E. Ross
      --------------------
      James E. Ross
      President

By:   /s/ Gary L. French
      --------------------
      Gary L. French
      Treasurer

Date: November 27, 2007